SEASONS SERIES TRUST SA MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount(13)	Value (Note 1)
COMMON STOCKS — 72.1%
Aerospace/Defense-Equipment — 0.8%
HEICO Corp., Class A	3,783	$391,048
Moog, Inc., Class A	175	16,382
		407,430
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	600	105,582
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	250	4,763
Applications Software — 4.5%
Brightcove, Inc.†	2,150	22,210
Intuit, Inc.	1,450	378,929
salesforce.com, Inc.†	4,217	639,845
ServiceNow, Inc.†	4,167	1,144,133
Telenav, Inc.†	975	7,800
		2,192,917
Audio/Video Products — 0.1%
Sonos, Inc.†	5,350	60,669
Auto-Truck Trailers — 0.2%
Wabash National Corp.	6,175	100,467
Auto/Truck Parts & Equipment-Original — 0.1%
Gentherm, Inc.†	1,100	46,013
Meritor, Inc.†	1,025	24,856
		70,869
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,375	54,711
B2B/E-Commerce — 0.1%
ePlus, Inc.†	500	34,470
Banks-Commercial — 1.6%
1st Source Corp.	300	13,920
Atlantic Union Bankshares Corp.	241	8,515
BancFirst Corp.	950	52,877
BancorpSouth Bank	1,275	37,026
Banner Corp.	1,000	54,150
Cadence BanCorp	75	1,560
Cathay General Bancorp	500	17,955
Central Pacific Financial Corp.	1,550	46,438
Central Valley Community Bancorp	125	2,684
Citizens & Northern Corp.	125	3,291
Columbia Banking System, Inc.	1,250	45,225
CVB Financial Corp.	2,075	43,637
East West Bancorp, Inc.	24	1,122
Enterprise Financial Services Corp.	300	12,480
First Commonwealth Financial Corp.	2,100	28,287
First Community Bankshares, Inc.	150	5,064
First Hawaiian, Inc.	450	11,642
First Interstate BancSystem, Inc., Class A	325	12,873
Great Western Bancorp, Inc.	150	5,358
Hope Bancorp, Inc.	1,019	14,042
IBERIABANK Corp.	175	13,274
Independent Bank Corp./Massachusetts	75	5,711
Independent Bank Corp./Michigan	600	13,074
OFG Bancorp	175	4,160
PacWest Bancorp	350	13,591
Simmons First National Corp., Class A	589	13,700
South State Corp.	75	5,525
TCF Financial Corp.	1,300	27,027
Trustmark Corp.	3,125	103,906
UMB Financial Corp.	300	19,746
United Bankshares, Inc.	925	34,308
Webster Financial Corp.	300	14,331
West Bancorporation, Inc.	200	4,244
Westamerica Bancorporation	1,200	73,932
		764,675
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	125	4,538
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,300	16,796
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc.†	625	10,538
Louisiana-Pacific Corp.	900	23,598
		34,136
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	650	33,143
EMCOR Group, Inc.	1,600	140,960
MYR Group, Inc.†	625	23,344
		197,447
Building Products-Cement — 0.1%
Continental Building Products, Inc.†	1,675	44,505
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	600	31,608
Building Products-Wood — 0.0%
Boise Cascade Co.	550	15,461
Building-Heavy Construction — 0.1%
MasTec, Inc.†	675	34,783
Sterling Construction Co., Inc.†	925	12,413
		47,196
Building-Maintenance & Services — 2.3%
ABM Industries, Inc.	325	13,000
Rollins, Inc.	18,443	661,551
ServiceMaster Global Holdings, Inc.†	8,379	436,462
		1,111,013
Building-Residential/Commercial — 0.4%
KB Home	4,675	120,288
TRI Pointe Group, Inc.†	7,700	92,169
		212,457
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	2,625	19,058
Casino Hotels — 0.1%
Boyd Gaming Corp.	850	22,899
Chemicals-Plastics — 0.0%
PolyOne Corp.	250	7,848
Chemicals-Specialty — 2.9%
Ecolab, Inc.	6,938	1,369,838
Minerals Technologies, Inc.	425	22,742
OMNOVA Solutions, Inc.†	1,800	11,214
		1,403,794
Coal — 0.2%
Arch Coal, Inc., Class A	475	44,750
Peabody Energy Corp.	975	23,497
Warrior Met Coal, Inc.	1,625	42,445
		110,692

1

Commercial Services — 0.1%
Harsco Corp.†	900	24,696
Medifast, Inc.	75	9,622
		34,318
Commercial Services-Finance — 0.9%
Euronet Worldwide, Inc.†	100	16,824
Green Dot Corp., Class A†	275	13,448
S&P Global, Inc.	1,766	402,277
		432,549
Computer Aided Design — 0.9%
Aspen Technology, Inc.†	275	34,177
Autodesk, Inc.†	2,396	390,308
		424,485
Computer Data Security — 0.2%
Crowdstrike Holdings, Inc., Class A†	500	34,145
Qualys, Inc.†	425	37,009
		71,154
Computer Services — 0.1%
CACI International, Inc., Class A†	150	30,688
Insight Enterprises, Inc.†	300	17,460
Unisys Corp.†	225	2,187
		50,335
Computer Software — 0.3%
Box, Inc., Class A†	1,725	30,377
j2 Global, Inc.	425	37,778
TiVo Corp.	8,575	63,198
		131,353
Computers-Integrated Systems — 0.1%
NetScout Systems, Inc.†	2,700	68,553
Computers-Periphery Equipment — 0.0%
Electronics For Imaging, Inc.†	100	3,691
Consulting Services — 2.6%
Gartner, Inc.†	4,163	669,993
Huron Consulting Group, Inc.†	1,250	62,975
Navigant Consulting, Inc.	4,550	105,515
Verisk Analytics, Inc.	2,829	414,335
		1,252,818
Containers-Metal/Glass — 0.8%
Ball Corp.	5,743	401,953
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	695	9,716
Cosmetics & Toiletries — 1.4%
Edgewell Personal Care Co.†	275	7,411
Estee Lauder Cos., Inc., Class A	3,752	687,029
		694,440
Data Processing/Management — 1.4%
Broadridge Financial Solutions, Inc.	5,093	650,274
CommVault Systems, Inc.†	575	28,532
		678,806
Decision Support Software — 0.8%
MSCI, Inc.	1,707	407,615
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	1,700	38,930
Diagnostic Equipment — 0.9%
Adaptive Biotechnologies Corp.†	400	19,320
Danaher Corp.	2,942	420,471
		439,791
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,300	15,444
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	125	11,963
Distribution/Wholesale — 1.5%
Copart, Inc.†	8,933	667,652
Core-Mark Holding Co., Inc.	550	21,846
Fossil Group, Inc.†	2,475	28,462
Titan Machinery, Inc.†	1,000	20,580
Veritiv Corp.†	425	8,254
		746,794
Diversified Manufacturing Operations — 0.1%
Actuant Corp., Class A	100	2,481
EnPro Industries, Inc.	275	17,556
Fabrinet†	575	28,560
		48,597
E-Commerce/Products — 4.0%
Amazon.com, Inc.†	1,013	1,918,247
Etsy, Inc.†	150	9,206
		1,927,453
E-Commerce/Services — 1.5%
Groupon, Inc.†	3,050	10,919
Liberty Expedia Holdings, Inc., Class A†	1,875	89,606
MercadoLibre, Inc.†	1,000	611,770
		712,295
E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	750	7,080
E-Services/Consulting — 0.1%
Perficient, Inc.†	1,975	67,782
Electric Products-Misc. — 0.0%
Graham Corp.	200	4,042
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	1,575	17,624
Electric-Generation — 0.1%
Atlantic Power Corp.†	14,375	34,787
Electric-Integrated — 0.3%
Black Hills Corp.	475	37,131
IDACORP, Inc.	100	10,043
PNM Resources, Inc.	450	22,909
Portland General Electric Co.	1,000	54,170
		124,253
Electronic Components-Misc. — 0.2%
Benchmark Electronics, Inc.	1,450	36,424
OSI Systems, Inc.†	650	73,209
		109,633

2

Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc.†	5,450	40,657
Cree, Inc.†	175	9,831
Rambus, Inc.†	10,250	123,410
Synaptics, Inc.†	900	26,226
Xperi Corp.	2,200	45,298
		245,422
Electronic Forms — 2.0%
Adobe, Inc.†	3,236	953,487
Electronic Measurement Instruments — 1.0%
Fortive Corp.	4,902	399,611
Stoneridge, Inc.†	1,950	61,523
		461,134
Electronic Parts Distribution — 0.3%
SYNNEX Corp.	100	9,840
Tech Data Corp.†	1,100	115,060
		124,900
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,150	13,444
Renewable Energy Group, Inc.†	1,725	27,358
REX American Resources Corp.†	625	45,562
		86,364
Engineering/R&D Services — 0.0%
VSE Corp.	325	9,324
Enterprise Software/Service — 4.6%
Constellation Software, Inc.	1,042	982,084
Donnelley Financial Solutions, Inc.†	700	9,338
Manhattan Associates, Inc.†	250	17,333
MicroStrategy, Inc., Class A†	100	14,331
Progress Software Corp.	1,525	66,521
Workday, Inc., Class A†	5,504	1,131,512
		2,221,119
Finance-Auto Loans — 0.1%
Credit Acceptance Corp.†	65	31,449
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A	75	4,442
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc.†	425	7,306
Houlihan Lokey, Inc.	850	37,850
		45,156
Finance-Other Services — 0.1%
Deluxe Corp.	625	25,413
Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	3,025	28,163
MGIC Investment Corp.†	2,400	31,536
NMI Holdings, Inc., Class A†	300	8,517
Radian Group, Inc.	600	13,710
		81,926
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	125	3,479
Food-Wholesale/Distribution — 0.0%
Grocery Outlet Holding Corp.†	200	6,576
Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,025	20,244
Weyco Group, Inc.	75	2,003
		22,247
Gas-Distribution — 0.1%
Northwest Natural Holding Co.	150	10,425
Southwest Gas Holdings, Inc.	300	26,886
		37,311
Home Furnishings — 0.1%
Sleep Number Corp.†	1,275	51,497
Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	1,075	7,643
Human Resources — 0.4%
Barrett Business Services, Inc.	975	80,535
Cross Country Healthcare, Inc.†	2,375	22,277
Heidrick & Struggles International, Inc.	150	4,496
Kforce, Inc.	825	28,949
Korn Ferry	825	33,058
TrueBlue, Inc.†	950	20,957
		190,272
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	550	8,899
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	100	2,716
CNO Financial Group, Inc.	1,025	17,097
Primerica, Inc.	475	56,976
		76,789
Insurance-Multi-line — 0.0%
Kemper Corp.	100	8,629
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	100	1,685
First American Financial Corp.	200	10,740
Kinsale Capital Group, Inc.	475	43,453
		55,878
Insurance-Reinsurance — 0.0%
Global Indemnity, Ltd.	125	3,870
Third Point Reinsurance, Ltd.†	625	6,450
		10,320
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	1,050	62,328
Internet Content-Entertainment — 3.2%
Facebook, Inc., Class A†	2,016	389,088
Twitter, Inc.†	33,187	1,158,226
		1,547,314
Internet Content-Information/News — 2.0%
HealthStream, Inc.†	1,350	34,911
Spotify Technology SA†	6,244	912,998
Yelp, Inc.†	475	16,235
		964,144
Internet Security — 0.1%
Proofpoint, Inc.†	225	27,056

3

Investment Companies — 0.0%
BrightSphere Investment Group PLC	375	4,279
Investment Management/Advisor Services — 0.1%
Stifel Financial Corp.	565	33,369
Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	75	920
Machinery-General Industrial — 0.1%
DXP Enterprises, Inc.†	700	26,523
Kadant, Inc.	275	24,973
		51,496
Machinery-Pumps — 0.1%
CSW Industrials, Inc.	675	46,001
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	475	13,443
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	11,200	130,256
Medical Instruments — 2.9%
AngioDynamics, Inc.†	1,775	34,950
Intuitive Surgical, Inc.†	2,501	1,311,899
NuVasive, Inc.†	800	46,832
		1,393,681
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	575	37,616
Personalis, Inc.†	400	10,860
		48,476
Medical Products — 0.3%
Axonics Modulation Technologies, Inc.†	75	3,073
Integer Holdings Corp.†	1,450	121,684
Nevro Corp.†	425	27,552
Orthofix Medical, Inc.†	275	14,542
		166,851
Medical-Biomedical/Gene — 0.8%
ACADIA Pharmaceuticals, Inc.†	1,150	30,739
Achillion Pharmaceuticals, Inc.†	3,100	8,308
Alder Biopharmaceuticals, Inc.†	1,325	15,595
AMAG Pharmaceuticals, Inc.†	150	1,499
Amicus Therapeutics, Inc.†	2,125	26,520
Arena Pharmaceuticals, Inc.†	655	38,403
Atara Biotherapeutics, Inc.†	725	14,580
Biohaven Pharmaceutical Holding Co., Ltd.†	800	35,032
Bluebird Bio, Inc.†	100	12,720
Bridgebio Pharma, Inc.†	500	13,485
CytomX Therapeutics, Inc.†	725	8,135
Forty Seven, Inc.†	1,350	14,310
Homology Medicines, Inc.†	450	8,807
Intercept Pharmaceuticals, Inc.†	400	31,828
Menlo Therapeutics, Inc.†	600	3,594
Mersana Therapeutics, Inc.†	4,450	18,022
Myriad Genetics, Inc.†	875	24,307
Puma Biotechnology, Inc.†	500	6,355
REGENXBIO, Inc.†	650	33,390
resTORbio, Inc.†	425	4,335
Sangamo Therapeutics, Inc.†	425	4,577
Solid Biosciences, Inc.†	675	3,881
Synlogic, Inc.†	1,400	12,740
TCR2 Therapeutics, Inc.†	550	7,871
Twist Bioscience Corp.†	450	13,055
Y-mAbs Therapeutics, Inc.†	75	1,715
		393,803
Medical-Drugs — 2.4%
Aimmune Therapeutics, Inc.†	700	14,574
Alector, Inc.†	275	5,225
Athenex, Inc.†	1,700	33,660
Clovis Oncology, Inc.†	975	14,498
Eagle Pharmaceuticals, Inc.†	175	9,744
Global Blood Therapeutics, Inc.†	700	36,820
Gritstone Oncology, Inc.†	325	3,621
Horizon Therapeutics PLC†	1,750	42,105
Lannett Co., Inc.†	2,600	15,756
Mallinckrodt PLC†	2,075	19,049
MyoKardia, Inc.†	750	37,605
Paratek Pharmaceuticals, Inc.†	1,700	6,783
Prestige Consumer Healthcare, Inc.†	1,125	35,640
Principia Biopharma, Inc.†	775	25,722
Protagonist Therapeutics, Inc.†	1,675	20,284
Reata Pharmaceuticals, Inc., Class A†	315	29,720
Seres Therapeutics, Inc.†	3,550	11,431
Sutro Biopharma, Inc.†	250	2,845
TG Therapeutics, Inc.†	1,500	12,975
Vanda Pharmaceuticals, Inc.†	1,075	15,147
Voyager Therapeutics, Inc.†	1,150	31,303
Zoetis, Inc.	6,410	727,471
		1,151,978
Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	25	550
Medical-HMO — 0.1%
Magellan Health, Inc.†	50	3,712
Triple-S Management Corp., Class B†	1,925	45,911
		49,623
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	1,850	4,940
Surgery Partners, Inc.†	825	6,715
Tenet Healthcare Corp.†	950	19,627
		31,282
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	350	42,493
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	3,550	11,360
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	125	3,418
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,000	40,260
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	75	7,321
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,150	45,505
Multimedia — 2.7%
Walt Disney Co.	9,452	1,319,877

4

Networking Products — 0.0%
NeoPhotonics Corp.†	1,550	6,479
Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	4,289	409,943
Office Furnishings-Original — 0.0%
HNI Corp.	600	21,228
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	6,700	52,729
Oil Companies-Exploration & Production — 0.1%
Gulfport Energy Corp.†	5,125	25,164
W&T Offshore, Inc.†	7,600	37,696
		62,860
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	1,325	63,600
Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	100	4,999
Delek US Holdings, Inc.	1,900	76,988
Murphy USA, Inc.†	375	31,511
		113,498
Oil-Field Services — 0.3%
FTS International, Inc.†	800	4,464
Matrix Service Co.†	2,325	47,104
MRC Global, Inc.†	2,600	44,512
NOW, Inc.†	3,325	49,077
		145,157
Paper & Related Products — 0.1%
Domtar Corp.	225	10,019
Verso Corp., Class A†	2,150	40,958
		50,977
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	4,125	82,046
Poultry — 0.1%
Sanderson Farms, Inc.	225	30,726
Power Converter/Supply Equipment — 0.3%
Generac Holdings, Inc.†	1,625	112,791
Powell Industries, Inc.	500	19,000
		131,791
Printing-Commercial — 0.1%
Ennis, Inc.	1,750	35,910
Quad/Graphics, Inc.	2,375	18,786
		54,696
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	350	2,016
Real Estate Investment Trusts — 1.5%
Alexander & Baldwin, Inc.	259	5,983
American Assets Trust, Inc.	1,600	75,392
Americold Realty Trust	2,550	82,671
Ashford Hospitality Trust, Inc.	3,725	11,063
Blackstone Mtg. Trust, Inc., Class A	525	18,679
Capstead Mtg. Corp.	450	3,758
Cherry Hill Mtg. Investment Corp.	650	10,400
CorEnergy Infrastructure Trust, Inc.	57	2,261
CoreSite Realty Corp.	750	86,377
Cousins Properties, Inc.	356	12,877
CubeSmart	400	13,376
DiamondRock Hospitality Co.	3,400	35,156
EastGroup Properties, Inc.	200	23,196
Equity LifeStyle Properties, Inc.	150	18,201
First Industrial Realty Trust, Inc.	300	11,022
GEO Group, Inc.	2,625	55,151
Gladstone Commercial Corp.	125	2,653
Hersha Hospitality Trust	475	7,856
Highwoods Properties, Inc.	225	9,292
Hospitality Properties Trust	600	15,000
Invesco Mtg. Capital, Inc.	1,150	18,538
Lexington Realty Trust	1,000	9,410
Mack-Cali Realty Corp.	525	12,227
National Retail Properties, Inc.	75	3,976
Pebblebrook Hotel Trust	2,225	62,700
Piedmont Office Realty Trust, Inc., Class A	1,100	21,923
PS Business Parks, Inc.	100	16,853
RLJ Lodging Trust	325	5,766
Saul Centers, Inc.	300	16,839
Sunstone Hotel Investors, Inc.	2,200	30,162
Taubman Centers, Inc.	200	8,166
Two Harbors Investment Corp.	1,763	22,337
Uniti Group, Inc.	100	950
Xenia Hotels & Resorts, Inc.	250	5,213
		735,424
Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	4,275	68,571
Tailored Brands, Inc.	1,275	7,357
		75,928
Retail-Appliances — 0.0%
Conn’s, Inc.†	275	4,901
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,225	14,196
Retail-Building Products — 0.0%
BMC Stock Holdings, Inc.†	725	15,370
Retail-Discount — 0.0%
Ollie’s Bargain Outlet Holdings, Inc.†	100	8,711
Retail-Drug Store — 0.0%
Rite Aid Corp.†	1,413	11,318
Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	75	9,002
Retail-Office Supplies — 0.0%
Office Depot, Inc.	8,500	17,510
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	175	17,504
Retail-Restaurants — 1.1%
Bloomin’ Brands, Inc.	3,100	58,621
Brinker International, Inc.	1,500	59,025
Starbucks Corp.	5,041	422,587
		540,233
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	1,350	24,570
Zumiez, Inc.†	1,400	36,540
		61,110

5

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	175	3,372
Trinseo SA	1,350	57,159
		60,531
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	500	6,995
Brookline Bancorp, Inc.	1,225	18,841
Capitol Federal Financial, Inc.	100	1,377
First Defiance Financial Corp.	225	6,428
Flushing Financial Corp.	425	9,435
Investors Bancorp, Inc.	1,400	15,610
Meridian Bancorp, Inc.	3,075	55,012
Northfield Bancorp, Inc.	2,950	46,050
People’s United Financial, Inc.	698	11,712
Washington Federal, Inc.	2,025	70,733
		242,193
Schools — 0.1%
K12, Inc.†	1,100	33,451
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	1,975	86,307
Semiconductor Equipment — 0.1%
Veeco Instruments, Inc.†	1,875	22,913
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	7,863	38,765
Television — 0.3%
ION Media Networks, Inc.†(1)(2)	2	1,200
Nexstar Media Group, Inc., Class A	425	42,925
Sinclair Broadcast Group, Inc., Class A	1,775	95,193
		139,318
Textile-Apparel — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	2,157	918,217
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A	1,625	15,161
Therapeutics — 0.2%
Flexion Therapeutics, Inc.†	750	9,225
La Jolla Pharmaceutical Co.†	700	6,475
Sarepta Therapeutics, Inc.†	200	30,390
Xencor, Inc.†	825	33,767
		79,857
Transactional Software — 0.2%
ACI Worldwide, Inc.†	2,975	102,161
Synchronoss Technologies, Inc.†	1,625	12,854
		115,015
Transport-Marine — 0.1%
Dorian LPG, Ltd.†	44	397
SEACOR Holdings, Inc.†	525	24,943
		25,340
Transport-Rail — 1.3%
Union Pacific Corp.	3,627	613,362
Transport-Services — 0.1%
Echo Global Logistics, Inc.†	1,075	22,435
Transport-Truck — 0.1%
ArcBest Corp.	1,650	46,382
Covenant Transportation Group, Inc., Class A†	175	2,574
Schneider National, Inc., Class B	300	5,472
YRC Worldwide, Inc.†	2,112	8,511
		62,939
Veterinary Diagnostics — 1.4%
Elanco Animal Health, Inc.†	20,108	679,650
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	200	8,552
USANA Health Sciences, Inc.†	125	9,929
		18,481
Water — 0.1%
American States Water Co.	925	69,597
Web Hosting/Design — 0.0%
NIC, Inc.	1,350	21,654
Web Portals/ISP — 1.2%
Alphabet, Inc., Class C†	548	592,339
Wireless Equipment — 0.1%
Cambium Networks Corp.†	2,400	23,016
PagerDuty, Inc.†	375	17,644
		40,660
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	2,025	62,066
Total Common Stocks (cost $31,509,854)		35,100,219
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.5%
Credit Suisse Group AG 6.25% due 12/18/2024*(14)	$250,000	260,312
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(1)	6,000	1
Total Preferred Securities/Capital Securities (cost $260,847)		260,313
ASSET BACKED SECURITIES — 6.8%
Diversified Financial Services — 6.8%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.57% (1 ML+0.17%) due 01/25/2037(3)	5,696	5,548
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(3)(5)	50,000	50,205
Apidos CLO FRS Series 2015-21A, Class A1R 3.53% (3 ML+0.93%) due 07/18/2027*	250,000	249,937

6

Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.98% (1 ML+1.58%) due 10/25/2034	1,869	1,890
BANK VRS Series 2018-BN14, Class XA 0.67% due 09/15/2060(4)(5)(6)	992,800	36,729
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(5)	68,151	69,571
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(5)	65,751	67,003
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(5)	65,261	66,704
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(5)	64,717	66,724
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.29% due 02/25/2036(3)(5)	21,177	20,072
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(4)(5)(6)	99,603	3,602
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(4)(5)(6)	124,574	4,539
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	1,667	1,682
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	2,757	2,755
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(3)(5)	65,681	66,129
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(4)	20,000	21,237
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.98% (1 Yr USTYCR+2.40%) due 03/25/2036(3)	12,760	12,741
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	19,550	19,510
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(4)	35,000	36,297
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(4)	43,000	45,838
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(4)	45,072	47,192
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	100,000	107,043
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(3)	6,802	5,877
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.93% due 06/15/2057(4)(5)(6)	317,279	11,307
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(4)	30,000	30,648
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,500	50,976
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.34% due 05/25/2035(3)(5)	18,560	18,848
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(4)	40,000	42,658
GSAA Home Equity Trust FRS Series 2007-4, Class A1 2.50% (1 ML+0.10%) due 03/25/2037	51,303	23,930
GSR Mtg. Loan Trust VRS
Series 2007-AR1, Class 2A1
4.15% due 03/25/2047(3)(5)	4,320	3,860
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 4.40% due 01/25/2036(3)(5)	8,876	8,999
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.94% (1 ML+0.54%) due 05/25/2035(3)	11,419	11,366
JPMBB Commercial Mtg. Securities Trust Series 2015-C29, Class A4 3.61% due 05/15/2048(4)	39,000	41,123
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	25,000	26,505
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(4)	60,000	63,953
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(7)	92,056	92,902
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 3.58% (3 ML+1.00%) due 07/25/2026*	191,162	191,305

7

Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.60% due 12/25/2034(3)(5)	5,004	5,180
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(7)	74,446	74,125
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(5)	68,289	68,557
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.23% due 12/15/2047(4)(5)(6)	94,779	3,094
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	42,000	43,744
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(3)	8,893	6,866
MortgageIT Trust FRS Series 2005-4, Class A1 2.68% (1 ML+0.28%) due 10/25/2035(3)	23,282	23,190
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.15% (1 ML + 0.75%) due 01/25/2048*(3)	78,224	78,170
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.90% (1 ML+1.50%) due 06/25/2057*(3)	56,209	57,154
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(3)(5)	58,247	60,608
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(3)(5)	63,288	65,855
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(3)(5)	60,461	63,179
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(3)(5)	70,062	72,722
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.56% due 06/25/2036(3)(5)	26,220	23,026
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(3)(5)	6,737	6,697
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	100,815
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	68,548	68,885
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	100,000	99,804
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.50% (1 ML+0.10%) due 02/25/2037	8,882	5,295
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(7)	60,382	28,420
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(3)	791	765
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.53% (1 ML+0.13%) due 05/25/2037	24,393	18,831
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 4.34% due 02/20/2047(3)(5)	19,818	18,543
Shackleton CLO, Ltd. FRS Series 2015-8A, Class A1R 3.51% (3 ML+0.92%) due 10/20/2027*	270,000	269,434
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.65% (1 ML+0.25%) due 11/25/2036	50,000	46,781
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	58,763	58,996
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1
2.75% due 06/25/2057*(5)	71,115	71,443
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	76,949	77,540
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(4)	30,000	31,841
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.75% due 10/25/2036(3)(5)	6,452	6,446
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.83% due 11/25/2034(3)(5)	611	631

8

Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.95% due 01/25/2035(3)(5)	12,587	12,881
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 5.15% due 03/25/2035(3)(5)	9,363	9,676
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	30,000	30,282
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(4)	35,000	37,435
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	36,000	38,619
Total Asset Backed Securities (cost $3,268,568)		3,312,735
U.S. CORPORATE BONDS & NOTES — 6.0%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	11,000	12,239

Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	25,000	26,182
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	10,000	10,784
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,831
		42,797
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	5,000	5,085
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	10,000	10,266
		15,351
Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	5,000	5,404
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	10,000	11,128
		16,532
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	5,000	4,651
General Motors Co. Senior Notes 5.40% due 04/01/2048	5,000	4,887
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	5,239
General Motors Co. Senior Notes 6.75% due 04/01/2046	10,000	11,286
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	15,000	15,325
		41,388
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	15,000	15,364

Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	55,000	55,856
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	25,000	26,102
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	15,000	15,770
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	5,807
		103,535
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	5,000	5,017
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	15,000	16,337
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	7,000	7,732
		29,086
Brewery — 0.2%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	10,000	10,970
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	15,000	14,296

9

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	10,000	10,832
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	10,000	10,575
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	45,000	53,553
		100,226
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	2,000	2,076
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	8,000	8,290
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	5,000	5,476
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	5,000	5,223
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	15,000	17,615
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	2,000	1,995
		40,675
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	10,000	10,612
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	10,000	10,437
Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	2,000	2,098
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	20,000	21,016
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	5,000	5,428
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	10,000	11,060
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	7,000	8,248
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	10,000	10,789
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	5,273
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	10,000	11,160
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	5,000	5,609
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	5,000	5,725
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	5,000	6,103
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	25,000	25,345
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	5,000	5,066
Time Warner Cable LLC Senior Sec. Notes
4.50% due 09/15/2042	20,000	18,688
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	10,000	10,817
		152,425
Chemicals-Diversified — 0.1%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	15,000	16,056
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	20,000	22,648
		38,704
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	10,000	10,292
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	35,000	36,386

10

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	100,000	103,661
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	5,000	4,983
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	5,540
		10,523
Containers-Paper/Plastic — 0.0%
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	15,000	16,316
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	10,000	10,903
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	10,000	10,207
		21,110
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	5,127
Diversified Banking Institutions — 1.2%
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	15,222
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	35,000	36,116
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	30,000	31,521
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	10,000	10,719
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	40,000	45,891
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	10,000	10,084
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	15,000	15,298
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	10,000	10,314
Citigroup, Inc. FRS Senior Notes 3.63% (3 ML+1.10%) due 05/17/2024	30,000	30,284
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	25,000	26,702
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	15,000	16,114
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	10,000	11,327
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	15,000	15,124
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	25,000	25,242
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	5,164
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	15,000	15,677
Goldman Sachs Group, Inc. Senior Notes
4.02% due 10/31/2038	5,000	5,164
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	10,000	10,725
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	10,000	13,408
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	8,000	10,464
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	40,000	41,132
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	34,929
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	15,000	15,595
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	15,000	15,816
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	15,000	15,731
JPMorgan Chase & Co. FRS Senior Notes 3.81% (3 ML+1.23%) due 10/24/2023	10,000	10,151
Morgan Stanley Senior Notes 2.63% due 11/17/2021	25,000	25,151

11

Morgan Stanley Senior Notes 3.13% due 07/27/2026	5,000	5,095
Morgan Stanley Senior Notes 3.59% due 07/22/2028	25,000	26,031
Morgan Stanley Senior Notes 3.70% due 10/23/2024	20,000	21,101
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	10,000	10,460
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	5,000	5,362
Morgan Stanley Senior Notes 4.43% due 01/23/2030	5,000	5,531
		592,645
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	10,000	10,068
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	5,000	5,165
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	15,000	16,539
		21,704
Electric-Distribution — 0.0%
Sempra Energy Senior Notes 2.40% due 02/01/2020	10,000	9,997
Electric-Integrated — 0.3%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	5,000	5,165
Dominion Energy South Carolina, Inc. 1st Mtg. Notes 4.25% due 08/15/2028	5,000	5,566
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	5,000	4,988
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	15,000	14,645
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	5,000	4,990
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	5,000	5,079
Exelon Corp. Senior Notes 2.85% due 06/15/2020	15,000	15,047
Exelon Corp. Senior Notes 3.95% due 06/15/2025	15,000	15,922
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	30,000	29,831
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,352
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	20,000	20,562
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	10,000	10,129
Southern Co. Senior Notes 2.95% due 07/01/2023	5,000	5,075
Southern Co. Senior Notes 3.25% due 07/01/2026	10,000	10,156
		157,507
Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	5,000	4,886
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	25,000	25,237
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	40,000	39,196
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	20,000	20,536
Intel Corp. Senior Notes 4.10% due 05/19/2046	7,000	7,657
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	15,000	15,641
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	35,000	36,784
		149,937
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	10,000	9,980

12

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	20,000	20,684
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	5,000	5,373
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	8,000	8,540
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	15,000	15,528
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	15,000	15,764
		31,292
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	117
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	10,000	1
		119
Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	45,000	46,432
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	5,000	5,304
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	15,000	14,596
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	5,000	4,751
		24,651
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	9,000	9,585
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,199
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	10,000	10,612
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	5,000	5,516
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	5,000	5,165
		26,492
Insurance-Life/Health — 0.0%
Unum Group Senior Notes 4.00% due 06/15/2029	5,000	5,133
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	2,000	3,281
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	15,000	16,156
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	25,000	25,749
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	7,000	7,309
		33,058
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	15,000	15,114
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	5,000	5,139
		20,253
Medical-Drugs — 0.1%
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	10,000	10,469
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	20,000	21,259
		31,728
Medical-Generic Drugs — 0.0%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	5,000	4,987
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	5,000	4,903
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048	5,000	4,617
		14,507

13

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	5,000	5,030
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	15,000	17,244
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	5,000	5,325
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	15,000	16,021
		43,620
Medical-Hospitals — 0.0%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	15,000	15,420
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.88% due 03/12/2029*	20,000	21,075
Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	15,000	15,869
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	5,000	4,891
		20,760
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	8,000	8,190
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	10,000	10,403
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	5,000	5,270
		15,673
Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	5,000	5,138
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	10,000	10,632
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	5,000	5,141
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,477
Hess Corp. Senior Notes 7.13% due 03/15/2033	13,000	15,934
Hess Corp. Senior Notes 7.30% due 08/15/2031	5,000	6,138
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	5,000	5,860
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	5,000	5,184
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	10,000	10,637
SM Energy Co. Senior Notes 6.13% due 11/15/2022	7,000	6,947
		77,088
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,235
Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	45,000	48,549
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,398
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	10,000	10,547
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	10,000	10,651
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	5,000	5,332
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	7,144	8,119
		92,596
Pipelines — 0.3%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	10,000	10,563
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	5,000	5,321

14

Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	15,000	16,760
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	5,924
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	5,000	5,242
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	5,000	5,084
Enterprise Products Operating LLC Company Guar. Notes 3.13% due 07/31/2029	10,000	10,022
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	5,000	4,837
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	10,000	10,526
MPLX LP Senior Notes 4.70% due 04/15/2048	5,000	5,120
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,374
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	5,000	5,264
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	5,000	5,151
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	15,000	14,980
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	5,000	5,081
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	5,000	5,219
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	10,000	10,605
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	15,000	14,976
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	5,000	5,058
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	5,000	4,745
		155,852
Real Estate Investment Trusts — 0.1%
American Tower Corp. Senior Notes 3.80% due 08/15/2029	10,000	10,308
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	10,000	10,778
HCP, Inc. Senior Notes 3.25% due 07/15/2026	5,000	5,039
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	25,000	25,705
		51,830
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	10,000	10,525
Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	20,000	20,783
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,708
		25,491
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	20,000	21,021
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	10,000	10,379
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	20,000	20,813
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	5,000	5,359
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	15,000	16,055
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	25,000	26,927
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	5,000	5,363
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	17,000	18,413
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	25,000	28,164
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	10,000	11,496
		132,590

15

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	15,000	15,158
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	5,000	5,212
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	5,000	4,443
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	5,000	5,350
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	35,000	39,327
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	10,000	11,414
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	5,000	4,990
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	15,000	14,214
		100,108
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	10,000	10,325
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	15,000	16,618
		26,943
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP Senior Notes 3.45% due 07/01/2024*	15,000	15,457
Total U.S. Corporate Bonds & Notes (cost $2,784,477)		2,931,761
FOREIGN CORPORATE BONDS & NOTES — 0.9%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	5,000	5,407
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.80% due 04/29/2022	30,000	30,473
Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	15,000	15,955
Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	5,000	5,511
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	15,000	16,215
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	5,000	5,519
		21,734
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	10,000	10,190
Methanex Corp. Senior Notes 5.65% due 12/01/2044	5,000	4,802
		14,992
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	50,000	52,247
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	10,000	10,697
		62,944
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	5,000	4,957
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	10,000	10,425
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	20,000	19,975
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	20,000	17,300
		37,275
Medical-Generic Drugs — 0.0%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	5,000	5,105

16

Mylan NV Company Guar. Notes 5.25% due 06/15/2046		5,000	4,664
			9,769
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026		20,000	22,719
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		20,000	20,764
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021		10,000	10,243
			31,007
Oil Companies-Integrated — 0.0%
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		11,000	9,795
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	546,996	7,855
			17,650
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028		5,000	5,333
Pharmacy Services — 0.0%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*		10,000	10,649
Pipelines — 0.1%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		5,000	5,199
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034		5,000	5,551
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038		10,000	10,963
			21,713
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*		35,000	37,510
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028		10,000	10,581
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		2,000	1,999
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036		35,000	45,822
			58,402
Transport-Equipment & Leasing — 0.0%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*		10,000	10,292
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 6.63% due 05/15/2039		5,000	5,486
Total Foreign Corporate Bonds & Notes (cost $453,030)			440,203
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039		5,000	5,347
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029		10,000	10,848
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029		5,000	5,545
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033		30,000	35,659
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057		9,000	10,813
State of California General Obligation Bonds 7.55% due 04/01/2039		10,000	15,831
State of Illinois General Obligation Bonds 4.95% due 06/01/2023		17,455	18,269
State of Illinois General Obligation Bonds 5.56% due 02/01/2021		10,000	10,379
State of Illinois General Obligation Bonds 5.95% due 04/01/2022		5,000	5,376
Total Municipal Bonds & Notes (cost $111,489)			118,067
U.S. GOVERNMENT AGENCIES — 10.0%
Federal Home Loan Mtg. Corp. — 1.1%
2.50% due 01/01/2028		2,735	2,761
2.50% due 04/01/2028		7,705	7,779
3.00% due July TBA		200,000	201,824
3.50% due 03/01/2042		2,555	2,655
3.50% due 09/01/2043		23,290	24,269
3.50% due 08/01/2048		126,215	129,572
4.00% due 09/01/2040		3,389	3,545

17

4.50% due 01/01/2039	444	476
5.00% due 07/01/2021	3,514	3,597
5.50% due 07/01/2034	3,148	3,491
6.50% due 05/01/2029	428	480
7.50% due 08/01/2023	30	30
7.50% due 04/01/2028	439	503
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037	628	648
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.16% due 10/25/2047*(4)(5)	20,000	19,966
Series 2010-K8, Class B 5.44% due 09/25/2043*(4)(5)	25,000	25,590
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(4)(5)(6)	99,980	5,360
Series K064, Class X1 0.74% due 03/25/2027(4)(5)(6)	124,012	5,097
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(4)	40,000	42,356
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 4.05% (1 ML+1.65%) due 04/25/2043*(3)	7,956	7,988
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS Series 2018-DNA3, Class M1 3.15% (1 ML+0.75%) due 09/25/2048*(3)	23,676	23,696
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(3)	554	551
Series 3883, Class PB 3.00% due 05/15/2041(3)	6,968	7,207
Series 1577, Class PK 6.50% due 09/15/2023(3)	622	654
Series 1226, Class Z 7.75% due 03/15/2022(3)	126	132
		520,227
Federal National Mtg. Assoc. — 6.9%
2.50% due 02/01/2043	62,998	62,806
2.97% due 06/01/2030	40,000	41,064
3.00% due 01/01/2028	5,669	5,802
3.00% due July TBA	1,150,000	1,159,815
3.50% due 08/01/2026	6,514	6,723
3.50% due 09/01/2026	6,688	6,954
3.50% due 10/01/2028	8,940	9,294
3.50% due 11/01/2047	187,254	192,783
3.50% due 03/01/2048	92,985	95,664
4.00% due 11/01/2025	1,102	1,155
4.00% due 09/01/2040	3,519	3,711
4.00% due 11/01/2040	1,237	1,305
4.00% due 12/01/2040	15,385	16,226
4.00% due 10/01/2041	5,416	5,712
4.00% due 11/01/2041	5,469	5,768
4.00% due 01/01/2042	4,980	5,253
4.00% due 12/01/2043	14,371	15,304
4.00% due 02/01/2049	330,032	343,571
4.00% due July TBA	395,000	408,246
4.50% due 11/01/2022	1,593	1,626
4.50% due 01/01/2039	1,353	1,451
4.50% due 06/01/2039	17,413	18,519
4.50% due 09/01/2039	2,993	3,213
4.50% due 09/01/2040	6,249	6,711
4.50% due 05/01/2041	2,327	2,499
4.50% due July TBA	320,000	334,384
5.00% due 05/01/2035	520	568
5.00% due 06/01/2040	21,051	22,876
5.00% due 07/01/2040	5,047	5,485
5.00% due July TBA	100,000	105,705
5.50% due 11/01/2020	705	712
5.50% due 04/01/2021	11,078	11,211
5.50% due 12/01/2029	793	845
5.50% due 06/01/2035	55,850	61,975
5.50% due 08/01/2037	8,439	9,361
5.50% due 06/01/2038	4,135	4,558
6.00% due 12/01/2033	3,841	4,354
6.00% due 05/01/2034	276	312
6.00% due 06/01/2040	99	112
6.50% due 10/01/2037	91	104
7.00% due 06/01/2037	3,226	3,805
Federal National Mtg. Assoc. FRS 4.45% (12 ML+1.57%) due 05/01/2037	997	1,042
4.57% (12 ML+1.82%) due 10/01/2040	1,003	1,054
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 5.95% (1 ML+3.55%) due 07/25/2029(3)	10,000	10,585
Series 2016-C07, Class 2M2 6.75% (1 ML+4.35%) due 05/25/2029(3)	20,079	21,430

18

Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(3)	4,695		4,706
Series 2012-21, Class PQ 2.00% due 09/25/2041(3)	5,991		5,971
Series 2012-18, Class GA 2.00% due 12/25/2041(3)	12,165		12,200
Series 2012-75, Class KC 2.50% due 12/25/2041(3)	12,699		12,859
Series 2016-11, Class GA 2.50% due 03/25/2046(3)	10,403		10,544
Series 2015-48, Class QB 3.00% due 02/25/2043(3)	16,273		16,569
Series 2016-38, Class NA 3.00% due 01/25/2046(3)	3,383		3,453
Series 2017-34, Class JK 3.00% due 05/25/2047(3)	9,971		10,178
Series 2017-72, Class B 3.00% due 09/25/2047(3)	14,738		15,019
Series 2017-72, Class CD 3.00% due 09/25/2047(3)	17,039		17,365
Series 2017-96, Class PA 3.00% due 12/25/2054(3)	16,181		16,616
Series 2012-52, Class PA 3.50% due 05/25/2042(3)	7,559		7,929
Series 2017-26, Class CG 3.50% due 07/25/2044(3)	20,023		20,755
Series 2018-38, Class PC 3.50% due 03/25/2045(3)	17,335		17,929
Series 2018-80, Class GD 3.50% due 12/25/2047(3)	19,625		20,325
Series 2018-23, Class LA 3.50% due 04/25/2048(3)	14,074		14,955
Series 2019-7, Class JA 3.50% due 03/25/2049(3)	17,836		18,706
Series 2019-14, Class CA 3.50% due 04/25/2049(3)	13,163		13,753
Series 2019-15, Class AB 3.50% due 05/25/2053(3)	13,046		13,615
Series 2018-72, Class BA 3.50% due 07/25/2054(3)	25,717		26,544
Series 2018-19, Class DC 3.50% due 05/25/2056(3)	7,769		8,115
Series 2018-70, Class HA 3.50% due 10/25/2056(3)	19,616		20,506
Series 2019-7, Class CA 3.50% due 11/25/2057(3)	18,026		18,818
Series 2019-12, Class HA 3.50% due 11/25/2057(3)	13,536		14,129
Series 2019-28, Class JA 3.50% due 06/25/2059(3)	16,638		17,377
			3,380,589
Government National Mtg. Assoc. — 2.0%
3.00% due July TBA	200,000		204,383
3.50% due July TBA	400,000		413,121
4.00% due 09/15/2041	142,826		149,518
4.00% due July TBA	100,000		103,664
4.50% due 06/15/2041	45,974		49,535
6.00% due 11/15/2031	16,451		17,995
7.00% due 05/15/2033	4,545		5,250
9.00% due 11/15/2021	35		36
Government National Mtg. Assoc., REMIC
Series 2013-37, Class LG 2.00% due 01/20/2042(3)	18,410		18,180
Series 2005-74, Class HB 7.50% due 09/16/2035(3)	86		97
Series 2005-74, Class HC 7.50% due 09/16/2035(3)	1,359		1,570
			963,349
Total U.S. Government Agencies (cost $4,805,023)			4,864,165
U.S. GOVERNMENT TREASURIES — 6.5%
United States Treasury Bonds — 2.8%
2.88% due 08/15/2045(8)(9)	106,000		113,292
2.88% due 11/15/2046	93,000		99,528
3.00% due 05/15/2045	16,000		17,497
3.00% due 11/15/2045	101,000		110,532
3.00% due 02/15/2047	50,000		54,834
3.00% due 02/15/2048	185,000		202,669
3.13% due 02/15/2043	15,000		16,726
3.13% due 08/15/2044	415,000		463,001
3.13% due 05/15/2048	45,000		50,495
3.63% due 08/15/2043	65,000		78,459
3.75% due 11/15/2043	55,000		67,706
8.13% due 08/15/2021	75,000		84,826
			1,359,565
United States Treasury Notes — 3.7%
0.38% due 07/15/2027 TIPS(10)	386,465		390,028
0.63% due 01/15/2026 TIPS(10)	96,777		99,101
0.88% due 01/15/2029 TIPS(10)	65,772		69,229
1.88% due 02/28/2022	250,000		250,928
2.25% due 12/31/2023	345,000		352,439
2.25% due 08/15/2027	50,000		51,213
2.88% due 08/15/2028	60,000		64,476
3.13% due 11/15/2028	490,000		537,449
			1,814,863
Total U.S. Government Treasuries (cost $3,061,394)			3,174,428
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Sovereign — 0.1%
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	8,000	10,984

19

Government of Romania Senior Notes 6.13% due 01/22/2044	14,000		17,751
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	6,000		6,404
Total Foreign Government Obligations (cost $32,064)			35,139
Total Long-Term Investment Securities (cost $46,286,746)			50,237,030
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Foreign Government Obligations — 0.0%
Government of Egypt Bills 17.26% due 11/19/2019	EGP	50,000	2,805
Government of Egypt Bills 19.43% due 10/15/2019	EGP	300,000	17,103
			19,908
Registered Investment Companies — 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class 2.17%(11)		656,847	656,847

Total Short-Term Investment Securities (cost $675,538)			676,755
REPURCHASE AGREEMENTS — 1.1%
Bank of America Securities LLC Joint Repurchase Agreement(12)	110,000		110,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)	90,000		90,000
BNP Paribas SA Joint Repurchase Agreement(12)	110,000		110,000
Deutsche Bank AG Joint Repurchase Agreement(12)	100,000		100,000
RBS Securities, Inc. Joint Repurchase Agreement(12)	130,000		130,000
Total Repurchase Agreements (cost $540,000)			540,000

TOTAL INVESTMENTS (cost $47,502,284)	105.7%		51,453,785
Liabilities in excess of other assets	(5.7)		(2,765,827)
NET ASSETS	100.0%		$48,687,958

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $3,138,929 representing 6.4% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Portfolio held the following restricted securities:

Restricted Table

					Value	% of
	Acquistion		Acquistion		Per	Net
Description	Date	Shares	Cost	Value	Share	Assets

Common Stocks
ION Media Networks, Inc.	03/05/2014	2	$0	$1,200	$600.00	0.00%

(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Interest Only
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2019.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	The rate shown is the 7-day yield as of June 30, 2019.
(12)	See Note 2 for details of Joint Repurchase Agreements.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	Perpetual maturity — maturity date reflects the next call date.

20

ARS	—	Argentine Peso
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EGP	—	Egyptian Pound
EUR	—	Euro Currency
REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	—	Treasury Inflation Protected Securities
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
14	Long	U.S. Treasury 2 Year Notes	September 2019	3,003,724	3,012,515	$8,791

						Unrealized
						(Depreciation)
5	Long	E-Mini Russell 2000 Index	September 2019	391,875	391,775	$(100)
1	Short	U.S. Treasury 10 Year Notes	September 2019	126,109	127,968	(1,859)
4	Short	U.S. Treasury 5 Year Notes	September 2019	537,812	552,500	(14,688)
8	Short	U.S. Treasury 10 Year Ultra Bonds	September 2019	937,316	945,250	(7,934)
						$(24,581)
						$(15,790)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	EUR	8,000	USD	9,126	09/18/2019	$—	$(26)
Net Unrealized Appreciation(Depreciation)						$—	$(26)

EUR — Euro Currency

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	75	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$272
USD	130	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(2,770)	(12,657)
USD	65	02/05/2049	USD-LIBOR-BBA/Quarterly	2.84%/Semi-annually	(3,407)	(12,212)
					$(6,177)	$(24,597)

BBA-British Bankers’ Association

LIBOR-London Interbank Offered Rate

OIS-Overnight Index Swap

USD-United States Dollar

21

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$138,118	$—		$1,200	$139,318
Other Industries	34,042,684	918,217	**	—	34,960,901
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—		1	1
Other Industries	—	260,312		—	260,312
Asset Backed Securities	—	3,312,735		—	3,312,735
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	117		2	119
Other Industries	—	2,931,642		—	2,931,642
Foreign Corporate Bonds & Notes	—	440,203		—	440,203
Municipal Bond & Notes	—	118,067		—	118,067
U.S. Government Agencies	—	4,864,165		—	4,864,165
U.S. Government Treasuries	—	3,174,428		—	3,174,428
Foreign Government Obligations	—	35,139		—	35,139
Short-Term Investment Securities:
Foreign Government Obligations	—	19,908		—	19,908
Registered Investment Companies	656,847	—		—	656,847
Repurchase Agreements	—	540,000		—	540,000
Total Investments at Value	$34,837,649	$16,614,933		$1,203	$51,453,785

Other Financial Instruments:†
Futures Contracts	$8,791	$—		$—	$8,791
Centrally Cleared Interest Rate Swap Contracts	—	272		—	272
Total Other Financial Instruments	$8,791	$272		$—	$9,063

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$24,581	$—		$—	$24,581
Forward Foreign Currency Contracts	—	26		—	26
Centrally Cleared Interest Rate Swap Contracts	—	24,869		—	24,869
Total Other Financial Instruments	$24,581	$24,895		$—	$49,476

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

22

SEASONS SERIES TRUST SA MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 56.8%
Aerospace/Defense-Equipment — 0.6%
HEICO Corp., Class A	4,739	$489,870
Moog, Inc., Class A	275	25,743
		515,613
Apparel Manufacturers — 0.2%
Deckers Outdoor Corp.†	900	158,373
Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	375	7,144
Applications Software — 3.4%
Brightcove, Inc.†	3,200	33,056
Intuit, Inc.	1,815	474,314
salesforce.com, Inc.†	5,273	800,072
ServiceNow, Inc.†	5,209	1,430,235
Telenav, Inc.†	1,450	11,600
		2,749,277
Audio/Video Products — 0.1%
Sonos, Inc.†	8,000	90,720
Auto-Truck Trailers — 0.2%
Wabash National Corp.	9,250	150,497
Auto/Truck Parts & Equipment-Original — 0.1%
Gentherm, Inc.†	1,625	67,974
Meritor, Inc.†	1,550	37,587
		105,561
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,050	81,570
B2B/E-Commerce — 0.1%
ePlus, Inc.†	725	49,982
Banks-Commercial — 1.4%
1st Source Corp.	460	21,344
Atlantic Union Bankshares Corp.	384	13,567
BancFirst Corp.	1,425	79,315
BancorpSouth Bank	1,925	55,902
Banner Corp.	1,475	79,871
Cadence BanCorp	125	2,600
Cathay General Bancorp	750	26,932
Central Pacific Financial Corp.	2,325	69,657
Central Valley Community Bancorp	175	3,757
Citizens & Northern Corp.	200	5,266
Columbia Banking System, Inc.	1,850	66,933
CVB Financial Corp.	3,100	65,193
East West Bancorp, Inc.	18	842
Enterprise Financial Services Corp.	450	18,720
First Commonwealth Financial Corp.	3,125	42,094
First Community Bankshares, Inc.	200	6,752
First Hawaiian, Inc.	675	17,462
First Interstate BancSystem, Inc., Class A	475	18,815
Great Western Bancorp, Inc.	225	8,037
Hope Bancorp, Inc.	1,533	21,125
IBERIABANK Corp.	275	20,859
Independent Bank Corp./Massachusetts	100	7,615
Independent Bank Corp./Michigan	900	19,611
OFG Bancorp	275	6,537
PacWest Bancorp	500	19,415
Simmons First National Corp., Class A	880	20,469
South State Corp.	100	7,367
TCF Financial Corp.	1,925	40,021
Trustmark Corp.	4,700	156,275
UMB Financial Corp.	475	31,264
United Bankshares, Inc.	1,375	50,999
Webster Financial Corp.	450	21,496
West Bancorporation, Inc.	300	6,366
Westamerica Bancorporation	1,800	110,898
		1,143,376
Banks-Super Regional — 0.0%
National Bank Holdings Corp., Class A	180	6,534
Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,925	24,871
Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc.†	950	16,017
Louisiana-Pacific Corp.	1,350	35,397
		51,414
Building & Construction-Misc. — 0.4%
Comfort Systems USA, Inc.	975	49,715
EMCOR Group, Inc.	2,375	209,237
MYR Group, Inc.†	925	34,549
		293,501
Building Products-Cement — 0.1%
Continental Building Products, Inc.†	2,525	67,089
Building Products-Doors & Windows — 0.1%
Masonite International Corp.†	875	46,095
Building Products-Wood — 0.0%
Boise Cascade Co.	825	23,191
Building-Heavy Construction — 0.1%
MasTec, Inc.†	1,000	51,530
Sterling Construction Co., Inc.†	1,375	18,453
		69,983
Building-Maintenance & Services — 1.7%
ABM Industries, Inc.	475	19,000
Rollins, Inc.	23,097	828,489
ServiceMaster Global Holdings, Inc.†	10,484	546,112
		1,393,601
Building-Residential/Commercial — 0.4%
KB Home	7,000	180,110
TRI Pointe Group, Inc.†	11,550	138,253
		318,363
Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	3,950	28,677
Casino Hotels — 0.0%
Boyd Gaming Corp.	1,250	33,675
Chemicals-Plastics — 0.0%
PolyOne Corp.	375	11,771
Chemicals-Specialty — 2.2%
Ecolab, Inc.	8,681	1,713,976
Minerals Technologies, Inc.	625	33,444
OMNOVA Solutions, Inc.†	2,700	16,821
		1,764,241
Coal — 0.2%
Arch Coal, Inc., Class A	725	68,302
Peabody Energy Corp.	1,450	34,945

1

Warrior Met Coal, Inc.	2,450	63,994
		167,241
Commercial Services — 0.1%
Harsco Corp.†	1,325	36,358
Medifast, Inc.	125	16,038
		52,396
Commercial Services-Finance — 0.7%
Euronet Worldwide, Inc.†	150	25,236
Green Dot Corp., Class A†	400	19,560
S&P Global, Inc.	2,210	503,416
		548,212
Computer Aided Design — 0.7%
Aspen Technology, Inc.†	400	49,712
Autodesk, Inc.†	2,998	488,374
		538,086
Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	725	49,510
Qualys, Inc.†	650	56,602
		106,112
Computer Services — 0.1%
CACI International, Inc., Class A†	225	46,033
Insight Enterprises, Inc.†	450	26,190
Unisys Corp.†	350	3,402
		75,625
Computer Software — 0.2%
Box, Inc., Class A†	2,575	45,346
j2 Global, Inc.	650	57,779
TiVo Corp.	12,850	94,704
		197,829
Computers-Integrated Systems — 0.1%
NetScout Systems, Inc.†	4,050	102,829
Computers-Periphery Equipment — 0.0%
Electronics For Imaging, Inc.†	150	5,537
Consulting Services — 2.0%
Gartner, Inc.†	5,209	838,336
Huron Consulting Group, Inc.†	1,850	93,203
Navigant Consulting, Inc.	6,825	158,272
Verisk Analytics, Inc.	3,539	518,322
		1,608,133
Containers-Metal/Glass — 0.6%
Ball Corp.	7,194	503,508
Containers-Paper/Plastic — 0.0%
Graphic Packaging Holding Co.	1,025	14,330
Cosmetics & Toiletries — 1.1%
Edgewell Personal Care Co.†	400	10,780
Estee Lauder Cos., Inc., Class A	4,695	859,701
		870,481
Data Processing/Management — 1.1%
Broadridge Financial Solutions, Inc.	6,380	814,598
CommVault Systems, Inc.†	875	43,418
		858,016
Decision Support Software — 0.6%
MSCI, Inc.	2,136	510,055
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	2,550	58,395
Diagnostic Equipment — 0.7%
Adaptive Biotechnologies Corp.†	500	24,150
Danaher Corp.	3,681	526,089
		550,239
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,950	23,166
Disposable Medical Products — 0.0%
Utah Medical Products, Inc.	175	16,748
Distribution/Wholesale — 1.2%
Copart, Inc.†	11,190	836,341
Core-Mark Holding Co., Inc.	800	31,776
Fossil Group, Inc.†	3,725	42,837
Titan Machinery, Inc.†	1,500	30,870
Veritiv Corp.†	625	12,138
		953,962
Diversified Manufacturing Operations — 0.1%
Actuant Corp., Class A	125	3,101
EnPro Industries, Inc.	425	27,132
Fabrinet†	875	43,462
		73,695
E-Commerce/Products — 3.0%
Amazon.com, Inc.†	1,267	2,399,229
Etsy, Inc.†	225	13,808
		2,413,037
E-Commerce/Services — 1.1%
Groupon, Inc.†	4,575	16,379
Liberty Expedia Holdings, Inc., Class A†	2,800	133,812
MercadoLibre, Inc.†	1,251	765,324
		915,515
E-Marketing/Info — 0.0%
comScore, Inc.†	100	516
New Media Investment Group, Inc.	1,125	10,620
		11,136
E-Services/Consulting — 0.1%
Perficient, Inc.†	2,950	101,244
Electric Products-Misc. — 0.0%
Graham Corp.	325	6,568
Electric-Distribution — 0.0%
Spark Energy, Inc., Class A	2,350	26,297
Electric-Generation — 0.1%
Atlantic Power Corp.†	21,475	51,970
Electric-Integrated — 0.2%
Black Hills Corp.	700	54,719
IDACORP, Inc.	125	12,554
PNM Resources, Inc.	675	34,364
Portland General Electric Co.	1,500	81,255
		182,892
Electronic Components-Misc. — 0.2%
Benchmark Electronics, Inc.	2,175	54,636

2

OSI Systems, Inc.†	950	106,998
		161,634
Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc.†	8,175	60,985
Cree, Inc.†	250	14,045
Rambus, Inc.†	15,350	184,814
Synaptics, Inc.†	1,375	40,068
Xperi Corp.	3,275	67,432
		367,344
Electronic Forms — 1.5%
Adobe, Inc.†	4,049	1,193,038
Electronic Measurement Instruments — 0.7%
Fortive Corp.	6,140	500,533
Stoneridge, Inc.†	2,900	91,495
		592,028
Electronic Parts Distribution — 0.2%
SYNNEX Corp.	150	14,760
Tech Data Corp.†	1,675	175,205
		189,965
Energy-Alternate Sources — 0.2%
FutureFuel Corp.	1,700	19,873
Renewable Energy Group, Inc.†	2,575	40,840
REX American Resources Corp.†	925	67,432
		128,145
Engineering/R&D Services — 0.0%
VSE Corp.	475	13,628
Enterprise Software/Service — 3.5%
Constellation Software, Inc.	1,303	1,228,077
Donnelley Financial Solutions, Inc.†	1,050	14,007
Manhattan Associates, Inc.†	375	25,999
MicroStrategy, Inc., Class A†	150	21,496
Progress Software Corp.	2,275	99,235
Workday, Inc., Class A†	6,881	1,414,596
		2,803,410
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	75	36,287
Finance-Consumer Loans — 0.0%
Nelnet, Inc., Class A	125	7,403
Finance-Investment Banker/Broker — 0.1%
Cowen, Inc.†	625	10,744
Houlihan Lokey, Inc.	1,250	55,662
		66,406
Finance-Other Services — 0.1%
Deluxe Corp.	925	37,611
Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	4,550	42,360
MGIC Investment Corp.†	3,575	46,975
NMI Holdings, Inc., Class A†	450	12,776
Radian Group, Inc.	900	20,565
		122,676
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	175	4,870
Food-Wholesale/Distribution — 0.0%
Grocery Outlet Holding Corp.†	400	13,152
Footwear & Related Apparel — 0.0%
Crocs, Inc.†	1,525	30,119
Weyco Group, Inc.	100	2,671
		32,790
Gas-Distribution — 0.1%
Northwest Natural Holding Co.	225	15,638
Southwest Gas Holdings, Inc.	450	40,329
		55,967
Home Furnishings — 0.1%
Sleep Number Corp.†	1,900	76,741
Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	1,600	11,376
Human Resources — 0.4%
Barrett Business Services, Inc.	1,450	119,770
Cross Country Healthcare, Inc.†	3,550	33,299
Heidrick & Struggles International, Inc.	200	5,994
Kforce, Inc.	1,225	42,985
Korn Ferry	1,225	49,086
TrueBlue, Inc.†	1,425	31,435
		282,569
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	825	13,349
Insurance-Life/Health — 0.1%
American Equity Investment Life Holding Co.	150	4,074
CNO Financial Group, Inc.	1,525	25,437
Primerica, Inc.	725	86,964
		116,475
Insurance-Multi-line — 0.0%
Kemper Corp.	150	12,944
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	150	2,528
First American Financial Corp.	300	16,110
Kinsale Capital Group, Inc.	725	66,323
		84,961
Insurance-Reinsurance — 0.0%
Global Indemnity, Ltd.	175	5,418
Third Point Reinsurance, Ltd.†	950	9,804
		15,222
Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	1,550	92,008
Internet Content-Entertainment — 2.4%
Facebook, Inc., Class A†	2,522	486,746
Twitter, Inc.†	41,524	1,449,188
		1,935,934
Internet Content-Information/News — 1.5%
HealthStream, Inc.†	2,025	52,366
Spotify Technology SA†	7,806	1,141,393

3

Yelp, Inc.†	725	24,781
		1,218,540
Internet Security — 0.1%
Proofpoint, Inc.†	350	42,088
Investment Companies — 0.0%
BrightSphere Investment Group PLC	575	6,561
Investment Management/Advisor Services — 0.1%
Stifel Financial Corp.	825	48,725
Machinery-Electrical — 0.0%
Bloom Energy Corp. Class A†	100	1,227
Machinery-General Industrial — 0.1%
DXP Enterprises, Inc.†	1,025	38,838
Kadant, Inc.	425	38,594
		77,432
Machinery-Pumps — 0.1%
CSW Industrials, Inc.	1,025	69,854
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	700	19,810
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.†	16,775	195,093
Medical Instruments — 2.2%
AngioDynamics, Inc.†	2,650	52,179
Intuitive Surgical, Inc.†	3,130	1,641,841
NuVasive, Inc.†	1,225	71,711
		1,765,731
Medical Labs & Testing Services — 0.1%
Medpace Holdings, Inc.†	850	55,607
Personalis, Inc.†	600	16,290
		71,897
Medical Products — 0.3%
Axonics Modulation Technologies, Inc.†	100	4,097
Integer Holdings Corp.†	2,175	182,526
Nevro Corp.†	650	42,139
Orthofix Medical, Inc.†	425	22,474
		251,236
Medical-Biomedical/Gene — 0.7%
ACADIA Pharmaceuticals, Inc.†	1,725	46,109
Achillion Pharmaceuticals, Inc.†	4,625	12,395
Alder Biopharmaceuticals, Inc.†	2,000	23,540
AMAG Pharmaceuticals, Inc.†	200	1,998
Amicus Therapeutics, Inc.†	3,200	39,936
Arena Pharmaceuticals, Inc.†	970	56,871
Atara Biotherapeutics, Inc.†	1,075	21,618
Biohaven Pharmaceutical Holding Co., Ltd.†	1,200	52,548
Bluebird Bio, Inc.†	175	22,260
Bridgebio Pharma, Inc.†	800	21,576
CytomX Therapeutics, Inc.†	1,100	12,342
Forty Seven, Inc.†	2,050	21,730
Homology Medicines, Inc.†	675	13,210
Intercept Pharmaceuticals, Inc.†	625	49,731
Menlo Therapeutics, Inc.†	875	5,241
Mersana Therapeutics, Inc.†	6,682	27,062
Myriad Genetics, Inc.†	1,300	36,114
Puma Biotechnology, Inc.†	750	9,533
REGENXBIO, Inc.†	975	50,086
resTORbio, Inc.†	650	6,630
Sangamo Therapeutics, Inc.†	625	6,731
Solid Biosciences, Inc.†	1,025	5,894
Synlogic, Inc.†	2,075	18,882
TCR2 Therapeutics, Inc.†	825	11,806
Twist Bioscience Corp.†	675	19,582
Y-mAbs Therapeutics, Inc.†	100	2,287
		595,712
Medical-Drugs — 1.9%
Aimmune Therapeutics, Inc.†	1,050	21,861
Alector, Inc.†	400	7,600
Athenex, Inc.†	2,550	50,490
Clovis Oncology, Inc.†	1,475	21,933
Eagle Pharmaceuticals, Inc.†	250	13,920
Global Blood Therapeutics, Inc.†	1,050	55,230
Gritstone Oncology, Inc.†	475	5,292
Horizon Therapeutics PLC†	2,625	63,157
Lannett Co., Inc.†	3,900	23,634
Mallinckrodt PLC†	3,125	28,688
MyoKardia, Inc.†	1,125	56,407
Paratek Pharmaceuticals, Inc.†	2,550	10,175
Prestige Consumer Healthcare, Inc.†	1,675	53,064
Principia Biopharma, Inc.†	1,175	38,998
Protagonist Therapeutics, Inc.†	2,500	30,275
Reata Pharmaceuticals, Inc., Class A†	470	44,344
Seres Therapeutics, Inc.†	5,325	17,147
Sutro Biopharma, Inc.†	375	4,268
TG Therapeutics, Inc.†	2,250	19,463
Vanda Pharmaceuticals, Inc.†	1,625	22,896
Voyager Therapeutics, Inc.†	1,725	46,954
Zoetis, Inc.	8,020	910,190
		1,545,986
Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	25	550
Medical-HMO — 0.1%
Magellan Health, Inc.†	75	5,567
Triple-S Management Corp., Class B†	2,875	68,569
		74,136
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	2,750	7,343
Surgery Partners, Inc.†	1,250	10,175
Tenet Healthcare Corp.†	1,425	29,440
		46,958
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	525	63,740
Medical-Wholesale Drug Distribution — 0.0%
Owens & Minor, Inc.	5,325	17,040
Metal Processors & Fabrication — 0.0%
LB Foster Co., Class A†	200	5,468
Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	1,500	60,390

4

Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	100	9,761
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,725	68,258
Multimedia — 2.0%
Walt Disney Co.	11,827	1,651,522
Networking Products — 0.0%
NeoPhotonics Corp.†	2,300	9,614
Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	5,366	512,882
Office Furnishings-Original — 0.0%
HNI Corp.	925	32,727
Office Supplies & Forms — 0.1%
ACCO Brands Corp.	10,025	78,897
Oil Companies-Exploration & Production — 0.1%
Gulfport Energy Corp.†	7,650	37,561
W&T Offshore, Inc.†	11,400	56,544
		94,105
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	1,975	94,800
Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	175	8,748
Delek US Holdings, Inc.	2,850	115,482
Murphy USA, Inc.†	575	48,317
		172,547
Oil-Field Services — 0.3%
FTS International, Inc.†	1,200	6,696
Matrix Service Co.†	3,475	70,403
MRC Global, Inc.†	3,900	66,768
NOW, Inc.†	4,950	73,062
		216,929
Paper & Related Products — 0.1%
Domtar Corp.	350	15,586
Verso Corp., Class A†	3,225	61,436
		77,022
Pastoral & Agricultural — 0.2%
Darling Ingredients, Inc.†	6,175	122,821
Poultry — 0.1%
Sanderson Farms, Inc.	350	47,796
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	2,425	168,319
Powell Industries, Inc.	750	28,500
		196,819
Printing-Commercial — 0.1%
Ennis, Inc.	2,625	53,865
Quad/Graphics, Inc.	3,575	28,278
		82,143
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	525	3,024
Real Estate Investment Trusts — 1.4%
Alexander & Baldwin, Inc.	376	8,686
American Assets Trust, Inc.	2,400	113,088
Americold Realty Trust	3,850	124,817
Ashford Hospitality Trust, Inc.	5,550	16,484
Blackstone Mtg. Trust, Inc., Class A	800	28,464
Capstead Mtg. Corp.	675	5,636
Cherry Hill Mtg. Investment Corp.	975	15,600
CorEnergy Infrastructure Trust, Inc.	85	3,371
CoreSite Realty Corp.	1,150	132,445
Cousins Properties, Inc.	537	19,423
CubeSmart	600	20,064
DiamondRock Hospitality Co.	5,075	52,475
EastGroup Properties, Inc.	300	34,794
Equity LifeStyle Properties, Inc.	225	27,301
First Industrial Realty Trust, Inc.	450	16,533
GEO Group, Inc.	3,950	82,989
Gladstone Commercial Corp.	175	3,714
Hersha Hospitality Trust	725	11,992
Highwoods Properties, Inc.	325	13,423
Hospitality Properties Trust	900	22,500
Invesco Mtg. Capital, Inc.	1,700	27,404
Lexington Realty Trust	1,475	13,880
Mack-Cali Realty Corp.	800	18,632
National Retail Properties, Inc.	100	5,301
Pebblebrook Hotel Trust	3,350	94,403
Piedmont Office Realty Trust, Inc., Class A	1,650	32,884
PS Business Parks, Inc.	150	25,280
RLJ Lodging Trust	500	8,870
Saul Centers, Inc.	425	23,855
Sunstone Hotel Investors, Inc.	3,300	45,243
Taubman Centers, Inc.	300	12,249
Two Harbors Investment Corp.	2,654	33,626
Uniti Group, Inc.	100	950
Xenia Hotels & Resorts, Inc.	375	7,819
		1,104,195
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	6,425	103,057
Tailored Brands, Inc.	1,900	10,963
		114,020
Retail-Appliances — 0.0%
Conn’s, Inc.†	400	7,128
Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	6,325	21,252
Retail-Building Products — 0.0%
BMC Stock Holdings, Inc.†	1,075	22,790
Retail-Discount — 0.0%
Ollie’s Bargain Outlet Holdings, Inc.†	150	13,067
Retail-Drug Store — 0.0%
Rite Aid Corp.†	2,127	17,037
Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	125	15,003
Retail-Office Supplies — 0.0%
Office Depot, Inc.	12,750	26,265
Retail-Pawn Shops — 0.0%
FirstCash, Inc.	250	25,005
Retail-Restaurants — 0.9%
Bloomin’ Brands, Inc.	4,650	87,932

5

Brinker International, Inc.	2,250		88,537
Starbucks Corp.	6,307		528,716
			705,185
Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	2,025		36,855
Zumiez, Inc.†	2,100		54,810
			91,665
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	275		5,299
Trinseo SA	2,025		85,739
			91,038
Savings & Loans/Thrifts — 0.5%
BankFinancial Corp.	750		10,492
Brookline Bancorp, Inc.	1,850		28,453
Capitol Federal Financial, Inc.	175		2,410
First Defiance Financial Corp.	350		10,000
Flushing Financial Corp.	625		13,875
Investors Bancorp, Inc.	2,100		23,415
Meridian Bancorp, Inc.	4,600		82,294
Northfield Bancorp, Inc.	4,425		69,074
People’s United Financial, Inc.	1,047		17,569
Washington Federal, Inc.	3,025		105,663
			363,245
Schools — 0.1%
K12, Inc.†	1,650		50,177
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	2,950		128,915
Semiconductor Equipment — 0.0%
Veeco Instruments, Inc.†	2,800		34,216
Telecom Services — 0.1%
Consolidated Communications Holdings, Inc.	11,815		58,248
Television — 0.3%
ION Media Networks, Inc.†(1)(2)	4		2,400
Nexstar Media Group, Inc., Class A	625		63,125
Sinclair Broadcast Group, Inc., Class A	2,650		142,119
			207,644
Textile-Apparel — 1.4%
LVMH Moet Hennessy Louis Vuitton SE	2,702		1,150,218
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A	2,425		22,625
Therapeutics — 0.1%
Flexion Therapeutics, Inc.†	1,125		13,837
La Jolla Pharmaceutical Co.†	1,050		9,713
Sarepta Therapeutics, Inc.†	275		41,786
Xencor, Inc.†	1,225		50,139
			115,475
Transactional Software — 0.2%
ACI Worldwide, Inc.†	4,450		152,813
Synchronoss Technologies, Inc.†	2,325		18,391
			171,204
Transport-Marine — 0.1%
Dorian LPG, Ltd.†	41		370
SEACOR Holdings, Inc.†	775		36,820
			37,190
Transport-Rail — 0.9%
Union Pacific Corp.	4,538		767,421
Transport-Services — 0.0%
Echo Global Logistics, Inc.†	1,600		33,392
Transport-Truck — 0.1%
ArcBest Corp.	2,475		69,572
Covenant Transportation Group, Inc., Class A†	250		3,677
Schneider National, Inc., Class B	450		8,208
YRC Worldwide, Inc.†	3,184		12,832
			94,289
Veterinary Diagnostics — 1.1%
Elanco Animal Health, Inc.†	25,160		850,408
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	325		13,897
USANA Health Sciences, Inc.†	175		13,900
			27,797
Water — 0.1%
American States Water Co.	1,375		103,455
Web Hosting/Design — 0.0%
NIC, Inc.	2,050		32,882
Web Portals/ISP — 0.9%
Alphabet, Inc., Class C†	686		741,504
Wireless Equipment — 0.1%
Cambium Networks Corp.†	3,600		34,524
PagerDuty, Inc.†	575		27,054
			61,578
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	3,050		93,482
Total Common Stocks (cost $41,397,659)			46,245,162
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.3%
Banco de Sabadell SA 6.13% due 11/23/2022(3)	EUR	200,000	222,019
Diversified Banking Institutions — 0.6%
Credit Agricole SA 8.13% due 12/23/2025*(3)	200,000		231,297
Credit Suisse Group AG 6.25% due 12/18/2024(3)	225,000		234,281
			465,578
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00†(1)	8,000		1

6

Total Preferred Securities/Capital Securities (cost $657,933)		687,598
ASSET BACKED SECURITIES — 11.4%
Diversified Financial Services — 11.4%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.57% (1 ML+0.17%) due 01/25/2037(4)	19,936	19,418
Anchorage Capital CLO, Ltd. FRS Series 2016-8A, Class AR 3.58% (3 ML+1.00%) due 07/28/2028*(5)	250,000	249,215
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(4)	115,000	115,473
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.98% (1 ML+1.58%) due 10/25/2034	7,477	7,559
Avant Loans Funding Trust Series 2018-B, Class A 3.42% due 01/18/2022*	71,959	72,197
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.72% (3 ML+1.12%) due 01/18/2025*(5)	83,779	83,884
BANK VRS Series 2017-BNK8, Class XA 0.88% due 11/15/2050(6)(7)(8)	993,945	51,705
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	87,914	89,747
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	65,751	67,003
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	62,918	64,032
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	64,011	65,160
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(6)	81,576	83,379
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	67,953	70,060
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 3.24% (1 ML+0.85%) due 08/15/2036*(7)	131,000	130,795
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.29% due 02/25/2036(4)(6)	72,001	68,246
Bellemeade Re, Ltd. FRS Series 2018-2A, Class M1A 3.35% (1 ML+0.95%) due 08/25/2028*(4)	98,001	98,098
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.60% (1 ML + 1.20%) due 10/25/2027*(4)	150,000	150,000
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(6)(7)(8)	186,257	6,735
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(6)(7)(8)	326,883	11,910
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(7)(8)	999,106	51,731
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	7,000	7,066
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.36% (3 ML+0.78%) due 04/27/2027*(5)	250,000	249,325
CIG Auto Receivables Trust
Series 2017-1A, Class A
2.71% due 05/15/2023*	6,893	6,889
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(6)	83,415	83,983
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	65,000	69,500
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.98% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	35,090	35,039
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	19,550	19,510
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	90,000	93,336
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	105,000	109,330
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	124,727	130,594
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	123,000	130,967
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	60,000	64,260

7

Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	27,975	24,171
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.93% due 06/15/2057(6)(7)(8)	979,913	34,921
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(6)	41,298	41,365
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	49,500	50,976
Eagle RE, Ltd. FRS Series 2018-1, Class M1 4.10% (1 ML+1.70%) due 11/25/2028*(4)	150,000	150,000
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.34% due 05/25/2035(4)(6)	51,968	52,774
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	110,000	112,223
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(7)	71,965	73,250
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	115,000	122,641
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,000	34,497
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.15% due 03/25/2047(4)(6)	16,660	14,888
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.64% due 04/25/2036(4)(6)	5,289	4,660
Home Re, Ltd. FRS Series 2018-1, Class M1 3.83% (1 ML + 1.60%) due 10/25/2028*(4)	60,000	59,899
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.94% (1 ML+0.54%) due 05/25/2035(4)	40,601	40,412
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	64,000	68,604
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	60,000	63,611
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(9)	115,991	117,056
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.90% (1 ML + 1.50%) due 05/01/2024*(4)	98,574	99,327
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 3.94% (1 ML+1.50%) due 04/01/2024*(4)	97,573	97,530
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 4.10% (1 ML+1.70%) due 03/01/2024*(4)	82,058	83,374
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 3.75% (3 ML+1.16%) due 07/23/2029*(5)	250,000	249,871
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.45% due 02/25/2035(4)(6)	24,280	24,571
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.60% due 12/25/2034(4)(6)	16,262	16,835
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	74,446	74,125
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1
2.75% due 01/25/2061*(6)	68,289	68,557
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(6)	90,108	91,348
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.23% due 12/15/2047(6)(7)(8)	279,599	9,127
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A4 4.04% due 11/15/2046(7)	80,000	85,513
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	20,000	21,385
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.60% due 06/15/2050(6)(7)(8)	108,380	8,459
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(7)	100,000	102,485
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	29,415	22,709

8

MortgageIT Trust FRS Series 2005-4, Class A1 2.68% (1 ML+0.28%) due 10/25/2035(4)	73,466	73,178
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 3.40% (3 ML+0.80%) due 01/15/2028*(5)	250,000	248,755
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.15% (1 ML + 0.75%) due 01/25/2048*(4)	97,780	97,712
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(6)	63,581	65,663
New Residential Mtg. Loan Trust VRS Series 2015-1A, Class A3 3.75% due 05/28/2052*(4)(6)	32,467	33,563
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(6)	58,553	60,454
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.90% (1 ML+1.50%) due 06/25/2057*(4)	73,634	74,871
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(6)	107,758	112,125
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(6)	106,303	111,006
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(6)	84,173	87,587
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(6)	66,507	69,496
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(6)	91,781	95,266
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(6)	12,249	12,176
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	100,000	100,815
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	68,548	68,885
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	70,904	71,396
Oaktown Re, Ltd. FRS Series 2018-1A, Class M1 3.95% (1 ML+1.55%) due 07/25/2028*(4)	150,000	149,890
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.44% (3 ML+0.85%) due 04/17/2027*(5)	215,000	214,731
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	119,000	118,767
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.50% (1 ML+0.10%) due 02/25/2037	34,047	20,299
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.63% (3 ML+1.05%) due 04/30/2027*(5)	250,000	249,567
PRPM LLC VRS Series 2018-3A, Class A1 4.48% due 10/25/2023*	101,896	103,428
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	1,581	1,530
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.53% (1 ML+0.13%)
due 05/25/2037	80,430	62,093
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	23,443	23,454
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.65% (1 ML+0.25%) due 11/25/2036	160,000	149,699
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	120,000	120,256
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(6)	46,253	45,984
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	111,062	111,503
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	59,948	60,050
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	78,938	79,301
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	66,421	66,615
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	76,949	77,540

9

Towd Point Mtg. Trust FRS Series 2017-5, Class A1 3.00% (1 ML+0.60%) due 02/25/2057*	67,166	66,972
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.66% (3 ML+1.07%) due 10/20/2028*(5)	250,000	250,222
Verus Securitization Trust VRS Series 2018-INV2, Class A1FX 4.15% due 10/25/2058*(4)	114,907	117,897
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	67,422	67,632
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(9)	66,002	66,595
VOLT LXXIV LLC Series 2018-NP10, Class A1A 4.58% due 11/25/2048*(9)	108,872	110,503
Voya CLO, Ltd. FRS Series 2015-1A, Class A1R 3.50% (3 ML+0.90%) due 01/18/2029*(5)	250,000	248,400
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.29% due 09/15/2057(6)(7)(8)	967,938	40,213
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	65,000	68,988
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.75% due 10/25/2036(4)(6)	19,970	19,951
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.83% due 11/25/2034(4)(6)	1,069	1,104
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.95% due 01/25/2035(4)(6)	40,459	41,403
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 5.15% due 03/25/2035(4)(6)	29,719	30,710
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,250	49,461
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	75,000	75,705
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	120,000	128,348
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	110,000	117,575
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	50,111	53,757
Total Asset Backed Securities (cost $9,136,477)		9,270,401
U.S. CORPORATE BONDS & NOTES — 9.5%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	23,000	25,590
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	105,000	109,965
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	26,960
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,831
		142,756
Airlines — 0.0%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	10,000	10,171
Delta Air Lines, Inc.
Senior Notes 3.80% due 04/19/2023	25,000	25,664
		35,835
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	10,000	10,808
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	25,000	27,820
		38,628
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	15,125
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	9,302
General Motors Co. Senior Notes 5.40% due 04/01/2048	10,000	9,775
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	5,238
General Motors Co. Senior Notes 6.75% due 04/01/2046	40,000	45,145

10

General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	30,650
		115,235
Banks-Commercial — 0.0%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	30,000	30,728
Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	25,000	25,274
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	105,000	106,635
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	70,000	73,085
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,054
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	18,745
		265,793
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	20,000	20,068
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	40,000	43,567
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	15,000	16,568
		80,203
Brewery — 0.3%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	25,000	27,424
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	5,000	5,567
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	30,000	28,592
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	20,000	21,665
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	10,703
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	20,000	21,151
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	125,000	148,758
		263,860
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	18,000	18,682
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	12,000	12,436
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	10,000	10,953
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	25,000	26,114
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	5,000	5,380
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	30,000	35,229
Liberty Interactive LLC
Senior Notes
8.25% due 02/01/2030	10,000	9,975
		118,769
Building & Construction Products-Misc. — 0.0%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	23,000	24,409
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	24,000	25,050
Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	40,000	42,031
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	35,000	37,997

11

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	25,000	27,651
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	20,000	23,566
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	9,713
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	15,000	16,183
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	20,000	22,320
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	20,000	22,436
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	17,176
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	15,000	18,310
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	63,000	63,870
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	10,000	10,132
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	26,219
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	40,000	37,376
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	40,000	43,268
		418,248
Chemicals-Diversified — 0.1%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	45,000	48,169
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	45,000	50,957
		99,126
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	36,021
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	95,000	98,762
Computer Services — 0.3%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	100,000	103,661
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	100,000	104,658
		208,319
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	10,000	9,965
Apple, Inc. Senior Notes 4.38% due 05/13/2045	5,000	5,699
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	5,540
		21,204
Containers-Paper/Plastic — 0.1%
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	40,000	43,509
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	20,000	21,807
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	30,620
		52,427
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	10,057
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	5,000	5,127
		15,184
Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	85,000	87,711
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	40,000	41,160
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	60,000	63,042
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	30,000	31,457

12

Bank of America Corp. Senior Notes 3.97% due 02/07/2030	30,000	32,157
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	40,000	42,686
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	75,000	86,046
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	10,000	12,189
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	20,000	20,169
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	35,000	35,695
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	45,000	46,484
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	15,000	15,470
Citigroup, Inc. FRS Senior Notes 3.63% (3 ML+1.10%) due 05/17/2024	55,000	55,520
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	60,000	64,085
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	21,485
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	25,000	26,550
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	8,000	9,215
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	20,000	20,165
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	80,000	80,774
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	20,000	20,691
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	5,000	5,164
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	25,000	26,129
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	20,000	20,657
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	15,000	16,088
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	15,000	17,168
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	60,337
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	6,000	7,848
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	115,000	118,254
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,437
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	45,000	46,784
JPMorgan Chase & Co.
Senior Notes
3.70% due 05/06/2030	35,000	36,903
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	35,000	36,706
JPMorgan Chase & Co. FRS Senior Notes 3.81% (3 ML+1.23%) due 10/24/2023	35,000	35,529
Morgan Stanley Senior Notes 2.50% due 04/21/2021	45,000	45,084
Morgan Stanley Senior Notes 2.63% due 11/17/2021	10,000	10,061
Morgan Stanley Senior Notes 3.13% due 07/27/2026	20,000	20,380
Morgan Stanley Senior Notes 3.59% due 07/22/2028	60,000	62,475
Morgan Stanley Senior Notes 3.63% due 01/20/2027	45,000	47,229
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	35,000	36,609
Morgan Stanley Senior Notes 4.00% due 07/23/2025	15,000	16,067
Morgan Stanley Senior Notes 4.43% due 01/23/2030	5,000	5,531
		1,500,191

13

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	20,000	20,136
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	10,000	10,329
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	40,000	44,105
		54,434
Electric-Distribution — 0.0%
Sempra Energy Senior Notes 2.40% due 02/01/2020	25,000	24,993
Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	15,496
Dominion Energy South Carolina, Inc. 1st Mtg. Notes 4.25% due 08/15/2028	10,000	11,132
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	20,000	19,951
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	40,000	39,054
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	14,970
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	10,000	10,159
Exelon Corp. Senior Notes 2.85% due 06/15/2020	40,000	40,127
Exelon Corp. Senior Notes 3.95% due 06/15/2025	40,000	42,458
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	81,000	80,543
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	25,000	25,879
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	45,000	46,264
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	30,000	30,386
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,150
Southern Co. Senior Notes 3.25% due 07/01/2026	25,000	25,390
		411,959
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,362
Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	15,000	14,659
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	70,000	70,663
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	95,000	93,091
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	55,000	56,473
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	21,878
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	40,000	41,710
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	90,000	94,587
		393,061
Electronic Measurement Instruments — 0.0%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	25,000	24,950
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	50,000	51,710
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	16,120
Finance-Consumer Loans — 0.0%
Navient Corp. Senior Notes 7.25% due 09/25/2023	23,000	24,552
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	40,000	41,409

14

Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	35,000	36,783
		78,192
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/16/2016†	10,000	167
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	15,000	2
		170
Finance-Other Services — 0.2%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	135,000	139,295
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	10,000	10,608
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,443
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	45,000	43,789
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	10,000	9,501
		69,341
Gas-Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	23,000	24,495
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,596
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,224
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,033
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	11,471
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,659
		79,983
Insurance-Life/Health — 0.0%
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	10,265
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,483
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	40,000	43,082
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	70,000	72,095
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	14,000	14,619
		86,714
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	25,000	25,190
Baxalta, Inc.
Company Guar. Notes
3.60% due 06/23/2022	2,000	2,052
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	15,000	15,417
		42,659
Medical-Drugs — 0.1%
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	20,000	20,939
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	58,461
		79,400
Medical-Generic Drugs — 0.1%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	20,000	19,946
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	10,000	9,807
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048	20,000	18,468
		48,221
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	15,090

15

Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,963
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	27,214
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,496
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	15,000	15,975
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	32,000	34,178
		129,916
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	40,000	41,119
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.88% due 03/12/2029*	55,000	57,955
Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	25,000	26,448
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	20,000	19,564
		46,012
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	25,594
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	20,000	20,805
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	5,000	5,271
		26,076
Oil Companies-Exploration & Production — 0.3%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	45,000	47,844
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	10,000	10,282
Hess Corp. Senior Notes 6.00% due 01/15/2040	15,000	16,430
Hess Corp. Senior Notes 7.13% due 03/15/2033	34,000	41,673
Hess Corp. Senior Notes 7.30% due 08/15/2031	10,000	12,276
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	25,000	29,299
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	10,000	10,368
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	30,000	31,911
SM Energy Co. Senior Notes 6.13% due 11/15/2022	20,000	19,850
		219,933
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028	5,000	5,082
Valero Energy Corp.
Senior Notes
4.00% due 04/01/2029	5,000	5,235
		10,317
Pharmacy Services — 0.3%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	120,000	129,464
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	55,000	58,008
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	31,954
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	30,000	31,992
		251,418
Pipelines — 0.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	25,000	26,408
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	15,000	15,962
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	55,000	61,454
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	5,000	5,924
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	10,000	10,484

16

Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	10,000	10,169
Enterprise Products Operating LLC Company Guar. Notes 3.13% due 07/31/2029	25,000	25,054
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	7,000	6,771
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	30,000	31,579
MPLX LP Senior Notes 4.13% due 03/01/2027	10,000	10,468
MPLX LP Senior Notes 4.70% due 04/15/2048	20,000	20,481
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,374
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	10,000	10,527
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	15,000	15,454
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	35,000	34,954
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	10,162
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	10,000	10,437
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	35,000	37,118
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	40,000	39,936
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	15,000	15,173
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	10,000	9,490
		413,379
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.80% due 08/15/2029	20,000	20,616
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	20,000	21,555
HCP, Inc. Senior Notes 3.25% due 07/15/2026	10,000	10,078
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	80,000	79,999
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	75,000	75,567
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	50,000	51,410
		259,225
Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	50,000	51,957
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	10,000	9,417
		61,374
Retail-Discount — 0.1%
Walmart, Inc.
Senior Notes
3.40% due 06/26/2023	45,000	47,296
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	30,000	31,138
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	50,000	52,034
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	10,000	10,718
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	62,000	66,360
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	60,000	64,625
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	10,000	10,468
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	21,452
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	11,086

17

Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	65,000	73,227
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	8,000	9,072
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	15,000	17,244
		336,286
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	45,000	45,476
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	10,000	10,424
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	13,328
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	10,000	10,701
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	90,000	101,127
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	20,000	22,828
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	25,000	24,948
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	35,000	33,166
		261,998
Transport-Rail — 0.1%
CSX Corp. Senior Notes 3.25% due 06/01/2027	35,000	36,137
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	45,000	49,853
		85,990
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP Senior Notes 3.45% due 07/01/2024*	35,000	36,066
Total U.S. Corporate Bonds & Notes (cost $7,363,945)		7,748,516
FOREIGN CORPORATE BONDS & NOTES — 1.3%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	15,000	16,220
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.80% due 04/29/2022	70,000	71,103
Broadcast Services/Program — 0.1%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	40,000	42,546
Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	15,000	16,532
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	50,000	54,049
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	5,000	5,520
		59,569
Chemicals-Specialty — 0.1%
Methanex Corp.
Senior Notes
4.25% due 12/01/2024	25,000	25,475
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,407
		39,882
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	50,000	53,485
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	10,000	9,914
Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	25,000	26,062
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	40,000	39,951
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	50,000	43,250
		83,201
Medical-Generic Drugs — 0.0%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	15,000	15,315

18

Mylan NV Company Guar. Notes 5.25% due 06/15/2046	10,000		9,328
			24,643
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	40,000		45,438
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	5,000		6,001
			51,439
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	50,000		51,910
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021	25,000		25,608
			77,518
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029	10,000		9,675
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	19,000		16,919
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,419,989	20,391
			46,985
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028	25,000		26,666
Pharmacy Services — 0.0%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*	25,000		26,624
Pipelines — 0.1%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	15,000		15,598
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	20,000		22,202
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	15,000		16,444
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040	5,000		6,185
			60,429
Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	90,000		96,455
Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	150,000		155,899
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	25,000		32,730
			188,629
Transport-Equipment & Leasing — 0.0%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	25,000		25,730
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000		21,944
Total Foreign Corporate Bonds & Notes (cost $1,092,586)			1,065,576
MUNICIPAL BONDS & NOTES — 0.3%
Chicago Board of Education
General Obligation Bonds
6.14% due 12/01/2039	15,000		16,041
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	25,000		27,120
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	15,000		16,635
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	65,000		77,262
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000		34,841
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	56,727		59,374
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000		10,448
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000		10,379
Total Municipal Bonds & Notes (cost $237,237)			252,100
U.S. GOVERNMENT AGENCIES — 15.9%
Federal Home Loan Mtg. Corp. — 2.2%
2.50% due 01/01/2028	4,102		4,141
2.50% due 04/01/2028	13,484		13,613
3.00% due 08/01/2027	3,854		3,939

19

3.00% due July TBA	600,000	605,473
3.50% due 03/01/2042	5,841	6,068
3.50% due 08/01/2042	31,573	32,793
3.50% due 09/01/2043	21,173	22,062
3.50% due 10/01/2048	651,126	667,537
4.00% due 03/01/2023	225	233
4.00% due 10/01/2043	27,027	28,475
Federal Home Loan Mtg. Corp.
4.50% due 01/01/2039	760	816
5.00% due 05/01/2020	3,814	3,904
5.00% due 05/01/2034	13,523	14,795
5.50% due 07/01/2034	4,722	5,236
5.50% due 05/01/2037	1,621	1,798
6.00% due 08/01/2026	9,868	10,807
6.50% due 05/01/2029	855	959
7.50% due 08/01/2023	30	31
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037	1,151	1,188
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.16% due 10/25/2047*(6)(7)	70,000	69,880
Series 2010-K8, Class B 5.44% due 09/25/2043*(6)(7)	80,000	81,889
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(6)(7)(8)	174,964	9,381
Series K064, Class X1 0.74% due 03/25/2027(6)(7)(8)	317,471	13,048
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(7)	68,000	72,005
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS Series 2018-DNA3, Class M1 3.15% (1 ML+0.75%) due 09/25/2048*(4)	71,027	71,089
Series 2018-HRP1, Class M2 4.05% (1 ML+1.65%) due 04/25/2043*(4)	23,867	23,965
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(4)	2,768	2,757
Series 3883, Class PB 3.00% due 05/15/2041(4)	18,483	19,115
Series 1577, Class PK 6.50% due 09/15/2023(4)	1,244	1,308
Series 1226, Class Z 7.75% due 03/15/2022(4)	170	178
		1,788,483
Federal National Mtg. Assoc. — 10.4%
2.50% due 02/01/2043	62,998	62,806
2.50% due 03/01/2043	121,819	121,449
2.64% due 03/01/2027	27,553	28,071
2.78% due 03/01/2027	61,651	63,385
2.97% due 06/01/2027	106,081	109,831
3.00% due 12/01/2027	8,260	8,444
3.00% due 01/01/2028	8,504	8,703
3.00% due July TBA	3,150,000	3,177,998
3.50% due 11/01/2047	462,137	475,826
4.00% due 11/01/2040	12,375	13,048
4.00% due 12/01/2040	30,770	32,451
4.00% due 11/01/2041	3,932	4,147
4.00% due 01/01/2042	8,301	8,754
4.00% due 11/01/2043	16,179	17,053
4.00% due 12/01/2043	9,581	10,203
4.00% due 02/01/2049	873,613	909,453
4.00% due July TBA	950,000	981,858
4.50% due 01/01/2039	2,255	2,419
4.50% due 06/01/2039	28,731	30,556
4.50% due 09/01/2039	6,385	6,855
4.50% due 05/01/2041	4,927	5,292
4.50% due July TBA	675,000	705,342
5.00% due 03/01/2020	353	362
5.00% due 05/01/2035	1,831	2,000
5.00% due 07/01/2040	38,605	41,953
5.00% due July TBA	300,000	317,115
5.50% due 05/01/2020	4,163	4,166
5.50% due 06/01/2020	1,625	1,631
5.50% due 12/01/2029	1,586	1,691
5.50% due 06/01/2035	107,597	119,398
5.50% due 06/01/2036	50,584	55,763
5.50% due 08/01/2037	9,042	10,030
5.50% due 06/01/2038	7,088	7,814
6.00% due 06/01/2021	12,429	12,610
6.00% due 12/01/2033	6,035	6,842
6.00% due 05/01/2034	4,751	5,381
6.00% due 08/01/2034	986	1,117
6.00% due 11/01/2038	1,319	1,495
7.00% due 06/01/2037	9,297	10,966
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 5.95% (1 ML+3.55%) due 07/25/2029(4)	30,000	31,754
Series 2016-C07, Class 2M2 6.75% (1 ML+4.35%) due 05/25/2029(4)	59,809	63,835

20

Federal National Mtg. Assoc. FRS 4.45% (12 ML+1.57%) due 05/01/2037	1,818	1,900
Federal National Mtg. Assoc. FRS 4.57% (12 ML+1.82%) due 10/01/2040	1,839	1,933
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	4,695	4,706
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	16,476	16,419
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	32,439	32,533
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	34,287	34,719
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	28,608	28,997
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	43,812	44,609
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	13,534	13,811
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	25,923	26,461
Series 2017-72, Class B 3.00% due 09/25/2047(4)	40,529	41,303
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	40,893	41,675
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	48,542	49,847
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	18,142	19,029
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	46,721	48,428
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	46,805	48,407
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	39,847	41,597
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	50,465	52,263
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	37,295	39,628
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	40,130	42,088
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	39,489	41,257
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	39,139	40,846
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	64,293	66,360
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	19,853	20,737
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	49,043	51,267
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	41,575	43,396
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	41,594	43,443
Federal National Mtg. Assoc. STRIP Series 415, Class A3 3.00% due 11/25/2042(4)	49,104	49,839
		8,467,365
Government National Mtg. Assoc. — 3.3%
3.00% due July TBA	500,000	510,957
3.50% due July TBA	1,200,000	1,239,363
4.00% due 07/15/2041	21,799	23,144
4.00% due 08/15/2041	6,858	7,281
4.00% due 10/15/2041	12,994	13,794
4.00% due July TBA	700,000	729,249
4.50% due 06/15/2041	106,159	114,382
6.00% due 11/15/2028	14,388	16,166
7.00% due 07/15/2033	6,394	7,313
9.00% due 11/15/2021	52	54
Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(4)	48,536	47,930
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	531	597
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	4,162	4,807
		2,715,037
Total U.S. Government Agencies
(cost $12,798,379)		12,970,885
U.S. GOVERNMENT TREASURIES — 9.7%
United States Treasury Bonds — 5.3%
2.50% due 02/15/2045	5,000	4,981
2.88% due 11/15/2046	70,000	74,914
3.00% due 05/15/2045	58,000	63,426
3.00% due 11/15/2045	145,000	158,684
3.00% due 02/15/2048	335,000	366,995
3.13% due 05/15/2048	125,000	140,264
3.38% due 05/15/2044	1,710,000	1,987,074
3.63% due 08/15/2043	160,000	193,131
3.63% due 02/15/2044	360,000	435,009
3.75% due 11/15/2043	140,000	172,342
8.13% due 08/15/2021	620,000	701,230
		4,298,050
United States Treasury Notes — 4.4%
0.38% due 07/15/2027 TIPS(10)(11)	1,023,610	1,033,047
0.63% due 01/15/2026TIPS(10)	252,696	258,763
0.88% due 01/15/2029 TIPS(10)	177,079	186,386
1.88% due 01/31/2022	430,000	431,512
2.00% due 02/15/2023	520,000	524,916

21

2.00% due 02/15/2025(12)	85,000		85,863
2.25% due 08/15/2027	80,000		81,941
2.88% due 05/15/2028	505,000		542,263
3.13% due 11/15/2028	430,000		471,639
			3,616,330
Total U.S. Government Treasuries (cost $7,623,807)			7,914,380
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Dominican Republic Notes 6.40% due 06/05/2049*	150,000		156,939
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	19,000	26,086
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	20,000	27,459
Government of Romania Senior Notes 6.13% due 01/22/2044	26,000		32,966
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	10,000		10,674
State of Qatar Senior Notes 4.00% due 03/14/2029*	200,000		215,500
Total Foreign Government Obligations (cost $438,358)			469,624
Total Long-Term Investment Securities (cost $80,746,381)			86,624,242
SHORT-TERM INVESTMENT SECURITIES — 1.1%
Foreign Government Obligations — 0.1%
Government of Egypt Bills 17.26% due 10/15/2019	EGP	125,000	7,013
Government of Egypt Bills 19.43% due 11/19/2019	EGP	775,000	44,183
			51,196
Registered Investment Companies — 1.0%
State Street Institutional Treasury Money Market Fund, Premier Class 2.17%(13)	857,330		857,330
Total Short-Term Investment Securities (cost $905,390)			908,526
REPURCHASE AGREEMENTS — 1.9%
Bank of America Securities LLC Joint Repurchase Agreement(15)	310,000		310,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	255,000		255,000
BNP Paribas SA Joint Repurchase Agreement(15)	310,000		310,000
Deutsche Bank AG Joint Repurchase Agreement(15)	285,000		285,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	350,000		350,000
Total Repurchase Agreements (cost $1,510,000)			1,510,000
TOTAL INVESTMENTS (cost $83,161,771)	109.4%		89,042,768
Liabilities in excess of other assets	(9.4)		(7,671,298)
NET ASSETS	100.0%		$81,371,470

†                                         Non-income producing security

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $8,974,247 representing 11.0% of net assets.

(1)                                 Securities classified as Level 3 (see Note 1).

(2)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$2,400	$600.00	0.00%

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Collateralized Mortgage Obligation
(5)	Collateralized Loan Obligation
(6)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)	Commercial Mortgage Backed Security
(8)	Interest Only
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2019.
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

22

(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	The rate shown is the 7-day yield as of June 30, 2019.
(14)	Denominated in United States dollars unless otherwise indicated.
(15)	See Note 2 for details of Joint Repurchase Agreements.
ARS	— Argentine Peso
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EGP	— Egyptian Pound
EUR	— Euro Dollar
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	- 1 Month USD LIBOR
3 ML	- 3 Month USD LIBOR
6 ML	- 6 Month USD LIBOR
12 ML	- 12 Month USD LIBOR
1 Yr USTYCR	- 1Year US Treasury Yield Curve Rate

23

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Long	U.S. Treasury 10 Year Notes	September 2019	$382,476	$383,906	$1,430
33	Long	U.S. Treasury 2 Year Notes	September 2019	7,082,214	7,100,930	18,716
						$20,146

						Unrealized (Depreciation)
8	Long	E-Mini Russell 2000 Index	September 2019	$627,131	$626,840	$(291)
8	Short	U.S. Treasury 10 Year Ultra Bonds	September 2019	1,075,625	1,105,000	(29,375)
22	Short	U.S. Treasury 5 Year Notes	September 2019	2,571,147	2,599,438	(28,291)
2	Short	U.S. Treasury Long Bonds	September 2019	302,743	311,188	(8,445)
						$(66,402)
						$(46,256)

*                 Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	12,000	USD	13,729	09/18/2019	$1	$—

BNP Paribas SA	EUR	32,000	USD	36,579	09/18/2019	—	(31)
	USD	228,564	EUR	200,000	07/31/2019	—	(597)
						—	(628)
Goldman Sachs International	EUR	392,000	USD	447,916	07/31/2019	1,101	—

Net Unrealized Appreciation (Depreciation)						$1,102	$(628)

EUR — Euro Currency

USD — United States Dollar

24

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	200	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$727
USD	340	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(7,245)	(33,103)
USD	290	02/05/2049	USD-LIBOR-BBA/Quarterly	2.84%/Semi-annually	(9,152)	(32,027)
					$(16,397)	$(64,403)

BBA-British Bankers’ Association

LIBOR-London Interbank Offered Rate

OIS-Overnight Index Swap

USD-United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$205,244	$—		$2,400	$207,644
Other Industries	44,887,300	1,150,218	**	—	46,037,518
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—		1	1
Other Industries	—	687,597		—	687,597
Asset Backed Securities	—	9,270,401		—	9,270,401
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	167		3	170
Other Industries	—	7,748,346		—	7,748,346
Foreign Corporate Bonds & Notes	—	1,065,576		—	1,065,576
Municipal Bonds & Notes	—	252,100		—	252,100
U.S. Government Agencies	—	12,970,885		—	12,970,885
U.S. Government Treasuries	—	7,914,380		—	7,914,380
Foreign Government Obligations	—	469,624		—	469,624
Short-Term Investment Securities:
Foreign Government Obligations	—	51,196		—	51,196
Registered Investment Companies	857,330	—		—	857,330
Repurchase Agreement	—	1,510,000		—	1,510,000
Total Investments at Value	$45,949,874	$43,090,490		$2,404	$89,042,768

Other Financial Instruments:†
Futures Contracts	$20,146	$—		$—	$20,146
Forward Foreign Currency Contracts	—	1,102		—	1,102
Centrally Cleared Interest Rate Swap Contracts	—	727		—	727
Total Other Financial Instruments	$20,146	$1,829		$—	$21,975

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$66,402	$—		$—	$66,402
Forward Foreign Currency Contracts	—	628		—	628
Centrally Cleared Interest Rate Swap Contracts	—	65,130		—	65,130
Total Other Financial Instruments	$66,402	$65,758		$—	$132,160

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

**                                  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

†                                         Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

25

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount(13)		Value (Note 1)
COMMON STOCKS — 31.1%
Aerospace/Defense-Equipment — 0.5%
HEICO Corp., Class A	2,603		$269,072
Applications Software — 2.6%
Intuit, Inc.	997		260,546
salesforce.com, Inc.†	2,898		439,713
ServiceNow, Inc.†	2,863		786,094
			1,486,353
Building-Maintenance & Services — 1.3%
Rollins, Inc.	12,689		455,155
ServiceMaster Global Holdings, Inc.†	5,759		299,986
			755,141
Chemicals-Specialty — 1.7%
Ecolab, Inc.	4,768		941,394
Commercial Services-Finance — 0.5%
S&P Global, Inc.	1,214		276,537
Computer Aided Design — 0.5%
Autodesk, Inc.†	1,647		268,296
Consulting Services — 1.3%
Gartner, Inc.†	2,861		460,450
Verisk Analytics, Inc.	1,944		284,718
			745,168
Containers-Metal/Glass — 0.5%
Ball Corp.	3,952		276,601
Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A	2,579		472,241
Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	3,505		447,518
Decision Support Software — 0.5%
MSCI, Inc.	1,173		280,101
Diagnostic Equipment — 0.5%
Danaher Corp.	2,022		288,984
Distribution/Wholesale — 0.8%
Copart, Inc.†	6,148		459,502
E-Commerce/Products — 2.3%
Amazon.com, Inc.†	696		1,317,967
E-Commerce/Services — 0.7%
MercadoLibre, Inc.†	687		420,286
Electronic Forms — 1.2%
Adobe, Inc.†	2,224		655,302
Electronic Measurement Instruments — 0.5%
Fortive Corp.	3,373		274,967
Enterprise Software/Service — 2.6%
Constellation Software, Inc.	716		674,829
Workday, Inc., Class A†	3,782		777,504
			1,452,333
Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	1,385		267,305
Twitter, Inc.†	22,808		795,999
			1,063,304
Internet Content-Information/News — 1.1%
Spotify Technology SA†	4,290		627,284
Medical Instruments — 1.6%
Intuitive Surgical, Inc.†	1,719		901,701
Medical-Drugs — 0.9%
Zoetis, Inc.	4,405		499,923
Multimedia — 1.6%
Walt Disney Co.	6,496		907,101
Non-Hazardous Waste Disposal — 0.5%
Waste Connections, Inc.	2,947		281,674
Retail-Restaurants — 0.5%
Starbucks Corp.	3,464		290,387
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	10		6,000
Textile-Apparel — 1.1%
LVMH Moet Hennessy Louis Vuitton SE	1,485		632,152
Transport-Rail — 0.8%
Union Pacific Corp.	2,493		421,591
Veterinary Diagnostics — 0.8%
Elanco Animal Health, Inc.†	13,819		467,082
Web Portals/ISP — 0.7%
Alphabet, Inc., Class C†	377		407,503
Total Common Stocks
(cost $16,037,296)			17,593,465

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.8%
Banco de Sabadell SA 6.13% due 11/23/2022(3)	EUR	200,000	222,019
Intesa Sanpaolo SpA 7.70% due 09/17/2025*(3)	225,000		221,062
			443,081
Diversified Banking Institutions — 0.8%
Credit Agricole SA 8.13% due 12/23/2025*(3)	200,000		231,297
Credit Suisse Group AG 6.25% due 12/18/2024*(3)	200,000		208,250
			439,547
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(1)	16,000		2
Total Preferred Securities/Capital Securities (cost $862,737)			882,630

ASSET BACKED SECURITIES — 19.3%
Diversified Financial Services — 19.3%
ALM XVI, Ltd./ALM XVI LLC FRS Series 2015-16A, Class AAR2 3.50% (3 ML+0.90%) due 07/15/2027*(5)	250,000		249,281
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.57% (1 ML+0.17%) due 01/25/2037(4)	22,784		22,192
Anchorage Capital CLO, Ltd. FRS Series 2016-8A, Class AR 3.58% (3 ML+1.00%) due 07/28/2028*(5)	250,000		249,215

1

Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(4)(6)	135,000	135,555
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(4)(6)	47,214	47,824
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.98% (1 ML+1.58%) due 10/25/2034	14,954	15,119
Atrium XII FRS Series 12A, Class AR 3.42% (3 ML+0.83%) due 04/22/2027*(5)	250,000	249,468
Avant Loans Funding Trust Series 2018-B, Class A 3.42% due 01/18/2022*	71,959	72,197
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.72% (3 ML+1.12%) due 01/18/2025*(5)	83,779	83,884
Babson CLO, Ltd. FRS Series 2016-2A, Class AR 3.67% (3 ML+1.08%) due 07/20/2028*(5)	250,000	250,511
BANK VRS Series 2017-BNK8, Class XA 0.88% due 11/15/2050(6)(7)(8)	993,945	51,705
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	101,544	103,661
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	69,038	70,353
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	62,918	64,032
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	64,011	65,160
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(6)	64,226	66,202
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	77,660	80,069
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 3.24% (1 ML+0.85%) due 08/15/2036*(7)	152,000	151,763
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.29% due 02/25/2036(4)(6)	83,496	79,143
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.60% (1 ML + 1.20%) due 10/25/2027*(4)	150,000	150,000
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 3.70% (1 ML+ 1.30%) due 03/25/2029*(4)	135,088	135,088
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(6)(7)(8)	210,162	7,600
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(6)(7)(8)	369,737	13,471
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(6)(7)(8)	999,106	51,731
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	8,333	8,412
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.36% (3 ML+0.78%) due 04/27/2027*(5)	250,000	249,325
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	8,272	8,266
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(6)	95,895	96,548
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.98% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	43,748	43,685
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	19,550	19,510
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(4)(6)	93,835	95,324
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(7)	125,105	129,742
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	140,000	145,773
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	154,332	161,591
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	150,000	159,716
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	65,000	69,615
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(7)	195,000	208,734

2

Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	35,654	30,806
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.93% due 06/15/2057(6)(7)(8)	1,189,561	42,393
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(7)	95,000	97,051
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(6)	45,428	45,501
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)(6)	32,976	32,954
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(4)(6)	95,789	96,815
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	59,400	61,171
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.34% due 05/25/2035(4)(6)	64,960	65,967
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	125,000	127,527
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	30,445	35,008
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(7)	100,000	103,108
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	140,000	149,303
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.15% due 03/25/2047(4)(6)	19,745	17,645
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.64% due 04/25/2036(4)(6)	5,877	5,178
Home Re, Ltd. FRS Series 2018-1, Class M1 4.03% (1 ML + 1.60%) due 10/25/2028*(4)	60,000	59,899
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.94% (1 ML+0.54%) due 05/25/2035(4)	53,288	53,040
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(7)	68,000	72,892
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	65,000	68,912
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(9)	130,720	131,921
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	97,061	96,796
LSTAR Securities Investment, Ltd. FRS Series 2019-3, Class A1 3.94% (1 ML+1.50%) due 04/01/2024*(4)	97,573	97,530
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.94% (1 ML + 1.50%) due 05/01/2024*(4)	98,574	99,327
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.45% due 02/25/2035(4)(6)	12,286	12,433
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.60% due 12/25/2034(4)(6)	20,640	21,367
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	78,168	77,831
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2014-C19, Class XA
1.23% due 12/15/2047(6)(7)(8)	341,205	11,138
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A4 4.04% due 11/15/2046(7)	90,000	96,202
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.60% due 06/15/2050(6)(7)(8)	123,160	9,612
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(7)	105,000	107,609
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(4)	34,203	26,406
MortgageIT Trust FRS Series 2005-4, Class A1 2.68% (1 ML+0.28%) due 10/25/2035(4)	96,748	96,369
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	101,105
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.15% (1 ML + 0.75%) due 01/25/2048*(4)	113,425	113,346

3

New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(6)	76,298	78,796
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(6)	67,336	69,522
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.90% (1 ML+1.50%) due 06/25/2057*(4)	86,000	87,445
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(6)	124,649	129,701
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(6)	124,020	129,506
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(6)	99,362	103,393
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(6)	78,600	82,132
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(4)(6)	105,793	109,810
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A 4.00% due 12/25/2057*(4)(6)	76,974	79,808
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(6)	23,886	23,743
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	110,897
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	71,976	72,329
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	70,904	71,396
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 3.40% (3 ML+0.80%) due 07/15/2027*(5)	250,000	249,424
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.44% (3 ML+0.85%) due 04/17/2027*(5)	215,000	214,731
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	139,000	138,728
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.50% (1 ML+0.10%) due 02/25/2037	35,527	21,182
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.63% (3 ML+1.05%) due 04/30/2027*(5)	250,000	249,567
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 3.58% (1 ML+1.2%) due 06/25/2029*(4)	150,000	150,000
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	3,162	3,060
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.53% (1 ML+0.13%) due 05/25/2037	90,319	69,727
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	23,443	23,454
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	35,598	35,624
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	15,989	16,049
Soundview Home Loan Trust FRS
Series 2006-3, Class A4
2.65% (1 ML+0.25%)
due 11/25/2036	200,000	187,124
Springleaf Funding Trust Series 2017-AA, Class A 2.68% due 07/15/2030*	145,000	145,309
Springleaf Funding Trust Series 2016-AA, Class A 2.90% due 11/15/2029*	53,128	53,181
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(6)	57,265	56,933
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(4)(6)	49,931	50,218
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	127,516	128,022
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	59,948	60,050
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	91,739	92,161
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	66,421	66,615

4

Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	126,965	127,940
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 3.00% (1 ML+0.60%) due 02/25/2057*	77,499	77,275
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.66% (3 ML+1.07%) due 10/20/2028*(5)	250,000	250,222
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(7)	80,000	82,349
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	77,956	78,200
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(9)	66,002	66,595
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*(9)	62,324	62,803
VOLT LXXIII LLC Series 2018-NPL9, Class A1A 4.46% due 10/25/2048*(9)	109,789	110,815
VOLT LXXIV LLC Series 2018-NP10, Class A1A 4.58% due 11/25/2048*(9)	117,582	119,344
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.29% due 09/15/2057(6)(7)(8)	967,938	40,213
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	105,000	111,442
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(6)(7)	10,000	9,736
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.75% due 10/25/2036(4)(6)	24,578	24,556
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.83% due 11/25/2034(4)(6)	2,113	2,181
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.95% due 01/25/2035(4)(6)	53,945	55,203
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 5.15% due 03/25/2035(4)(6)	38,879	40,175
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,250	49,461
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	85,799
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.97% due 02/15/2044*(6)(7)(8)	433,584	4,403
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	145,280	155,387
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	55,111	59,120
Total Asset Backed Securities (cost $10,727,036)		10,898,483

U.S. CORPORATE BONDS & NOTES — 15.4%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	24,000	26,703
Aerospace/Defense-Equipment — 0.3%
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	115,000	120,438
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	32,352
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	5,000	5,831
		158,621
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	15,000	15,256
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	25,665
		40,921
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	21,617
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	20,000	22,255
		43,872
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	15,125
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	9,302

5

General Motors Co. Senior Notes 5.20% due 04/01/2045	5,000	4,775
General Motors Co. Senior Notes 5.40% due 04/01/2048	5,000	4,887
General Motors Co. Senior Notes 6.75% due 04/01/2046	50,000	56,431
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	35,000	35,758
		126,278
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	35,000	35,849
Banks-Super Regional — 0.5%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	30,328
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	20,000	20,207
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	132,024
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	60,000	62,644
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,055
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	10,000	12,497
		299,755
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	35,000	35,119
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	25,000	27,229
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	39,000	43,076
		105,424
Brewery — 0.5%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	10,000	10,970
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	20,000	22,269
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	42,888
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	20,000	21,664
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	10,703
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	25,000	26,439
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	135,000	160,659
		295,592
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	21,000	21,795
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	19,000	19,690
Discovery Communications LLC
Company Guar. Notes
4.90% due 03/11/2026	15,000	16,429
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	20,000	20,891
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	10,000	10,761
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	35,000	41,101
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	10,000	9,975
		140,642
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	30,000	31,837
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	30,000	31,313

6

Cable/Satellite TV — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	65,000	70,567
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	20,000	22,120
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	25,000	29,458
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	5,000	4,857
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	20,000	21,578
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	15,000	15,818
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	35,000	39,060
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	10,000	11,218
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	17,176
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	12,206
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	65,000	65,897
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	10,000	10,132
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	21,000	22,024
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	45,000	42,048
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	48,677
		432,836
Chemicals-Diversified — 0.2%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	70,000	74,930
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	40,000	45,295
		120,225
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	40,000	41,167
Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	110,000	114,356
Computer Services — 0.4%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	100,000	103,661
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	100,000	104,658
		208,319
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	14,947
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	5,540
		20,487
Containers-Paper/Plastic — 0.1%
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	45,000	48,948
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	27,259
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	30,620
		57,879
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	10,057
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,254
		20,311
Diversified Banking Institutions — 2.9%
Bank of America Corp. Senior Notes 2.25% due 04/21/2020	35,000	34,994
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	105,000	108,349

7

Bank of America Corp. Senior Notes 3.42% due 12/20/2028	40,000	41,160
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	70,000	73,549
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	35,000	37,517
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	5,000	5,679
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	95,000	108,992
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	25,211
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	45,893
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	40,000	41,319
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	20,627
Citigroup, Inc. FRS Senior Notes 3.63% (3 ML+1.10%) due 05/17/2024	80,000	80,756
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	65,000	69,425
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	21,485
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	20,000	21,548
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	8,063
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	25,000	25,207
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	85,000	85,822
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	10,000	10,328
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	30,000	31,355
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	34,337
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	73,746
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	39,000	51,010
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	115,000	118,254
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	33,902
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	51,982
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	47,447
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	41,950
JPMorgan Chase & Co. FRS
Senior Notes
3.81% (3 ML+1.23%)
due 10/24/2023	30,000	30,453
Morgan Stanley Senior Notes 2.50% due 04/21/2021	30,000	30,056
Morgan Stanley Senior Notes 2.63% due 11/17/2021	15,000	15,091
Morgan Stanley Senior Notes 3.13% due 07/27/2026	30,000	30,570
Morgan Stanley Senior Notes 3.59% due 07/22/2028	85,000	88,506
Morgan Stanley Senior Notes 3.63% due 01/20/2027	40,000	41,981
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	41,839
Morgan Stanley Senior Notes 4.00% due 07/23/2025	20,000	21,422
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	1,000	1,072
		1,650,897
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	25,169
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	15,000	15,493

8

Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	45,000	49,618
		65,111
Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	30,000	29,991
Electric-Integrated — 0.8%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	15,000	15,496
Dominion Energy South Carolina, Inc. 1st Mtg. Notes 4.25% due 08/15/2028	15,000	16,697
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	20,000	19,951
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	45,000	43,935
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	14,970
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	15,239
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,158
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	47,766
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	90,000	89,492
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	31,055
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	50,000	51,405
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	35,451
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,150
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	30,468
		472,233
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,362
Electronic Components-Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	25,000	24,433
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	80,000	80,758
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	100,000	97,990
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	65,000	66,741
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	21,878
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	45,000	46,924
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	100,000	105,096
		443,820
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,941
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	55,000	56,881
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	16,120
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	32,000	34,160
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.40% due 02/27/2023	45,000	46,585
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	42,038
		88,623
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	317
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	21,000	2

9

Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	26,000	3
		322
Finance-Other Services — 0.3%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	165,090
Food-Misc./Diversified — 0.1%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	15,912
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,443
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	65,000	63,251
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	5,000	4,751
		89,357
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	30,000	31,950
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	25,000	25,994
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	20,000	21,224
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	10,000	11,033
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	11,471
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,658
		90,380
Insurance-Life/Health — 0.0%
Unum Group Senior Notes 4.00% due 06/15/2029	15,000	15,398
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,483
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	45,000	48,467
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	82,395
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	17,000	17,751
		100,146
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	30,228
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,052
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	25,000	25,695
		57,975
Medical-Drugs — 0.2%
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	25,000	26,173
GlaxoSmithKline Capital, Inc.
Company Guar. Notes
3.63% due 05/15/2025	60,000	63,776
		89,949
Medical-Generic Drugs — 0.1%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	20,000	19,947
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	15,000	14,710
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048	20,000	18,468
		53,125
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	15,090
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,963
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	30,000	32,657
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	10,000	10,650

10

UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	47,000	50,198
		134,558
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	40,000	41,119
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.88% due 03/12/2029*	60,000	63,224
Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	35,000	37,027
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	20,000	19,564
		56,591
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	25,000	25,594
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	25,000	26,006
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	10,000	10,541
		36,547
Oil Companies-Exploration & Production — 0.4%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	45,000	47,844
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	10,000	10,282
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,477
Hess Corp. Senior Notes 7.13% due 03/15/2033	43,000	52,704
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	24,552
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	30,000	35,159
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	10,000	10,368
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	30,000	31,911
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	24,812
		243,109
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028	5,000	5,082
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,235
		10,317
Pharmacy Services — 0.5%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	130,000	140,252
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	9,000	9,398
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	60,000	63,281
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	30,000	31,954
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	37,325
		282,210
Pipelines — 0.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	30,000	31,689
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	15,000	15,962
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	55,000	61,454
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	10,000	11,849
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	15,000	15,726
Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	10,000	10,169
Enterprise Products Operating LLC Company Guar. Notes 3.13% due 07/31/2029	30,000	30,065
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	10,000	9,673

11

EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	30,000	31,579
MPLX LP Senior Notes 4.13% due 03/01/2027	15,000	15,701
MPLX LP Senior Notes 4.70% due 04/15/2048	20,000	20,481
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,374
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	10,000	10,527
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	20,000	20,605
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,941
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	10,162
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	10,000	10,437
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	40,000	42,420
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	50,000	49,921
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	15,000	15,173
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	5,000	4,745
		468,653
Real Estate Investment Trusts — 0.5%
American Tower Corp. Senior Notes 3.80% due 08/15/2029	25,000	25,770
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	26,944
HCP, Inc. Senior Notes 3.25% due 07/15/2026	15,000	15,117
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	90,000	89,999
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,642
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	60,000	61,692
		305,164
Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	65,000	67,545
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,708
		72,253
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	55,000	57,807
Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	35,000	36,327
Telephone-Integrated — 0.7%
AT&T, Inc.
Senior Notes
3.80% due 02/15/2027	60,000	62,440
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	16,077
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	62,000	66,360
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	65,000	70,010
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	15,000	15,702
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	21,452
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	31,000	33,576
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	55,431
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	40,000	45,063
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	13,000	14,742
		400,853

12

Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	50,000	50,528
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	10,000	10,424
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	20,000	17,771
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	16,051
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	95,000	106,746
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	25,000	28,535
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	25,000	24,948
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	40,000	37,904
		292,907
Transport-Rail — 0.2%
CSX Corp. Senior Notes 3.25% due 06/01/2027	35,000	36,137
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	55,000	60,932
		97,069
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP Senior Notes 3.45% due 07/01/2024*	40,000	41,219
Total U.S. Corporate Bonds & Notes (cost $8,314,872)		8,745,806

FOREIGN CORPORATE BONDS & NOTES — 2.5%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	15,000	16,220
Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 2.80% due 04/29/2022	75,000	76,182
Broadcast Services/Program — 0.1%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	45,000	47,864
Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	20,000	22,043
Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	70,000	75,669
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	35,665
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,407
		50,072
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	60,000	64,182
Electric-Generation — 0.4%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	207,000
Electric-Integrated — 0.0%
Fortis, Inc.
Senior Notes
2.10% due 10/04/2021	15,000	14,872
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	31,275
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	49,939
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	55,000	47,575
		97,514
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	20,000	20,420
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	10,000	9,328
		29,748
Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	35,000	39,758

13

Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000		12,002
			51,760
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	55,000		57,102
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	0		0
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021	30,000		30,729
			87,831
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029	10,000		9,675
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	24,000		21,372
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	1,657,987	23,809
			54,856
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028	20,000		21,332
Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*	30,000		31,948
Pipelines — 0.1%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	15,000		15,598
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	30,000		33,303
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	20,000		21,926
			70,827
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	100,000		107,172
Telephone-Integrated — 0.4%
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	150,000		173,753
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	30,000		39,276
			213,029
Transport-Equipment & Leasing — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	30,000		30,876
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000		21,944
Total Foreign Corporate Bonds & Notes (cost $1,439,582)			1,424,216

MUNICIPAL BONDS & NOTES — 0.5%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000		16,041
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	30,000		32,544
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	20,000		22,180
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	75,000		89,149
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	34,000		40,849
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	61,091		63,941
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000		10,448
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000		10,378
State of Illinois 5.95% due 04/01/2022	20,000		21,502
Total Municipal Bonds & Notes (cost $290,135)			307,032

U.S. GOVERNMENT AGENCIES — 26.8%
Federal Home Loan Mtg. Corp. — 3.2%
2.50% due 01/01/2028	9,571		9,662
2.50% due 04/01/2028	23,116		23,336
3.00% due 08/01/2027	34,141		34,944
3.00% due July TBA	400,000		403,648
3.50% due 03/01/2042	9,126		9,481
3.50% due 08/01/2042	55,253		57,387
3.50% due 09/01/2043	38,111		39,712
3.50% due 10/01/2048	744,144		762,900
4.00% due 03/01/2023	449		466

14

4.00% due 09/01/2040	3,389	3,545
4.00% due 10/01/2043	54,054	56,949
4.50% due 01/01/2039	1,483	1,591
5.00% due 12/01/2020	1,307	1,338
5.00% due 05/01/2021	11,975	12,298
5.00% due 07/01/2021	3,713	3,801
5.00% due 05/01/2034	24,800	27,133
5.50% due 05/01/2037	5,083	5,638
5.50% due 06/01/2037	2,755	3,058
6.50% due 05/01/2029	1,283	1,439
6.50% due 07/01/2035	1,529	1,763
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037	2,092	2,159
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.16% due 10/25/2047*(6)(7)	80,000	79,863
Series 2010-K8, Class B 5.44% due 09/25/2043*(6)(7)	90,000	92,125
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(7)	79,000	83,652
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(6)(7)(8)	199,959	10,721
Series K064, Class X1 0.74% due 03/25/2027(6)(7)(8)	372,037	15,291
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 4.05% (1 ML+1.65%) due 04/25/2043*(4)	23,867	23,965
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(4)	5,351	5,331
Series 3883, Class PB 3.00% due 05/15/2041(4)	21,088	21,810
Series 1577, Class PK 6.50% due 09/15/2023(4)	1,866	1,962
Series 1226, Class Z 7.75% due 03/15/2022(4)	242	255
		1,797,223
Federal National Mtg. Assoc. — 18.2%
2.50% due 04/01/2028	37,709	38,046
2.50% due 02/01/2043	62,998	62,806
2.50% due 03/01/2043	120,492	120,125
2.66% due 03/01/2027	410,000	417,716
3.00% due 10/01/2027	14,257	14,591
3.00% due 12/01/2027	9,912	10,133
3.00% due 01/01/2028	22,676	23,209
3.00% due July TBA	3,125,000	3,151,672
3.50% due 03/01/2048	567,504	583,857
3.50% due July TBA	475,000	485,632
4.00% due 11/01/2025	4,131	4,331
4.00% due 09/01/2040	3,519	3,711
4.00% due 12/01/2040	69,232	73,015
4.00% due 11/01/2041	6,476	6,830
4.00% due 01/01/2042	16,602	17,509
4.00% due 12/01/2043	19,640	20,915
4.00% due 02/01/2049	994,948	1,035,765
4.00% due July TBA	1,365,000	1,410,776
4.50% due 01/01/2039	4,510	4,838
4.50% due 09/01/2039	11,972	12,853
4.50% due 09/01/2040	24,674	26,501
4.50% due 05/01/2041	9,170	9,849
4.50% due July TBA	975,000	1,018,827
5.00% due 05/01/2035	247	270
5.00% due 07/01/2040	17,485	19,001
5.00% due July TBA	300,000	317,115
5.50% due 10/01/2021	2,903	2,955
5.50% due 06/01/2022	1,438	1,471
5.50% due 12/01/2029	3,277	3,494
5.50% due 05/01/2034	9,808	10,453
5.50% due 08/01/2037	18,084	20,060
5.50% due 06/01/2038	4,430	4,884
6.00% due 06/01/2026	9,243	10,117
6.00% due 04/01/2027	48,184	52,744
6.00% due 12/01/2033	16,460	18,661
6.00% due 05/01/2034	10,024	11,355
6.50% due 06/01/2035	35,385	39,771
6.50% due 10/01/2037	1,632	1,860
7.00% due 06/01/2037	9,663	11,398
Federal National Mtg. Assoc. FRS
4.45% (12 ML+1.57%) due 05/01/2037	3,225	3,371
4.57% (12 ML+1.82%) due 10/01/2040	3,510	3,690
Federal National Mtg. Assoc. STRIP Series 415, Class A3 3.00% due 11/25/2042(4)	55,800	56,636
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 5.95% (1 ML+3.55%) due 07/25/2029(4)	35,000	37,046
Series 2016-C07, Class 2M2 6.75% (1 ML+4.35%) due 05/25/2029(4)	69,920	74,626

15

Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	6,808		6,824
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	17,974		17,912
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	36,494		36,600
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	39,367		39,862
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	33,809		34,269
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	49,444		50,344
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	13,534		13,811
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	29,910		30,530
Series 2017-72, Class B 3.00% due 09/25/2047(4)	47,898		48,813
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	47,709		48,622
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	52,587		54,001
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	21,166		22,201
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	53,396		55,347
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	52,873		54,682
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	57,007		59,038
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	42,922		45,607
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	48,386		50,510
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	49,048		51,440
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	43,878		45,842
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	43,489		45,386
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	68,579		70,784
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	24,169		25,245
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	52,312		54,684
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	46,410		48,442
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	45,753		47,787
			10,313,068
Government National Mtg. Assoc. — 5.4%
3.00% due July TBA	275,000		281,026
3.50% due July TBA	1,500,000		1,549,184
4.00% due 09/15/2040	13,415		14,252
4.00% due 11/15/2040	54,054		57,422
4.00% due July TBA	900,000		932,977
4.50% due 02/15/2039	6,051		6,525
4.50% due 08/15/2041	106,081		114,290
5.50% due 05/15/2036	4,978		5,301
6.00% due 09/15/2032	7,605		8,665
6.00% due 12/15/2033	28,189		32,152
7.00% due 07/15/2033	6,630		7,583
7.00% due 11/15/2033	7,663		8,859
8.00% due 11/15/2031	2,442		2,447
9.00% due 11/15/2021	57		58
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(4)	69		75
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	5,306		5,959
Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(4)	53,557		52,888
			3,079,663
Total U.S. Government Agencies (cost $15,002,530)			15,189,954

U.S. GOVERNMENT TREASURIES — 15.7%
United States Treasury Bonds — 9.1%
2.50% due 02/15/2045(10)	213,000		212,193
3.00% due 11/15/2045	170,000		186,044
3.00% due 02/15/2047	108,000		118,441
3.00% due 02/15/2048	120,000		131,461
3.00% due 08/15/2048	185,000		202,893
3.13% due 02/15/2043	100,000		111,508
3.13% due 05/15/2048	200,000		224,422
3.38% due 05/15/2044	1,960,000		2,277,581
3.63% due 02/15/2044	450,000		543,762
8.13% due 08/15/2021	975,000		1,102,740
			5,111,045
United States Treasury Notes — 6.6%
0.38% due 07/15/2027 TIPS(11)(12)	1,180,285		1,191,166
0.63% due 01/15/2026 TIPS(12)	290,331		297,302
0.88% due 01/15/2029 TIPS(12)	197,317		207,688
2.25% due 12/31/2023	695,000		709,986
2.25% due 08/15/2027	195,000		199,730
3.13% due 11/15/2028	1,045,000		1,146,194
			3,752,066
Total U.S. Government Treasuries (cost $8,571,963)			8,863,111

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Central Bank — 0.2%
Banque Centrale de Tunisie International Bond Senior Notes 6.75% due 10/31/2023*	EUR	100,000	116,470

16

Sovereign — 0.6%
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	22,000	30,205
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	20,000	27,459
Government of Romania Senior Notes 6.13% due 01/22/2044	32,000		40,573
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	16,000		17,079
State of Qatar Senior Notes 4.00% due 03/14/2029*	200,000		215,500
			330,816
Total Foreign Government Obligations (cost $419,939)			447,286
Total Long-Term Investment Securities (cost $61,666,090)			64,351,983

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Foreign Government Obligations — 0.1%
Government of Egypt Bills 17.26% due 11/19/2019	EGP	125,000	7,013
Government of Egypt Bills 19.43% due 10/15/2019	EGP	850,000	48,459
			55,472
Registered Investment Companies — 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class 2.17%(14)	463,931		463,931
Total Short-Term Investment Securities (cost $515,990)			519,403

REPURCHASE AGREEMENTS — 2.2%
Bank of America Securities LLC Joint Repurchase Agreement(15)	255,000		255,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	210,000		210,000
BNP Paribas SA Joint Repurchase Agreement(15)	255,000		255,000
Deutsche Bank AG Joint Repurchase Agreement(15)	235,000		235,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	295,000		295,000
Total Repurchase Agreements (cost $1,250,000)			1,250,000
TOTAL INVESTMENTS (cost $63,432,080)	116.8%		66,121,386
Liabilities in excess of other assets	(16.8)		(9,529,625)
NET ASSETS	100.0%		$56,591,761

†                                         Non-income producing security

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $10,993,763 representing 19.4% of net assets.

(1)                                 Securities classified as Level 3 (see Note 1).

(2)                                 Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	10	$0	$6,000	$600.00	0.01%

(3)                                 Perpetual maturity - maturity date reflects the next call date.

(4)                                 Collateralized Mortgage Obligation

(5)                                 Collateralized Loan Obligation

(6)                                 Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)                                 Commercial Mortgage Backed Security

(8)                                 Interest Only

(9)                                 “Step-up” security where the rate increases (“steps-up”) at a predetermined rate.  The rate reflected is as of June 30, 2019.

(10)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)                          The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.

(12)                          Principal amount of security is adjusted for inflation.

(13)                          Denominated in United States dollars unless otherwise indicated.

(14)                          The rate shown is the 7-day yield as of June 30, 2019.

(15)                          See Note 2 for details of Joint Repurchase Agreements.

17

ARS	—	Argentine Peso
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EGP	—	Egyptian Pound
EUR	—	Euro Dollar
REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	—	Treasury Inflation Protected Securities
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML-1 Month USD LIBOR

3 ML-3 Month USD LIBOR

6 ML-6 Month USD LIBOR

12 ML-12 Month USD LIBOR

1 Yr USTYCR-1 Year US Treasury Yield Curve Rate

Futures Contracts
Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
38	Long	U.S. Treasury 2 Year Notes	September 2019	$8,152,081	$8,176,828	$24,747

						Unrealized
						(Depreciation)
11	Short	U.S. Treasury 10 Year Ultra Bonds	September 2019	$1,478,984	$1,519,375	$(40,391)
25	Short	U.S. Treasury 5 Year Notes	September 2019	2,931,852	2,953,906	(22,054)
						$(62,445)
						$(37,698)

*            Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

18

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	12,000	USD	13,729	09/18/2019	$1	$—

BNP Paribas SA	EUR	134,000	USD	152,935	09/18/2019	—	(368)

Goldman Sachs International	EUR	190,000	USD	217,102	07/31/2019	534	—

Net Unrealized Appreciation(Depreciation)						$535	$(368)

EUR — Euro Currency

USD — United States Dollar

19

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	240	11/14/2026	1 Year USD Federal Funds - H.15-OIS-COMPOUND/Annually	1.63%/Annually	$—	$872
USD	395	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(8,417)	(38,458)
USD	325	02/05/2049	USD-LIBOR-BBA/Quarterly	2.84%/Semi-annually	(10,347)	(35,801)
					$(18,764)	$(73,387)

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

OIS - Overnight Index Swap

USD - United States Dollar

20

The following is a summary of the inputs used to value the Portfolio’s net assets as June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—		$6,000	$6,000
Other Industries	16,955,313	632,152	**	—	17,587,465
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—		2	2
Other Industries	—	882,628		—	882,628
Asset Backed Securities	—	10,898,483		—	10,898,483
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	317		5	322
Other Industries	—	8,745,484		—	8,745,484
Foreign Corporate Bonds & Notes	—	1,424,216		—	1,424,216
Municipal Bond & Notes	—	307,032		—	307,032
U.S. Government Agencies	—	15,189,954		—	15,189,954
U.S. Government Treasuries	—	8,863,111		—	8,863,111
Foreign Government Obligations	—	447,286		—	447,286
Short-Term Investment Securities:
Foreign Government Obligations	—	55,472		—	55,472
Registered Investment Companies	463,931	—		—	463,931
Repurchase Agreements	—	1,250,000			1,250,000
Total Investments at Value	$17,419,244	$48,696,135		$6,007	$66,121,386

Other Financial Instruments:†
Futures Contracts	$24,747	$—		$—	$24,747
Forward Foreign Currency Contracts	—	535		—	535
Centrally Cleared Interest Rate Swap Contracts	—	872		—	872
Total Other Financial Instruments	$24,747	$1,407		$—	$26,154

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$62,445	$—		$—	$62,445
Forward Foreign Currency Contracts	—	368		—	368
Centrally Cleared Interest Rate Swap Contracts	—	74,259		—	74,259
Total Other Financial Instruments	$62,445	$74,627		$—	$137,072

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

**                                  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

†                                         Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

21

SEASONS SERIES TRUST SA MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount(13)		Value (Note 1)
COMMON STOCKS — 16.0%
Aerospace/Defense-Equipment — 0.2%
HEICO Corp., Class A	1,069		$110,503
Applications Software — 1.3%
Intuit, Inc.	408		106,623
salesforce.com, Inc.†	1,187		180,103
ServiceNow, Inc.†	1,173		322,071
			608,797
Building-Maintenance & Services — 0.7%
Rollins, Inc.	5,208		186,811
ServiceMaster Global Holdings, Inc.†	2,359		122,880
			309,691
Chemicals-Specialty — 0.9%
Ecolab, Inc.	1,953		385,600
Commercial Services-Finance — 0.2%
S&P Global, Inc.	497		113,212
Computer Aided Design — 0.2%
Autodesk, Inc.†	675		109,957
Consulting Services — 0.7%
Gartner, Inc.†	1,172		188,622
Verisk Analytics, Inc.	796		116,582
			305,204
Containers-Metal/Glass — 0.2%
Ball Corp.	1,623		113,594
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	1,056		193,364
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,439		183,731
Decision Support Software — 0.3%
MSCI, Inc.	481		114,858
Diagnostic Equipment — 0.3%
Danaher Corp.	828		118,338
Distribution/Wholesale — 0.4%
Copart, Inc.†	2,524		188,644
E-Commerce/Products — 1.2%
Amazon.com, Inc.†	285		539,685
E-Commerce/Services — 0.4%
MercadoLibre, Inc.†	281		171,907
Electronic Forms — 0.6%
Adobe, Inc.†	911		268,426
Electronic Measurement Instruments — 0.2%
Fortive Corp.	1,385		112,905
Enterprise Software/Service — 1.3%
Constellation Software, Inc.	293		276,152
Workday, Inc., Class A†	1,549		318,444
			594,596
Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	567		109,431
Twitter, Inc.†	9,342		326,036
			435,467
Internet Content-Information/News — 0.6%
Spotify Technology SA†	1,758		257,055
Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	704		369,283
Medical-Drugs — 0.5%
Zoetis, Inc.	1,805		204,849
Multimedia — 0.8%
Walt Disney Co.	2,661		371,582
Non-Hazardous Waste Disposal — 0.3%
Waste Connections, Inc.	1,207		115,365
Retail-Restaurants — 0.3%
Starbucks Corp.	1,419		118,955
Television — 0.0%
ION Media Networks, Inc.†(1)(2)	4		2,400
Textile-Apparel — 0.6%
LVMH Moet Hennessy Louis Vuitton SE	610		259,672
Transport-Rail — 0.4%
Union Pacific Corp.	1,021		172,661
Veterinary Diagnostics — 0.4%
Elanco Animal Health, Inc.†	5,661		191,342
Web Portals/ISP — 0.4%
Alphabet, Inc., Class C†	154		166,460
Total Common Stocks
(cost $6,587,224)			7,208,103
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks-Commercial — 0.5%
Banco de Sabadell SA 6.13% due 11/23/2022(3)	EUR	200,000	222,019
Diversified Banking Institutions — 1.1%
Credit Agricole SA 8.13% due 12/23/2025(3)	200,000		231,297
Credit Suisse Group AG 6.25% due 12/18/2024(3)	275,000		286,343
			517,640
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% †(1)	8,000		1
Total Preferred Securities/Capital Securities (cost $704,654)			739,660
ASSET BACKED SECURITIES — 23.6%
Diversified Financial Services — 23.6%
Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 2.57% (1 ML+0.17%) due 01/25/2037(4)	27,260		26,552
Anchorage Capital CLO, Ltd. FRS Series 2016-8A, Class AR 3.58% (3 ML+1.00%) due 07/28/2028*(5)	250,000		249,215
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(4)(6)	47,214		47,824
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 3.98% (1 ML+1.58%) due 10/25/2034	2,991		3,024

1

Atrium XII FRS Series 12A, Class AR 3.42% (3 ML+0.83%) due 04/22/2027*(5)	250,000	249,468
Avery Point III CLO, Ltd. FRS Series 2013-3A, Class AR 3.72% (3 ML+1.12%) due 01/18/2025*(5)	83,779	83,884
BANK VRS Series 2017-BNK8, Class XA 0.88% due 11/15/2050(6)(7)(8)	993,945	51,705
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(6)	101,544	103,661
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(6)	69,038	70,353
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL4, Class A 3.50% due 01/28/2055*(6)	62,918	64,032
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(6)	64,011	65,160
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL3, Class A 4.00% due 11/28/2053*(6)	64,226	66,202
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(6)	80,896	83,405
BBCMS Mtg. Trust FRS Series 2017-DELC, Class A 3.24% (1 ML+0.85%) due 08/15/2036*(7)	153,000	152,761
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 4.29% due 02/25/2036(4)(6)	99,228	94,054
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.60% (1 ML + 1.20%) due 10/25/2027*(4)	150,000	150,000
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 3.70% (1 ML+ 1.30%) due 03/25/2029*(4)	135,088	135,088
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(6)(7)(8)	212,154	7,672
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(6)(7)(8)	369,737	13,471
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(6)(7)(8)	999,106	51,731
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	10,000	10,095
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 4.94% (1 ML + 2.55%) due 12/15/2037*(7)	100,000	100,937
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.36% (3 ML+0.78%) due 04/27/2027*(5)	250,000	249,325
CIG Auto Receivables Trust Series 2017-1A, Class A 2.71% due 05/15/2023*	8,272	8,266
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(4)(6)	95,895	96,548
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(7)	75,000	80,192
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 4.98% (1 Yr USTYCR+2.40%) due 03/25/2036(4)	48,305	48,236
CLUB Credit Trust Series 2017-P2, Class A 2.61% due 01/15/2024*	19,550	19,510
Colombia Cent, Ltd. FRS Series 2018-27A, Class A1 3.73% (3 ML+1.15%) due 10/25/2028*(5)	250,000	250,148
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(4)(6)	93,835	95,324
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(7)	75,000	80,325
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(7)	155,000	161,392
Commercial Mtg. Trust Series 2014-CR21, Class A3 3.53% due 12/10/2047(7)	154,391	161,653
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(7)	149,000	158,651
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(4)	38,945	33,649
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.93% due 06/15/2057(6)(7)(8)	1,180,201	42,059
CSAIL Commercial Mtg. Trust Series 2016-C6, Class ASB 2.96% due 01/15/2049(7)	90,000	91,943
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(4)(6)	45,428	45,501

2

Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(4)(6)	32,976	32,954
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	59,400	61,171
First Horizon Alternative Mtg. Securities Trust VRS Series 2005-AA3, Class 3A1 4.34% due 05/25/2035(4)(6)	72,384	73,507
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(7)	160,000	163,234
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(7)	40,000	45,996
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(7)	100,000	103,108
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(7)	140,000	149,302
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 4.15% due 03/25/2047(4)(6)	19,745	17,645
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 4.64% due 04/25/2036(4)(6)	7,052	6,213
Home Re, Ltd. FRS Series 2018-1, Class M1 4.03% (1 ML + 1.60%) due 10/25/2028*(4)	60,000	59,899
Impac CMB Trust FRS Series 2005-4, Class 1A1A 2.94% (1 ML+0.54%) due 05/25/2035(4)	55,826	55,566
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(7)	64,000	67,852
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(9)	130,720	131,921
Lendmark Funding Trust Series 2017-1A, Class A 2.83% due 12/22/2025*	97,061	96,796
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 4.14% (1 ML+1.70%) due 03/01/2024*(4)	82,058	83,374
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.94% (1 ML + 1.50%) due 05/01/2024*(4)	98,574	99,327
Marlette Funding Trust Series 2017-3A, Class A 2.36% due 12/15/2024*	6,754	6,752
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.45% due 02/25/2035(4)(6)	11,701	11,841
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 4.60% due 12/25/2034(4)(6)	21,890	22,662
MFRA Trust Series 2017-NPL1, Class A1 3.35% due 11/25/2047*(9)	78,913	78,572
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.23% due 12/15/2047(6)(7)(8)	341,205	11,138
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A4 4.04% due 11/15/2046(7)	85,000	90,857
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(7)	25,000	26,731
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.60% due 06/15/2050(6)(7)(8)	128,086	9,997
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(7)	105,000	107,609
Morgan Stanley Mtg. Loan Trust
Series 2007-12, Class 3A22
6.00% due 08/25/2037(4)	31,467	24,294
MortgageIT Trust FRS Series 2005-4, Class A1 2.99% (1 ML+0.28%) due 10/25/2035(4)	100,887	100,491
New Residential Advance Receivables Trust Series T1, Class AT1 3.21% due 02/15/2051*	100,000	101,105
New Residential Mtg. Loan Trust VRS Series 2018-1A, Class A 4.00% due 12/25/2057*(6)	76,974	79,808
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.15% (1 ML + 0.75%) due 01/25/2048*(4)	109,514	109,438
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(4)(6)	73,754	76,169
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(4)(6)	67,398	69,585

3

New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.90% (1 ML+1.50%) due 06/25/2057*(4)	86,562	88,017
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(4)(6)	125,814	130,914
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(4)(6)	126,973	132,590
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(4)(6)	99,362	103,392
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(4)(6)	78,600	82,132
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(6)	105,793	109,810
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(4)(6)	11,637	11,567
NRZ Advance Receivables Trust Series 2016-T4, Class AT4 3.11% due 12/15/2050*	110,000	110,897
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	71,976	72,329
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	70,904	71,396
OCP CLO, Ltd. FRS Series 2015-9A, Class A1R 3.40% (3 ML+0.80%) due 07/15/2027*(5)	250,000	249,424
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.44% (3 ML+0.85%) due 04/17/2027*(5)	215,000	214,731
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	138,000	137,730
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 2.50% (1 ML+0.10%) due 02/25/2037	42,928	25,595
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.63% (3 ML+1.05%) due 04/30/2027*(5)	250,000	249,567
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 4.43% (1 ML+2.00%) due 03/27/2024*(4)	98,312	98,399
Radnor RE, Ltd. FRS Series 2019-2, Class M1A 3.64% (1 ML+1.2%) due 06/25/2029*(4)	150,000	150,000
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(4)	1,383	1,339
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 2.53% (1 ML+0.13%) due 05/25/2037	104,822	80,924
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	23,443	23,454
SoFi Consumer Loan Program LLC Series 2017-4, Class A 2.50% due 05/26/2026*	35,598	35,624
SoFi Consumer Loan Program LLC Series 2016-2A, Class A 3.09% due 10/27/2025*	15,989	16,049
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.65% (1 ML+0.25%) due 11/25/2036	195,000	182,445
Springleaf Funding Trust
Series 2017-AA, Class A
2.68% due 07/15/2030*	145,000	145,309
Springleaf Funding Trust
Series 2016-AA, Class A
2.90% due 11/15/2029*	53,128	53,181
TICP CLO III-2 Ltd FRS Series 2018-3R, Class A 3.43% (3 ML+0.84%) due 04/20/2028*(5)	250,000	248,353
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(4)(6)	55,063	54,743
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(4)(6)	49,931	50,218
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(6)	129,279	129,792
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(6)	59,948	60,050
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(6)	92,450	92,876
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(6)	66,421	66,614
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(6)	126,965	127,940

4

Towd Point Mtg. Trust FRS Series 2017-5, Class A1 3.00% (1 ML+0.60%) due 02/25/2057*	77,499	77,275
Treman Park CLO, Ltd. FRS Series 2015-1A, Class ARR 3.66% (3 ML+1.07%) due 10/20/2028*(5)	250,000	250,222
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(9)	77,956	78,200
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(9)	66,002	66,595
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*(9)	62,324	62,803
VOLT LXXIII LLC Series 2018-NPL9, Class A1A 4.46% due 10/25/2048*(9)	109,789	110,815
VOLT LXXIV LLC Series 2018-NP10, Class A1A 4.58% due 11/25/2048*(9)	117,582	119,344
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.29% due 09/15/2057(6)(7)(8)	967,938	40,213
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(7)	80,000	84,909
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(6)(7)	10,000	9,736
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR14, Class 2A1 4.75% due 10/25/2036(4)(6)	26,114	26,090
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-X, Class 1A3 4.83% due 11/25/2034(4)(6)	1,019	1,051
Wells Fargo Mtg. Backed Securities Trust VRS Series 2004-BB, Class A2 4.95% due 01/25/2035(4)(6)	58,440	59,804
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR2, Class 2A2 5.15% due 03/25/2035(4)(6)	40,711	42,068
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	49,250	49,461
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	85,000	85,799
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.97% due 02/15/2044*(6)(7)(8)	490,260	4,978
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(7)	145,000	155,087
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(7)	130,000	138,953
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(7)	60,000	64,365
Total Asset Backed Securities (cost $10,436,634)		10,613,099
U.S. CORPORATE BONDS & NOTES — 19.2%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	25,000	27,815
Aerospace/Defense-Equipment — 0.4%
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	5,000	5,066
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	110,000	115,202
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	30,000	32,352
United Technologies Corp.
Senior Notes
4.63% due 11/16/2048	5,000	5,831
		158,451
Airlines — 0.1%
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	15,000	15,256
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	25,000	25,665
		40,921
Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	20,000	21,617
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	20,000	22,255
		43,872
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	15,000	15,125
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	10,000	9,302

5

General Motors Co. Senior Notes 5.20% due 04/01/2045	5,000	4,775
General Motors Co. Senior Notes 5.40% due 04/01/2048	5,000	4,887
General Motors Co. Senior Notes 5.95% due 04/01/2049	5,000	5,239
General Motors Co. Senior Notes 6.75% due 04/01/2046	45,000	50,788
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	40,000	40,866
		130,982
Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	40,000	40,970
Banks-Super Regional — 0.7%
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	30,000	30,328
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	25,000	25,259
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	130,000	132,024
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	65,000	67,865
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	40,000	42,054
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	5,000	5,807
		303,337
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	30,000	30,102
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	25,000	27,229
Constellation Brands, Inc. Company Guar. Notes 4.75% due 12/01/2025	39,000	43,076
		100,407
Brewery — 0.6%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	15,000	16,455
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	10,000	11,134
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.75% due 07/15/2042	45,000	42,888
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	25,000	27,081
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	10,000	10,703
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	15,000	15,863
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	140,000	166,609
		290,733
Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	16,000	16,606
Discovery Communications LLC
Company Guar. Notes
3.95% due 06/15/2025	19,000	19,690
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	15,000	16,429
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	20,000	20,891
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	5,000	5,381
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	35,000	41,101
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	10,000	9,975
		130,073
Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	27,000	28,654
Building-Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.88% due 11/15/2025	26,000	27,138

6

Cable/Satellite TV — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	65,000	70,567
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	10,000	11,060
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	30,000	35,349
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	10,000	9,713
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	20,000	21,578
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	5,000	5,272
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	50,000	55,801
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	16,827
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	15,000	17,176
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	10,000	12,206
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	63,000	63,870
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	5,000	5,066
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	26,219
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	50,000	46,720
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	45,000	48,677
		446,101
Chemicals-Diversified — 0.3%
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	70,000	74,930
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	40,000	45,295
		120,225
Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	40,000	41,167
Commercial Services-Finance — 0.3%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	110,000	114,356
Computer Services — 0.5%
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	100,000	103,661
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	100,000	104,658
		208,319
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	15,000	14,947
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	5,000	5,540
		20,487
Containers-Paper/Plastic — 0.1%
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	45,000	48,948
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	27,259
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	30,000	30,620
		57,879
Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	10,000	10,057
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	10,000	10,254
		20,311
Diversified Banking Institutions — 3.6%
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	15,000	15,222
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	115,000	118,667

7

Bank of America Corp. Senior Notes 3.42% due 12/20/2028	45,000	46,305
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	75,000	78,803
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	35,000	37,517
Bank of America Corp. Sub. Notes 4.75% due 04/21/2045	100,000	114,728
Bank of America Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,882
Citigroup, Inc. Senior Notes 2.70% due 10/27/2022	25,000	25,211
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	50,000	50,992
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	30,000	30,989
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	20,000	20,627
Citigroup, Inc. FRS Senior Notes 3.63% (3 ML+1.10%) due 05/17/2024	80,000	80,756
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	70,000	74,765
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	20,000	21,485
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	25,000	26,935
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	7,000	8,063
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	35,000	35,290
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	35,000	35,339
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	60,000	62,074
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	75,000	77,462
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	15,000	16,088
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	25,000	28,614
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	30,000	40,225
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	50,000	51,415
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,410
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	50,000	51,982
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	45,000	47,447
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	40,000	41,950
JPMorgan Chase & Co. FRS
Senior Notes
3.81% (3 ML+1.23%)
due 10/24/2023	30,000	30,453
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	50,000	53,936
Morgan Stanley Senior Notes 2.50% due 04/21/2021	25,000	25,047
Morgan Stanley Senior Notes 2.63% due 11/17/2021	40,000	40,242
Morgan Stanley Senior Notes 3.13% due 07/27/2026	16,000	16,304
Morgan Stanley Senior Notes 3.59% due 07/22/2028	70,000	72,888
Morgan Stanley Senior Notes 3.63% due 01/20/2027	15,000	15,743
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	40,000	41,839
Morgan Stanley Senior Notes 4.00% due 07/23/2025	50,000	53,555
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	2,000	2,145
Morgan Stanley Senior Notes 4.43% due 01/23/2030	5,000	5,531
		1,616,926

8

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	25,000	25,169
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	15,000	15,493
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	40,000	44,105
		59,598
Electric-Distribution — 0.1%
Sempra Energy Senior Notes 2.40% due 02/01/2020	30,000	29,991
Electric-Integrated — 1.1%
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	20,000	20,661
Dominion Energy South Carolina, Inc. 1st Mtg. Notes 4.25% due 08/15/2028	15,000	16,697
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	20,000	19,951
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	45,000	43,935
Duke Energy Progress LLC 1st Mtg. Bonds 3.60% due 09/15/2047	15,000	14,970
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	15,000	15,239
Exelon Corp. Senior Notes 2.85% due 06/15/2020	50,000	50,158
Exelon Corp. Senior Notes 3.95% due 06/15/2025	45,000	47,766
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	90,000	89,492
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	30,000	31,055
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	50,000	51,405
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	35,000	35,451
Southern Co. Senior Notes 2.95% due 07/01/2023	10,000	10,150
Southern Co. Senior Notes 3.25% due 07/01/2026	30,000	30,468
		477,398
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	10,000	12,362
Electronic Components-Semiconductors — 1.0%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	20,000	19,546
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	80,000	80,758
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	105,000	102,890
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	60,000	61,607
Intel Corp. Senior Notes 4.10% due 05/19/2046	20,000	21,878
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	45,000	46,924
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	100,000	105,096
		438,699
Electronic Measurement Instruments — 0.1%
Fortive Corp. Senior Notes 2.35% due 06/15/2021	30,000	29,941
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	55,000	56,881
Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.00% due 11/15/2047	15,000	16,120
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 7.25% due 09/25/2023	25,000	26,688
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.40% due 02/27/2023	50,000	51,761
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	40,000	42,038
		93,799

9

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	167
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	11,000	1
		169
Finance-Other Services — 0.4%
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	160,000	165,090
Food-Misc./Diversified — 0.2%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	15,000	15,912
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	5,000	5,443
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	65,000	63,251
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	5,000	4,751
		89,357
Gas-Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	26,000	27,690
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	15,000	15,596
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	25,000	26,530
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	15,000	16,550
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	10,000	11,471
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	20,000	20,658
		90,805
Insurance-Life/Health — 0.0%
Unum Group Senior Notes 4.00% due 06/15/2029	10,000	10,265
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	7,000	11,483
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	45,000	48,467
Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	80,000	82,395
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	17,000	17,751
		100,146
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	30,000	30,228
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	2,000	2,052
Gilead Sciences, Inc.
Senior Notes
3.25% due 09/01/2022	25,000	25,695
		57,975
Medical-Drugs — 0.2%
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	25,000	26,173
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	60,000	63,776
		89,949
Medical-Generic Drugs — 0.1%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	20,000	19,947
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	15,000	14,710
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048	15,000	13,851
		48,508
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	15,000	15,090

10

Anthem, Inc. Senior Notes 4.63% due 05/15/2042	25,000	27,214
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	10,000	11,496
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	10,000	10,650
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	50,000	53,403
		117,853
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	40,000	41,119
Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.88% due 03/12/2029*	60,000	63,224
Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	45,000	47,606
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	15,000	14,673
		62,279
Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 4.88% due 11/01/2024*	26,000	26,618
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	25,000	26,006
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	10,000	10,541
		36,547
Oil Companies-Exploration & Production — 0.5%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	45,000	47,844
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	10,000	10,282
Hess Corp. Senior Notes 6.00% due 01/15/2040	5,000	5,477
Hess Corp. Senior Notes 7.13% due 03/15/2033	43,000	52,704
Hess Corp. Senior Notes 7.30% due 08/15/2031	20,000	24,552
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	30,000	35,159
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	10,000	10,368
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	30,000	31,911
SM Energy Co. Senior Notes 6.13% due 11/15/2022	25,000	24,812
		243,109
Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028	5,000	5,082
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	5,000	5,235
		10,317
Pharmacy Services — 0.6%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	130,000	140,252
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	28,000	29,237
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	50,000	52,735
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	25,000	26,628
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	35,000	37,325
		286,177
Pipelines — 1.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	35,000	36,971
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	20,000	21,282
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	55,000	61,454
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	10,000	11,848
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	15,000	15,726

11

Energy Transfer Partners LP Company Guar. Notes 5.15% due 03/15/2045	10,000	10,169
Enterprise Products Operating LLC Company Guar. Notes 3.13% due 07/31/2029	25,000	25,054
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	12,000	11,608
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	30,000	31,579
MPLX LP Senior Notes 4.13% due 03/01/2027	20,000	20,935
MPLX LP Senior Notes 4.70% due 04/15/2048	15,000	15,361
MPLX LP Senior Notes 5.20% due 03/01/2047	5,000	5,374
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	10,000	10,527
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	15,000	15,454
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	45,000	44,941
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	10,000	10,162
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	10,000	10,437
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	45,000	47,723
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	45,000	44,929
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	20,000	20,230
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	5,000	4,745
		476,509
Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 3.80% due 08/15/2029	25,000	25,770
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	25,000	26,944
HCP, Inc. Senior Notes 3.25% due 07/15/2026	15,000	15,117
SBA Tower Trust Mtg. Notes Series 2014-1C 2.90% due 10/15/2044*	100,000	99,999
SBA Tower Trust Mtg. Notes 3.17% due 04/09/2047*	85,000	85,642
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	70,000	71,974
		325,446
Retail-Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	60,000	62,349
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	5,000	4,708
		67,057
Retail-Discount — 0.1%
Walmart, Inc.
Senior Notes
3.40% due 06/26/2023	55,000	57,807
Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.35% due 04/01/2023	35,000	36,327
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	60,000	62,440
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	15,000	16,077
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	31,000	33,180
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	70,000	75,396
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	5,000	5,234
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	20,000	21,452
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	66,517

12

Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	15,000	16,899
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	14,000	15,876
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	15,000	17,942
		331,013
Tobacco — 0.6%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	50,000	50,528
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	10,000	10,424
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	15,000	13,328
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	15,000	16,051
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	95,000	106,746
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	25,000	28,535
BAT Capital Corp. Company Guar. Notes 2.30% due 08/14/2020	25,000	24,948
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	40,000	37,904
		288,464
Transport-Rail — 0.2%
CSX Corp. Senior Notes 3.25% due 06/01/2027	35,000	36,137
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	55,000	60,932
		97,069
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP Senior Notes 3.45% due 07/01/2024*	40,000	41,219
Total U.S. Corporate Bonds & Notes (cost $8,207,601)		8,632,776
FOREIGN CORPORATE BONDS & NOTES — 3.3%
Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	15,000	16,220
Banks-Commercial — 0.2%
Royal Bank of Canada Senior Notes 2.80% due 04/29/2022	75,000	76,182
Broadcast Services/Program — 0.1%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	50,000	53,183
Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	20,000	22,043
Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	65,000	70,264
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	35,000	35,665
Methanex Corp. Senior Notes 5.65% due 12/01/2044	15,000	14,407
		50,072
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	55,000	58,833
Electric-Generation — 0.5%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	200,000	207,000
Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	15,000	14,872
Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	30,000	31,275
Medical-Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	50,000	49,939
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	55,000	47,575
		97,514
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	20,000	20,420
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	10,000	9,328
		29,748

13

Metal-Iron — 0.1%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	35,000	39,758
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	10,000	12,002
		51,760
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	55,000	57,102
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021	30,000	30,729
		87,831
Oil Companies-Integrated — 0.1%
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029	10,000	9,675
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	24,000	21,372
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS 1,676,987	24,081
		55,128
Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028	20,000	21,333
Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*	30,000	31,948
Pipelines — 0.2%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	15,000	15,598
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	30,000	33,303
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	20,000	21,926
		70,827
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	100,000	107,172
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	45,000	47,613
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	3,000	2,999
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	150,000	173,753
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	30,000	39,276
		263,641
Transport-Equipment & Leasing — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	30,000	30,876
Wireless Equipment — 0.0%
Nokia OYJ Senior Notes 6.63% due 05/15/2039	20,000	21,944
Total Foreign Corporate Bonds & Notes (cost $1,483,432)		1,469,666
MUNICIPAL BONDS & NOTES — 0.8%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	15,000	16,041
Chicago Board of Education
General Obligation Bonds
6.32% due 11/01/2029	30,000	32,544
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	15,000	16,635
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	70,000	83,206
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	29,000	34,841
State of California General Obligation Bonds 7.55% due 04/01/2039	35,000	55,409
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	61,091	63,941
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	10,000	10,448
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	10,000	10,379
State of Illinois General Obligation Bonds 5.95% due 04/01/2022	20,000	21,502
Total Municipal Bonds & Notes (cost $319,459)		344,946

14

U.S. GOVERNMENT AGENCIES — 34.8%
Federal Home Loan Mtg. Corp. — 3.9%
2.50% due 01/01/2028	5,469	5,521
2.50% due 04/01/2028	11,558	11,668
3.00% due 08/01/2027	4,818	4,924
3.00% due 10/01/2042	15,098	15,442
3.00% due 11/01/2042	6,011	6,118
3.00% due 02/01/2043	24,883	25,327
3.00% due 08/01/2043	51,759	52,875
3.00% due July TBA	175,000	176,596
3.50% due 02/01/2042	5,837	6,035
3.50% due 03/01/2042	3,650	3,792
3.50% due 09/01/2043	21,173	22,062
3.50% due July TBA	1,000,000	1,023,008
4.00% due 03/01/2023	225	233
4.00% due 10/01/2043	10,395	10,952
4.50% due 01/01/2039	672	721
5.00% due 12/01/2020	419	430
5.00% due 07/01/2021	2,147	2,199
5.00% due 05/01/2034	8,187	8,958
5.50% due 07/01/2034	5,510	6,109
5.50% due 07/01/2035	5,361	5,959
5.50% due 04/01/2037	1,863	2,071
5.50% due 05/01/2037	1,787	1,982
5.50% due 08/01/2037	10,018	11,129
6.50% due 05/01/2029	1,714	1,923
Federal Home Loan Mtg. Corp. FRS 4.33% (6 ML+1.49%) due 02/01/2037	994	1,026
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.16% due 10/25/2047*(6)(7)	90,000	89,846
Series 2010-K8, Class B 5.44% due 09/25/2043*(6)(7)	100,000	102,361
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K1510, Class X1 0.48% due 01/25/2034(6)(7)(8)	204,958	10,989
Series K064, Class X1 0.74% due 03/25/2027(6)(7)(8)	376,997	15,495
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K068, Class A2 3.24% due 08/25/2027(7)	82,000	86,829
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2018-HRP1, Class M2 4.05% (1 ML+1.65%) due 04/25/2043*(4)	23,867	23,965
Federal Home Loan Mtg. Corp., REMIC
Series 3964, Class MD 2.00% due 01/15/2041(4)	738	735
Series 3883, Class PB 3.00% due 05/15/2041(4)	21,331	22,061
Series 1577, Class PK 6.50% due 09/15/2023(4)	2,985	3,139
Series 1226, Class Z 7.75% due 03/15/2022(4)	339	356
		1,762,836
Federal National Mtg. Assoc. — 23.0%
2.50% due 02/01/2043	125,996	125,612
2.50% due 03/01/2043	121,819	121,449
2.66% due 03/01/2027	210,000	213,952
2.78% due 03/01/2027	74,373	76,465
3.00% due 01/01/2028	8,504	8,703
3.00% due July TBA	3,450,000	3,480,836
3.50% due 11/01/2047	739,418	761,320
4.00% due 11/01/2040	49,499	52,191
4.00% due 11/01/2041	2,544	2,683
4.00% due 10/01/2043	43,886	45,982
4.00% due 11/01/2043	5,778	6,090
4.00% due 12/01/2043	29,221	31,118
4.00% due 02/01/2049	1,019,215	1,061,028
4.00% due July TBA	1,390,000	1,436,614
4.50% due 01/01/2039	1,804	1,935
4.50% due 06/01/2039	28,731	30,556
4.50% due 05/01/2041	4,790	5,145
4.50% due July TBA	875,000	914,332
5.00% due 07/01/2040	17,066	18,460
5.50% due 06/01/2020	14,126	14,194
5.50% due 07/01/2020	899	899
5.50% due 03/01/2021	4,036	4,079
5.50% due 04/01/2021	3,866	3,892
5.50% due 06/01/2021	19,614	19,861
5.50% due 10/01/2021	9,466	9,616
5.50% due 12/01/2021	21,533	21,774
5.50% due 06/01/2022	29,484	30,009
5.50% due 12/01/2029	1,057	1,127
5.50% due 05/01/2034	1,947	2,075
5.50% due 08/01/2037	6,028	6,687
5.50% due 06/01/2038	532	586
5.50% due July TBA	200,000	213,318
6.00% due 06/01/2026	9,243	10,118
6.00% due 03/01/2027	11,880	13,004
6.00% due 12/01/2033	1,462	1,657
6.00% due 05/01/2034	5,701	6,458

15

6.00% due 08/01/2034	459	520
6.00% due 06/01/2040	2,958	3,355
6.00% due July TBA	300,000	328,500
6.50% due 11/01/2035	2,799	3,200
6.50% due 10/01/2037	928	1,057
7.00% due 06/01/2037	9,663	11,398
Federal National Mtg. Assoc. FRS 4.45% (12 ML+1.57%) due 05/01/2037	1,583	1,655
4.57% (12 ML+1.82%) due 10/01/2040	1,672	1,757
Fannie Mae Connecticut Avenue Securities FRS
Series 2017-C01, Class 1M2 5.95% (1 ML+3.55%) due 07/25/2029(4)	35,000	37,046
Series 2016-C07, Class 2M2 6.75% (1 ML+4.35%) due 05/25/2029(4)	69,919	74,625
Federal National Mtg. Assoc., REMIC
Series 2011-117, Class MA 2.00% due 08/25/2040(4)	4,695	4,706
Series 2012-21, Class PQ 2.00% due 09/25/2041(4)	17,974	17,912
Series 2012-18, Class GA 2.00% due 12/25/2041(4)	36,494	36,600
Series 2012-75, Class KC 2.50% due 12/25/2041(4)	39,367	39,862
Series 2016-11, Class GA 2.50% due 03/25/2046(4)	33,809	34,269
Series 2015-48, Class QB 3.00% due 02/25/2043(4)	50,070	50,982
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	13,534	13,811
Series 2017-34, Class JK 3.00% due 05/25/2047(4)	29,910	30,530
Series 2017-72, Class B 3.00% due 09/25/2047(4)	47,898	48,813
Series 2017-72, Class CD 3.00% due 09/25/2047(4)	47,709	48,622
Series 2017-96, Class PA 3.00% due 12/25/2054(4)	56,632	58,155
Series 2012-52, Class PA 3.50% due 05/25/2042(4)	21,166	22,201
Series 2017-26, Class CG 3.50% due 07/25/2044(4)	53,396	55,346
Series 2018-38, Class PC 3.50% due 03/25/2045(4)	52,873	54,682
Series 2018-80, Class GD 3.50% due 12/25/2047(4)	57,007	59,038
Series 2018-23, Class LA 3.50% due 04/25/2048(4)	42,922	45,607
Series 2019-7, Class JA 3.50% due 03/25/2049(4)	49,048	51,440
Series 2019-14, Class CA 3.50% due 04/25/2049(4)	48,266	50,427
Series 2019-15, Class AB 3.50% due 05/25/2053(4)	47,838	49,924
Series 2018-72, Class BA 3.50% due 07/25/2054(4)	68,579	70,784
Series 2018-19, Class DC 3.50% due 05/25/2056(4)	24,169	25,245
Series 2018-70, Class HA 3.50% due 10/25/2056(4)	52,312	54,683
Series 2019-7, Class CA 3.50% due 11/25/2057(4)	48,386	50,510
Series 2019-12, Class HA 3.50% due 11/25/2057(4)	50,277	52,478
Series 2019-28, Class JA 3.50% due 06/25/2059(4)	45,753	47,787
Federal National Loan Mtg. Corp. STRIPS
Series 415, Class A3 3.00% due 11/25/2042(4)	55,800	56,636
		10,347,988
Government National Mtg. Assoc. — 7.9%
3.00% due July TBA	700,000	715,340
3.50% due July TBA	1,085,000	1,120,567
4.00% due 10/15/2040	17,629	18,782
4.00% due 02/15/2041	8,834	9,388
4.00% due 09/15/2041	11,855	12,598
4.00% due 10/15/2041	6,298	6,604
4.00% due July TBA	900,000	932,977
4.50% due 06/15/2041	125,501	135,222
5.00% due 01/15/2033	1,358	1,456
5.00% due 01/15/2040	46,527	51,200
5.00% due July TBA	300,000	313,623
5.50% due 04/15/2036	79,464	86,062
6.50% due 07/15/2028	56,961	62,577
6.50% due 08/15/2028	3,720	4,087
6.50% due 09/15/2028	6,636	7,500
6.50% due 11/15/2028	9,641	10,592
7.00% due 01/15/2033	4,792	5,561
7.00% due 05/15/2033	6,604	7,628
7.00% due 11/15/2033	2,996	3,464
8.00% due 02/15/2030	1,186	1,232
9.00% due 11/15/2021	64	65
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(4)	149	161
Series 2005-74, Class HB 7.50% due 09/16/2035(4)	1,946	2,185
Series 2005-74, Class HC 7.50% due 09/16/2035(4)	1,475	1,704

16

Government National Mtg. Assoc., REMIC Series 2013-37, Class LG 2.00% due 01/20/2042(4)	53,557		52,888
			3,563,463
Total U.S. Government Agencies (cost $15,492,696)			15,674,287
U.S. GOVERNMENT TREASURIES — 21.7%
United States Treasury Bonds — 8.5%
2.25% due 08/15/2046	225,000		212,572
2.50% due 02/15/2045(10)	150,000		149,432
3.00% due 05/15/2045(11)	370,000		404,615
3.00% due 11/15/2045	202,000		221,064
3.00% due 02/15/2048	365,000		399,860
3.13% due 05/15/2048	300,000		336,633
3.38% due 05/15/2044	1,185,000		1,377,007
3.63% due 08/15/2043	105,000		126,742
3.63% due 02/15/2044	105,000		126,878
3.75% due 11/15/2043	105,000		129,257
5.00% due 05/15/2037	256,000		360,940
			3,845,000
United States Treasury Notes — 13.2%
0.38% due 07/15/2027 TIPS(12)	1,190,730		1,201,708
0.63% due 01/15/2026 TIPS(12)	284,955		291,796
0.88% due 01/15/2029 TIPS(12)	202,376		213,013
1.88% due 01/31/2022	1,010,000		1,013,551
2.00% due 05/31/2021	395,000		396,697
2.00% due 02/15/2025	230,000		232,336
2.25% due 12/31/2023	1,275,000		1,302,492
2.25% due 08/15/2027	130,000		133,154
2.88% due 05/15/2028	245,000		263,078
2.88% due 08/15/2028	215,000		231,041
3.13% due 11/15/2028	580,000		636,165
			5,915,031
Total U.S. Government Treasuries (cost $9,396,331)			9,760,031
FOREIGN GOVERNMENT OBLIGATIONS — 1.1%
Sovereign — 1.1%
Dominican Republic Notes 6.40% due 06/05/2049*	150,000		156,939
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	22,000	30,205
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	20,000	27,459
Government of Romania Senior Notes 6.13% due 01/22/2044	32,000		40,573
Republic of Hungary Senior Bonds 6.38% due 03/29/2021	16,000		17,078
State of Qatar Senior Notes 4.00% due 03/14/2029*	200,000		215,500
Total Foreign Government Obligations (cost $455,607)			487,754
Total Long-Term Investment Securities (cost $53,083,638)			54,930,322

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Foreign Government Obligations — 0.1%
Government of Egypt Bills 17.26% due 11/19/2019	EGP	150,000	8,415
Government of Egypt Bills 19.43% due 10/15/2019	EGP	850,000	48,459
			56,874
Registered Investment Companies — 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class 2.17%(14)	191,413		191,413
Total Short-Term Investment Securities (cost $244,821)			248,287
REPURCHASE AGREEMENTS(12) — 3.2%
Bank of America Securities LLC Joint Repurchase Agreement(15)	295,000		295,000
Barclays Capital, Inc. Joint Repurchase Agreement(15)	245,000		245,000
BNP Paribas SA Joint Repurchase Agreement(15)	295,000		295,000
Deutsche Bank AG Joint Repurchase Agreement(15)	270,000		270,000
RBS Securities, Inc. Joint Repurchase Agreement(15)	335,000		335,000
Total Repurchase Agreements (cost $1,440,000)			1,440,000
TOTAL INVESTMENTS (cost $54,768,459)	125.8%		56,618,609
Liabilities in excess of other assets	(25.8)		(11,622,844)
NET ASSETS	100.0%		$44,995,765

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $10,137,832 representing 22.5% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

17

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	4	$0	$2,400	$600.00	0.01%

(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Collateralized Mortgage Obligation
(5)	Collateralized Loan Obligation
(6)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)	Commercial Mortgage Backed Security
(8)	Interest Only
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2019.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(12)	Principal amount of security is adjusted for inflation.
(13)	Denominated in United States dollars unless otherwise indicated.
(14)	The rate shown is the 7-day yield as of June 30, 2019.
(15)	See Note 2 for details of Joint Repurchase Agreements
ARS	— Argentine Peso
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EGP	— Egyptian Pound
EUR	— Euro Dollar
REMIC	— Real Estate Mortgage Investment Conduit
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML - 1 Month USD LIBOR

3 ML - 3 Month USD LIBOR

6 ML - 6 Month USD LIBOR

12 ML - 12 Month USD LIBOR

1 Yr USTYCR - 1 Year US Treasury Yield Curve Rate

Futures Contracts

Number of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
32	Long	U.S. Treasury 2 Year Notes	September 2019	$6,864,193	$6,885,750	$21,557

						Unrealized
						(Depreciation)
6	Short	U.S. Treasury 10 Year Notes	September 2019	$756,375	$767,812	$(11,437)
11	Short	U.S. Treasury 10 Year Ultra Bonds	September 2019	1,478,984	1,519,375	(40,391)
25	Short	U.S. Treasury 5 Year Notes	September 2019	2,926,867	2,953,906	(27,039)
						$(78,867)
						$(57,310)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	12,000	USD	13,729	09/18/2019	$1	$—

BNP Paribas SA	EUR	35,000	USD	40,001	09/18/2019	—	(41)
	USD	228,564	EUR	200,000	07/31/2019	—	(597)
						—	(638)
Goldman Sachs International	EUR	392,000	USD	447,916	07/31/2019	1,101	—

Net Unrealized Appreciation (Depreciation)						$1,102	$(638)

EUR — Euro Currency

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

		Rates Exchanged		Value
Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD 355	09/29/2026	1 Year USD Federal Funds - H.15-OIS-Compound/Annually	1.00%/Annually	$7,803	$10,631
USD 295	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(6,286)	(28,722)
USD 325	02/05/2049	USD-LIBOR-BBA/Quarterly	2.84%/Semi-annually	(10,319)	(35,829)
				$(8,802)	$(53,920)

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

OIS - Overnight Index Swap

USD - United States Dollar

18

The following is a summary of the inputs used to value the Portfolio’s net assets as June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$—	$—		$2,400	$2,400
Other Industries	6,946,031	259,672	**	—	7,205,703
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—		1	1
Other Industries	—	739,659		—	739,659
Asset Backed Securities	—	10,613,099		—	10,613,099
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	167		2	169
Other Industries	—	8,632,607		—	8,632,607
Foreign Corporate Bonds & Notes	—	1,469,666		—	1,469,666
Municipal Bond & Notes	—	344,946		—	344,946
U.S. Government Agencies	—	15,674,287		—	15,674,287
U.S. Government Treasuries	—	9,760,031		—	9,760,031
Foreign Government Obligations	—	487,754		—	487,754
Short-Term Investment Securities:
Foreign Government Obligations	—	56,874		—	56,874
Registered Investment Companies	191,413	—		—	191,413
Repurchase Agreements	—	1,440,000			1,440,000
Total Investments at Value	$7,137,444	$49,478,762		$2,403	$56,618,609

Other Financial Instruments:†
Futures Contracts	$21,557	$—		$—	$21,557
Forward Foreign Currency Contracts	—	1,102		—	1,102
Centrally Cleared Interest Rate Swap Contracts	—	10,631		—	10,631
Total Other Financial Instruments	$21,557	$11,733		$—	$33,290

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$78,867	$—		$—	$78,867
Forward Foreign Currency Contracts	—	638		—	638
Centrally Cleared Interest Rate Swap Contracts	—	64,551		—	64,551
Total Other Financial Instruments	$78,867	$65,189		$—	$144,056

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

**                                  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

†                                         Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

19

SEASONS SERIES TRUST SA PUTNAM ASSET ALLOCATION DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCKS — 73.2%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	6,810	$153,838
Omnicom Group, Inc.	5,849	479,326
		633,164
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc.†	527	2,487
Aerospace/Defense — 1.9%
Boeing Co.	5,521	2,009,699
Dassault Aviation SA	37	53,285
Lockheed Martin Corp.	2,936	1,067,353
Teledyne Technologies, Inc.†	363	99,415
		3,229,752
Aerospace/Defense-Equipment — 0.1%
HEICO Corp.	689	92,195
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	6,943	324,307
UPL, Ltd.	5,231	71,327
		395,634
Airlines — 0.7%
Azul SA ADR†	987	33,005
Delta Air Lines, Inc.	13,486	765,331
Deutsche Lufthansa AG	6,300	107,957
Japan Airlines Co., Ltd.	6,600	211,142
		1,117,435
Airport Development/Maintenance — 0.1%
Aena SME SA*	1,096	217,241
Apparel Manufacturers — 0.3%
Hermes International	333	240,172
Kering SA	512	302,871
Tapestry, Inc.	1,430	45,374
		588,417
Applications Software — 2.0%
Intuit, Inc.	3,823	999,065
Microsoft Corp.	15,628	2,093,527
Nuance Communications, Inc.†	3,561	56,869
ServiceNow, Inc.†	957	262,763
		3,412,224
Athletic Footwear — 0.4%
NIKE, Inc., Class B	7,485	628,366
Audio/Video Products — 0.2%
Sony Corp.	4,900	256,020
Auto-Cars/Light Trucks — 0.2%
Fiat Chrysler Automobiles NV	8,001	111,329
Peugeot SA	10,181	250,919
		362,248
Auto/Truck Parts & Equipment-Original — 0.3%
Allison Transmission Holdings, Inc.	3,381	156,709
Faurecia SA	4,443	206,239
Lear Corp.	1,488	207,234
		570,182
Banks-Commercial — 1.7%
ABN AMRO Group NV CVA*	8,524	182,393
Absa Group, Ltd.	6,866	85,814
Abu Dhabi Commercial Bank PJSC	55,217	124,804
Banco Bilbao Vizcaya Argentaria SA	49,210	275,192
Bank Leumi Le-Israel B.M.	20,910	151,093
Bank Tabungan Pensiunan Nasional Syariah Tbk PT†	157,400	38,440
BOC Hong Kong Holdings, Ltd.	17,000	66,983
China Construction Bank Corp.	114,000	97,966
Citizens Financial Group, Inc.	11,948	422,481
Commercial International Bank Egypt SAE GDR	26,675	113,379
Credicorp, Ltd.	471	107,817
DNB ASA	3,772	70,163
Fukuoka Financial Group, Inc.	4,100	75,359
Grupo Financiero Galicia SA ADR	2,003	71,107
Hang Seng Bank, Ltd.	8,500	211,176
HDFC Bank, Ltd.	5,674	201,023
ING Groep NV	10,007	116,041
Itau Unibanco Holding SA ADR	7,115	67,023
KBC Group NV	1,668	109,342
National Bank of Kuwait SAKP	1,681	5,395
Popular, Inc.	1,635	88,682
Sberbank of Russia PJSC ADR	4,422	68,020
Sumitomo Mitsui Trust Holdings, Inc.	2,000	72,649
Wintrust Financial Corp.	1,052	76,964
		2,899,306
Banks-Super Regional — 0.3%
Comerica, Inc.	4,359	316,638
Moneta Money Bank AS*	17,458	59,863
Wells Fargo & Co.	4,093	193,681
		570,182
Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	30,915	1,574,192
Coca-Cola European Partners PLC	4,251	240,181
Grape King Bio, Ltd.	9,000	59,365
PepsiCo, Inc.	8,869	1,162,992
		3,036,730
Brewery — 0.2%
Carlsberg A/S, Class B	1,114	147,717
Molson Coors Brewing Co., Class B	4,646	260,176
		407,893
Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	9,103	279,462
Building & Construction-Misc. — 0.3%
CTCI Corp.	50,000	74,520
HOCHTIEF AG	706	85,979
Kajima Corp.	6,600	90,763
Loma Negra Cia Industrial Argentina SA ADR†	4,703	55,025
Taisei Corp.	4,000	145,590
Wijaya Karya Persero Tbk PT	303,100	52,288
		504,165
Building Products-Cement — 0.1%
HeidelbergCement AG	2,193	177,386
Building-Heavy Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	4,671	186,507
China Railway Group, Ltd.	102,000	77,458
Mota-Engil SGPS SA	22,503	48,753
		312,718

1

Building-Maintenance & Services — 0.0%
ServiceMaster Global Holdings, Inc.†	1,233	64,227
Building-Residential/Commercial — 0.3%
Berkeley Group Holdings PLC	1,014	48,091
Daiwa House Industry Co., Ltd.	3,100	90,533
Persimmon PLC	7,656	194,174
PulteGroup, Inc.	2,106	66,592
Taylor Wimpey PLC	37,215	74,561
		473,951
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	32,803	1,386,911
Casino Hotels — 0.2%
Crown Resorts, Ltd.	8,408	73,553
Las Vegas Sands Corp.	4,240	250,542
		324,095
Cellular Telecom — 0.3%
NTT DOCOMO, Inc.	4,800	112,025
Safaricom, Ltd.	251,579	68,759
Telstra Corp., Ltd.	96,599	261,307
		442,091
Chemicals-Diversified — 0.7%
Arkema SA	1,197	111,333
Celanese Corp.	947	102,087
Covestro AG*	4,796	243,794
Huntsman Corp.	9,545	195,100
LyondellBasell Industries NV, Class A	7,232	622,892
Mitsubishi Gas Chemical Co., Inc.	300	4,011
		1,279,217
Chemicals-Specialty — 0.2%
Shin-Etsu Chemical Co., Ltd.	3,300	308,116
W.R. Grace & Co.	797	60,660
		368,776
Coatings/Paint — 0.1%
Axalta Coating Systems, Ltd.†	5,149	153,286
Commercial Services — 0.2%
CoStar Group, Inc.†	168	93,082
Macquarie Infrastructure Corp.	1,489	60,364
Nielsen Holdings PLC	6,749	152,528
		305,974
Commercial Services-Finance — 0.8%
Automatic Data Processing, Inc.	5,222	863,353
PayPal Holdings, Inc.†	4,977	569,668
		1,433,021
Communications Software — 0.0%
Avaya Holdings Corp.†	595	7,087
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	1,552	192,883
Cadence Design Systems, Inc.†	5,167	365,875
		558,758
Computer Data Security — 0.3%
Fortinet, Inc.†	6,187	475,347
Computer Services — 1.4%
Capgemini SE	1,097	136,497
Fujitsu, Ltd.	900	62,652
Genpact, Ltd.	2,060	78,465
Infosys, Ltd.	12,177	129,523
International Business Machines Corp.	12,971	1,788,701
NTT Data Corp.	13,500	180,184
		2,376,022
Computers — 1.3%
Apple, Inc.	10,376	2,053,618
Dell Technologies, Inc., Class C†	4,904	249,123
		2,302,741
Computers-Integrated Systems — 0.1%
Otsuka Corp.	2,300	92,688
Containers-Metal/Glass — 0.1%
Ball Corp.	2,348	164,337
Containers-Paper/Plastic — 0.3%
Berry Global Group, Inc.†	3,798	199,737
Packaging Corp. of America	2,565	244,496
Sonoco Products Co.	1,111	72,592
		516,825
Cosmetics & Toiletries — 1.0%
Essity AB, Class B	1,630	50,099
L’Oreal SA	961	273,736
LG Household & Health Care, Ltd.	91	103,558
Procter & Gamble Co.	6,489	711,519
Unilever NV CVA	4,399	267,961
Unilever PLC	5,759	357,622
		1,764,495
Cruise Lines — 0.1%
Carnival PLC	2,451	109,112
Data Processing/Management — 0.1%
Fair Isaac Corp.†	464	145,705
Diagnostic Equipment — 0.5%
Danaher Corp.	4,374	625,132
Thermo Fisher Scientific, Inc.	727	213,505
		838,637
Distribution/Wholesale — 0.2%
HD Supply Holdings, Inc.†	4,113	165,671
Jardine Cycle & Carriage, Ltd.	2,400	64,385
KAR Auction Services, Inc.	2,940	73,500
WESCO International, Inc.†	1,115	56,475
		360,031
Diversified Banking Institutions — 3.8%
Citigroup, Inc.	28,420	1,990,252
Goldman Sachs Group, Inc.	1,852	378,919
HSBC Holdings PLC	5,702	47,572
JPMorgan Chase & Co.	23,855	2,666,989
Lloyds Banking Group PLC	281,908	203,014
Macquarie Group, Ltd.	2,972	262,242
Morgan Stanley	16,043	702,844
Sumitomo Mitsui Financial Group, Inc.	8,600	304,526
		6,556,358
Diversified Financial Services — 0.0%
Edelweiss Financial Services, Ltd.	27,782	68,516

2

Diversified Manufacturing Operations — 0.3%
Ingersoll-Rand PLC	4,726	598,642
Diversified Minerals — 0.2%
Anglo American PLC (Johannesburg)	2,412	68,969
Anglo American PLC (London)	8,072	230,892
		299,861
Diversified Operations — 0.1%
Alliance Global Group, Inc.	258,300	77,847
CK Hutchison Holdings, Ltd.	11,000	108,226
		186,073
E-Commerce/Products — 2.3%
Alibaba Group Holding, Ltd. ADR†	2,721	461,074
Amazon.com, Inc.†	1,444	2,734,402
eBay, Inc.	18,596	734,542
Pinduoduo, Inc. ADR†	2,561	52,833
		3,982,851
E-Commerce/Services — 0.6%
AfreecaTV Co., Ltd.	762	40,660
Booking Holdings, Inc.†	345	646,775
Ctrip.com International, Ltd. ADR†	2,210	81,571
TripAdvisor, Inc.†	4,271	197,705
		966,711
E-Services/Consulting — 0.1%
CDW Corp.	2,093	232,323
Electric Products-Misc. — 0.4%
AMETEK, Inc.	2,811	255,351
Brother Industries, Ltd.	1,700	32,202
Emerson Electric Co.	5,489	366,226
		653,779
Electric-Distribution — 0.2%
CenterPoint Energy, Inc.	10,803	309,290
Electric-Generation — 0.2%
E.ON SE	21,371	232,105
Inter Rao UES PJSC†	1,111,900	79,546
Vistra Energy Corp. CVR†(1)	1,362	1,045
		312,696
Electric-Integrated — 1.4%
AES Corp.	15,783	264,523
AGL Energy, Ltd.	709	9,967
CLP Holdings, Ltd.	8,500	93,652
Endesa SA	7,619	196,004
Enel SpA	48,559	339,294
Evergy, Inc.	3,634	218,585
Exelon Corp.	13,281	636,691
Kansai Electric Power Co., Inc.	700	8,029
Pinnacle West Capital Corp.	2,481	233,437
Public Service Enterprise Group, Inc.	7,899	464,619
		2,464,801
Electronic Components-Misc. — 0.3%
Garmin, Ltd.	1,287	102,703
Hoya Corp.	3,700	284,208
nVent Electric PLC	2,863	70,974
		457,885
Electronic Components-Semiconductors — 1.2%
Broadcom, Inc.	1,909	549,525
MediaTek, Inc.	14,000	141,958
Samsung Electronics Co., Ltd.	10,932	445,719
Sino-American Silicon Products, Inc.	30,000	79,128
Xilinx, Inc.	7,521	886,876
		2,103,206
Electronic Forms — 1.0%
Adobe, Inc.†	5,674	1,671,844
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	6,357	474,677
Keysight Technologies, Inc.†	3,270	293,679
		768,356
Electronics-Military — 0.1%
Thales SA	1,273	157,288
Engines-Internal Combustion — 0.4%
Cummins, Inc.	3,508	601,061
Enterprise Software/Service — 1.2%
Black Knight, Inc.†	1,943	116,871
Oracle Corp.	34,739	1,979,081
		2,095,952
Entertainment Software — 0.1%
Electronic Arts, Inc.†	807	81,717
NetEase, Inc. ADR	387	98,983
		180,700
Finance-Consumer Loans — 0.3%
Synchrony Financial	13,964	484,132
Finance-Credit Card — 0.6%
Capital One Financial Corp.	5,831	529,105
Discover Financial Services	5,370	416,658
		945,763
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.	8,117	362,018
Finance-Leasing Companies — 0.2%
Chailease Holding Co., Ltd.	14,660	60,745
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,500	34,565
ORIX Corp.	15,100	225,724
		321,034
Finance-Mortgage Loan/Banker — 0.1%
Housing Development Finance Corp., Ltd.	5,339	169,728
Finance-Other Services — 0.1%
Deutsche Boerse AG	472	66,767
Hong Kong Exchanges & Clearing, Ltd.	3,200	113,107
		179,874
Food-Baking — 0.0%
Grupo Bimbo SAB de CV, Class A	35,360	73,709
Food-Confectionery — 0.2%
Hershey Co.	2,892	387,615
Food-Dairy Products — 0.0%
Nestle India, Ltd.	424	73,328

3

Food-Meat Products — 0.1%
WH Group, Ltd.*	201,500	205,136
Food-Misc./Diversified — 0.9%
Associated British Foods PLC	4,394	137,726
Mondelez International, Inc., Class A	15,545	837,876
Nestle SA	3,486	360,901
Post Holdings, Inc.†	1,240	128,923
		1,465,426
Food-Retail — 0.5%
Colruyt SA	894	51,880
Dino Polska SA†*	2,088	73,315
Jeronimo Martins SGPS SA	4,229	68,104
Koninklijke Ahold Delhaize NV	11,323	254,661
Tesco PLC	88,455	255,197
Wesfarmers, Ltd.	1,268	32,252
X5 Retail Group NV GDR	2,367	81,164
		816,573
Food-Wholesale/Distribution — 0.4%
Sysco Corp.	8,503	601,332
US Foods Holding Corp.†	4,042	144,542
		745,874
Funeral Services & Related Items — 0.0%
Fu Shou Yuan International Group, Ltd.	92,000	80,721
Gambling (Non-Hotel) — 0.1%
Genting Singapore, Ltd.	178,300	121,305
Gas-Distribution — 0.0%
UGI Corp.	1,120	59,819
Hazardous Waste Disposal — 0.0%
Tervita Corp.†	12	62
Hotels/Motels — 0.3%
Extended Stay America, Inc.	5,208	87,963
Hilton Worldwide Holdings, Inc.	5,017	490,362
		578,325
Import/Export — 0.2%
ITOCHU Corp.	12,800	245,028
Mitsubishi Corp.	5,200	137,275
		382,303
Independent Power Producers — 0.3%
GenOn Holdings, Inc. Class A†(1)	54	9,882
NRG Energy, Inc.	7,109	249,668
Vistra Energy Corp.	13,244	299,844
		559,394
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	2,041	334,377
Instruments-Controls — 0.6%
Honeywell International, Inc.	5,966	1,041,604
Insurance-Life/Health — 1.4%
Aflac, Inc.	7,682	421,050
AIA Group, Ltd.	18,000	194,592
Athene Holding, Ltd., Class A†	3,678	158,375
Aviva PLC	47,537	252,134
Legal & General Group PLC	72,399	247,815
Lincoln National Corp.	4,453	286,996
Prudential Financial, Inc.	5,470	552,470
Swiss Life Holding AG	107	53,032
Unum Group	5,187	174,024
		2,340,488
Insurance-Multi-line — 1.4%
Allianz SE	1,719	414,305
Allstate Corp.	2,795	284,224
American Financial Group, Inc.	850	87,099
Baloise Holding AG	865	153,260
Hartford Financial Services Group, Inc.	6,180	344,350
MetLife, Inc.	17,806	884,424
Ping An Insurance Group Co. of China, Ltd.	21,000	252,750
		2,420,412
Insurance-Reinsurance — 0.1%
IRB Brasil Resseguros S/A	2,165	55,535
Reinsurance Group of America, Inc.	719	112,186
		167,721
Internet Application Software — 0.3%
Tencent Holdings, Ltd.	9,400	425,261
Tencent Holdings, Ltd. ADR	1,406	63,635
		488,896
Internet Content-Entertainment — 0.1%
Facebook, Inc., Class A†	543	104,799
Internet Content-Information/News — 0.1%
Naspers, Ltd. ADR, Class N	940	45,524
Naspers, Ltd., Class N	811	197,020
		242,544
Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,980	288,347
Internet Security — 0.1%
Proofpoint, Inc.†	825	99,206
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	3,051	442,883
Machinery-Construction & Mining — 0.2%
Sandvik AB	15,085	277,165
Machinery-Electrical — 0.2%
Hitachi, Ltd.	8,500	312,392
Machinery-Pumps — 0.2%
Curtiss-Wright Corp.	407	51,742
Dover Corp.	2,192	219,638
		271,380
Medical Instruments — 0.7%
Medtronic PLC	13,139	1,279,607
Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc.†	686	97,343
Medical Products — 1.2%
Abbott Laboratories	15,093	1,269,321
Baxter International, Inc.	543	44,472
Hill-Rom Holdings, Inc.	1,222	127,846
Hologic, Inc.†	3,255	156,305
i-SENS, Inc.	1,903	40,113

4

Koninklijke Philips NV	381	16,549
Sartorius Stedim Biotech	336	52,994
Zimmer Biomet Holdings, Inc.	2,980	350,865
		2,058,465
Medical-Biomedical/Gene — 1.2%
Advanz Pharma Corp.†	52	852
Amgen, Inc.	5,851	1,078,222
Biogen, Inc.†	2,326	543,982
Gilead Sciences, Inc.	6,051	408,805
Illumina, Inc.†	312	114,863
		2,146,724
Medical-Drugs — 4.1%
AbbVie, Inc.	7,316	532,020
Allergan PLC	2,291	383,582
Astellas Pharma, Inc.	15,900	227,022
Bristol-Myers Squibb Co.	4,145	187,976
China Traditional Chinese Medicine Holdings Co., Ltd.	62,000	30,190
Eli Lilly & Co.	3,643	403,608
GlaxoSmithKline PLC	15,411	308,491
Ipsen SA	119	16,238
Jazz Pharmaceuticals PLC†	444	63,297
Johnson & Johnson	9,334	1,300,039
Merck & Co., Inc.	13,973	1,171,636
Novartis AG	3,529	322,787
Novo Nordisk A/S, Class B	7,648	390,123
Pfizer, Inc.	13,082	566,712
Roche Holding AG	1,982	557,668
Shionogi & Co., Ltd.	3,800	219,418
UCB SA	1,426	118,248
Zoetis, Inc.	1,669	189,415
		6,988,470
Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	500	67,585
Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	322	116,191
Medical-Wholesale Drug Distribution — 0.6%
Alfresa Holdings Corp.	2,800	69,284
Cardinal Health, Inc.	6,786	319,621
McKesson Corp.	3,831	514,848
Medipal Holdings Corp.	2,900	64,144
Suzuken Co., Ltd.	1,500	88,163
		1,056,060
Metal-Diversified — 0.4%
Boliden AB	1,410	36,061
Cobalt 27 Capital Corp.†	18,566	59,970
Glencore PLC	8,298	28,875
Ivanhoe Mines, Ltd., Class A†	28,642	90,986
Rio Tinto PLC	5,739	354,068
South32, Ltd.	33,135	74,053
		644,013
Metal-Iron — 0.1%
Fortescue Metals Group, Ltd.	20,882	132,922
Networking Products — 1.3%
Cisco Systems, Inc.	41,344	2,262,757
Non-Hazardous Waste Disposal — 0.6%
China Water Affairs Group, Ltd.	120,000	118,182
Republic Services, Inc.	2,424	210,015
Sunny Friend Environmental Technology Co., Ltd.	14,000	124,817
Waste Management, Inc.	5,014	578,465
		1,031,479
Office Automation & Equipment — 0.4%
Xerox Corp.	6,387	226,163
Zebra Technologies Corp., Class A†	1,877	393,213
		619,376
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,186	137,197
Oil Companies-Exploration & Production — 0.9%
CNOOC, Ltd.	71,000	122,151
ConocoPhillips	16,982	1,035,902
Devon Energy Corp.	5,424	154,693
Geopark, Ltd.†	5,032	93,293
MWO Holdings LLC†(1)(2)	10	338
Santos, Ltd.	19,398	96,668
		1,503,045
Oil Companies-Integrated — 2.5%
BP PLC	18,152	126,854
Chevron Corp.	18,356	2,284,221
Eni SpA	16,100	266,686
Equinor ASA	10,661	211,215
Exxon Mobil Corp.	1,856	142,225
Lukoil PJSC ADR	2,330	196,709
MOL Hungarian Oil & Gas PLC	8,640	95,912
OMV AG	2,288	111,496
Petroleo Brasileiro SA ADR	10,883	169,448
Royal Dutch Shell PLC, Class B	6,631	216,294
TOTAL SA	7,935	443,972
		4,265,032
Oil Field Machinery & Equipment — 0.0%
Hilong Holding, Ltd.	319,000	34,762
Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	3,240	181,051
Phillips 66	6,496	607,636
Valero Energy Corp.	7,734	662,108
		1,450,795
Paper & Related Products — 0.1%
UPM-Kymmene Oyj	6,033	160,341
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	1,191	177,245
Photo Equipment & Supplies — 0.1%
FUJIFILM Holdings Corp.	3,400	172,734
Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp.	1,483	93,963
Private Equity — 0.2%
3i Group PLC	10,643	150,708
Partners Group Holding AG	339	266,375
		417,083

5

Publishing-Newspapers — 0.0%
News Corp., Class A	4,824	65,076
Publishing-Periodicals — 0.1%
Wolters Kluwer NV	3,331	242,505
Radio — 0.0%
iHeartMedia, Inc., Class A†	26	392
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,820	68,814
		69,206
Real Estate Investment Trusts — 2.2%
AGNC Investment Corp.	14,088	236,960
Annaly Capital Management, Inc.	28,475	259,977
Apple Hospitality REIT, Inc.	3,925	62,251
AvalonBay Communities, Inc.	1,225	248,895
Brixmor Property Group, Inc.	8,532	152,552
Brookfield Property REIT, Inc., Class A	3,377	63,792
Camden Property Trust	1,276	133,202
Crown Castle International Corp.	4,046	527,396
Douglas Emmett, Inc.	1,725	68,724
Duke Realty Corp.	5,282	166,964
Equinix, Inc.	214	107,918
Gaming and Leisure Properties, Inc.	3,154	122,943
Healthcare Trust of America, Inc., Class A	4,145	113,697
Hudson Pacific Properties, Inc.	2,034	67,671
Liberty Property Trust	2,007	100,430
Medical Properties Trust, Inc.	8,476	147,821
Mirvac Group	10,900	23,995
New Residential Investment Corp.	10,969	168,813
Outfront Media, Inc.	2,897	74,714
Prologis, Inc.	2,134	170,933
Scentre Group	36,962	99,816
SL Green Realty Corp.	1,658	133,253
STORE Capital Corp.	4,476	148,558
Two Harbors Investment Corp.	5,074	64,288
VICI Properties, Inc.	8,496	187,252
Weingarten Realty Investors	2,202	60,379
		3,713,194
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	4,100	210,330
Jones Lang LaSalle, Inc.	815	114,662
		324,992
Real Estate Operations & Development — 0.4%
Ayala Land, Inc.	69,350	68,788
China Overseas Land & Investment, Ltd.	26,000	95,944
CK Asset Holdings, Ltd.	32,500	253,705
Henderson Land Development Co., Ltd.	17,600	97,115
Kerry Properties, Ltd.	4,500	18,908
Logan Property Holdings Co., Ltd.	52,000	84,337
Sun Hung Kai Properties, Ltd.	6,000	101,894
Swire Properties, Ltd.	6,200	25,060
		745,751
Rental Auto/Equipment — 0.2%
Ashtead Group PLC	9,224	264,556
Cia de Locacao das Americas	8,275	105,335
		369,891
Retail-Apparel/Shoe — 0.0%
Next PLC	978	68,640
Retail-Building Products — 0.9%
Home Depot, Inc.	4,484	932,538
Lowe’s Cos., Inc.	5,881	593,452
Wilcon Depot, Inc.	265,100	86,929
		1,612,919
Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	8,470	590,613
Retail-Discount — 0.5%
Walmart, Inc.	7,766	858,065
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	3,518	192,329
Retail-Hypermarkets — 0.1%
Atacadao SA	12,131	69,502
Wal-Mart de Mexico SAB de CV	32,037	87,446
		156,948
Retail-Misc./Diversified — 0.0%
Poya International Co., Ltd.	5,040	68,251
Retail-Restaurants — 1.4%
Darden Restaurants, Inc.	3,376	410,961
Jubilant Foodworks, Ltd.	5,945	106,262
Starbucks Corp.	21,705	1,819,530
		2,336,753
Rubber-Tires — 0.1%
Bridgestone Corp.	3,700	145,887
Satellite Telecom — 0.0%
Eutelsat Communications SA	1,429	26,728
Semiconductor Components-Integrated Circuits — 0.7%
NXP Semiconductors NV	9,776	954,236
Taiwan Semiconductor Manufacturing Co., Ltd.	35,039	267,296
		1,221,532
Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	2,194	259,331
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	159,400	180,727
Steel-Producers — 0.2%
BlueScope Steel, Ltd.	18,795	159,542
Steel Dynamics, Inc.	5,898	178,120
		337,662
Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	6,366	169,527
Telephone-Integrated — 1.7%
AT&T, Inc.	3,066	102,741
BT Group PLC	60,520	151,276
Deutsche Telekom AG	14,975	259,150
Nippon Telegraph & Telephone Corp.	2,200	102,527
SoftBank Group Corp.	2,600	125,291
Swisscom AG	126	63,260
Telephone & Data Systems, Inc.	2,788	84,755
Verizon Communications, Inc.	36,600	2,090,958
		2,979,958

6

Textile-Apparel — 0.0%
Shenzhou International Group Holdings, Ltd.	5,000	68,496
Tobacco — 0.1%
Imperial Brands PLC	8,119	190,636
Toys — 0.1%
Bandai Namco Holdings, Inc.	1,300	63,213
Nintendo Co., Ltd.	500	183,815
		247,028
Transactional Software — 0.1%
Amadeus IT Group SA	1,455	115,143
Transport-Rail — 0.5%
Central Japan Railway Co.	1,200	240,705
Norfolk Southern Corp.	2,702	538,590
		779,295
Transport-Services — 0.1%
Deutsche Post AG	1,689	55,468
SG Holdings Co., Ltd.	1,900	53,915
		109,383
Vitamins & Nutrition Products — 0.0%
TCI Co, Ltd.	5,000	68,866
Water Treatment Systems — 0.0%
Clean TeQ Holdings, Ltd.†	237,623	63,453
Web Portals/ISP — 2.0%
Alphabet, Inc., Class A†	3,154	3,415,151
Yandex NV, Class A†	1,631	61,978
		3,477,129
Wire & Cable Products — 0.0%
KEI Industries, Ltd.	9,203	64,097

Total Common Stocks (cost $112,391,725)		125,982,287
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $9,209)	505	16,190
PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
GMAC Capital Trust I FRS Series 2 8.30% (3 ML+5.79%) (cost $14,579)	580	15,155
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Super Regional — 0.1%
Fifth Third Bancorp 5.10% due 06/30/2023(3)	9,000	8,910
Wells Fargo & Co. Series U 5.88% due 06/15/2025(3)	85,000	92,398
		101,308
Diversified Banking Institutions — 0.1%
Bank of America Corp. 5.13% due 06/20/2024(3)	45,000	45,281
Bank of America Corp. Series AA 6.10% due 03/17/2025(3)	61,000	65,880
Bank of America Corp. Series Z 6.50% due 10/23/2024(3)	5,000	5,512
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(3)	52,000	52,602
JPMorgan Chase & Co. Series X 6.10% due 10/01/2024(3)	11,000	11,851
		181,126
Electric-Integrated — 0.0%
NextEra Energy Capital Holdings, Inc. 4.80% due 12/01/2077	14,000	13,160
WEC Energy Group, Inc. FRS 4.63% (3 ML+2.11%) due 05/15/2067	50,000	41,250
		54,410
Insurance-Life/Health — 0.0%
Prudential Financial, Inc.
5.20% due 03/15/2044	37,000	38,493
Insurance-Multi-line — 0.0%
MetLife, Inc.
6.40% due 12/15/2066	45,000	51,453
Pipelines — 0.1%
Energy Transfer Partners LP 6.63% due 02/15/2028(3)	70,000	65,450
TransCanada Trust 5.30% due 03/15/2077	40,000	38,416
		103,866
Total Preferred Securities/Capital Securities (cost $514,742)		530,656
ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
Alternative Loan Trust FRS Series 2006-OA7, Class 1A2 3.44% (12 MTA+0.94%) due 06/25/2046(4)	10,702	9,794
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.60% due 11/10/2041*(5)(6)(7)	25,460	6
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(5)(6)(7)	242,115	2
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-T22, Class E 5.92% due 04/12/2038*(6)(7)	126,000	130,059

7

CD Commercial Mtg. Trust VRS Series 2016-CD1, Class XA 1.55% due 08/10/2049(5)(6)(7)	285,290	21,810
CFCRE Commercial Mtg. Trust VRS Series 2011-C1, Class D 6.27% due 04/15/2044*(6)(7)	101,000	105,658
Citigroup Commercial Mtg. Trust VRS Series 2012-GC8, Class XA 1.94% due 09/10/2045*(5)(6)(7)	226,280	10,256
Citigroup Commercial Mtg. Trust Series 2014-GC21,Class AS 4.03% due 05/10/2047(7)	50,000	52,969
Citigroup Commercial Mtg. Trust VRS Series 2014-GC21, Class C 4.78% due 05/10/2047(6)(7)	68,000	71,213
Citigroup Mtg. Loan Trust, Inc. VRS Series 2005-2, Class 1A2A 4.92% due 05/25/2035(4)(6)	20,388	21,070
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.70% due 12/10/2046*(5)(6)(7)	129,034	5
Commercial Mtg. Trust VRS Series 2014-UBS6, Class XA 1.09% due 12/10/2047(5)(6)(7)	406,192	15,133
Commercial Mtg. Trust VRS Series 2013-CR11, Class XA 1.10% due 08/10/2050(5)(6)(7)	456,834	15,907
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.15% due 05/10/2047(5)(6)(7)	285,590	11,563
Commercial Mtg. Trust VRS Series 2014-CR20, Class XA 1.25% due 11/10/2047(5)(6)(7)	273,189	12,044
Commercial Mtg. Trust VRS Series 2014-CR19, Class XA 1.29% due 08/10/2047(5)(6)(7)	842,480	32,797
Commercial Mtg. Trust VRS Series 2014-UBS4, Class XA 1.29% due 08/10/2047(5)(6)(7)	312,300	13,595
Commercial Mtg. Trust VRS Series 2013-LC13, Class XA 1.33% due 08/10/2046(5)(6)(7)	286,031	10,302
Commercial Mtg. Trust Series LC6, Class AM 3.28% due 01/10/2046(7)	59,000	60,548
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.60% due 12/10/2047(6)(7)	39,000	39,822
Commercial Mtg. Trust VRS Series 2013-CR11, Class AM 4.72% due 08/10/2050(6)(7)	12,000	12,983
Commerical Mtg. Trust VRS Series 2013-CR6, Class D 4.22% due 03/10/2046*(6)(7)	42,000	41,916
Commercial Mtg. Trust VRS Series 2014-CR17, Class C 4.95% due 05/10/2047(6)(7)	104,000	109,622
Commercial Mtg. Trust VRS Series 2010-C1, Class D 6.29% due 07/10/2046*(6)(7)	78,000	80,141
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 2.21% due 05/15/2038*(5)(6)(7)	10,117	179
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.65% due 02/15/2040*(5)(6)(7)	57,438	297
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.87% due 09/15/2039*(5)(6)(7)	2,816	0
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class XA 1.04% due 04/15/2050(5)(6)(7)	1,046,090	39,352
CSAIL Commercial Mtg. Trust VRS Series 2015-C1, Class C 4.44% due 04/15/2050(6)(7)	81,000	84,011
CSMC Trust VRS
Series 2016-NXSR, Class C
4.51% due 12/15/2049(6)(7)	37,000	38,179
DBUBS Mtg. Trust VRS Series 2011-LC3A, Class D 5.51% due 08/10/2044*(6)(7)	132,000	137,514
DBUBS Mtg. Trust VRS Series 2011-LC2A, Class D 5.71% due 07/10/2044*(7)	102,000	106,377
GS Mtg. Securities Corp. II VRS Series 2015-GC30, Class XA 0.98% due 05/10/2050(5)(6)(7)	397,066	13,344
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.66% due 02/10/2046(5)(6)(7)	779,283	35,644
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(7)	33,000	33,726
GS Mtg. Securities Trust VRS Series 2014-GC22, Class C 4.85% due 06/10/2047(6)(7)	68,000	71,147
GS Mtg. Securities Trust VRS Series 2013 -GC16, Class D 5.49% due 11/10/2046*(6)(7)	32,000	34,407
GS Mtg. Securities Trust VRS Series 2011-GC5, Class C 5.56% due 08/10/2044*(6)(7)	100,000	104,004
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.51% due 09/12/2037*(5)(6)(7)	48,266	134
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-LC11, Class AS 3.22% due 04/15/2046(7)	22,000	22,391

8

JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-LC11, Class C 3.96% due 04/15/2046(6)(7)	69,000	70,275
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C6, Class AS 4.12% due 05/15/2045(7)	19,000	19,736
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.32% due 05/15/2045(6)(7)	57,000	57,795
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C17, Class XA 0.93% due 01/15/2047(5)(6)(7)	674,912	19,327
JPMBB Commercial Mtg. Securities Trust VRS Series C14, Class C 4.71% due 08/15/2046(6)(7)	79,000	83,194
JPMBB Commercial Mtg. Securities Trust VRS Series 2014-C22, Class C 4.71% due 09/15/2047(6)(7)	19,000	19,372
JPMBB Commercial Mtg. Securities Trust VRS Series C15, Class B 4.93% due 11/15/2045(6)(7)	38,000	41,015
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C15, Class C 5.37% due 11/15/2045(6)(7)	55,000	59,533
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.51% due 11/15/2040*(5)(6)(7)	67,181	8
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.28% due 04/15/2041(6)(7)	14,024	14,381
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 4.45% due 02/25/2035(4)(6)	8,776	8,881
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.00% due 06/12/2043*(5)(6)(7)	38,233	1
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.53% due 07/15/2045*(5)(6)(7)	2,610	17
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 7.14% due 05/15/2044*(5)(6)(7)	750	7
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class XA 1.28% due 08/15/2047(5)(6)(7)	118,996	5,039
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C8, Class B 3.70% due 12/15/2048(6)(7)	19,000	19,356
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class B 3.93% due 11/15/2045(7)	69,000	71,325
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C18, Class C 4.62% due 10/15/2047(6)(7)	63,000	66,412
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C17, Class C 4.65% due 08/15/2047(6)(7)	85,000	89,076
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series C12, Class C 4.92% due 10/15/2046(6)(7)	55,000	59,242
Morgan Stanley Capital I Trust VRS Series 2016-BNK2, Class C 4.04% due 11/15/2049(6)(7)	27,000	27,802
Morgan Stanley Capital I Trust VRS Series C3, Class D 5.28% due 07/15/2049*(6)(7)	43,000	43,482
Towd Point Asset Trust FRS Series SL1, Class A 3.00% (1 ML+0.60%) due 01/25/2046*	74,182	73,174
UBS Commercial Mtg.Trust VRS Series 2012-C1, Class C 5.73% due 05/10/2045*(6)(7)	30,000	31,661
UBS-Barclays Commercial Mtg. Trust VRS Series 2012-C3 Class C 5.20% due 08/10/2049*(6)(7)	25,000	26,156
UBS-Citigroup Commercial Mtg. Trust Series 2011-C1, Class AS 5.15% due 01/10/2045*(7)	23,000	24,346
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2004-AR12, Class A2B
3.32% (1 ML+0.92%)
due 10/25/2044(4)	31,696	31,525
Wells Fargo Commercial Mtg. Trust Series 2016-BNK1, Class AS 2.81% due 08/15/2049(7)	29,000	28,967
Wells Fargo Commercial Mtg. Trust VRS Series 2016-BNK1, Class C 3.07% due 08/15/2049(6)(7)	113,000	108,991
Wells Fargo Commercial Mtg. Trust VRS Series 2012-LC5, Class D 4.92% due 10/15/2045*(6)(7)	34,000	35,112
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.35% due 03/15/2045*(5)(6)(7)	238,715	8,666

9

WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.70% due 12/15/2045*(5)(6)(7)	174,705	7,814
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class XA 2.07% due 11/15/2045*(5)(6)(7)	105,975	5,525
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class AS 3.24% due 12/15/2045(7)	23,000	23,426
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(7)	47,000	48,147
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class AS 3.66% due 08/15/2045(7)	18,000	18,588
WF-RBS Commercial Mtg. Trust VRS Series 2013-UBS1, Class AS 4.31% due 03/15/2046(6)(7)	24,000	25,808
WF-RBS Commercial Mtg. Trust VRS Series 2013-C18, Class AS 4.39% due 12/15/2046(6)(7)	67,000	71,781
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class C 4.52% due 12/15/2045(6)(7)	18,000	17,921
WF-RBS Commercial Mtg. Trust VRS Series 2013-C16, Class AS 4.67% due 09/15/2046(6)(7)	20,000	21,560
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class D 4.97% due 06/15/2045*(6)(7)	55,000	53,197
WF-RBS Commercial Mtg. Trust VRS Series 2012-C9, Class D 4.97% due 11/15/2045*(6)(7)	51,000	51,326
WF-RBS Commercial Mtg. Trust VRS Series 2011-C3, Class D 5.86% due 03/15/2044*(6)(7)	34,000	30,688
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class C 5.86% due 11/15/2044*(6)(7)	101,000	106,576
Total Asset Backed Securities (cost $3,616,020)		3,226,152
CONVERTIBLE BONDS & NOTES — 0.0%
Cable/Satellite TV — 0.0%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026 (cost $4,673)	5,000	4,861
U.S. CORPORATE BONDS & NOTES — 6.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.65% due 10/01/2028	71,000	77,539
Omnicom Group, Inc. Senior Notes 3.60% due 04/15/2026	15,000	15,344
		92,883
Advertising Sales — 0.0%
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	2,000	2,058
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,337
		12,395
Aerospace/Defense — 0.0%
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	55,000	56,459
Aerospace/Defense-Equipment — 0.1%
L3 Technologies, Inc. Company Guar. Notes 3.85% due 12/15/2026	38,000	39,777
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	25,000	27,303
TransDigm, Inc.
Senior Sec. Notes
6.25% due 03/15/2026*	15,000	15,787
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	25,000	25,187
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	28,000	28,315
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	5,000	5,058
		141,427
Agricultural Chemicals — 0.1%
CF Industries, Inc. Senior Sec. Notes 4.50% due 12/01/2026*	65,000	67,585
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	20,000	17,900
		85,485
Airlines — 0.0%
Delta Air Lines Pass Through Trust Pass-Through Certs. Series 2009-1, Class A 7.75% due 06/17/2021	983	1,003
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 4.63% due 05/15/2024*	10,000	10,382
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	20,000	20,101

10

Microsoft Corp. Senior Notes 3.70% due 08/08/2046	38,000	41,072
salesforce.com, Inc. Senior Notes 3.70% due 04/11/2028	75,000	80,860
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	5,000	5,188
		147,221
Auto-Cars/Light Trucks — 0.1%
BMW US Capital LLC Company Guar. Notes 2.80% due 04/11/2026*	31,000	31,237
BMW US Capital LLC Company Guar. Notes 3.40% due 08/13/2021*	15,000	15,289
BMW US Capital LLC Company Guar. Notes 3.95% due 08/14/2028*	35,000	37,676
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	8,000	8,067
General Motors Financial Co., Inc. Company Guar. Notes 4.30% due 07/13/2025	9,000	9,277
		101,546
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	19,850
Navistar International Corp. Company Guar. Notes 6.63% due 11/01/2025*	25,000	26,187
		46,037
Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 3.80% due 09/15/2027	53,000	52,463
Banks-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	2,000	2,122
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	16,000	17,080
		19,202
Banks-Mortgage — 0.0%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	10,000	8,500
Freedom Mtg. Corp. Senior Notes 8.25% due 04/15/2025*	15,000	12,900
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 6.38% due 06/15/2025*	15,000	14,100
		35,500
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	5,000	5,138
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	9,000	9,646
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	62,000	67,877
		77,523
Brewery — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	18,000	18,926
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	14,000	15,165
Anheuser-Busch InBev Worldwide, Inc.
Company Guar. Notes
4.75% due 01/23/2029	17,000	19,299
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	14,000	17,157
		70,547
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Class B 6.50% due 11/15/2022	18,000	18,337
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024*	10,000	10,850
iHeartCommunications, Inc./Clear Channel Escrow Notes 9.00% due 12/15/2019†(2)	21,000	0
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	6,268	6,652
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	17,299	18,121
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 08/01/2024*	30,000	31,079

11

Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	15,000	14,269
		99,308
Building & Construction Products-Misc. — 0.1%
BMC East LLC Senior Sec. Notes 5.50% due 10/01/2024*	20,000	20,275
Builders FirstSource, Inc. Senior Sec. Notes 5.63% due 09/01/2024*	20,000	20,613
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*	5,000	5,275
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	5,000	5,069
Louisiana-Pacific Corp. Senior Notes 4.88% due 09/15/2024	15,000	15,244
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	55,000	55,687
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	20,000	20,700
		142,863
Building & Construction-Misc. — 0.0%
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	20,000	19,475
TopBuild Corp. Company Guar. Notes 5.63% due 05/01/2026*	15,000	15,337
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,863
		45,675
Building Products-Cement — 0.0%
US Concrete, Inc. Company Guar. Notes 6.38% due 06/01/2024	18,000	18,720
Building Products-Doors & Windows — 0.0%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	5,000	4,906
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	5,000	4,838
		9,744
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	25,000	25,500
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	20,000	18,125
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	20,000	21,175
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	10,000	10,137
		49,437
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	27,397
Lennar Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	16,444
PulteGroup, Inc. Company Guar. Notes 5.50% due 03/01/2026	10,000	10,800
PulteGroup, Inc. Company Guar. Notes 7.88% due 06/15/2032	20,000	23,800
TRI Pointe Group Inc./TRI Pointe Homes Inc.
Company Guar. Notes
5.88% due 06/15/2024	10,000	10,322
		88,763
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,197
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	45,000	46,462
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	20,000	20,931
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	25,000	26,219
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	25,000	26,125
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	12,000	13,028
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	22,000	23,214

12

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	28,000	32,993
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	12,318
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	55,000	56,924
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	27,000	28,472
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	13,553
Cox Communications, Inc. Senior Notes 3.50% due 08/15/2027*	25,000	25,468
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	76,000	78,945
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	29,000	31,030
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	40,000	37,850
		479,729
Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	5,000	5,256
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	5,000	5,289
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	10,000	10,325
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	20,000	20,544
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Sec. Notes 10.25% due 11/15/2022*	25,000	26,813
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,200
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	10,000	9,850
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. Company Guar. Notes 5.25% due 05/15/2027*	30,000	30,113
		124,390
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	10,000	10,925
Eldorado Resorts, Inc. Company Guar. Notes 7.00% due 08/01/2023	5,000	5,225
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	20,000	20,300
		36,450
Cellular Telecom — 0.1%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,217
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	15,000	15,904
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	16,000	17,000
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	46,709
T-Mobile USA, Inc.
Company Guar. Notes
4.00% due 04/15/2022	5,000	5,113
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	5,000	5,119
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	10,000	10,288
T-Mobile USA, Inc. Company Guar. Notes 5.38% due 04/15/2027	15,000	16,050
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,113
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	30,000	31,155
		158,668
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	22,000	22,583
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	19,000	20,127

13

Westlake Chemical Corp. Company Guar. Notes 3.60% due 08/15/2026	31,000	31,488
Westlake Chemical Corp. Company Guar. Notes 4.38% due 11/15/2047	14,000	13,193
		87,391
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 5.38% due 05/15/2027	10,000	9,525
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	5,000	5,172
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	10,000	10,450
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	65,000	67,669
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	35,000	35,525
Ingevity Corp. Senior Notes 4.50% due 02/01/2026*	20,000	19,400
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	40,000	43,712
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	10,000	10,125
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	15,000	15,169
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	15,000	16,162
		232,909
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	25,000	24,444
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	35,000	36,021
Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	25,000	24,937
TMS International Corp. Senior Notes 7.25% due 08/15/2025*	15,000	14,513
		39,450
Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Senior Notes 4.75% due 08/01/2028	20,000	21,848
S&P Global, Inc. Company Guar. Notes 4.40% due 02/15/2026	15,000	16,529
		38,377
Computer Services — 0.0%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	25,000	21,687
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	35,000	36,050
		57,737
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	4,000	3,670
Computers — 0.1%
Apple, Inc. Senior Notes 4.38% due 05/13/2045	28,000	31,913
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	90,000	99,286
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	20,000	21,115
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	8,000	10,100
		162,414
Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	50,000	49,052
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 5.13% due 04/01/2025*	5,000	5,140
Consumer Products-Misc. — 0.0%
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024	30,000	30,900
Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	35,000	35,017

14

BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	25,000	24,125
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	10,000	11,500
Greif, Inc. Company Guar. Notes 6.50% due 03/01/2027*	15,000	15,488
		86,130
Containers-Paper/Plastic — 0.1%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	5,000	5,200
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	5,000	4,925
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	15,000	15,334
Berry Global, Inc. Sec. Notes 5.50% due 05/15/2022	6,000	6,068
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	10,000	10,275
WestRock MWV LLC Company Guar. Notes 7.95% due 02/15/2031	1,000	1,338
WestRock MWV LLC Company Guar. Notes 8.20% due 01/15/2030	20,000	26,957
		70,097
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	5,000	5,281
Fidelity National Information Services, Inc. Senior Notes 3.00% due 08/15/2026	3,000	3,036
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	13,000	13,811
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	72,000	78,505
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	10,000	10,180
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	25,000	25,703
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	80,000	86,606
		223,122
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	16,235
Disposable Medical Products — 0.0%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	10,000	10,125
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.75% due 12/15/2023*	10,000	10,362
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	5,000	5,213
IAA Spinco, Inc. Senior Notes 5.50% due 06/15/2027*	5,000	5,200
Univar USA, Inc. Company Guar. Notes 6.75% due 07/15/2023*	10,000	10,187
		30,962
Diversified Banking Institutions — 0.3%
Citigroup, Inc.
Senior Notes
3.67% due 07/24/2028	40,000	41,744
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	105,000	113,127
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	60,000	62,712
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	75,000	80,438
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	11,772
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	50,000	52,438
JPMorgan Chase & Co. Senior Notes 3.96% due 11/15/2048	85,000	90,184
		452,415
Diversified Manufacturing Operations — 0.0%
Amsted Industries, Inc. Company Guar. Notes 5.63% due 07/01/2027*	10,000	10,425

15

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.15% due 08/22/2027	30,000	31,535
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	30,000	34,063
		65,598
E-Commerce/Services — 0.0%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	5,000	5,175
Match Group, Inc. Senior Notes 5.00% due 12/15/2027*	20,000	20,948
		26,123
Educational Software — 0.0%
Ascend Learning LLC Senior Notes 6.88% due 08/01/2025*	25,000	25,435
Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 5.88% due 02/01/2033	25,000	31,372
Electric-Generation — 0.1%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	30,000	30,176
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*	25,000	25,344
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	10,000	10,363
Vistra Operations Co LLC Company Guar. Notes 5.50% due 09/01/2026*	25,000	26,406
Vistra Operations Co. LLC Senior Notes 5.63% due 02/15/2027*	10,000	10,588
		102,877
Electric-Integrated — 0.3%
AES Corp. Senior Notes 4.50% due 03/15/2023	5,000	5,138
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	6,105
AES Corp. Senior Notes 5.13% due 09/01/2027	30,000	31,650
AES Corp. Senior Notes 5.50% due 04/15/2025	30,000	31,162
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	40,000	43,842
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	24,011
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	25,000	33,452
Berkshire Hathaway Energy Co. Senior Notes 6.50% due 09/15/2037	5,000	6,584
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,766
Duke Energy Ohio, Inc. 1st Mtg. Notes 3.65% due 02/01/2029	55,000	59,043
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	54,000	56,714
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	6,000	6,821
FirstEnergy Transmission LLC
Senior Notes
5.45% due 07/15/2044*	35,000	41,584
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	10,000	10,352
PacifiCorp 1st Mtg. Notes 6.25% due 10/15/2037	15,000	20,226
Puget Energy, Inc. Senior Sec. Notes 3.65% due 05/15/2025	25,000	25,594
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†	11,000	44
		413,088
Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	46,000	45,075
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	50,000	52,138
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026	10,000	10,583
		107,796

16

Electronic Measurement Instruments — 0.0%
Itron, Inc. Company Guar. Notes 5.00% due 01/15/2026*	20,000	20,450
Electronic Security Devices — 0.0%
Resideo Funding, Inc. Company Guar. Notes 6.13% due 11/01/2026*	10,000	10,400
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	31,200
Enterprise Software/Service — 0.0%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	15,000	15,264
Oracle Corp. Senior Notes 2.65% due 07/15/2026	30,000	30,137
		45,401
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Sub. Notes 5.75% due 11/20/2025	45,000	49,777
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	14,501
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	36,000	47,581
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	5,000	5,256
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	5,000	5,194
		122,309
Finance-Consumer Loans — 0.0%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 11.13% due 04/01/2023*	10,000	9,450
Finance-Credit Card — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	15,195
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	15,000	15,753
		30,948
Finance-Investment Banker/Broker — 0.1%
Cantor Fitzgerald LP Notes 6.50% due 06/17/2022*	39,000	41,950
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	30,000	30,713
		72,663
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	15,000	15,077
Air Lease Corp. Senior Notes 4.63% due 10/01/2028	60,000	64,304
		79,381
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 8.13% due 07/15/2023*	10,000	10,200
Nationstar Mtg. Holdings, Inc. Company Guar. Notes 9.13% due 07/15/2026*	5,000	5,075
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 07/01/2021	25,000	25,038
		40,313
Finance-Other Services — 0.0%
BGC Partners, Inc.
Senior Notes
5.13% due 05/27/2021	5,000	5,169
Food-Misc./Diversified — 0.0%
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	63,000	65,520
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 7.50% due 03/15/2026*	10,000	10,675
Fresh Market, Inc. Senior Sec. Notes 9.75% due 05/01/2023*	10,000	6,800
		17,475
Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 5.00% due 09/01/2026*	10,000	9,875
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	10,000	10,250
Service Corp. International Senior Notes 4.63% due 12/15/2027	15,000	15,319
Service Corp. International Senior Notes 5.13% due 06/01/2029	20,000	21,050

17

Service Corp. International Senior Notes 5.38% due 05/15/2024	24,000	24,690
		71,309
Gambling (Non-Hotel) — 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	25,000	25,078
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	25,000	26,250
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	22,000	23,072
		74,400
Golf — 0.0%
Constellation Merger Sub, Inc. Senior Notes 8.50% due 09/15/2025*	30,000	27,825
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Notes 4.88% due 07/15/2027*	10,000	10,164
Clean Harbors, Inc. Senior Notes 5.13% due 07/15/2029*	5,000	5,100
		15,264
Home Decoration Products — 0.0%
Newell Brands, Inc.. Senior Notes 4.20% due 04/01/2026	15,000	14,907
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	5,000	5,075
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	70,000	72,341
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 5.38% due 04/15/2026*	10,000	10,463
		87,879
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	10,000	10,175
Calpine Corp. Senior Notes 5.75% due 01/15/2025	20,000	19,850
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,068
GenOn Energy, Inc. Escrow Notes 9.88% due 10/15/2020†(2)	20,000	0
GenOn Energy, Inc./NRG Americas, Inc. FRS Sec. Notes 9.04% (6 ML+6.50%) due 12/01/2023	4,335	4,297
NRG Energy, Inc. Senior Sec. Notes 3.75% due 06/15/2024*	35,000	35,958
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	65,000	67,631
NRG Energy, Inc. Senior Notes 5.25% due 06/15/2029*	10,000	10,675
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	10,000	10,725
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	10,000	10,863
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	10,000	11,012
Vistra Energy Corp.
Company Guar. Notes
8.13% due 01/30/2026*	10,000	10,775
		195,029
Insurance Brokers — 0.1%
Alliant Holdings Intermediated LLC Senior Notes 8.25% due 08/01/2023*	10,000	10,247
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	20,000	20,275
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	33,000	36,409
USI, Inc. Senior Notes 6.88% due 05/01/2025*	10,000	9,900
		76,831
Insurance-Life/Health — 0.1%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	25,000	26,937
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	15,000	16,237
OneAmerica Financial Partners, Inc. Senior Notes 7.00% due 10/15/2033*	20,000	25,767

18

Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	21,261
		90,202
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 03/30/2040	25,000	32,530
Insurance-Mutual — 0.0%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	32,000	52,495
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	27,886
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	15,000	15,468
Netflix, Inc. Senior Notes 5.88% due 11/15/2028	25,000	27,678
Netflix, Inc. Senior Notes 6.38% due 05/15/2029*	5,000	5,683
		48,829
Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,140
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 02/01/2022	5,000	5,119
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026*	10,000	10,138
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.75% due 02/01/2024	10,000	10,387
		39,784
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. Senior Notes 4.88% due 04/15/2045*	15,000	14,359
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Senior Notes 4.60% due 05/15/2028	35,000	36,913
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025	15,000	15,562
		52,475
Machinery-Electrical — 0.0%
Vertiv Group Corp. Senior Notes 9.25% due 10/15/2024*	10,000	9,575
Vertiv Intermediate Holding Corp. Senior Notes 12.00% due 02/15/2022*(8)	5,000	4,825
		14,400
Machinery-General Industrial — 0.0%
RBS Global, Inc./Rexnord LLC Company Guar. Notes 4.88% due 12/15/2025*	25,000	25,312
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	20,000	21,075
Tennant Co. Company Guar. Notes 5.63% due 05/01/2025	10,000	10,325
		56,712
Medical Labs & Testing Services — 0.0%
Eagle Holding Co. II LLC Notes 7.75% due 05/15/2022*(8)	5,000	5,038
Medical Products — 0.0%
Becton Dickinson and Co.
Senior Notes
3.70% due 06/06/2027	27,000	28,193
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	5,000	5,069
		33,262
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 2.60% due 08/19/2026	12,000	11,815
Amgen, Inc. Senior Notes 4.66% due 06/15/2051	23,000	25,118
		36,933
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	10,000	11,188
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	15,000	16,493
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	110,000	115,163

19

Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	75,000	79,923
		222,767
Medical-Generic Drugs — 0.0%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	15,000	14,738
Medical-HMO — 0.1%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,319
Centene Corp. Senior Notes 5.38% due 06/01/2026*	5,000	5,256
Centene Corp. Senior Notes 6.13% due 02/15/2024	15,000	15,712
Molina Healthcare, Inc. Senior Notes 4.88% due 06/15/2025*	5,000	5,075
Molina Healthcare, Inc. Senior Notes 5.38% due 11/15/2022	10,000	10,400
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	80,000	86,648
WellCare Health Plans, Inc. Senior Notes 5.25% due 04/01/2025	5,000	5,213
WellCare Health Plans, Inc. Senior Notes 5.38% due 08/15/2026*	5,000	5,300
		148,923
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	55,000	52,937
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	25,000	16,875
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	5,000	4,811
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	17,000	12,708
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	35,000	35,979
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	20,000	21,789
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	45,000	49,824
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	10,000	10,684
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,308
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	5,000	5,063
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	24,000	24,706
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	20,000	20,700
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	20,000	20,975
		280,359
Medical-Outpatient/Home Medical — 0.0%
Air Medical Group Holdings, Inc.
Senior Notes
6.38% due 05/15/2023*	25,000	22,375
ASP AMC Merger Sub, Inc.
Senior Notes
8.00% due 05/15/2025*	15,000	8,962
		31,337
Metal Processors & Fabrication — 0.0%
Park-Ohio Industries, Inc. Company Guar. Notes 6.63% due 04/15/2027	10,000	10,000
Zekelman Industries, Inc. Senior Sec. Notes 9.88% due 06/15/2023*	15,000	15,834
		25,834
Metal-Aluminum — 0.0%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	20,000	20,250
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	15,000	15,727
		35,977
Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	5,000	4,575
Freeport-McMoRan, Inc. Company Guar. Notes 6.88% due 02/15/2023	15,000	15,788
		20,363
Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	16,000	16,362

20

Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	34,000	35,895
Joseph T Ryerson & Son, Inc. Senior Sec. Notes 11.00% due 05/15/2022*	10,000	10,575
		62,832
Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*	15,000	15,375
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	15,000	15,769
		31,144
Multimedia — 0.0%
Walt Disney Co. Company Guar. Notes 4.75% due 09/15/2044*	20,000	24,424
Walt Disney Co. Company Guar. Notes 7.75% due 01/20/2024*	20,000	24,367
Walt Disney Co. Company Guar. Notes 7.75% due 12/01/2045*	10,000	16,726
		65,517
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	10,000	10,200
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	10,000	10,324
		20,524
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 5.75% due 02/01/2025	25,000	22,156
Oil Companies-Exploration & Production — 0.3%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	6,000	5,760
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	10,862
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	5,000	4,826
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	5,000	4,563
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 10.00% due 04/01/2022*	11,000	11,645
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020	10,000	9,550
California Resources Corp. Sec. Notes 8.00% due 12/15/2022*	9,000	6,784
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 01/15/2025	40,000	37,100
Chesapeake Energy Corp. Company Guar. Notes 8.00% due 06/15/2027	5,000	4,406
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	15,000	11,512
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	43,000	44,495
Covey Park Energy LLC/Covey Park Finance Corp. Company Guar. Notes 7.50% due 05/15/2025*	25,000	18,000
Denbury Resources, Inc. Sec. Notes 7.75% due 02/15/2024*	5,000	4,150
Denbury Resources, Inc.
Sec. Notes
9.00% due 05/15/2021*	22,000	21,670
Diamondback Energy, Inc. Company Guar. Notes 5.38% due 05/31/2025	25,000	26,281
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	20,000	21,050
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	65,000	70,783
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 7.75% due 05/15/2026*	10,000	8,925
EQT Corp. Senior Notes 3.90% due 10/01/2027	30,000	28,483
Indigo Natural Resources LLC Senior Notes 6.88% due 02/15/2026*	20,000	17,950
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	15,000	16,055
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*	25,000	24,187

21

Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	15,000	14,962
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	5,000	5,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024	10,000	9,175
SM Energy Co. Senior Notes 6.13% due 11/15/2022	4,000	3,970
SM Energy Co. Senior Notes 6.63% due 01/15/2027	5,000	4,625
SM Energy Co. Senior Notes 6.75% due 09/15/2026	5,000	4,688
Whiting Petroleum Corp. Company Guar. Notes 6.63% due 01/15/2026	10,000	9,644
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	15,000	15,581
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	4,000	4,170
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	10,000	11,400
		492,252
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	20,000	20,381
BP Capital Markets America, Inc. Company Guar. Notes 3.94% due 09/21/2028	58,000	63,175
		83,556
Oil-Field Services — 0.0%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	15,000	15,112
Chesapeake Oilfield Escrow Notes 6.63% due 11/15/2019†(2)	20,000	2
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	5,000	4,875
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	10,000	6,975
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	5,000	3,212
Seventy Seven Energy, Inc. Escrow Notes 6.50% due 07/15/2022†(2)	5,000	1
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	10,000	10,574
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027*	5,000	5,251
		46,002
Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,150
Mercer International, Inc. Senior Notes 5.50% due 01/15/2026	5,000	4,975
Mercer International, Inc. Senior Notes 6.50% due 02/01/2024	10,000	10,350
Mercer International, Inc. Senior Notes 7.75% due 12/01/2022	4,000	4,150
		26,625
Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 3.70% due 03/09/2023	2,000	2,068
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	59,196	71,499
		73,567
Pipelines — 0.4%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	88,000	95,590
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	35,000	38,981
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	20,000	21,500
El Paso Natural Gas Co. LLC Company Guar. Notes 8.38% due 06/15/2032	30,000	40,310
Energy Transfer LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	9,000	9,507
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	5,000	5,589

22

Energy Transfer Operating LP Company Guar. Notes 5.88% due 01/15/2024	67,000	74,582
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	2,000	2,370
Energy Transfer Partners LP Company Guar. Notes 5.20% due 02/01/2022	15,000	15,846
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	15,000	15,537
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. Senior Notes 5.63% due 02/15/2026*	25,000	25,719
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	25,000	26,000
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,000	4,433
Kinder Morgan, Inc. Company Guar. Notes 7.75% due 01/15/2032	24,000	32,860
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	35,000	36,845
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	17,000	18,640
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	10,000	9,858
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 5.50% due 01/15/2028*	20,000	20,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	35,000	35,087
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027*	10,000	10,912
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.88% due 01/15/2029*	5,000	5,543
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	5,000	5,131
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	51,000	54,100
Williams Cos., Inc. Senior Notes 7.75% due 06/15/2031	10,000	13,185
		618,350
Private Equity — 0.0%
KKR Group Finance Co. VI LLC Company Guar. Notes 3.75% due 07/01/2029*	30,000	30,789
Publishing-Periodicals — 0.0%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	20,000	21,223
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	20,000	19,075
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	10,000	9,875
Radio — 0.1%
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	15,000	15,600
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	15,000	15,806
Sirius XM Radio, Inc.
Company Guar. Notes
5.00% due 08/01/2027*	75,000	76,305
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	9,000	9,250
Townsquare Media, Inc. Company Guar. Notes 6.50% due 04/01/2023*	5,000	4,925
		121,886
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 3.38% due 10/15/2026	25,000	25,431
American Tower Corp. Senior Notes 3.55% due 07/15/2027	20,000	20,386
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	26,000	26,775
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	55,000	57,120
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	5,000	5,389

23

Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	11,000	11,695
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	100,000	108,408
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	66,000	70,750
Equinix, Inc. Senior Notes 5.88% due 01/15/2026	5,000	5,294
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	10,000	10,237
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	10,000	10,714
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	10,000	10,814
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	18,000	17,184
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	10,000
Iron Mountain US Holdings, Inc. Company Guar. Notes 5.38% due 06/01/2026*	10,000	10,037
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	10,000	9,912
Iron Mountain, Inc. Company Guar. Notes 5.25% due 03/15/2028*	5,000	5,006
iStar, Inc. Senior Notes 5.25% due 09/15/2022	5,000	5,119
iStar, Inc. Senior Notes 6.00% due 04/01/2022	5,000	5,125
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 01/15/2028	5,000	4,963
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	5,000	5,388
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	15,000	15,150
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	27,963
		478,860
Real Estate Management/Services — 0.0%
CBRE Services, Inc. Company Guar. Notes 4.88% due 03/01/2026	17,000	18,504
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	13,000	14,351
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 9.38% due 04/01/2027*	5,000	4,381
		37,236
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 5.38% due 03/15/2025*	20,000	20,664
WeWork Cos., Inc. Company Guar. Notes 7.88% due 05/01/2025*	25,000	24,665
		45,329
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,862
ERAC USA Finance LLC
Company Guar. Notes
5.63% due 03/15/2042*	39,000	47,132
		62,994
Research & Development — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Company Guar. Notes 6.38% due 08/01/2023*	20,000	20,700
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	20,000	20,312
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	25,000	26,000
		46,312
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	3,000	3,043
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,275

24

Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	15,000	15,637
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,193
		43,148
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	10,000	9,900
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023	10,000	10,388
		20,288
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	10,272
Retail-Drug Store — 0.0%
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*	20,000	16,875
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	20,000	20,191
		37,066
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	15,000	15,520
Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	35,000	34,794
Staples, Inc. Senior Notes 10.75% due 04/15/2027*	20,000	19,900
		54,694
Retail-Restaurants — 0.1%
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	25,000	25,750
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	15,000	15,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	10,000	10,250
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	20,000	20,675
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	15,000	15,731
		88,156
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	14,000	14,009
Software Tools — 0.0%
VMware, Inc. Senior Notes 3.90% due 08/21/2027	15,000	15,215
Steel-Producers — 0.0%
Big River Steel LLC/BRS Finance Corp. Senior Sec. Notes 7.25% due 09/01/2025*	15,000	15,758
Steel Dynamics, Inc. Company Guar. Notes 5.00% due 12/15/2026	5,000	5,212
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	15,000	15,544
		36,514
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	10,000	10,275
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	5,000	5,358
		15,633
Telecommunication Equipment — 0.0%
Aveta, Inc. Escrow Notes 7.00% due 04/01/2019†(2)	31,000	0
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	35,000	32,803
CommScope, Inc. Senior Sec. Notes 5.50% due 03/01/2024*	5,000	5,131
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	5,000	5,125
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	15,000	14,925
		57,984
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	75,000	80,781

25

AT&T, Inc. Senior Notes 4.75% due 05/15/2046	5,000	5,280
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	15,000	14,550
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025	40,000	24,800
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	270,000	279,450
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	60,000	61,668
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	129,000	142,957
		609,486
Television — 0.1%
CBS Corp. Company Guar. Notes 2.90% due 01/15/2027	18,000	17,463
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	6,000	6,278
CBS Corp. Company Guar. Notes 4.20% due 06/01/2029	30,000	31,780
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	21,000	21,709
Gray Television, Inc. Senior Notes 7.00% due 05/15/2027*	25,000	27,125
Nexstar Escrow, Inc. Senior Notes 5.63% due 07/15/2027*	5,000	5,119
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	10,000	10,225
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	10,000	10,174
		129,873
Theaters — 0.1%
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.75% due 06/15/2025	10,000	9,263
AMC Entertainment Holdings, Inc. Company Guar. Notes 5.88% due 11/15/2026	15,000	13,425
AMC Entertainment Holdings, Inc. Company Guar. Notes 6.13% due 05/15/2027	5,000	4,450
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	18,000	18,225
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	5,000	5,144
Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	20,000	20,975
		71,482
Tools-Hand Held — 0.0%
Werner FinCo LP/Werner FinCo, Inc, Company Guar. Notes 8.75% due 07/15/2025*	20,000	16,950
Transactional Software — 0.0%
Solera LLC/Solera Finance, Inc. Senior Notes 10.50% due 03/01/2024*	25,000	27,031
Transport-Rail — 0.0%
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	19,000	19,285
Travel Services — 0.0%
Sabre GLBL, Inc.
Senior Sec. Notes
5.38% due 04/15/2023*	15,000	15,338
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	16,000	15,985
Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc. Senior Notes 4.90% due 08/28/2028	68,000	75,943
Web Portals/ISP — 0.0%
Alphabet Inc Senior Notes 2.00% due 08/15/2026	35,000	34,083
Total U.S. Corporate Bonds & Notes (cost $10,464,342)		10,943,723
FOREIGN CORPORATE BONDS & NOTES — 0.9%
Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	25,000	25,500
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	10,000	10,012
Bombardier, Inc. Senior Notes 8.75% due 12/01/2021*	5,000	5,450
		40,962

26

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	45,000	48,660
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	5,000	5,194
Panther BF Aggregator 2 LP/Panther Finance Co, Inc. Company Guar. Notes 8.50% due 05/15/2027*	15,000	15,450
		20,644
Banks-Commercial — 0.2%
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	10,000	10,141
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025	126,000	138,128
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	10,076
Royal Bank of Canada Sub. Notes 4.65% due 01/27/2026	50,000	54,574
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	19,000	19,362
		232,281
Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	25,000	26,591
Building Products-Air & Heating — 0.0%
Johnson Controls International PLC Senior Notes 4.50% due 02/15/2047	35,000	35,549
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	6,000	6,105
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*	5,000	5,269
Mattamy Group Corp. Senior Notes 6.88% due 12/15/2023*	10,000	10,412
		21,786
Cable/Satellite TV — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,000	1,070
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	30,000	31,312
		32,382
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	35,000	37,835
Chemicals-Specialty — 0.0%
Tronox Finance PLC Company Guar. Notes 5.75% due 10/01/2025*	5,000	4,850
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	10,000	9,825
Commercial Services-Finance — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	15,000	15,480
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	60,000	64,356
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	35,000	35,997
		115,833
Diversified Minerals — 0.0%
Glencore Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	5,350
Teck Resources, Ltd. Senior Notes 3.75% due 02/01/2023	5,000	5,088
		10,438
Electronic Components-Misc. — 0.0%
Legrand France SA Senior Notes 8.50% due 02/15/2025	29,000	36,895
Finance-Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	5,000	5,238
Gold Mining — 0.0%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*	5,000	4,663
Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Notes 7.00% due 06/01/2026*	20,000	20,475
GFL Environmental, Inc. Senior Notes 8.50% due 05/01/2027*	15,000	16,144
		36,619

27

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 4.25% due 12/12/2042	20,000	20,048
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	55,000	57,990
Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Company Guar. Notes 6.50% due 06/15/2023*	5,000	5,163
Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	5,000	5,213
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	5,000	5,255
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	50,000	51,061
Bausch Health Cos., Inc. Senior Sec. Notes 6.50% due 03/15/2022*	5,000	5,181
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	15,000	15,939
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	5,000	5,181
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	15,000	15,600
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	10,000	11,173
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	10,000	6,700
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	23,000	23,225
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	28,000	28,235
		172,763
Metal-Copper — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	10,000	10,325
Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc. Senior Notes 3.50% due 05/01/2029	50,000	52,049
Oil & Gas Drilling — 0.1%
Ensco Rowan PLC Senior Notes 7.75% due 02/01/2026	10,000	7,450
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024	5,000	3,813
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	10,000	8,603
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	20,000	19,350
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	9,450	9,733
Transocean Poseidon, Ltd. Senior Sec. Notes 6.88% due 02/01/2027*	10,000	10,569
Transocean Sentry, Ltd. Senior Sec. Notes 5.38% due 05/15/2023*	10,000	10,012
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	5,000	4,250
		73,780
Oil Companies-Exploration & Production — 0.0%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	5,000	4,775
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	25,000	23,812
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	10,000	10,050
Vermilion Energy, Inc. Company Guar. Notes 5.63% due 03/15/2025*	5,000	4,900
		43,537
Oil Companies-Integrated — 0.0%
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	10,000	11,951
Equinor ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	37,398
		49,349
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	15,000	17,438

28

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023*	98,000	102,031
Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	15,000	16,303
Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.55% due 07/26/2027*	50,000	51,011
Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 4.25% due 05/15/2024*	15,000	15,169
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 4.63% due 01/15/2022*	5,000	5,000
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	20,000	20,156
		40,325
Satellite Telecom — 0.1%
Intelsat Connect Finance SA Company Guar. Notes 9.50% due 02/15/2023*	35,000	30,975
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*	35,000	35,700
		66,675
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/2025	5,000	5,684
ArcelorMittal Senior Notes 7.00% due 10/15/2039	12,000	14,239
		19,923
Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	65,000	68,774
Level 3 Financing, Inc. Company Guar. Notes 5.63% due 02/01/2023	10,000	10,125
		78,899
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	26,187
Total Foreign Corporate Bonds & Notes (cost $1,559,637)		1,624,847
LOANS(9)(10)(11) — 0.1%
Auto-Heavy Duty Trucks — 0.1%
Navistar, Inc. FRS BTL-B 5.91% (1 ML+3.50%) due 11/06/2024	34,600	34,513
Broadcast Services/Program — 0.0%
iHeartCommunications, Inc. FRS BTL 6.58% (3 ML+4.00%) due 05/01/2026	5,548	5,554
Building & Construction Products-Misc. — 0.0%
AZEK Co. LLC FRS BTL-B 5.93% (12 ML +3.75%) due 09/30/2020	4,652	4,564
Building-Heavy Construction — 0.0%
Brand Industrial Services, Inc. FRS BTL 6.58 - 6.84% (3 ML+4.25%) due 06/21/2024	2,623	2,539
Brand Industrial Services, Inc. FRS BTL 6.73% (2 ML+4.25%) due 06/21/2024	2,302	2.229
		4,768
Rackspace Hosting, Inc. FRS 1st Lien 5.58% (3 ML+3.00%) due 11/03/2023	4,937	4,542
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. FRS BTL-B 6.02% (3 ML+3.50%) due 09/07/2023	9,576	7,992
Diagnostic Kits — 0.0%
Ortho-Clinical Diagnostics SA FRS BTL 5.68% (1 ML+3.25%) due 06/01/2025	9,750	9,364
Environmental Consulting & Engineering — 0.0%
Robertshaw US Holding Corp. FRS 1st Lien 5.94% (1 ML+3.50%) due 02/28/2025	9,875	9,085
Robertshaw US Holding Corp. FRS 2nd Lien 10.44% (1 ML +8.00%) due 02/28/2026	10,000	8,500
		17,585
Machinery-Pumps — 0.0%
Titan Acquisition, Ltd. FRS BTL 5.40% (1 ML+3.00%) due 03/28/2025	29,688	28,285

29

Oil Companies-Exploration & Production — 0.0%
California Resources Corp. FRS BTL 7.15% (1 ML +4.75%) due 11/17/2022	10,000	9,517
Oil-Field Services — 0.0%
FTS International, Inc. FRS BTL 6.00% (1 ML +4.75%) due 04/16/2021	2,190	2,184
Retail-Fabric Store — 0.0%
Jo-Ann Stores LLC FRS 2nd Lien 11.84% (3 ML +9.25%) due 05/21/2024	14,923	12,088
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B 5.15% (1 ML +2.75%) due 07/06/2021	6,867	6,820
Telecommunication Equipment — 0.0%
Avaya, Inc. FRS BTL-B 6.65% (1 ML +4.25%) due 12/15/2024	19,688	18,811
Total Loans (cost $175,356)		166,587
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	38,780
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	18,625
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	45,282
Total Municipal Bonds & Notes (cost $70,173)		102,687
U.S. GOVERNMENT AGENCIES — 1.6%
Federal Home Loan Mtg. Corp. — 0.0%
5.50% due 06/01/2035	2,913	3,238
7.50% due 10/01/2029	3,050	3,435
Federal Home Loan Mtg. Corp., REMIC FRS
Series 2990, Class LB 10.83% (-2.56*1 ML+16.95) due 06/15/2034(4)(12)	8,962	10,465
Series 3065, Class DC 12.68% (-3*1 ML+19.86) due 03/15/2035(4)(12)	20,212	28,320
Series 3072, Class SM 15.02% (-3.67*1 ML+23.80) due 11/15/2035(4)(12)	12,157	18,375
		63,833
Federal National Mtg. Assoc. — 1.6%
Fannie Mae Connecticut Avenue Securities FRS
Series 2019-R04, Class 2M2 4.50% (l ML+2.10%) due 06/25/2039*(2)(4)	20,000	20,000
Series 2018-C05, Class 1M2 4.75% (1 ML+2.35%) due 01/25/2031	13,000	13,115
Series 2014-C02, Class 2M2 5.00% (1 ML +2.60%) due 05/25/2024(4)	61,229	62,698
Series 2017-C01, Class 1M2 5.95% (1 ML+3.55%) due 07/25/2029(4)	15,000	15,877
Series 2016-C04, Class 1M2 6.65% (1 ML+4.25%) due 01/25/2029(4)	220,000	236,211
Series 2015-C01, Class 1M2 6.70% (1 ML+4.30%) due 02/25/2025(4)	11,646	12,457
Series 2015-C03, Class 2M2 7.40% (1 ML+5.00%) due 07/25/2025(4)	12,485	13,347
Series 2016-C03, Class 1M2 7.70% (1 ML+5.30%) due 10/25/2028(4)	10,000	11,096
Series 2016-C02, Class 1M2 8.40% (1 ML+6.00%) due 09/25/2028(4)	241,825	267,263
Federal National Mtg. Assoc.
3.00% due 09/01/2046	631,462	639,773
3.00% due 10/01/2046	243,779	246,921
3.50% due 01/01/2047	23,909	24,578
4.00% due 09/01/2020	1,039	1,078
4.00% due July TBA	1,000,000	1,033,535
4.50% due 03/01/2020	361	369
4.50% due 04/01/2020	193	197
4.50% due 09/01/2020	844	862
4.50% due 11/01/2020	420	429
5.00% due 03/01/2021	576	589
6.00% due 06/01/2036	1,064	1,203
6.50% due 01/01/2036	6	7
6.50% due 06/01/2036	6,489	7,253
6.50% due 07/01/2036	3,018	3,600
6.50% due 09/01/2036	8,289	9,521
6.50% due 11/01/2036	19,994	22,381
7.00% due 06/01/2033	3,107	3,523
7.00% due 04/01/2035	4,829	5,706
7.50% due 04/01/2024	3,420	3,616
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.38% due 10/25/2041(4)(5)(6)	64,651	988

30

Federal National Mtg. Assoc., REMIC FRS
Series 2005-75, Class GS 13.04% (-3*1 ML+20.25) due 08/25/2035(4)(12)	5,519	7,163
Series 2005-122, Class SE 14.68% (-3.5*1 ML+23.10) due 11/25/2035(4)(12)	6,152	8,208
Series 2006-8, Class HP 15.75% (-3.67*1 ML+24.57) due 03/25/2036(4)(12)	12,340	18,994
		2,692,558
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	12,406	14,678
6.50% due 09/20/2037	3,001	3,562
		18,240
Total U.S. Government Agencies (cost $2,758,832)		2,774,631
U.S. GOVERNMENT TREASURIES — 4.4%
United States Treasury Bonds — 1.3%
2.75% due 08/15/2042(13)	1,780,000	1,867,818
3.00% due 02/15/2047	330,000	361,904
		2,229,722
United States Treasury Notes — 3.1%
1.50% due 05/31/2020	1,040,000	1,035,206
1.63% due 10/31/2023	490,000	487,550
1.88% due 11/30/2021	430,000	431,361
2.00% due 11/30/2020	1,050,000	1,052,174
2.00% due 02/15/2022	660,000	664,666
2.13% due 12/31/2022	700,000	709,543
2.63% due 06/15/2021	890,000	904,845
		5,285,345
Total U.S. Government Treasuries (cost $7,228,542)		7,515,067
EXCHANGE-TRADED FUNDS — 2.6%
iShares MSCI Emerging Markets ETF	1,915	82,173
SPDR S&P 500 ETF Trust	13,140	3,850,020
SPDR S&P MidCap 400 ETF Trust	1,496	530,466
Total Exchange-Traded Funds (cost $4,162,518)		4,462,659
EQUITY CERTIFICATES — 0.2%
Airport Development/Maintenance — 0.0%
UBS AG - Guangzhou Baiyun International Airport Co., Ltd.	28,900	76,581
Banks-Commercial — 0.1%
Merrill Lynch - National Bank of Kuwait SAKP	28,926	92,830
Insurance-Life/Health — 0.1%
Merrill Lynch - Bupa Arabia for Cooperative Insurance Co.	3,723	95,598
Rental Auto/Equipment — 0.0%
Merrill Lynch - United International Transportation Co.	5,346	47,112
Retail-Cutlery & Cookware — 0.0%
Merrill Lynch - Saudi Co. for Hardware CJSC	3,530	63,911
Retail-Office Supplies — 0.0%
Jarir Marketing Co.	1,515	66,734
Total Equity Certificates (cost $412,004)		442,766
WARRANTS† — 0.0%
Radio — 0.0%
iHeartMedia, Inc. Expires 05/01/2039 (cost $3,266)	198	2,723
Total Long-Term Investment Securities (cost $143,385,618)		157,810,991

SHORT-TERM INVESTMENT SECURITIES — 5.2%
Commercial Paper — 3.0%
Barclays Bank PLC 2.53% due 07/22/2019*	$900,000	898,573
Liberty Street Funding LLC 2.39% due 08/05/2019*	900,000	897,723
Nationwide Building Society 2.45% due 07/11/2019*	850,000	849,256
Regency Markets No. 1 LLC 2.45% due 07/09/2019*	850,000	849,369
Thunder Bay Funding LLC 2.39% due 07/15/2019*	850,000	849,042
Victory Receivables Corp. 2.43% due 08/01/2019*	800,000	798,184
		5,142,147
U.S. Government Agencies — 1.9%
Federal Home Loan Bank Disc. Notes 2.13% due 07/16/2019	3,283,000	3,279,990
U.S. Government Treasuries — 0.3%
United States Treasury Bill 1.91% due 07/05/2019	528,000	527,886
Total Short-Term Investment Securities (cost $8,951,209)		8,950,023
REPURCHASE AGREEMENTS — 3.3%
Agreement with Bank of America Securities LLC, bearing interest at 2.47%, dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $5,690,171 collateralized by $5,276,000 of United States Treasury Notes, bearing interest at 3.13% due 11/25/2028 and having an approximate value of $5,806,279. (cost $5,689,000)	5,689,000	5,689,000

31

TOTAL INVESTMENTS (cost $158,025,827)	100.2%	172,450,014
Liabilities in excess of other assets	(0.2)	(377,358)
NET ASSETS	100.0%	$172,072,656

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $12,139,307 representing 7.1% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Portfolio held the following restricted securities:

		Shares/
	Acquistion	Principal	Acquistion		Value	% of
Description	Date	Amount	Cost	Value	Per Share	Net Assets
Common Stocks
GenOn Holdings, Inc. Class A	01/17/2019	54	$8,389	$9,882	$183.00	0.01%
MWO Holdings LLC	08/24/2016	10	6,153	338	33.83	0.00
Vistra Energy Corp. CVR	10/06/2016	1,362	0	1,045	0.77	0.00
				$11,265		0.01%

(2)	Securities classified as Level 3 (see Note 1).
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Collateralized Mortgage Obligation
(5)	Interest Only
(6)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)	Commercial Mortgage Backed Security
(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(9)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(12)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2019.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	Denominated in United States Dollars unless otherwise indicated.
ADR	— American Depositary Receipt
BTL	— Bank Term Loan
CVA	— Certification Van Aandelen (Dutch Cert.)
CVR	— Contingent Value Rights
DAC	— Designated Activity Company
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TBA

— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML	— 1 Month USD LIBOR
3 ML	— 3 Month USD LIBOR
6 ML	— 6 Month USD LIBOR
12 ML	— 12 Month USD LIBOR
12 MTA	— 12 Month USD Treasury Average Index

32

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
105	Long	E-Mini Russell 2000 Index	September 2019	8,024,131	$8,227,275	$203,144

						Unrealized (Depreciation)
17	Short	S&P 500 E-Mini Index	September 2019	$2,460,511	$2,502,570	$(42,059)
65	Short	U.S. Treasury 10 Year Notes	September 2019	8,158,453	8,317,969	(159,516)
37	Short	U.S. Treasury 2 Year Notes	September 2019	7,910,773	7,961,648	(50,875)
53	Short	U.S. Treasury 5 Year Notes	September 2019	6,171,602	6,262,281	(90,679)
						$(343,129)
		Net Unrealized Appreciation (Depreciation)				$(139,985)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Over the Counter Total Return Swap Contracts

					Value
	Notional					Unrealized
	Amount	Maturity	Payments Received	Total Return Received or	Upfront Premiums	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio/Frequency	Paid by Portfolio/Frequency	Paid/(Received)	(Depreciation)

Citibank N.A.	$8,240	11/26/2019	(3 Month USD LIBOR-BBA plus 34 bps)/Quarterly	Citibank U.S. Equity Custom Basket(1)/Quarterly	$—	$(370,657)
Citibank N.A.	7,170	11/26/2019	3 Month USD LIBOR-BBA plus 25 bps/Quarterly	Russell 1000 Index Total Return/Quarterly	—	313,166
Net Unrealized Appreciation (Depreciation)					$—	$(57,491)

BBA — British Banker’s Association

LIBOR — London Interbank Offered Rate

(1)	The following are the 50 largest components in the Citibank U.S. Equity Custom Basket:

33

Common Stocks	Percentage*	Shares	Value
Walt Disney Co.	2.7%	42	224,053
JPMorgan Chase & Co.	2.7	52	222,785
Alphabet, Inc., Class A	2.2	4	183,079
Microsoft Corp.	2.1	33	170,510
Honeywell International, Inc.	2.1	25	169,664
Starbucks Corp.	2.0	51	165,244
Apple, Inc.	1.9	21	159,593
Mondelez International, Inc., Class A	1.8	73	152,021
Texas Instruments, Inc.	1.8	34	150,330
Automatic Data Processing, Inc.	1.8	23	145,256
Intercontinental Exchange, Inc.	1.7	43	143,334
Intuit, Inc.	1.7	14	138,799
American Electric Power Co., Inc.	1.7	41	138,645
TJX Cos., Inc.	1.7	68	138,491
Coca-Cola Co.	1.7	70	136,877
Northrop Grumman Corp.	1.7	11	136,492
US Bancorp	1.6	67	134,763
Raytheon Co.	1.6	19	129,112
Exelon Corp.	1.6	70	128,113
Fidelity National Information Services, Inc.	1.6	27	127,613
AutoZone, Inc.	1.5	3	124,538
Exxon Mobil Corp.	1.4	40	119,118
Waste Management, Inc.	1.4	27	117,773
Sysco Corp.	1.4	43	115,813
Allstate Corp.	1.4	29	115,083
T-Mobile US, Inc.	1.4	39	111,738
Omnicom Group, Inc.	1.4	35	111,047
Amazon.com, Inc.	1.3	1	109,048
Johnson & Johnson	1.3	20	108,856
Cognizant Technology Solutions Corp., Class A	1.3	44	106,549
Humana, Inc.	1.3	10	106,127
Cisco Systems, Inc.	1.2	48	101,822
Norfolk Southern Corp.	1.2	12	95,633
Annaly Capital Management, Inc.	1.1	267	93,826
Comerica, Inc.	1.1	33	92,251
Verizon Communications, Inc.	1.1	41	89,521
Baxter International, Inc.	1.1	28	88,138
Pfizer, Inc.	1.1	53	88,099
Occidental Petroleum Corp.	1.1	45	86,677
Centene Corp.	1.1	43	86,446
Merck & Co., Inc.	1.0	26	82,833
VICI Properties, Inc.	1.0	97	82,026
Kinder Morgan, Inc.	1.0	100	80,027
Ross Stores, Inc.	1.0	21	79,605
NXP Semiconductors NV	0.9	20	75,838
Cadence Design Systems, Inc.	0.9	27	74,761
F5 Networks, Inc.	0.9	13	70,841
Procter & Gamble Co.	0.9	17	70,226
Hershey Co.	0.9	14	70,187
Garmin Ltd.	0.8	22	67,958

Total of the 50 largest components in the Citibank U.S. Equity Custom Basket	72.2		5,917,179
Other components in the Citibank U.S. Equity Custom Basket	27.8		2,322,801
Total components in the Citibank U.S. Equity Custom Basket	100.0		8,239,980

*	Represents the weighting of the component in the custom basket.

34

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	USD	336,083	EUR	297,600	09/18/2019	$4,388	$—
Barclays Bank PLC	HKD	3,082,000	USD	393,640	08/21/2019	—	(985)
Citibank N.A.	USD	166,555	DKK	1,100,000	09/18/2019	2,125	—
	USD	83,091	GBP	65,400	09/18/2019	251	—
						2,376	—
HSBC Bank USA	USD	489,696	CNH	3,307,400	08/21/2019	—	(8,399)
	USD	428,078	EUR	379,200	09/18/2019	5,746	—
						5,746	(8,399)
JPMorgan Chase Bank	NOK	450,600	USD	51,850	09/18/2019	—	(1,086)
	USD	270,571	AUD	379,000	07/17/2019	—	(4,354)
	USD	545,209	JPY	60,414,100	08/21/2019	17,211	—
	USD	394,965	KRW	456,835,800	08/21/2019	299	—
	USD	160,668	SGD	218,600	08/21/2019	1,032	—
	USD	696,422	CHF	688,100	09/18/2019	13,389	—
	USD	275,585	SEK	2,589,000	09/18/2019	4,755	—
						36,686	(5,440)
State Street Bank and Trust Co.	USD	12,203	ILS	43,900	07/17/2019	110	—
	USD	476,554	JPY	51,935,100	08/21/2019	6,932	—
						7,042	—
UBS AG	USD	362,779	AUD	508,300	07/17/2019	—	(5,739)
	USD	25,238	CAD	33,600	07/17/2019	429	—
						429	(5,739)
Westpac Banking Corp.	USD	18,670	CAD	25,100	07/17/2019	504	—
Net Unrealized Appreciation (Depreciation)						$57,171	$(20,563)

AUD — Australian Dollar	EUR — Euro Currency	KRW — South Korean Won
CAD — Canadian Dollar	GBP — Pound Sterling	NOK — Norwegian Krone
CHF — Swiss Franc	HKD — Hong Kong Dollar	SEK — Swedish Krona
CNH —Yuan Renminbi	ILS — New Israeli Sheqel	SGD — Singpore Dollar
DKK — Danish Krone	JPY — Japanese Yen	USD — United States Dollar

35

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric-Generation	$79,546	$233,150	#	$—	$312,696
Independent Power Producers	549,512	9,882		—	559,394
Oil Companies-Exploration & Production	1,283,888	218,819	**	338	1,503,045
Other Industries	95,860,023	27,747,129	**	—	123,607,152
Convertible Preferred Securities	16,190	—		—	16,190
Preferred Securities	15,155	—		—	15,155
Preferred Securities/Capital Securities	—	530,656		—	530,656
Asset Backed Securities	—	3,226,152		—	3,226,152
Convertible Bonds & Notes	—	4,861		—	4,861
U.S. Corporate Bonds & Notes:
Broadcast Services/Program	—	99,308		0	99,308
Independent Power Producers	—	195,029		0	195,029
Oil-Field Services	—	45,999		3	46,002
Telecommunication Equipment	—	57,984		0	57,984
Other Industries	—	10,545,400		—	10,545,400
Foreign Corporate Bonds & Notes	—	1,624,847		—	1,624,847
Loans	—	166,587		—	166,587
Municipal Bonds & Notes	—	102,687		—	102,687
U.S. Government Agencies	—	2,754,631		20,000	2,774,631
U.S. Government Treasuries	—	7,515,067		—	7,515,067
Exchange-Traded Funds	4,462,659	—		—	4,462,659
Equity Certificates	—	442,766		—	442,766
Warrants	2,723	—		—	2,723
Short-Term Investment Securities	—	8,950,023		—	8,950,023
Repurchase Agreements	—	5,689,000		—	5,689,000
Total Investments at Value	$102,269,696	$70,159,977		$20,341	$172,450,014

Other Financial Instruments:†
Futures Contracts	$203,144	$—		$—	$203,144
Over the Counter Total Return Swap Contracts	—	313,166		—	313,166
Forward Foreign Currency Contracts	—	57,171		—	57,171
Total Other Financial Instruments	$203,144	$370,337		$—	$573,481

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$343,129	$—		$—	$343,129
Over the Counter Total Return Swap Contracts	—	370,657		—	370,657
Forward Foreign Currency Contracts	—	20,563		—	20,563
Total Other Financial Instruments	$343,129	$391,220		$—	$734,349

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
#	Amount includes $232,105 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

36

SEASONS SERIES TRUST SA T. ROWE PRICE GROWTH STOCK PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.7%
Aerospace/Defense — 4.6%
Boeing Co.	40,721	$14,822,851
Northrop Grumman Corp.	11,621	3,754,861
		18,577,712
Applications Software — 9.7%
Intuit, Inc.	24,065	6,288,906
Microsoft Corp.	173,997	23,308,638
salesforce.com, Inc.†	34,361	5,213,595
ServiceNow, Inc.†	9,786	2,686,942
Tencent Music Entertainment Group ADR†	120,990	1,813,640
		39,311,721
Athletic Footwear — 1.1%
NIKE, Inc., Class B	51,410	4,315,869
Auto-Cars/Light Trucks — 0.9%
Ferrari NV	23,816	3,844,379
Auto/Truck Parts & Equipment-Original — 1.1%
Aptiv PLC	54,018	4,366,275
Building-Residential/Commercial — 0.5%
NVR, Inc.†	630	2,123,257
Casino Hotels — 2.1%
Las Vegas Sands Corp.	46,831	2,767,244
MGM Resorts International	73,980	2,113,608
Wynn Resorts, Ltd.	29,519	3,660,061
		8,540,913
Chemicals-Diversified — 0.4%
Dow, Inc.	15,275	753,210
DuPont de Nemours, Inc.	14,476	1,086,714
		1,839,924
Commercial Services-Finance — 4.9%
Equifax, Inc.	12,667	1,713,085
PayPal Holdings, Inc.†	40,904	4,681,872
S&P Global, Inc.	3,000	683,370
Total System Services, Inc.	14,500	1,859,915
TransUnion	52,609	3,867,288
Worldpay, Inc., Class A†	57,693	7,070,277
		19,875,807
Communications Software — 0.0%
Slack Technologies, Inc., Class A†	1,179	44,212
Computer Software — 0.9%
Splunk, Inc.†	27,859	3,503,269
Zoom Video Communications, Inc., Class A†	1,286	114,184
		3,617,453
Computers — 0.8%
Apple, Inc.	15,808	3,128,719
Data Processing/Management — 1.4%
Fidelity National Information Services, Inc.	16,591	2,035,384
Fiserv, Inc.†	39,699	3,618,961
		5,654,345
Diversified Banking Institutions — 0.2%
Morgan Stanley	17,482	765,886
Diversified Financial Services — 0.3%
ANT International Co., Ltd., Class C†(1)(2)	249,140	1,397,675
E-Commerce/Products — 11.2%
Alibaba Group Holding, Ltd. ADR†	53,949	9,141,658
Amazon.com, Inc.†	19,151	36,264,908
		45,406,566
E-Commerce/Services — 2.3%
Booking Holdings, Inc.†	2,170	4,068,121
IAC/InterActiveCorp†	13,053	2,839,419
MercadoLibre, Inc.†	2,035	1,244,952
Uber Technologies, Inc.(Lock-Up Shares)†(2)	22,771	1,010,207
		9,162,699
Electric-Distribution — 1.1%
Sempra Energy	31,286	4,299,948
Electric-Integrated — 0.8%
NextEra Energy, Inc.	15,403	3,155,459
Electronic Components-Semiconductors — 0.8%
Marvell Technology Group, Ltd.	138,609	3,308,597
Electronic Measurement Instruments — 0.9%
Fortive Corp.	46,884	3,821,984
Enterprise Software/Service — 1.5%
Atlassian Corp. PLC, Class A†	2,962	387,548
Temenos AG	7,500	1,342,975
Workday, Inc., Class A†	20,469	4,208,017
		5,938,540
Entertainment Software — 0.6%
Electronic Arts, Inc.†	24,272	2,457,783
Finance-Credit Card — 7.0%
Mastercard, Inc., Class A	49,672	13,139,734
Visa, Inc., Class A	87,939	15,261,814
		28,401,548
Finance-Investment Banker/Broker — 1.6%
Charles Schwab Corp.	74,314	2,986,680
TD Ameritrade Holding Corp.	74,075	3,697,824
		6,684,504
Finance-Other Services — 0.6%
Intercontinental Exchange, Inc.	27,163	2,334,388
Industrial Gases — 0.5%
Linde PLC	9,700	1,947,760
Instruments-Controls — 0.4%
Honeywell International, Inc.	9,168	1,600,641
Insurance-Multi-line — 0.7%
Chubb, Ltd.	19,596	2,886,295
Internet Application Software — 2.1%
Tencent Holdings, Ltd.	187,700	8,491,645
Internet Content-Entertainment — 7.4%
Facebook, Inc., Class A†	121,037	23,360,141
Netflix, Inc.†	18,165	6,672,368
		30,032,509
Internet Security — 1.2%
Symantec Corp.	220,156	4,790,595
Machinery-General Industrial — 2.0%
Roper Technologies, Inc.	14,230	5,211,880
Wabtec Corp.	37,950	2,723,292
		7,935,172

1

Medical Instruments — 2.0%
Alcon, Inc.†	36,569	2,261,729
Intuitive Surgical, Inc.†	11,127	5,836,668
		8,098,397
Medical Products — 3.5%
Becton Dickinson and Co.	25,879	6,521,767
Stryker Corp.	38,053	7,822,936
		14,344,703
Medical-Biomedical/Gene — 2.0%
Alexion Pharmaceuticals, Inc.†	15,757	2,063,852
Vertex Pharmaceuticals, Inc.†	33,230	6,093,717
		8,157,569
Medical-Drugs — 0.2%
Eli Lilly & Co.	7,245	802,674
Medical-HMO — 3.5%
Anthem, Inc.	13,401	3,781,896
Centene Corp.†	59,490	3,119,655
UnitedHealth Group, Inc.	21,086	5,145,195
WellCare Health Plans, Inc.†	7,452	2,124,342
		14,171,088
Medical-Hospitals — 0.6%
HCA Healthcare, Inc.	17,799	2,405,891
Multimedia — 1.6%
Walt Disney Co.	46,208	6,452,485
Oil Companies-Exploration & Production — 0.4%
Pioneer Natural Resources Co.	11,300	1,738,618
Pharmacy Services — 0.7%
Cigna Corp.	18,808	2,963,200
Real Estate Investment Trusts — 0.4%
Crown Castle International Corp.	12,907	1,682,427
Retail-Discount — 2.1%
Dollar General Corp.	10,895	1,472,568
Dollar Tree, Inc.†	30,720	3,299,021
Dollarama, Inc.	111,301	3,915,572
		8,687,161
Retail-Restaurants — 0.7%
McDonald’s Corp.	13,663	2,837,259
Semiconductor Equipment — 0.9%
ASML Holding NV	17,392	3,616,319
Software Tools — 1.0%
VMware, Inc., Class A	23,221	3,882,783
Tobacco — 0.7%
Philip Morris International, Inc.	37,923	2,978,093
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	17,779	1,625,178
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†	5,337	180,391
Web Portals/ISP — 5.4%
Alphabet, Inc., Class A†	10,165	11,006,662
Alphabet, Inc., Class C†	9,941	10,745,326
		21,751,988
Total Common Stocks (cost $276,184,331)		396,437,004
CONVERTIBLE PREFERRED SECURITIES — 1.8%
Applications Software — 0.3%
Magic Leap, Inc., Series C†(1)(2)	26,666	719,982
Magic Leap, Inc., Series D†(1)(2)	16,678	450,306
		1,170,288
Auto-Cars/Light Trucks — 0.2%
Aurora Innovation, Inc. † Series B(1)(2)	35,120	324,519
GM Cruise Holdings, LLC† Class F(1)(2)	338	616,850
		941,369
E-Commerce/Services — 0.9%
Airbnb, Inc., Series D†(1)(2)	13,329	1,723,173
Airbnb, Inc., Series E†(1)(2)	8,841	1,142,964
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)	19,048	914,114
		3,780,251
Enterprise Software/Service — 0.2%
UiPath, Inc., Series D-1†(1)(2)	12,136	477,572
UiPath, Inc., Series D-2†(1)(2)	2,038	80,199
		557,771
Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series E†(1)(2)	12,598	680,292

Total Convertible Preferred Securities (cost $4,866,113)		7,129,971
Total Long-Term Investment Securities (cost $281,050,444)		403,566,975

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, 2.31%(3)	697,857	697,857
T. Rowe Price Government Reserve Fund 2.46%(3)	545,247	545,247
Total Short-Term Investment Securities (cost $1,243,104)		1,243,104
TOTAL INVESTMENTS (cost $282,293,548)	99.8%	404,810,079
Other assets less liabilities	0.2	757,202
NET ASSETS	100.0%	$405,567,281

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

2

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ANT International Co., Ltd.,
Class C	06/07/2018	249,140	$1,397,675	$1,397,675	$5.61	0.34%
Uber Technologies, Inc.,
(Locked_Up Shares)	01/16/2018	22,771	1,081,498	1,010,207	44.35	0.25
Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	13,329	542,664	1,723,173	129.28	0.42
Airbnb, Inc.,
Series E	07/14/2015	8,841	823,048	1,142,964	129.28	0.28
Aurora Innovation, Inc.,
Series B	03/01/2019	35,120	324,519	324,519	9.24	0.08
GM Cruise Holdings,LLC
Class F	05/4/2019	338	616,850	616,850	1,825.00	0.15
Magic Leap, Inc.,
Series C	01/20/2016	26,666	614,198	719,982	27.00	0.18
Magic Leap, Inc.,
Series D	10/12/2017	16,678	450,306	450,306	27.00	0.11
UiPath, Inc.
Series D-1	04/26/2019	12,136	477,572	477,572	39.34	0.12
UiPath, Inc.
Series D-2	04/26/2019	2,038	80,199	80,199	39.34	0.02
WeWork Cos., Inc.,
Series E	06/23/2015	12,598	440,655	680,292	54.00	0.17
Xiaoju Kuaizhi, Inc.,
Series A-17	10/19/2015	19,048	522,414	914,114	47.99	0.23
				$9,537,853		2.35%

(3)	The rate shown is the 7-day yield as of June 30, 2019.

ADR	— American Depositary Receipt

3

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$1,397,675	$1,397,675
E-Commerce/Services	8,152,492	1,010,207		—	9,162,699
Other Industries	373,780,281	12,096,349	**	—	385,876,630
Convertible Preferred Securities	—	—		7,129,971	7,129,971
Short-Term Investment Securities	1,243,104	—		—	1,243,104
Total Investment at Value	$383,175,877	$13,106,556		$8,527,646	$404,810,079

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

**                                  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2019	$1,468,665	$6,814,638
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	11,231	16,888
Realized Loss	—	—
Change in unrealized appreciation (1)	—	316,438
Change in unrealized depreciation (1)	(25,997)	(95,412)
Net purchases	—	1,174,621
Net Sales	(56,224)	(1,097,202)
Transfers into Level 3		—
Transfers out of Level 3		—
Balance as of June 30, 2019	$1,397,675	$7,129,971

(1)                               The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2019 includes:

Common Stocks	Convertible Preferred Securities
$—	$331,167

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2019.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at June 30, 2019	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Common Stocks	$1,397,675	Market Approach’	Market Transaction Price*	$5.61

Convertible Preferred Securities	$3,349,720	Market Approach	Market Transaction Price*	$9.2403 - $1,825.00 ($288.7062)

	$914,114	Market Approach	Secondary Market Transactions*	$47.9900

	$2,866,137	Market Approach	Last Twelve Months Revenue Multiple*	10.05x
			2021 Estimated Revenue Multiple*	4.90x-6.90x (5.90x)
			2021 Estimated Gross Profit Multiple*	5.50x
			2022 Estimated Revenue Multiple*	4.30x
			2022 Estimated Gross Profit Multiple*	4.90x
			2023 Estimated Revenue Multiple*	3.90x
			2023 Estimated Gross Profit Multiple*	4.40x
			Discount for Lack of Marketability	10%-15% (11.7%)

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

4

SEASONS SERIES TRUST SA MULTI-MANAGED LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.8%
Aerospace/Defense — 1.8%
Boeing Co.	15,524	$5,650,891
Lockheed Martin Corp.	1,878	682,728
Northrop Grumman Corp.	6,999	2,261,447
Raytheon Co.	1,525	265,167
TransDigm Group, Inc.†	623	301,408
		9,161,641
Aerospace/Defense-Equipment — 0.7%
HEICO Corp., Class A	25,140	2,598,722
L3 Technologies, Inc.	597	146,366
L3Harris Technologies, Inc.	782	147,900
United Technologies Corp.	4,956	645,271
		3,538,259
Agricultural Biotech — 0.1%
Corteva, Inc.†	8,710	257,555
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,210	56,519
Mosaic Co.	2,124	53,164
		109,683
Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	2,025	34,870
PVH Corp.	9,989	945,359
Tapestry, Inc.	2,475	78,532
Under Armour, Inc., Class A†	1,556	39,445
Under Armour, Inc., Class C†	1,607	35,675
VF Corp.	4,146	362,153
		1,496,034
Applications Software — 9.6%
Intuit, Inc.	21,350	5,579,395
Microsoft Corp.	192,309	25,761,714
salesforce.com, Inc.†	55,962	8,491,114
ServiceNow, Inc.†	31,184	8,562,191
		48,394,414
Athletic Footwear — 0.7%
NIKE, Inc., Class B	41,530	3,486,444
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	13,521	1,092,902
Banks-Commercial — 0.3%
First Republic Bank	16,601	1,621,088
SVB Financial Group†	666	149,577
		1,770,665
Banks-Fiduciary — 0.2%
Northern Trust Corp.	12,139	1,092,510
Banks-Super Regional — 0.2%
Comerica, Inc.	903	65,594
US Bancorp	19,051	998,272
		1,063,866
Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	71,646	3,648,214
Monster Beverage Corp.†	30,714	1,960,475
PepsiCo, Inc.	10,886	1,427,481
		7,036,170
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	18,715	1,037,373
Constellation Brands, Inc., Class A	2,129	419,285
		1,456,658
Broadcast Services/Program — 0.0%
Fox Corp., Class A	2,075	76,028
Fox Corp., Class B	951	34,740
		110,768
Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	3,548	816,430
Vulcan Materials Co.	807	110,809
		927,239
Building Products-Wood — 0.0%
Masco Corp.	1,756	68,905
Building-Maintenance & Services — 1.5%
Rollins, Inc.	124,492	4,465,528
ServiceMaster Global Holdings, Inc.†	55,866	2,910,060
		7,375,588
Cable/Satellite TV — 0.6%
Charter Communications, Inc., Class A†	942	372,260
Comcast Corp., Class A	64,248	2,716,405
		3,088,665
Chemicals-Diversified — 0.2%
Celanese Corp.	854	92,061
DuPont de Nemours, Inc.	8,710	653,860
Eastman Chemical Co.	953	74,172
FMC Corp.	737	61,134
PPG Industries, Inc.	1,383	161,410
		1,042,637
Chemicals-Specialty — 2.2%
Ecolab, Inc.	56,713	11,197,415
Coatings/Paint — 0.2%
Sherwin-Williams Co.	2,635	1,207,594
Commercial Services — 0.1%
Cintas Corp.	1,078	255,799
Commercial Services-Finance — 1.5%
Automatic Data Processing, Inc.	5,541	916,094
Equifax, Inc.	938	126,855
FleetCor Technologies, Inc.†	658	184,799
Global Payments, Inc.	1,995	319,459
H&R Block, Inc.	1,605	47,027
IHS Markit, Ltd.†	4,631	295,087
MarketAxess Holdings, Inc.	480	154,282
Moody’s Corp.	1,029	200,974
PayPal Holdings, Inc.†	14,957	1,711,978
S&P Global, Inc.	14,907	3,395,666
Total System Services, Inc.	1,409	180,732
		7,532,953
Computer Aided Design — 0.7%
ANSYS, Inc.†	1,068	218,748
Autodesk, Inc.†	18,774	3,058,284
Cadence Design Systems, Inc.†	2,111	149,480
Synopsys, Inc.†	1,088	140,015
		3,566,527
Computer Data Security — 0.0%
Fortinet, Inc.†	1,848	141,982

1

Computer Services — 0.6%
Accenture PLC, Class A	16,831	3,109,864
Computer Software — 0.1%
Akamai Technologies, Inc.†	2,089	167,412
Citrix Systems, Inc.	1,592	156,239
Red Hat, Inc.†	2,263	424,901
		748,552
Computers — 2.0%
Apple, Inc.	50,465	9,988,033
Computers-Memory Devices — 0.1%
NetApp, Inc.	3,144	193,985
Seagate Technology PLC	2,053	96,737
		290,722
Consulting Services — 1.5%
Gartner, Inc.†	28,902	4,651,488
Verisk Analytics, Inc.	20,298	2,972,845
		7,624,333
Consumer Products-Misc. — 0.1%
Clorox Co.	1,621	248,191
Kimberly-Clark Corp.	2,363	314,941
		563,132
Containers-Metal/Glass — 0.6%
Ball Corp.	41,020	2,870,990
Containers-Paper/Plastic — 0.0%
Amcor PLC†	10,124	116,325
Cosmetics & Toiletries — 1.7%
Colgate-Palmolive Co.	21,379	1,532,233
Estee Lauder Cos., Inc., Class A	27,129	4,967,591
Procter & Gamble Co.	17,882	1,960,761
		8,460,585
Data Processing/Management — 1.4%
Broadridge Financial Solutions, Inc.	35,323	4,510,041
Fidelity National Information Services, Inc.	14,880	1,825,479
Fiserv, Inc.†	4,996	455,435
Jack Henry & Associates, Inc.	472	63,210
Paychex, Inc.	2,525	207,782
		7,061,947
Decision Support Software — 0.6%
MSCI, Inc.	12,557	2,998,486
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	3,502	958,497
Diagnostic Equipment — 1.3%
Danaher Corp.	34,766	4,968,757
Thermo Fisher Scientific, Inc.	5,092	1,495,418
		6,464,175
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	1,095	301,486
Dialysis Centers — 0.0%
DaVita, Inc.†	1,610	90,579
Disposable Medical Products — 0.0%
Teleflex, Inc.	588	194,716
Distribution/Wholesale — 1.0%
Copart, Inc.†	61,118	4,567,959
Fastenal Co.	7,286	237,451
WW Grainger, Inc.	572	153,428
		4,958,838
Diversified Manufacturing Operations — 0.3%
3M Co.	3,742	648,638
Eaton Corp. PLC	2,585	215,279
Illinois Tool Works, Inc.	1,526	230,136
Ingersoll-Rand PLC	3,070	388,877
		1,482,930
E-Commerce/Products — 6.3%
Alibaba Group Holding, Ltd. ADR†	3,675	622,729
Amazon.com, Inc.†	16,555	31,349,045
eBay, Inc.	3,963	156,538
		32,128,312
E-Commerce/Services — 1.1%
Booking Holdings, Inc.†	265	496,798
Expedia Group, Inc.	934	124,250
Lyft, Inc., Class A†	10,307	677,273
MercadoLibre, Inc.†	6,664	4,076,835
TripAdvisor, Inc.†	883	40,874
		5,416,030
Electric Products-Misc. — 0.1%
AMETEK, Inc.	2,900	263,436
Electric-Integrated — 0.5%
Alliant Energy Corp.	1,715	84,172
Ameren Corp.	3,127	234,869
CMS Energy Corp.	2,023	117,152
Dominion Energy, Inc.	4,801	371,213
Eversource Energy	2,248	170,308
NextEra Energy, Inc.	6,097	1,249,031
Pinnacle West Capital Corp.	1,429	134,455
WEC Energy Group, Inc.	1,927	160,654
Xcel Energy, Inc.	2,948	175,377
		2,697,231
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	957	76,369
Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	11,291	342,908
Broadcom, Inc.	5,039	1,450,527
Intel Corp.	38,186	1,827,964
Marvell Technology Group, Ltd.	36,762	877,509
Microchip Technology, Inc.	1,545	133,951
NVIDIA Corp.	4,109	674,821
Skyworks Solutions, Inc.	1,341	103,619
Texas Instruments, Inc.	31,768	3,645,696
Xilinx, Inc.	3,232	381,117
		9,438,112
Electronic Connectors — 0.4%
Amphenol Corp., Class A	19,333	1,854,808
Electronic Forms — 2.2%
Adobe, Inc.†	37,318	10,995,749
Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.	12,337	921,204
Fortive Corp.	47,195	3,847,336

2

Keysight Technologies, Inc.†	2,395	215,095
		4,983,635
Electronic Security Devices — 0.0%
Allegion PLC	610	67,436
Enterprise Software/Service — 3.1%
Atlassian Corp. PLC, Class A†	5,476	716,480
Constellation Software, Inc.	7,004	6,601,265
Oracle Corp.	15,445	879,902
Workday, Inc., Class A†	36,514	7,506,548
		15,704,195
Entertainment Software — 0.4%
Electronic Arts, Inc.†	17,590	1,781,163
Take-Two Interactive Software, Inc.†	1,433	162,689
		1,943,852
Finance-Credit Card — 3.4%
Alliance Data Systems Corp.	574	80,435
American Express Co.	4,359	538,075
Discover Financial Services	2,679	207,863
Mastercard, Inc., Class A	26,419	6,988,618
Visa, Inc., Class A	53,771	9,331,957
Western Union Co.	2,303	45,807
		17,192,755
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	7,865	316,094
E*TRADE Financial Corp.	1,838	81,975
		398,069
Finance-Other Services — 0.6%
Cboe Global Markets, Inc.	10,041	1,040,549
Intercontinental Exchange, Inc.	20,745	1,782,825
Nasdaq, Inc.	1,034	99,440
		2,922,814
Food-Confectionery — 0.0%
Hershey Co.	1,082	145,020
Food-Meat Products — 0.0%
Hormel Foods Corp.	3,466	140,512
Food-Misc./Diversified — 0.5%
Kellogg Co.	3,164	169,496
Lamb Weston Holdings, Inc.	1,862	117,976
McCormick & Co., Inc.	7,487	1,160,560
Mondelez International, Inc., Class A	18,599	1,002,486
		2,450,518
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,792	268,170
Gas-Distribution — 0.0%
Atmos Energy Corp.	879	92,787
Home Decoration Products — 0.0%
Newell Brands, Inc.	2,577	39,737
Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	3,705	362,127
Marriott International, Inc., Class A	1,407	197,388
		559,515
Human Resources — 0.0%
Robert Half International, Inc.	694	39,565
Independent Power Producers — 0.0%
NRG Energy, Inc.	3,401	119,443
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	753	123,364
Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	2,802	634,289
Linde PLC	4,629	929,503
		1,563,792
Instruments-Controls — 0.7%
Honeywell International, Inc.	19,501	3,404,680
Mettler-Toledo International, Inc.†	202	169,680
		3,574,360
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	734	70,714
Waters Corp.†	531	114,292
		185,006
Insurance Brokers — 0.2%
Aon PLC	1,929	372,258
Arthur J. Gallagher & Co.	1,580	138,392
Marsh & McLennan Cos., Inc.	4,101	409,075
		919,725
Insurance-Life/Health — 0.0%
Torchmark Corp.	579	51,797
Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	927	96,102
Insurance-Property/Casualty — 0.6%
Berkshire Hathaway, Inc., Class B†	11,841	2,524,146
Markel Corp.†	418	455,453
Progressive Corp.	3,940	314,924
		3,294,523
Internet Content-Entertainment — 5.5%
Facebook, Inc., Class A†	79,811	15,403,523
Netflix, Inc.†	12,457	4,575,705
Twitter, Inc.†	230,563	8,046,649
		28,025,877
Internet Content-Information/News — 1.2%
Spotify Technology SA†	41,425	6,057,163
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	760	110,679
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	921	133,692
T. Rowe Price Group, Inc.	1,505	165,114
		298,806
Machinery-Farming — 0.2%
Deere & Co.	5,241	868,486
Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	1,322	484,195
Wabtec Corp.	947	67,957
		552,152
Machinery-Pumps — 0.0%
Flowserve Corp.	885	46,631

3

Xylem, Inc.	2,291	191,619
		238,250
Medical Information Systems — 0.1%
Cerner Corp.	4,143	303,682
Medical Instruments — 3.2%
Boston Scientific Corp.†	70,258	3,019,689
Edwards Lifesciences Corp.†	2,654	490,300
Intuitive Surgical, Inc.†	21,151	11,094,757
Medtronic PLC	17,067	1,662,155
		16,266,901
Medical Labs & Testing Services — 0.0%
IQVIA Holdings, Inc.†	1,466	235,879
Medical Products — 1.0%
Abbott Laboratories	22,459	1,888,802
ABIOMED, Inc.†	574	149,521
Baxter International, Inc.	2,597	212,694
Becton Dickinson and Co.	2,163	545,098
Cooper Cos., Inc.	271	91,297
Henry Schein, Inc.†	854	59,695
Hologic, Inc.†	1,877	90,134
Stryker Corp.	2,326	478,179
Varian Medical Systems, Inc.†	1,158	157,638
West Pharmaceutical Services, Inc.	9,074	1,135,611
Zimmer Biomet Holdings, Inc.	2,607	306,948
		5,115,617
Medical-Biomedical/Gene — 2.0%
Alexion Pharmaceuticals, Inc.†	2,855	373,948
Amgen, Inc.	5,125	944,435
Biogen, Inc.†	1,333	311,749
BioMarin Pharmaceutical, Inc.†	12,033	1,030,626
Celgene Corp.†	4,220	390,097
Guardant Health, Inc.†	5,381	464,542
Illumina, Inc.†	8,162	3,004,840
Incyte Corp.†	13,662	1,160,724
Regeneron Pharmaceuticals, Inc.†	591	184,983
Vertex Pharmaceuticals, Inc.†	11,204	2,054,589
		9,920,533
Medical-Drugs — 4.3%
AbbVie, Inc.	14,657	1,065,857
AstraZeneca PLC ADR	38,252	1,579,043
Bristol-Myers Squibb Co.	10,620	481,617
Eli Lilly & Co.	29,728	3,293,565
Johnson & Johnson	19,942	2,777,522
Merck & Co., Inc.	32,776	2,748,268
Pfizer, Inc.	70,676	3,061,684
Zoetis, Inc.	59,111	6,708,507
		21,716,063
Medical-HMO — 0.8%
Humana, Inc.	9,307	2,469,147
UnitedHealth Group, Inc.	6,193	1,511,154
WellCare Health Plans, Inc.†	640	182,445
		4,162,746
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	3,399	459,443
Universal Health Services, Inc., Class B	601	78,364
		537,807
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	8,310	96,479
Multimedia — 2.1%
Walt Disney Co.	75,465	10,537,933
Networking Products — 1.4%
Arista Networks, Inc.†	673	174,724
Cisco Systems, Inc.	122,468	6,702,674
		6,877,398
Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	1,179	102,149
Waste Connections, Inc.	28,593	2,732,919
Waste Management, Inc.	4,974	573,850
		3,408,918
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	484	55,989
Oil Companies-Exploration & Production — 0.8%
Anadarko Petroleum Corp.	6,392	451,020
Apache Corp.	4,786	138,650
Cabot Oil & Gas Corp.	3,718	85,365
Cimarex Energy Co.	723	42,896
Concho Resources, Inc.	1,404	144,865
ConocoPhillips	14,387	877,607
Devon Energy Corp.	5,286	150,757
Diamondback Energy, Inc.	9,425	1,027,042
EOG Resources, Inc.	7,158	666,839
Hess Corp.	1,785	113,472
Marathon Oil Corp.	10,412	147,955
Occidental Petroleum Corp.	9,523	478,816
		4,325,284
Oil Companies-Integrated — 0.5%
Exxon Mobil Corp.	30,163	2,311,391
Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	2,000	92,560
Marathon Petroleum Corp.	18,495	1,033,501
		1,126,061
Pharmacy Services — 0.1%
Cigna Corp.	2,753	433,735
Pipelines — 0.3%
Cheniere Energy, Inc.†	19,311	1,321,838
ONEOK, Inc.	2,995	206,086
		1,527,924
Real Estate Investment Trusts — 1.7%
American Tower Corp.	15,097	3,086,582
Apartment Investment & Management Co., Class A	1,895	94,977
AvalonBay Communities, Inc.	1,207	245,238
Boston Properties, Inc.	1,043	134,547
Crown Castle International Corp.	2,170	282,860
Digital Realty Trust, Inc.	1,485	174,918
Duke Realty Corp.	3,066	96,916
Equinix, Inc.	3,448	1,738,792
Equity Residential	3,207	243,476

4

Essex Property Trust, Inc.	619	180,705
Extra Space Storage, Inc.	1,071	113,633
Federal Realty Investment Trust	458	58,972
HCP, Inc.	6,085	194,598
Host Hotels & Resorts, Inc.	4,433	80,769
Mid-America Apartment Communities, Inc.	813	95,739
Public Storage	1,911	455,143
Realty Income Corp.	2,926	201,806
Regency Centers Corp.	957	63,870
SBA Communications Corp.†	836	187,966
Simon Property Group, Inc.	2,635	420,968
UDR, Inc.	1,973	88,568
Vornado Realty Trust	1,127	72,241
Welltower, Inc.	5,155	420,287
		8,733,571
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	530	70,294
Respiratory Products — 0.0%
ResMed, Inc.	1,825	222,705
Retail-Apparel/Shoe — 0.5%
Foot Locker, Inc.	701	29,386
Ross Stores, Inc.	24,325	2,411,094
		2,440,480
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	594	91,559
AutoZone, Inc.†	312	343,035
O’Reilly Automotive, Inc.†	996	367,843
		802,437
Retail-Automobile — 0.0%
CarMax, Inc.†	952	82,662
Retail-Building Products — 0.4%
Home Depot, Inc.	6,443	1,339,951
Lowe’s Cos., Inc.	4,585	462,672
		1,802,623
Retail-Discount — 0.4%
Dollar General Corp.	3,289	444,541
Walmart, Inc.	14,508	1,602,989
		2,047,530
Retail-Gardening Products — 0.0%
Tractor Supply Co.	1,536	167,117
Retail-Jewelry — 0.0%
Tiffany & Co.	619	57,963
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	656	20,900
TJX Cos., Inc.	15,438	816,362
		837,262
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	707	245,251
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	1,651	35,430
Retail-Restaurants — 2.0%
Chipotle Mexican Grill, Inc.†	896	656,660
Darden Restaurants, Inc.	1,096	133,416
Dunkin’ Brands Group, Inc.	15,090	1,202,069
McDonald’s Corp.	19,412	4,031,096
Starbucks Corp.	41,473	3,476,682
Yum! Brands, Inc.	3,895	431,060
		9,930,983
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	9,977	1,126,104
Maxim Integrated Products, Inc.	2,081	124,486
NXP Semiconductors NV	14,843	1,448,825
QUALCOMM, Inc.	8,048	612,211
		3,311,626
Semiconductor Equipment — 0.0%
KLA-Tencor Corp.	1,132	133,802
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	3,134	228,970
Telephone-Integrated — 0.6%
Verizon Communications, Inc.	52,649	3,007,837
Textile-Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	14,336	6,102,713
Therapeutics — 0.1%
Agios Pharmaceuticals, Inc.†	7,704	384,276
Tobacco — 0.2%
Philip Morris International, Inc.	10,101	793,232
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc.	3,435	496,735
Toys — 0.0%
Hasbro, Inc.	840	88,771
Transport-Rail — 2.2%
CSX Corp.	34,533	2,671,818
Kansas City Southern	563	68,585
Norfolk Southern Corp.	2,336	465,635
Union Pacific Corp.	46,783	7,911,473
		11,117,511
Transport-Services — 0.2%
Expeditors International of Washington, Inc.	2,190	166,133
FedEx Corp.	1,373	225,433
United Parcel Service, Inc., Class B	4,440	458,519
		850,085
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	742	67,826
Veterinary Diagnostics — 1.0%
Elanco Animal Health, Inc.†	155,895	5,269,251
Water — 0.0%
American Water Works Co., Inc.	1,448	167,968
Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,335	279,229
Web Portals/ISP — 4.1%
Alphabet, Inc., Class A†	8,203	8,882,208

5

Alphabet, Inc., Class C†	10,902	11,784,081
		20,666,289
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	2,098	349,800
Total Common Stocks (cost $387,043,087)		500,407,784
EXCHANGE-TRADED FUNDS — 0.0%
iShares S&P 500 Growth Index Fund (cost $166,775)	990	177,448
Total Long-Term Investment Securities (cost $387,209,862)		500,585,232

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class 2.17%(1)	3,776,638	3,776,638
State Street Institutional U.S. Government Money Market Fund, Administration Class 2.06%(1)	1,658,486	1,658,486
		5,435,124
U.S. Government Treasuries — 0.1%
United States Treasury Bills 2.08% due 09/26/2019(2)	$800,000	795,988
Total Short-Term Investment Securities (cost $6,231,132)		6,231,112
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $707,029 and collateralized by $685,000 of United States Treasury Notes, bearing interest at 2.63% due 01/31/2026 and having an approximate value of $724,412. (cost $707,000)	707,000	707,000
TOTAL INVESTMENTS (cost $394,147,994)	100.2%	507,523,344
Liabilities in excess of other assets	(0.2)	(1,026,856)
NET ASSETS	100.0%	$506,496,488

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of June 30, 2019.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	September 2019	$1,779,420	$1,797,800	$18,380

*                                         Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$494,305,071	$6,102,713	**	$—	$500,407,784
Exchange-Traded Funds	177,448	—		—	177,448
Short-Term Investment Securities:
Registered Investment Companies	5,435,124	—		—	5,435,124
Other Industries	—	795,988		—	795,988
Repurchase Agreements	—	707,000		—	707,000
Total Investments at Value	$499,917,643	$7,605,701		$—	$507,523,344

Other Financial Instruments:†
Futures Contracts	$18,380	$—		$—	$18,380

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

**                                  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

†                                         Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

6

SEASONS SERIES TRUST SA MULTI-MANAGED LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	8,467	$191,270
Omnicom Group, Inc.	4,817	394,753
		586,023
Aerospace/Defense — 0.9%
General Dynamics Corp.	5,940	1,080,011
Lockheed Martin Corp.	10,451	3,799,356
Northrop Grumman Corp.	3,715	1,200,354
Raytheon Co.	3,473	603,885
		6,683,606
Aerospace/Defense-Equipment — 0.8%
Arconic, Inc.	8,735	225,538
L3 Technologies, Inc.	713	174,806
L3Harris Technologies, Inc.	1,240	234,521
United Technologies Corp.	39,508	5,143,942
		5,778,807
Agricultural Biotech — 0.1%
Corteva, Inc.	16,382	484,416
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	2,757	128,780
Mosaic Co.	4,115	102,998
		231,778
Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	71,455	2,915,364
Airlines — 0.7%
Alaska Air Group, Inc.	2,702	172,685
American Airlines Group, Inc.	8,661	282,435
Delta Air Lines, Inc.	13,033	739,623
Southwest Airlines Co.	74,562	3,786,258
United Continental Holdings, Inc.†	4,835	423,304
		5,404,305
Apparel Manufacturers — 0.5%
Capri Holdings, Ltd.†	3,302	114,513
Hanesbrands, Inc.	4,428	76,250
PVH Corp.	1,639	155,115
Ralph Lauren Corp.	1,142	129,720
Tapestry, Inc.	101,895	3,233,128
Under Armour, Inc., Class A†	1,440	36,504
Under Armour, Inc., Class C†	1,487	33,012
		3,778,242
Appliances — 0.0%
Whirlpool Corp.	1,386	197,311
Athletic Footwear — 0.2%
NIKE, Inc., Class B	13,472	1,130,974
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	85,729	877,007
General Motors Co.	28,858	1,111,899
Honda Motor Co., Ltd ADR	81,220	2,098,725
		4,087,631
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	7,579	543,111
Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	2,200	177,826
BorgWarner, Inc.	42,724	1,793,554
		1,971,380
Banks-Commercial — 1.6%
BB&T Corp.	139,406	6,849,017
Citizens Financial Group, Inc.	10,027	354,555
M&T Bank Corp.	23,843	4,054,979
Regions Financial Corp.	22,166	331,160
Zions Bancorp NA	3,994	183,644
		11,773,355
Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	148,262	6,545,767
Northern Trust Corp.	2,238	201,420
State Street Corp.	8,164	457,674
		7,204,861
Banks-Super Regional — 4.0%
Comerica, Inc.	1,821	132,277
Fifth Third Bancorp	15,908	443,833
Huntington Bancshares, Inc.	22,893	316,381
KeyCorp	22,058	391,530
PNC Financial Services Group, Inc.	91,803	12,602,716
SunTrust Banks, Inc.	9,709	610,211
US Bancorp	115,900	6,073,160
Wells Fargo & Co.	184,020	8,707,826
		29,277,934
Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	40,318	2,052,992
PepsiCo, Inc.	33,560	4,400,723
		6,453,715
Brewery — 0.0%
Molson Coors Brewing Co., Class B	4,108	230,048
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	3,453	106,007
Discovery, Inc., Class C†	7,888	224,414
Fox Corp., Class A	4,186	153,375
Fox Corp., Class B	1,918	70,064
		553,860
Building & Construction Products-Misc. — 0.7%
Fortune Brands Home & Security, Inc.	95,667	5,465,456
Building Products-Air & Heating — 0.5%
Johnson Controls International PLC	96,091	3,969,519
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	588	135,305
Vulcan Materials Co.	1,503	206,377
		341,682
Building Products-Wood — 0.0%
Masco Corp.	3,404	133,573
Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	7,429	320,413
Lennar Corp., Class A	6,244	302,584
PulteGroup, Inc.	50,018	1,581,569
		2,204,566
Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	2,145	847,661
Comcast Corp., Class A	165,237	6,986,220
DISH Network Corp., Class A†	5,048	193,894
		8,027,775
Casino Hotels — 0.1%
MGM Resorts International	11,165	318,984
Wynn Resorts, Ltd.	2,120	262,859
		581,843

1

Chemicals-Diversified — 2.0%
Celanese Corp.	25,602	2,759,896
Dow, Inc.	83,119	4,098,598
DuPont de Nemours, Inc.	49,511	3,716,791
Eastman Chemical Co.	1,395	108,573
FMC Corp.	37,113	3,078,523
LyondellBasell Industries NV, Class A	6,643	572,161
PPG Industries, Inc.	2,789	325,504
		14,660,046
Chemicals-Specialty — 0.1%
Albemarle Corp.	2,318	163,210
International Flavors & Fragrances, Inc.	2,217	321,665
		484,875
Coatings/Paint — 0.0%
Sherwin-Williams Co.	675	309,346
Commercial Services — 0.0%
Nielsen Holdings PLC	7,777	175,760
Quanta Services, Inc.	3,108	118,695
		294,455
Commercial Services-Finance — 0.1%
Equifax, Inc.	1,031	139,433
FleetCor Technologies, Inc.†	754	211,761
H&R Block, Inc.	1,690	49,517
Moody’s Corp.	1,840	359,370
Total System Services, Inc.	1,140	146,228
		906,309
Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	2,521	178,512
Synopsys, Inc.†	1,410	181,453
		359,965
Computer Services — 0.7%
Accenture PLC, Class A	7,535	1,392,242
Cognizant Technology Solutions Corp., Class A	12,454	789,459
DXC Technology Co.	5,869	323,676
International Business Machines Corp.	19,397	2,674,846
		5,180,223
Computers — 2.7%
Apple, Inc.	95,624	18,925,902
Hewlett Packard Enterprise Co.	29,296	437,975
HP, Inc.	32,953	685,093
		20,048,970
Computers-Memory Devices — 0.9%
NetApp, Inc.	57,798	3,566,137
Seagate Technology PLC	1,984	93,486
Western Digital Corp.	69,410	3,300,445
		6,960,068
Consulting Services — 0.0%
Verisk Analytics, Inc.	1,110	162,571
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	3,460	461,149
Containers-Metal/Glass — 0.0%
Ball Corp.	2,417	169,166
Containers-Paper/Plastic — 0.5%
Amcor PLC†	18,109	208,072
Packaging Corp. of America	2,067	197,026
Sealed Air Corp.	66,606	2,849,405
WestRock Co.	5,623	205,071
		3,459,574
Cosmetics & Toiletries — 2.4%
Colgate-Palmolive Co.	36,766	2,635,019
Coty, Inc., Class A	6,575	88,105
Estee Lauder Cos., Inc., Class A	1,535	281,074
Procter & Gamble Co.	82,775	9,076,279
Unilever NV	71,426	4,336,987
Unilever NV CVA	19,410	1,182,341
		17,599,805
Cruise Lines — 0.4%
Carnival Corp.	50,200	2,336,810
Norwegian Cruise Line Holdings, Ltd.†	4,712	252,704
Royal Caribbean Cruises, Ltd.	3,761	455,871
		3,045,385
Data Processing/Management — 0.0%
Jack Henry & Associates, Inc.	878	117,582
Paychex, Inc.	2,659	218,809
		336,391
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	780	213,486
DENTSPLY SIRONA, Inc.	5,119	298,745
		512,231
Diagnostic Equipment — 0.1%
Danaher Corp.	6,064	866,667
Distribution/Wholesale — 0.0%
Copart, Inc.†	1,411	105,458
LKQ Corp.†	6,869	182,784
		288,242
Diversified Banking Institutions — 7.3%
Bank of America Corp.	471,167	13,663,843
Citigroup, Inc.	145,877	10,215,766
Goldman Sachs Group, Inc.	7,443	1,522,838
JPMorgan Chase & Co.	245,020	27,393,236
Morgan Stanley	27,969	1,225,322
		54,021,005
Diversified Manufacturing Operations — 2.6%
3M Co.	6,179	1,071,068
A.O. Smith Corp.	3,088	145,630
Eaton Corp. PLC	91,719	7,638,358
General Electric Co.	190,783	2,003,221
Illinois Tool Works, Inc.	3,934	593,287
Ingersoll-Rand PLC	33,721	4,271,439
Parker-Hannifin Corp.	2,806	477,048
Siemens AG	26,280	3,123,764
Textron, Inc.	5,092	270,080
		19,593,895

2

E-Commerce/Products — 0.1%
eBay, Inc.	11,112	438,924
E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	492	922,357
Expedia Group, Inc.	984	130,901
TripAdvisor, Inc.†	747	34,579
		1,087,837
Electric Products-Misc. — 0.6%
Emerson Electric Co.	62,416	4,164,396
Electric-Distribution — 0.7%
CenterPoint Energy, Inc.	10,986	314,529
Sempra Energy	33,521	4,607,126
		4,921,655
Electric-Integrated — 4.0%
AES Corp.	14,520	243,355
Alliant Energy Corp.	2,223	109,105
American Electric Power Co., Inc.	10,795	950,068
CMS Energy Corp.	2,731	158,152
Consolidated Edison, Inc.	7,156	627,438
Dominion Energy, Inc.	62,503	4,832,732
DTE Energy Co.	4,008	512,543
Duke Energy Corp.	15,927	1,405,398
Edison International	66,567	4,487,281
Entergy Corp.	4,155	427,674
Evergy, Inc.	5,340	321,201
Eversource Energy	51,401	3,894,140
Exelon Corp.	21,241	1,018,294
FirstEnergy Corp.	11,045	472,836
Pinnacle West Capital Corp.	32,190	3,028,757
PPL Corp.	15,789	489,617
Public Service Enterprise Group, Inc.	11,057	650,373
Southern Co.	22,770	1,258,726
WEC Energy Group, Inc.	3,588	299,132
Xcel Energy, Inc.	78,153	4,649,322
		29,836,144
Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,008	80,438
Electronic Components-Semiconductors — 2.4%
Intel Corp.	257,463	12,324,754
IPG Photonics Corp.†	779	120,161
Microchip Technology, Inc.	2,550	221,085
Micron Technology, Inc.†	73,811	2,848,367
NVIDIA Corp.	6,262	1,028,408
Qorvo, Inc.†	2,607	173,652
Skyworks Solutions, Inc.	1,473	113,819
Texas Instruments, Inc.	6,978	800,795
		17,631,041
Electronic Connectors — 0.6%
Amphenol Corp., Class A	4,052	388,749
TE Connectivity, Ltd.	38,890	3,724,884
		4,113,633
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	3,249	242,603
FLIR Systems, Inc.	2,963	160,298
Fortive Corp.	6,451	525,886
		928,787
Electronic Security Devices — 0.0%
Allegion PLC	1,007	111,324
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	2,510	211,819
Engines-Internal Combustion — 0.5%
Cummins, Inc.	23,390	4,007,643
Enterprise Software/Service — 0.5%
Oracle Corp.	69,042	3,933,323
Entertainment Software — 0.2%
Activision Blizzard, Inc.	16,758	790,978
Electronic Arts, Inc.†	3,375	341,752
		1,132,730
Finance-Consumer Loans — 0.5%
Synchrony Financial	110,883	3,844,314
Finance-Credit Card — 0.3%
American Express Co.	7,490	924,565
Capital One Financial Corp.	10,273	932,172
Discover Financial Services	2,479	192,346
Western Union Co.	5,465	108,699
		2,157,782
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	12,477	501,450
E*TRADE Financial Corp.	2,195	97,897
Jefferies Financial Group, Inc.	5,543	106,592
TD Ameritrade Holding Corp.	48,092	2,400,753
		3,106,692
Finance-Other Services — 0.2%
CME Group, Inc.	7,831	1,520,076
Nasdaq, Inc.	761	73,185
		1,593,261
Food-Confectionery — 0.1%
Hershey Co.	1,188	159,227
J.M. Smucker Co.	2,488	286,593
		445,820
Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	6,449	520,692
Food-Misc./Diversified — 3.1%
Campbell Soup Co.	4,216	168,935
Conagra Brands, Inc.	81,040	2,149,181
General Mills, Inc.	13,100	688,012
Kellogg Co.	20,130	1,078,364
Kraft Heinz Co.	74,011	2,297,301
Mondelez International, Inc., Class A	228,590	12,321,001
Nestle SA ADR	41,184	4,258,426
		22,961,220
Food-Retail — 0.1%
Kroger Co.	17,648	383,138
Food-Wholesale/Distribution — 0.7%
Sysco Corp.	21,818	1,542,969
US Foods Holding Corp.†	107,213	3,833,937
		5,376,906

3

Footwear & Related Apparel — 0.3%
Skechers U.S.A., Inc., Class A†	74,300	2,339,707
Gas-Distribution — 0.1%
Atmos Energy Corp.	1,049	110,732
NiSource, Inc.	8,162	235,066
		345,798
Gold Mining — 0.1%
Newmont Goldcorp Corp.	17,931	689,806
Home Decoration Products — 0.3%
Newell Brands, Inc.	129,871	2,002,611
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,872	110,199
Hotels/Motels — 0.6%
Hilton Worldwide Holdings, Inc.	39,756	3,885,752
Marriott International, Inc., Class A	3,628	508,972
		4,394,724
Human Resources — 0.0%
Robert Half International, Inc.	1,400	79,814
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,295	212,160
Industrial Gases — 0.1%
Linde PLC	3,918	786,734
Instruments-Controls — 0.2%
Honeywell International, Inc.	7,960	1,389,736
Mettler-Toledo International, Inc.†	195	163,800
		1,553,536
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,165	112,236
Waters Corp.†	608	130,866
		243,102
Insurance Brokers — 0.2%
Aon PLC	1,947	375,732
Arthur J. Gallagher & Co.	1,337	117,108
Marsh & McLennan Cos., Inc.	4,139	412,865
Willis Towers Watson PLC	2,827	541,484
		1,447,189
Insurance-Life/Health — 1.3%
Aflac, Inc.	72,618	3,980,192
Lincoln National Corp.	4,427	285,320
Principal Financial Group, Inc.	67,191	3,891,703
Prudential Financial, Inc.	8,882	897,082
Torchmark Corp.	1,217	108,873
Unum Group	4,635	155,504
		9,318,674
Insurance-Multi-line — 2.2%
Allstate Corp.	7,287	741,015
American International Group, Inc.(1)	19,027	1,013,759
Assurant, Inc.	25,645	2,728,115
Chubb, Ltd.	67,955	10,009,092
Cincinnati Financial Corp.	1,726	178,934
Hartford Financial Services Group, Inc.	7,908	440,634
Loews Corp.	5,870	320,913
MetLife, Inc.	20,791	1,032,689
		16,465,151
Insurance-Property/Casualty — 1.1%
Berkshire Hathaway, Inc., Class B†	33,544	7,150,574
Progressive Corp.	6,005	479,980
Travelers Cos., Inc.	5,730	856,750
		8,487,304
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	891	220,237
Internet Security — 0.0%
Symantec Corp.	13,524	294,282
Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.	1,120	103,197
Ameriprise Financial, Inc.	29,368	4,263,059
BlackRock, Inc.	10,003	4,694,408
Franklin Resources, Inc.	6,440	224,112
Invesco, Ltd.	215,178	4,402,542
Raymond James Financial, Inc.	2,764	233,696
T. Rowe Price Group, Inc.	2,587	283,819
		14,204,833
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	39,810	5,425,705
Machinery-Farming — 0.2%
Deere & Co.	6,935	1,149,199
Machinery-General Industrial — 0.3%
Atlas Copco AB, Class B	83,860	2,406,057
Wabtec Corp.	1,911	137,133
		2,543,190
Machinery-Pumps — 0.1%
Dover Corp.	3,179	318,536
Flowserve Corp.	1,348	71,026
		389,562
Medical Information Systems — 0.4%
Cerner Corp.	35,700	2,616,810
Medical Instruments — 1.8%
Medtronic PLC	138,155	13,454,915
Medical Labs & Testing Services — 0.6%
IQVIA Holdings, Inc.†	932	149,959
Laboratory Corp. of America Holdings†	2,155	372,599
Quest Diagnostics, Inc.	36,680	3,734,391
		4,256,949
Medical Products — 1.6%
Baxter International, Inc.	5,916	484,520
Becton Dickinson and Co.	2,183	550,138
Cooper Cos., Inc.	617	207,861
Henry Schein, Inc.†	1,794	125,401
Hologic, Inc.†	58,649	2,816,325
Stryker Corp.	2,778	571,101
Zimmer Biomet Holdings, Inc.	58,700	6,911,338
		11,666,684

4

Medical-Biomedical/Gene — 0.9%
Amgen, Inc.	4,537	836,078
Biogen, Inc.†	1,951	456,280
Celgene Corp.†	8,177	755,882
Gilead Sciences, Inc.	64,828	4,379,780
Incyte Corp.†	2,025	172,044
Regeneron Pharmaceuticals, Inc.†	705	220,665
		6,820,729
Medical-Drugs — 6.0%
AbbVie, Inc.	15,524	1,128,905
Allergan PLC	31,914	5,343,361
AstraZeneca PLC ADR	76,016	3,137,940
Bristol-Myers Squibb Co.	17,534	795,167
Eli Lilly & Co.	23,933	2,651,537
Johnson & Johnson	84,035	11,704,395
Merck & Co., Inc.	21,480	1,801,098
Nektar Therapeutics†	3,813	135,667
Pfizer, Inc.	242,120	10,488,638
Roche Holding AG	8,740	2,459,141
Roche Holding AG ADR	112,216	3,938,782
Zoetis, Inc.	4,712	534,765
		44,119,396
Medical-Generic Drugs — 0.1%
Mylan NV†	11,277	214,714
Perrigo Co. PLC	2,737	130,336
		345,050
Medical-HMO — 2.2%
Anthem, Inc.	25,327	7,147,532
Centene Corp.†	9,043	474,215
UnitedHealth Group, Inc.	35,590	8,684,316
		16,306,063
Medical-Hospitals — 0.0%
Universal Health Services, Inc., Class B	780	101,704
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	3,403	290,140
Cardinal Health, Inc.	6,521	307,139
McKesson Corp.	17,996	2,418,482
		3,015,761
Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	17,454	202,641
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,480	124,688
Multimedia — 0.9%
Viacom, Inc., Class B	144,846	4,326,550
Walt Disney Co.	16,804	2,346,511
		6,673,061
Networking Products — 0.9%
Cisco Systems, Inc.	119,749	6,553,863
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,687	232,802
Office Automation & Equipment — 0.0%
Xerox Corp.	4,275	151,378
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,016	117,531
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	2,418	122,399
Oil Companies-Exploration & Production — 1.5%
Cabot Oil & Gas Corp.	2,871	65,918
Cimarex Energy Co.	976	57,906
Concho Resources, Inc.	1,975	203,780
EOG Resources, Inc.	53,523	4,986,203
Hess Corp.	2,509	159,497
Noble Energy, Inc.	10,462	234,349
Occidental Petroleum Corp.	39,200	1,970,976
Pioneer Natural Resources Co.	24,030	3,697,256
		11,375,885
Oil Companies-Integrated — 4.5%
Chevron Corp.	161,895	20,146,214
Exxon Mobil Corp.	40,728	3,120,987
Royal Dutch Shell PLC, Class B ADR	28,330	1,862,414
TOTAL SA ADR	142,640	7,957,885
		33,087,500
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	8,443	187,688
Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	14,496	810,036
Phillips 66	9,138	854,769
Valero Energy Corp.	9,128	781,448
		2,446,253
Oil-Field Services — 1.5%
Baker Hughes a GE Co., LLC	94,754	2,333,791
Halliburton Co.	111,521	2,535,988
Schlumberger, Ltd.	142,372	5,657,863
TechnipFMC PLC	9,214	239,011
		10,766,653
Paper & Related Products — 0.1%
International Paper Co.	8,692	376,537
Pharmacy Services — 0.3%
Cigna Corp.	3,570	562,453
CVS Health Corp.	28,420	1,548,606
		2,111,059
Pipelines — 0.7%
Kinder Morgan, Inc.	209,052	4,365,006
ONEOK, Inc.	3,883	267,189
Williams Cos., Inc.	26,510	743,340
		5,375,535
Publishing-Newspapers — 0.0%
News Corp., Class A	8,434	113,774
News Corp., Class B	2,708	37,804
		151,578
Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.	2,471	348,633
AvalonBay Communities, Inc.	976	198,304
Boston Properties, Inc.	1,589	204,981
Brixmor Property Group, Inc.	181,047	3,237,120
Crown Castle International Corp.	5,366	699,458
Digital Realty Trust, Inc.	2,005	236,169

5

Duke Realty Corp.	2,595	82,028
Equinix, Inc.	736	371,157
Equity Residential	2,593	196,861
Essex Property Trust, Inc.	374	109,182
Extra Space Storage, Inc.	948	100,583
Federal Realty Investment Trust	852	109,703
Gaming and Leisure Properties, Inc.	71,600	2,790,968
Host Hotels & Resorts, Inc.	8,590	156,510
Iron Mountain, Inc.	6,276	196,439
Kimco Realty Corp.	9,233	170,626
Macerich Co.	2,317	77,596
Mid-America Apartment Communities, Inc.	1,097	129,183
Prologis, Inc.	13,800	1,105,380
Realty Income Corp.	1,860	128,284
Regency Centers Corp.	2,011	134,214
SBA Communications Corp.†	1,041	234,058
Simon Property Group, Inc.	2,231	356,425
SL Green Realty Corp.	1,845	148,283
UDR, Inc.	2,774	124,525
Ventas, Inc.	8,082	552,405
Vornado Realty Trust	1,861	119,290
Welltower, Inc.	30,070	2,451,607
Weyerhaeuser Co.	135,544	3,570,229
		18,340,201
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	6,842	350,995
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	808	107,165
Retail-Apparel/Shoe — 0.1%
Foot Locker, Inc.	1,253	52,525
Gap, Inc.	4,631	83,219
L Brands, Inc.	5,018	130,970
Ross Stores, Inc.	3,457	342,658
		609,372
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	18,429	2,840,646
Genuine Parts Co.	3,195	330,938
		3,171,584
Retail-Automobile — 0.0%
CarMax, Inc.†	2,000	173,660
Retail-Building Products — 0.5%
Home Depot, Inc.	12,998	2,703,194
Lowe’s Cos., Inc.	9,249	933,317
		3,636,511
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,083	354,438
Retail-Discount — 1.3%
Costco Wholesale Corp.	9,621	2,542,445
Dollar Tree, Inc.†	5,197	558,106
Target Corp.	11,208	970,725
Walmart, Inc.	49,652	5,486,050
		9,557,326
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	17,002	929,499
Retail-Jewelry — 0.0%
Tiffany & Co.	1,300	121,732
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	1,173	37,372
Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	3,545	168,565
Macy’s, Inc.	3,919	84,101
		252,666
Retail-Restaurants — 0.2%
Darden Restaurants, Inc.	807	98,236
Starbucks Corp.	12,984	1,088,449
		1,186,685
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	8,628	144,778
Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	3,721	419,989
Maxim Integrated Products, Inc.	37,504	2,243,489
QUALCOMM, Inc.	83,694	6,366,603
		9,030,081
Semiconductor Equipment — 1.0%
Applied Materials, Inc.	74,879	3,362,816
KLA-Tencor Corp.	31,391	3,710,416
Lam Research Corp.	3,280	616,115
		7,689,347
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	909	204,289
Steel-Producers — 0.1%
Nucor Corp.	6,668	367,407
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	17,168	570,493
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	7,533	200,604
Telephone-Integrated — 2.3%
AT&T, Inc.	159,657	5,350,106
CenturyLink, Inc.	20,990	246,843
Verizon Communications, Inc.	202,395	11,562,826
		17,159,775
Television — 0.1%
CBS Corp., Class B	7,700	384,230
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,347	198,642
Tobacco — 1.2%
Altria Group, Inc.	40,930	1,938,036
British American Tobacco PLC ADR	78,353	2,732,169
Philip Morris International, Inc.	55,117	4,328,338
		8,998,543
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,212	200,756
Stanley Black & Decker, Inc.	3,315	479,382
		680,138

6

Toys — 0.0%
Hasbro, Inc.	1,089	115,086
Transport-Rail — 0.2%
Kansas City Southern	1,232	150,082
Norfolk Southern Corp.	1,804	359,591
Union Pacific Corp.	7,250	1,226,048
		1,735,721
Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	2,988	252,038
FedEx Corp.	2,884	473,524
United Parcel Service, Inc., Class B	35,610	3,677,444
		4,403,006
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	628	57,405
Water — 0.0%
American Water Works Co., Inc.	1,461	169,476
Water Treatment Systems — 0.0%
Pentair PLC	3,460	128,712
Wireless Equipment — 0.4%
Nokia OYJ ADR	520,499	2,607,700
Total Common Stocks (cost $646,472,182)		721,860,260
EXCHANGE-TRADED FUNDS — 1.4%
iShares Russell 1000 Value ETF	65,330	8,311,283
iShares S&P 500 Value ETF	18,900	2,203,173
Total Exchange-Traded Funds (cost $10,248,391)		10,514,456
Total Long-Term Investment Securities (cost $656,720,573)		732,374,716

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills
2.16% due 07/30/2019(2)	$150,000	149,741
2.48% due 09/05/2019(2)	70,000	69,732
Total Short-Term Investment Securities (cost $219,426)		219,473
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $312,013 collateralized by $305,000 of United States Treasury Notes, bearing interest at 2.63% due 01/31/2026 and having an approximate value of $322,548 (cost 312,000)	312,000	312,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	265,000	265,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	220,000	220,000
BNP Paribas SA Joint Repurchase Agreement(3)	265,000	265,000
Deutsche Bank AG Joint Repurchase Agreement(3)	245,000	245,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	310,000	310,000
Total Repurchase Agreements (cost $1,617,000)		1,617,000
TOTAL INVESTMENTS (cost $658,556,999)	99.1%	734,211,189
Other assets less liabilities	0.9	6,421,983
NET ASSETS	100.0%	$740,633,172

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
ADR	— American Depositary Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
ETF	— Exchange-Traded Funds

7

Futures Contracts
Number						Unrealized
of						Appreciation
Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	September 2019	$1,132,720	$1,143,600	$10,880

*                                         Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	192,383,765	USD	1,799,526	09/30/2019	$3,454	$—
Credit Suisse AG	EUR	9,174,371	USD	10,463,829	09/30/2019	—	(41,628)
Goldman Sachs & Co.	SEK	17,624,018	USD	1,890,292	09/30/2019	65	(19,641)
JPMorgan Chase Bank, N.A	GBP	1,257,478	USD	1,599,978	09/30/2019	—	(3,255)
UBS AG	CHF	2,028,780	USD	2,084,657	09/30/2019	598	(10,906)

Net Unrealized Appreciation (Depreciation)						$4,117	$(75,430)

CHF - Swiss Francs

EUR - Euro Currency

GBP - Pound Sterling

JPY - Japanese Yen

SEK - Swedish Krona

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of  June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$712,688,957	$9,171,303	**	$—	$721,860,260
Exchange-Traded Funds	10,514,456	—		—	10,514,456
Short-Term Investment Securities	—	219,473		—	219,473
Repurchase Agreements	—	1,617,000		—	1,617,000
Total Investments at Value	$723,203,413	$11,007,776		$—	$734,211,189

Other Financial Instruments:†
Futures Contracts	$10,880	$—		$—	$10,880
Forward Foreign Currency Contracts	—	4,117		—	4,117
Total Other Financial Instruments	$10,880	$4,117		$—	$14,997

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	—	75,430		—	75,430
Total Other Financial Instruments	$—	$75,430		$—	$75,430

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

**                                  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

†                                         Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

8

Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.1%
Advanced Materials — 0.1%
Hexcel Corp.	1,933	$156,341
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	3,477	78,545
Omnicom Group, Inc.	4,039	330,996
		409,541
Advertising Services — 0.1%
Trade Desk, Inc., Class A†	926	210,924
Aerospace/Defense — 0.5%
Spirit AeroSystems Holdings, Inc., Class A	2,264	184,222
TransDigm Group, Inc.†	2,003	969,051
		1,153,273
Aerospace/Defense-Equipment — 1.6%
HEICO Corp.	953	127,521
HEICO Corp., Class A	1,865	192,785
L3 Technologies, Inc.	1,369	335,638
L3Harris Technologies, Inc.	16,024	3,030,619
		3,686,563
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	3,434	160,402
Airlines — 0.5%
Alaska Air Group, Inc.	5,952	380,392
American Airlines Group, Inc.	6,185	201,693
Copa Holdings SA, Class A	1,000	97,570
JetBlue Airways Corp.†	646	11,944
United Continental Holdings, Inc.†	4,296	376,115
		1,067,714
Apparel Manufacturers — 0.8%
Capri Holdings, Ltd.†	1,444	50,078
Carter’s, Inc.	486	47,405
Columbia Sportswear Co.	477	47,776
Hanesbrands, Inc.	6,819	117,423
PVH Corp.	1,100	104,104
Tapestry, Inc.	8,800	279,224
Under Armour, Inc., Class A†	12,349	313,047
Under Armour, Inc., Class C†	42,285	938,727
		1,897,784
Applications Software — 2.2%
CDK Global, Inc.	7,373	364,521
HubSpot, Inc.†	973	165,916
PTC, Inc.†	2,541	228,080
RealPage, Inc.†	5,866	345,214
ServiceNow, Inc.†	11,550	3,171,284
Smartsheet, Inc., Class A†	2,081	100,720
Tableau Software, Inc., Class A†	4,108	682,010
		5,057,745
Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	3,100	102,982
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	204	13,178
Auto-Cars/Light Trucks — 0.1%
Ferrari NV	1,040	167,877
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,900	136,154
Auto/Truck Parts & Equipment-Original — 0.4%
Allison Transmission Holdings, Inc.	2,807	130,105
Aptiv PLC	6,722	543,339
WABCO Holdings, Inc.†	1,047	138,832
		812,276
Banks-Commercial — 0.6%
BankUnited, Inc.	2,500	84,350
CIT Group, Inc.	193	10,140
First Republic Bank	5,236	511,295
Pinnacle Financial Partners, Inc.	1,600	91,968
Signature Bank	1,750	211,470
SVB Financial Group†	922	207,072
Synovus Financial Corp.	276	9,660
Webster Financial Corp.	4,000	191,080
Western Alliance Bancorp†	251	11,225
		1,328,260
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,300	117,000
Banks-Super Regional — 0.1%
Comerica, Inc.	221	16,053
Fifth Third Bancorp	4,100	114,390
		130,443
Beverages-Non-alcoholic — 1.1%
Keurig Dr Pepper, Inc.	3,300	95,370
Monster Beverage Corp.†	36,748	2,345,625
		2,440,995
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class A	1,155	63,525
Brown-Forman Corp., Class B	9,213	510,677
		574,202
Broadcast Services/Program — 0.0%
Fox Corp., Class A	832	30,485
Fox Corp., Class B	387	14,137
		44,622
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.	1,196	116,251
Fortune Brands Home & Security, Inc.	6,081	347,408
		463,659
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	792	217,800
Building Products-Cement — 0.5%
Eagle Materials, Inc.	2,522	233,789
Martin Marietta Materials, Inc.	469	107,922
Vulcan Materials Co.	6,453	886,061
		1,227,772
Building-Maintenance & Services — 0.2%
Rollins, Inc.	9,162	328,641
ServiceMaster Global Holdings, Inc.†	526	27,399
		356,040
Building-Residential/Commercial — 0.7%
Lennar Corp., Class A	20,133	975,645
Lennar Corp., Class B	158	6,085
NVR, Inc.†	178	599,904
Toll Brothers, Inc.	2,700	98,874
		1,680,508

1

Cable/Satellite TV — 0.2%
Altice USA, Inc., Class A†	10,925	266,024
Cable One, Inc.	107	125,296
		391,320
Casino Hotels — 0.3%
MGM Resorts International	9,168	261,930
Wynn Resorts, Ltd.	3,880	481,081
		743,011
Chemicals-Diversified — 0.2%
Celanese Corp.	1,900	204,820
PPG Industries, Inc.	1,700	198,407
		403,227
Chemicals-Specialty — 0.2%
Element Solutions, Inc.†	2,115	21,869
NewMarket Corp.	154	61,745
Valvoline, Inc.	3,614	70,581
Versum Materials, Inc.	2,667	137,564
W.R. Grace & Co.	1,397	106,326
		398,085
Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	5,554	165,343
RPM International, Inc.	4,727	288,867
		454,210
Commercial Services — 2.1%
Cintas Corp.	4,438	1,053,093
CoreLogic, Inc.†	5,610	234,666
CoStar Group, Inc.†	5,782	3,203,575
Morningstar, Inc.	480	69,427
Nielsen Holdings PLC	8,986	203,084
Quanta Services, Inc.	792	30,247
		4,794,092
Commercial Services-Finance — 5.0%
Avalara, Inc.†	1,042	75,233
Equifax, Inc.	5,392	729,214
Euronet Worldwide, Inc.†	2,822	474,773
FleetCor Technologies, Inc.†	4,279	1,201,757
Global Payments, Inc.	8,081	1,294,011
Green Dot Corp., Class A†	1,400	68,460
H&R Block, Inc.	757	22,180
IHS Markit, Ltd.†	10,882	693,401
MarketAxess Holdings, Inc.	1,660	533,557
Moody’s Corp.	3,200	624,992
Sabre Corp.	9,276	205,927
Square, Inc., Class A†	32,385	2,348,884
StoneCo, Ltd., Class A†	2,487	73,566
Total System Services, Inc.	8,077	1,036,037
TransUnion	13,175	968,494
WEX, Inc.†	2,452	510,261
Worldpay, Inc., Class A†	6,300	772,065
		11,632,812
Communications Software — 0.1%
Slack Technologies, Inc., Class A†	4,189	157,087
Computer Aided Design — 1.3%
ANSYS, Inc.†	2,744	562,026
Aspen Technology, Inc.†	1,685	209,412
Autodesk, Inc.†	3,200	521,280
Cadence Design Systems, Inc.†	12,503	885,337
Synopsys, Inc.†	6,345	816,538
		2,994,593
Computer Data Security — 0.2%
Crowdstrike Holdings, Inc., Class A†	813	55,520
Fortinet, Inc.†	5,901	453,374
		508,894
Computer Services — 0.4%
Elastic NV†	912	68,090
EPAM Systems, Inc.†	2,168	375,281
Genpact, Ltd.	6,692	254,898
Leidos Holdings, Inc.	4,000	319,400
		1,017,669
Computer Software — 3.2%
Akamai Technologies, Inc.†	3,593	287,943
Citrix Systems, Inc.	2,731	268,020
Dropbox, Inc., Class A†	8,940	223,947
MongoDB, Inc.†	585	88,973
Pivotal Software, Inc., Class A†	60,060	634,233
Red Hat, Inc.†	4,334	813,752
Splunk, Inc.†	29,500	3,709,625
SS&C Technologies Holdings, Inc.	11,750	676,917
Teradata Corp.†	2,849	102,137
Twilio, Inc., Class A†	5,122	698,385
Zoom Video Communications, Inc., Class A†	199	17,669
		7,521,601
Computers — 0.0%
Nutanix, Inc., Class A†	3,421	88,741
Computers-Integrated Systems — 0.0%
NCR Corp.†	2,930	91,123
Computers-Memory Devices — 0.3%
NetApp, Inc.	6,046	373,038
Pure Storage, Inc., Class A†	16,952	258,857
		631,895
Consulting Services — 1.2%
Booz Allen Hamilton Holding Corp.	10,433	690,769
Gartner, Inc.†	5,836	939,246
Verisk Analytics, Inc.	7,304	1,069,744
		2,699,759
Consumer Products-Misc. — 0.3%
Clorox Co.	4,643	710,890
Containers-Metal/Glass — 0.5%
Ball Corp.	15,582	1,090,584
Crown Holdings, Inc.†	1,836	112,180
		1,202,764
Containers-Paper/Plastic — 0.1%
Berry Global Group, Inc.†	1,237	65,054
Sealed Air Corp.	4,977	212,916
		277,970
Cruise Lines — 0.7%
Norwegian Cruise Line Holdings, Ltd.†	27,101	1,453,427

2

Royal Caribbean Cruises, Ltd.	1,800	218,178
		1,671,605
Data Processing/Management — 2.4%
Broadridge Financial Solutions, Inc.	2,826	360,824
Datadog, Inc.†(1)(2)	454	21,679
DocuSign, Inc.†	5,654	281,060
Fair Isaac Corp.†	5,051	1,586,115
Fidelity National Information Services, Inc.	1,900	233,092
First Data Corp., Class A†	13,939	377,329
Fiserv, Inc.†	16,885	1,539,237
Jack Henry & Associates, Inc.	1,658	222,039
Paychex, Inc.	10,205	839,769
		5,461,144
Decision Support Software — 0.3%
MSCI, Inc.	3,212	766,993
Dental Supplies & Equipment — 1.4%
Align Technology, Inc.†	12,127	3,319,160
Diagnostic Equipment — 0.1%
Avantor, Inc.†	13,371	255,252
Diagnostic Kits — 0.6%
IDEXX Laboratories, Inc.†	3,959	1,090,031
QIAGEN NV†	4,900	198,695
		1,288,726
Dialysis Centers — 0.0%
DaVita, Inc.†	1,800	101,268
Disposable Medical Products — 0.4%
STERIS PLC	1,119	166,597
Teleflex, Inc.	2,429	804,363
		970,960
Distribution/Wholesale — 1.3%
Copart, Inc.†	9,631	719,821
Fastenal Co.	15,056	490,675
HD Supply Holdings, Inc.†	8,000	322,240
IAA, Inc.†	8,158	316,367
KAR Auction Services, Inc.	8,158	203,950
LKQ Corp.†	1,086	28,899
Pool Corp.	2,141	408,931
Watsco, Inc.	800	130,824
WW Grainger, Inc.	1,088	291,834
		2,913,541
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	4,655	219,530
Carlisle Cos., Inc.	1,189	166,947
Ingersoll-Rand PLC	5,543	702,132
Textron, Inc.	3,100	164,424
		1,253,033
Drug Delivery Systems — 0.6%
DexCom, Inc.†	9,007	1,349,609
E-Commerce/Products — 1.1%
Chewy, Inc., Class A†	2,638	92,330
Etsy, Inc.†	2,918	179,077
Farfetch, Ltd., Class A†	3,006	62,525
Wayfair, Inc., Class A†	14,643	2,137,878
		2,471,810
E-Commerce/Services — 1.6%
Ctrip.com International, Ltd. ADR†	2,800	103,348
Expedia Group, Inc.	2,907	386,718
GrubHub, Inc.†	2,829	220,634
IAC/InterActiveCorp†	2,556	556,007
Lyft, Inc., Class A†	86	5,651
Match Group, Inc.	4,338	291,817
MercadoLibre, Inc.†	276	168,848
TripAdvisor, Inc.†	21,504	995,420
Uber Technologies, Inc.†(2)	22,395	993,527
Zillow Group, Inc., Class A†	2,000	91,520
		3,813,490
E-Services/Consulting — 0.4%
CDW Corp.	7,843	870,573
Electric Products-Misc. — 0.3%
AMETEK, Inc.	6,419	583,102
Littelfuse, Inc.	652	115,345
		698,447
Electronic Components-Misc. — 0.2%
Jabil, Inc.	783	24,743
Sensata Technologies Holding PLC†	6,936	339,864
		364,607
Electronic Components-Semiconductors — 3.7%
Advanced Micro Devices, Inc.†	130,600	3,966,322
Cree, Inc.†	195	10,955
IPG Photonics Corp.†	762	117,539
Marvell Technology Group, Ltd.	65,829	1,571,338
Microchip Technology, Inc.	8,748	758,452
Monolithic Power Systems, Inc.	2,722	369,593
Skyworks Solutions, Inc.	6,511	503,105
Xilinx, Inc.	11,019	1,299,360
		8,596,664
Electronic Connectors — 0.6%
Amphenol Corp., Class A	14,434	1,384,798
Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	15,813	1,180,757
FLIR Systems, Inc.	1,477	79,906
Fortive Corp.	5,507	448,931
Keysight Technologies, Inc.†	9,587	861,008
National Instruments Corp.	175	7,348
Trimble, Inc.†	1,051	47,410
		2,625,360
Electronic Security Devices — 0.3%
ADT, Inc.	10,600	64,872
Allegion PLC	4,930	545,011
		609,883
Enterprise Software/Service — 5.1%
Alteryx, Inc., Class A†	1,111	121,232
Atlassian Corp. PLC, Class A†	7,136	933,674
Black Knight, Inc.†	9,865	593,380
Ceridian HCM Holding, Inc.†	4,499	225,850
Coupa Software, Inc.†	2,595	328,553
Guidewire Software, Inc.†	29,602	3,001,051

3

Manhattan Associates, Inc.†	1,573	109,056
New Relic, Inc.†	2,444	211,430
Paycom Software, Inc.†	1,904	431,675
Pegasystems, Inc.	931	66,297
Pluralsight, Inc., Class A†	4,001	121,310
SolarWinds Corp.†	315	5,777
Tyler Technologies, Inc.†	2,222	479,997
Veeva Systems, Inc., Class A†	12,056	1,954,398
Workday, Inc., Class A†	15,243	3,133,656
		11,717,336
Entertainment Software — 0.7%
DraftKings, Inc.†(1)(2)	74,969	205,415
Electronic Arts, Inc.†	1,300	131,638
Take-Two Interactive Software, Inc.†	8,460	960,464
Zynga, Inc., Class A†	34,417	210,976
		1,508,493
Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	5,221	265,540
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	226	109,346
Finance-Consumer Loans — 0.1%
Synchrony Financial	4,566	158,303
Finance-Credit Card — 0.2%
Alliance Data Systems Corp.	116	16,255
Discover Financial Services	5,875	455,841
Western Union Co.	2,305	45,847
		517,943
Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.	4,526	201,860
Evercore, Inc., Class A	355	31,442
Interactive Brokers Group, Inc., Class A	481	26,070
Lazard, Ltd., Class A	6,276	215,832
TD Ameritrade Holding Corp.	5,300	264,576
Tradeweb Markets, Inc.	1,385	60,677
Virtu Financial, Inc., Class A	495	10,781
		811,238
Finance-Leasing Companies — 0.0%
Air Lease Corp.	183	7,565
Finance-Mortgage Loan/Banker — 0.0%
LendingTree, Inc.†	188	78,966
Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	5,969	618,568
Nasdaq, Inc.	2,000	192,340
SEI Investments Co.	1,502	84,262
		895,170
Food-Catering — 0.0%
Aramark	3,100	111,786
Food-Confectionery — 0.3%
Hershey Co.	5,369	719,607
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,300	93,242
Tyson Foods, Inc., Class A	2,700	217,998
		311,240
Food-Misc./Diversified — 1.2%
Campbell Soup Co.	2,323	93,083
Conagra Brands, Inc.	3,900	103,428
Kellogg Co.	2,306	123,532
Lamb Weston Holdings, Inc.	25,080	1,589,069
McCormick & Co., Inc.	4,342	673,053
Post Holdings, Inc.†	712	74,027
TreeHouse Foods, Inc.†	229	12,389
		2,668,581
Food-Retail — 0.0%
Sprouts Farmers Market, Inc.†	4,356	82,285
Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	1,163	36,623
Funeral Services & Related Items — 0.2%
Service Corp. International	9,260	433,183
Garden Products — 0.2%
Scotts Miracle-Gro Co.	965	95,052
Toro Co.	5,184	346,810
		441,862
Gas-Distribution — 0.1%
Atmos Energy Corp.	2,100	221,676
NiSource, Inc.	3,500	100,800
		322,476
Gold Mining — 0.1%
Kirkland Lake Gold, Ltd.	3,200	137,344
Royal Gold, Inc.	506	51,860
		189,204
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,200	57,300
Healthcare Safety Devices — 0.3%
Tandem Diabetes Care, Inc.†	12,184	786,112
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	1,121	82,248
Hotels/Motels — 1.0%
Choice Hotels International, Inc.	2,155	187,507
Extended Stay America, Inc.	5,400	91,206
Hilton Grand Vacations, Inc.†	21,130	672,357
Hilton Worldwide Holdings, Inc.	14,161	1,384,096
Wyndham Hotels & Resorts, Inc.	695	38,739
		2,373,905
Human Resources — 0.2%
ManpowerGroup, Inc.	700	67,620
Paylocity Holding Corp.†	792	74,306
Robert Half International, Inc.	5,132	292,575
		434,501
Industrial Automated/Robotic — 0.5%
Cognex Corp.	7,008	336,244
Rockwell Automation, Inc.	4,384	718,231
		1,054,475
Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	1,056	887,040

4

Woodward, Inc.	1,102	124,702
		1,011,742
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	593	57,130
Waters Corp.†	1,684	362,464
		419,594
Insurance Brokers — 0.3%
Arthur J. Gallagher & Co.	953	83,473
Brown & Brown, Inc.	334	11,189
Willis Towers Watson PLC	2,700	517,158
		611,820
Insurance-Life/Health — 0.1%
Athene Holding, Ltd., Class A†	1,514	65,193
Primerica, Inc.	743	89,123
		154,316
Insurance-Multi-line — 0.1%
Assurant, Inc.	2,900	308,502
Kemper Corp.	279	24,075
Voya Financial, Inc.	242	13,382
		345,959
Insurance-Property/Casualty — 0.2%
Alleghany Corp.†	36	24,520
Arch Capital Group, Ltd.†	1,274	47,240
Erie Indemnity Co., Class A	399	101,457
Fidelity National Financial, Inc.	7,900	318,370
Markel Corp.†	28	30,509
		522,096
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	3,500	208,775
Everest Re Group, Ltd.	299	73,907
RenaissanceRe Holdings, Ltd.	407	72,450
		355,132
Internet Application Software — 1.0%
Anaplan, Inc.†	2,004	101,142
Okta, Inc.†	4,296	530,599
Zendesk, Inc.†	18,114	1,612,689
		2,244,430
Internet Content-Entertainment — 1.2%
Pinterest, Inc., Class A†	62,395	1,698,392
Pinterest, Inc., Class B†(2)	6,496	171,320
Roku, Inc.†	2,002	181,341
Twitter, Inc.†	18,421	642,893
		2,693,946
Internet Content-Information/News — 1.1%
Spotify Technology SA†	17,404	2,544,813
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,353	197,037
Internet Security — 0.7%
FireEye, Inc.†	4,871	72,140
Palo Alto Networks, Inc.†	4,653	948,095
Proofpoint, Inc.†	3,242	389,851
Symantec Corp.	9,300	202,368
Zscaler, Inc.†	1,502	115,113
		1,727,567
Internet Telephone — 0.1%
RingCentral, Inc., Class A†	1,711	196,628
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	452	65,612
LPL Financial Holdings, Inc.	2,031	165,669
Raymond James Financial, Inc.	718	60,707
T. Rowe Price Group, Inc.	1,625	178,279
		470,267
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,180	160,917
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	255	35,167
Universal Display Corp.	1,042	195,959
		231,126
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	1,388	114,260
Machinery-Electrical — 0.1%
BWX Technologies, Inc.	5,428	282,799
Machinery-General Industrial — 1.2%
IDEX Corp.	8,879	1,528,431
Middleby Corp.†	2,454	333,008
Nordson Corp.	2,474	349,601
Roper Technologies, Inc.	608	222,686
Wabtec Corp.	4,067	291,848
		2,725,574
Machinery-Pumps — 0.5%
Dover Corp.	1,552	155,510
Flowserve Corp.	2,992	157,648
Graco, Inc.	7,732	387,992
Xylem, Inc.	6,379	533,540
		1,234,690
Medical Information Systems — 0.4%
Cerner Corp.	10,319	756,382
Medidata Solutions, Inc.†	1,472	133,231
		889,613
Medical Instruments — 0.2%
Bio-Techne Corp.	916	190,977
Bruker Corp.	5,031	251,298
Cantel Medical Corp.	514	41,449
		483,724
Medical Labs & Testing Services — 0.4%
Catalent, Inc.†	3,200	173,472
Charles River Laboratories International, Inc.†	1,177	167,016
IQVIA Holdings, Inc.†	3,176	511,018
Laboratory Corp. of America Holdings†	144	24,898
		876,404
Medical Products — 3.3%
ABIOMED, Inc.†	2,084	542,861
Cooper Cos., Inc.	1,938	652,893
Haemonetics Corp.†	21,556	2,594,049

5

Henry Schein, Inc.†	2,062	144,134
Hill-Rom Holdings, Inc.	845	88,404
Hologic, Inc.†	13,637	654,848
ICU Medical, Inc.†	713	179,612
Novocure, Ltd.†	1,200	75,876
Penumbra, Inc.†	13,031	2,084,960
Varian Medical Systems, Inc.†	2,223	302,617
West Pharmaceutical Services, Inc.	2,454	307,118
		7,627,372
Medical-Biomedical/Gene — 4.5%
Alexion Pharmaceuticals, Inc.†	1,200	157,176
Alnylam Pharmaceuticals, Inc.†	4,568	331,454
Argenx SE ADR†	513	72,631
BioMarin Pharmaceutical, Inc.†	8,971	768,366
Bluebird Bio, Inc.†	1,810	230,232
Blueprint Medicines Corp.†	800	75,464
Exact Sciences Corp.†	36,127	4,264,431
Exelixis, Inc.†	9,284	198,399
FibroGen, Inc.†	1,100	49,698
Guardant Health, Inc.†	838	72,345
Immunomedics, Inc.†	3,300	45,771
Incyte Corp.†	8,246	700,580
Ionis Pharmaceuticals, Inc.†	18,267	1,174,020
Moderna, Inc.†	581	8,506
Sage Therapeutics, Inc.†	7,961	1,457,579
Seattle Genetics, Inc.†	11,641	805,674
Ultragenyx Pharmaceutical, Inc.†	1,083	68,770
		10,481,096
Medical-Drugs — 0.8%
Alkermes PLC†	4,400	99,176
Ascendis Pharma A/S ADR†	535	61,605
Galapagos NV†	6,421	828,335
Galapagos NV ADR†	800	103,144
Horizon Therapeutics PLC†	516	12,415
Jazz Pharmaceuticals PLC†	2,902	413,709
Madrigal Pharmaceuticals, Inc.†	236	24,735
Nektar Therapeutics†	2,528	89,946
PRA Health Sciences, Inc.†	3,031	300,524
		1,933,589
Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	2,100	100,002
Medical-HMO — 0.9%
Centene Corp.†	19,635	1,029,660
Molina Healthcare, Inc.†	3,785	541,785
WellCare Health Plans, Inc.†	2,076	591,805
		2,163,250
Medical-Hospitals — 0.1%
Acadia Healthcare Co., Inc.†	3,846	134,418
Universal Health Services, Inc., Class B	1,300	169,507
		303,925
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	900	109,269
Chemed Corp.	380	137,119
		246,388
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,712	316,485
McKesson Corp.	516	69,345
		385,830
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	619	76,966
Multimedia — 0.2%
FactSet Research Systems, Inc.	1,414	405,196
Networking Products — 0.2%
Arista Networks, Inc.†	1,450	376,449
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	334	28,938
Waste Connections, Inc.	3,923	374,960
		403,898
Office Automation & Equipment — 1.0%
Zebra Technologies Corp., Class A†	11,446	2,397,823
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	4,426	512,000
Oil Companies-Exploration & Production — 1.1%
Cabot Oil & Gas Corp.	15,790	362,538
Centennial Resource Development, Inc., Class A†	14,274	108,340
Cimarex Energy Co.	600	35,598
Concho Resources, Inc.	1,417	146,206
Continental Resources, Inc.†	2,000	84,180
Diamondback Energy, Inc.	4,959	540,382
Jagged Peak Energy, Inc.†	12,000	99,240
Parsley Energy, Inc., Class A†	3,760	71,478
Pioneer Natural Resources Co.	1,745	268,486
Venture Global LNG, Inc., Series B†(1)(2)	3	15,600
Venture Global LNG, Inc., Series C†(1)(2)	42	218,400
WPX Energy, Inc.†	46,885	539,646
		2,490,094
Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	4,100	189,748
Oil-Field Services — 0.0%
Oceaneering International, Inc.†	3,300	67,287
Paper & Related Products — 0.1%
International Paper Co.	3,200	138,624
Patient Monitoring Equipment — 1.1%
CareDx, Inc.†	11,020	396,610
Insulet Corp.†	17,519	2,091,418
Masimo Corp.†	1,151	171,292
		2,659,320
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	1,211	76,729
Pipelines — 0.2%
Cheniere Energy, Inc.†	3,274	224,105
Equitrans Midstream Corp.	508	10,013
ONEOK, Inc.	3,209	220,811
		454,929

6

Poultry — 0.0%
Pilgrim’s Pride Corp.†	461	11,705
Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	1,600	111,056
Hubbell, Inc.	2,931	382,202
		493,258
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	42	11,757
Publishing-Newspapers — 0.0%
New York Times Co., Class A	744	24,269
Radio — 0.1%
Sirius XM Holdings, Inc.	34,644	193,314
Real Estate Investment Trusts — 1.3%
American Campus Communities, Inc.	2,073	95,689
American Homes 4 Rent, Class A	2,695	65,515
Americold Realty Trust	4,681	151,758
Brookfield Property REIT, Inc., Class A	2,302	43,485
Colony Capital, Inc.	642	3,210
CoreSite Realty Corp.	699	80,504
CubeSmart	3,000	100,320
Equinix, Inc.	141	71,105
Equity LifeStyle Properties, Inc.	2,094	254,086
Extra Space Storage, Inc.	2,448	259,733
Federal Realty Investment Trust	500	64,380
Iron Mountain, Inc.	4,280	133,964
Lamar Advertising Co., Class A	2,079	167,796
MGM Growth Properties LLC, Class A	5,200	159,380
Outfront Media, Inc.	534	13,772
SBA Communications Corp.†	4,983	1,120,378
SL Green Realty Corp.	1,000	80,370
Sun Communities, Inc.	496	63,582
UDR, Inc.	362	16,250
VEREIT, Inc.	7,501	67,584
		3,012,861
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	3,020	154,926
Jones Lang LaSalle, Inc.	1,100	154,759
WeWork Cos., Inc., Class A†(1)(2)	587	31,698
		341,383
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	305	37,771
Recreational Centers — 0.6%
Planet Fitness, Inc., Class A†	18,642	1,350,426
Recreational Vehicles — 0.0%
Polaris Industries, Inc.	1,259	114,859
Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,362	180,642
Resorts/Theme Parks — 1.1%
Marriott Vacations Worldwide Corp.	10,943	1,054,905
Six Flags Entertainment Corp.	181	8,992
Vail Resorts, Inc.	6,854	1,529,676
		2,593,573
Respiratory Products — 0.2%
ResMed, Inc.	3,472	423,688
Retail-Apparel/Shoe — 1.8%
Burlington Stores, Inc.†	15,254	2,595,468
L Brands, Inc.	875	22,838
Lululemon Athletica, Inc.†	4,487	808,602
Ross Stores, Inc.	6,400	634,368
		4,061,276
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	4,300	37,410
Retail-Auto Parts — 0.9%
Advance Auto Parts, Inc.	401	61,810
AutoZone, Inc.†	761	836,697
O’Reilly Automotive, Inc.†	3,125	1,154,125
		2,052,632
Retail-Automobile — 0.2%
CarMax, Inc.†	5,620	487,985
Carvana Co.†	968	60,587
		548,572
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,149	80,120
Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	1,325	206,687
Retail-Discount — 1.1%
Dollar General Corp.	11,467	1,549,880
Dollar Tree, Inc.†	7,425	797,371
Ollie’s Bargain Outlet Holdings, Inc.†	2,686	233,977
		2,581,228
Retail-Floor Coverings — 0.8%
Floor & Decor Holdings, Inc., Class A†	43,442	1,820,220
Retail-Gardening Products — 0.3%
Tractor Supply Co.	5,747	625,274
Retail-Jewelry — 0.1%
Tiffany & Co.	2,000	187,280
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	1,852	120,380
Retail-Major Department Stores — 0.0%
Nordstrom, Inc.	2,643	84,206
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	2,537	304,491
Retail-Perfume & Cosmetics — 0.4%
Ulta Beauty, Inc.†	2,786	966,436
Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	625	458,050
Darden Restaurants, Inc.	3,010	366,407
Domino’s Pizza, Inc.	2,099	584,110
Dunkin’ Brands Group, Inc.	6,985	556,425
Papa John’s International, Inc.	2,100	93,912
Restaurant Brands International LP	20	1,388
Restaurant Brands International, Inc.	3,400	236,436
Wendy’s Co.	4,536	88,815
Yum China Holdings, Inc.	11,546	533,425
Yum! Brands, Inc.	2,800	309,876
		3,228,844
Schools — 1.1%
2U, Inc.†	18,866	710,116

7

Bright Horizons Family Solutions, Inc.†	2,705	408,103
Grand Canyon Education, Inc.†	11,745	1,374,400
		2,492,619
Security Services — 0.5%
Brink’s Co.	15,461	1,255,124
Semiconductor Components-Integrated Circuits — 0.3%
Maxim Integrated Products, Inc.	12,595	753,433
Semiconductor Equipment — 1.1%
Entegris, Inc.	10,490	391,487
KLA-Tencor Corp.	8,557	1,011,438
Lam Research Corp.	5,467	1,026,921
Teradyne, Inc.	4,176	200,072
		2,629,918
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,919	431,276
Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	11,118	812,281
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,100	139,491
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	14,370	477,515
Telecom Services — 0.0%
Switch, Inc., Class A	1,434	18,771
Telephone-Integrated — 0.1%
Zayo Group Holdings, Inc.†	5,521	181,696
Television — 0.3%
AMC Networks, Inc., Class A†	1,060	57,759
CBS Corp., Class B	7,289	363,721
Nexstar Media Group, Inc., Class A	846	85,446
Sinclair Broadcast Group, Inc., Class A	1,380	74,010
World Wrestling Entertainment, Inc., Class A	1,063	76,759
		657,695
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,279	188,614
Theaters — 0.2%
Live Nation Entertainment, Inc.†	6,154	407,702
Therapeutics — 0.4%
Agios Pharmaceuticals, Inc.†	935	46,638
GW Pharmaceuticals PLC ADR†	400	68,956
Neurocrine Biosciences, Inc.†	4,792	404,588
Sarepta Therapeutics, Inc.†	3,125	474,844
		995,026
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,000	165,640
Toys — 0.2%
Hasbro, Inc.	2,837	299,814
Mattel, Inc.†	5,781	64,805
		364,619
Transport-Marine — 0.0%
Kirby Corp.†	900	71,100
Transport-Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	1,737	173,700
Kansas City Southern	2,400	292,368
		466,068
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	4,319	364,308
Expeditors International of Washington, Inc.	4,585	347,818
		712,126
Transport-Truck — 0.4%
JB Hunt Transport Services, Inc.	3,849	351,837
Landstar System, Inc.	1,683	181,747
Old Dominion Freight Line, Inc.	1,779	265,533
Schneider National, Inc., Class B	4,536	82,737
XPO Logistics, Inc.†	1,301	75,211
		957,065
Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc.†	3,246	109,715
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	377	16,121
Water — 0.1%
American Water Works Co., Inc.	1,636	189,776
Web Hosting/Design — 1.1%
GoDaddy, Inc., Class A†	22,163	1,554,734
Shopify, Inc., Class A†	1,000	300,150
VeriSign, Inc.†	3,468	725,367
		2,580,251
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	5,576	929,687
PagerDuty, Inc.†	245	11,527
Ubiquiti Networks, Inc.	368	48,392
		989,606
Total Common Stocks (cost $164,692,643)		225,038,788
CONVERTIBLE PREFERRED SECURITIES — 0.7%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(2)	6,300	17,388
Applications Software — 0.2%
Magic Leap, Inc., Series C†(1)(2)	4,974	134,298
Tanium, Inc., Series G†(1)(2)	32,619	283,576
		417,874
E-Commerce/Products — 0.1%
One Kings Lane Inc., Series E†(1)	11,800	1,888
The Honest Co., Inc., Series C†(1)(2)	4,317	140,648
		142,536
E-Commerce/Services — 0.2%
Airbnb, Inc., Series D†(1)(2)	2,091	270,325
Airbnb, Inc., Series E†(1)(2)	2,711	350,478
		620,803
Enterprise Software/Service — 0.0%
UiPath, Inc., Series D-1(1)(2)	1,673	65,835
UiPath, Inc., Series D-2(1)(2)	281	11,058
		76,893

8

Real Estate Management/Services — 0.2%
WeWork Cos., Inc., Series D-1†(1)(2)	3,588	193,752
WeWork Cos., Inc., Series D-2†(1)(2)	2,819	152,226
WeWork Cos., Inc., Series E†(1)(2)	2,120	114,480
		460,458
Total Convertible Preferred Securities (cost $1,055,852)		1,735,952
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell Midcap Growth Index Fund (cost $4,407,604)	9,194	1,310,973
Total Long-Term Investment Securities (cost $170,156,099)		228,085,713

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(4)	26,189	26,189
T. Rowe Price Reserve Investment Fund 2.46%(4)	99	99
		26,288
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.08% due 09/26/2019(5)	$25,000	24,875
Total Short-Term Investment Securities (cost $51,164)		51,163
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50% dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $226,009 and collateralized by $220,000 of United States Treasury Notes, bearing interest at 2.63% due 01/31/2026 and having an approximate value of $232,658.	226,000	226,000
Bank of America Securities LLC Joint Repurchase Agreement(3)	740,000	740,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	615,000	615,000
BNP Paribas SA Joint Repurchase Agreement(3)	740,000	740,000
Deutsche Bank AG Joint Repurchase Agreement(3)	680,000	680,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	825,000	825,000
Total Repurchase Agreements (cost $3,826,000)		3,826,000
TOTAL INVESTMENTS (cost $174,033,263)	100.1%	231,962,876
Liabilities in excess of other assets	(0.1)	(225,622)
NET ASSETS	100.0%	$231,737,254

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks

Datadog, Inc.	05/07/2019	454	21,742	21,679	47.75	0.01

DraftKings, Inc.
	07/13/2015	17,116	62,500
	07/17/2015	1,238	4,519
	08/11/2015	40,282	155,799
	08/11/2015	16,333	59,638
		74,969	282,456	205,415	2.74	0.09

Pinterest, Inc.,
Class B	03/19/2015	6,496	139,921	171,320	26.37	0.07

Uber Technologies, Inc.	06/05/2014	22,395	347,415	993,527	44.36	0.43

Venture Global LNG, Inc.,
Series B	03/08/2018	3	9,060	15,600	5,200.00	0.01

Venture Global LNG, Inc.,	10/16/2017	39	147,069
Series C	03/09/2018	3	9,060
		42	156,129	218,400	5,200.00	0.09

WeWork Cos., Inc.,
Class A	05/26/2017	587	8,319	31,698	54.00	0.01

Convertible Preferred Securities
Airbnb, Inc.,
Series D	04/16/2014	2,091	85,131	270,325	129.28	0.12

Airbnb, Inc.,
Series E	06/24/2015	2,392	222,682
	07/14/2015	319	29,697
		2,711	252,379	350,478	129.28	0.15

The Honest Co., Inc.,
Series C	08/20/2014	4,317	116,806	140,648	32.58	0.06

Magic Leap, Inc.,
Series C	12/28/2015	4,974	114,566	134,298	27.00	0.06

Nanigans, Inc.,
Series B	03/16/2015	6,300	68,787	17,388	2.76	0.01

Tanium, Inc.,
Series G	08/26/2015	32,619	161,930	283,576	8.69	0.12

UiPath, Inc.,
Series D-1	04/26/2019	1,673	65,835	65,835	39.35	0.03

UiPath, Inc.,
Series D-2	04/26/2019	281	11,058	11,058	39.35	0.00

WeWork Cos., Inc.,
Series D-1	12/09/2014	3,588	59,744	193,752	54.00	0.08

WeWork Cos., Inc.,
Series D-2	12/09/2014	2,819	46,940	152,226	54.00	0.07

WeWork Cos., Inc.,
Series E	06/23/2015	2,120	69,726	114,480	54.00	0.05

				$3,391,703		1.46%

(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	The rate shown is the 7-day yield as of June 30, 2019.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depositary Receipt

9

Futures Contracts
						Unrealized
Number of			Expiration	Notional	Notional	Appreciation
Contracts	Type	Description	Month	Basis*	Value*	(Depreciation)
2	Long	S&P 400 E-Mini Index	September 2019	$380,854	$390,000	$9,146

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Data Processing/Management	$5,439,465	$—	$21,679	$5,461,144
E-Commerce/Services	2,819,963	993,527	—	3,813,490
Entertainment Software	1,303,078	—	205,415	1,508,493
Internet Content-Entertainment	2,522,626	171,320	—	2,693,946
Oil Companies-Exploration & Production	2,256,094	—	234,000	2,490,094
Real Estate Management/Services	309,685	—	31,698	341,383
Other Industries	208,730,238	—	—	208,730,238
Convertible Preferred Securities	—	—	1,735,952	1,735,952
Exchange-Traded Funds	1,310,973	—	—	1,310,973
Short-Term Investment Securities
Registered Investment Companies	26,288	—	—	26,288
U.S. Government Treasuries	—	24,875	—	24,875
Repurchase Agreements	—	3,826,000	—	3,826,000
Total Investments at Value	$224,718,410	$5,015,722	$2,228,744	$231,962,876

Other Financial Instruments:†
Futures Contracts	$9,146	$—	$—	9,146

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of March 31, 2019	$526,427	$2,913,520
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	33,868	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	119,578
Change in unrealized depreciation(1)	(37,243)	(836,832)
Net purchases	21,742	76,893
Net sales	(52,002)	(537,207)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of June 30, 2019	$492,792	$1,735,952

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2019 includes:

Common Stocks	Convertible Preferred Securities
$(5,975)	$80,694

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at June 30, 2019.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST SA MULTI-MANAGED MID CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.6%
Advanced Materials — 0.0%
Hexcel Corp.	92	$7,441
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	22,516	508,637
Omnicom Group, Inc.	1,656	135,709
		644,346
Aerospace/Defense — 0.1%
Spirit AeroSystems Holdings, Inc., Class A	167	13,589
Teledyne Technologies, Inc.†	580	158,844
TransDigm Group, Inc.†	150	72,570
		245,003
Aerospace/Defense-Equipment — 0.8%
Arconic, Inc.	6,462	166,849
Cobham PLC†	207,755	281,689
L3 Technologies, Inc.	2,885	707,316
L3Harris Technologies, Inc.	3,851	728,357
		1,884,211
Agricultural Biotech — 0.3%
Corteva, Inc.†	26,268	776,745
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	5,377	251,160
Mosaic Co.	5,703	142,746
		393,906
Agricultural Operations — 1.5%
Archer-Daniels-Midland Co.	42,982	1,753,666
Bunge, Ltd.	31,540	1,757,093
		3,510,759
Airlines — 0.7%
Alaska Air Group, Inc.	5,706	364,670
American Airlines Group, Inc.	5,810	189,464
Copa Holdings SA, Class A	508	49,566
Delta Air Lines, Inc.	12,694	720,385
JetBlue Airways Corp.†	4,438	82,059
United Continental Holdings, Inc.†	3,046	266,677
		1,672,821
Apparel Manufacturers — 0.7%
Capri Holdings, Ltd.†	1,349	46,783
Carter’s, Inc.	399	38,918
Columbia Sportswear Co.	168	16,827
Hanesbrands, Inc.	1,305	22,472
PVH Corp.	4,987	471,970
Ralph Lauren Corp.	6,479	735,950
Tapestry, Inc.	4,709	149,416
Under Armour, Inc., Class A†	1,040	26,364
Under Armour, Inc., Class C†	1,073	23,821
		1,532,521
Appliances — 0.3%
Whirlpool Corp.	4,857	691,442
Applications Software — 0.1%
Covetrus, Inc.†	7,326	179,194
Nuance Communications, Inc.†	4,705	75,139
		254,333
Audio/Video Products — 0.0%
Dolby Laboratories, Inc., Class A	882	56,977
Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	9,200	659,272
Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	3,894	314,752
BorgWarner, Inc.	3,343	140,339
Lear Corp.	4,053	564,461
WABCO Holdings, Inc.†	134	17,769
		1,037,321
Banks-Commercial — 2.5%
Associated Banc-Corp.	2,622	55,429
Bank of Hawaii Corp.	654	54,223
Bank OZK	1,968	59,217
BankUnited, Inc.	1,572	53,039
BOK Financial Corp.	524	39,552
CIT Group, Inc.	1,432	75,237
Citizens Financial Group, Inc.	7,426	262,583
Commerce Bancshares, Inc.	1,613	96,232
Cullen/Frost Bankers, Inc.	915	85,699
East West Bancorp, Inc.	2,351	109,956
First Citizens BancShares, Inc., Class A	121	54,483
First Hawaiian, Inc.	2,190	56,655
First Horizon National Corp.	5,053	75,441
First Republic Bank	2,207	215,514
FNB Corp.	5,247	61,757
M&T Bank Corp.	6,012	1,022,461
PacWest Bancorp	1,909	74,126
Pinnacle Financial Partners, Inc.	1,214	69,781
Popular, Inc.	5,843	316,924
Prosperity Bancshares, Inc.	1,080	71,334
Regions Financial Corp.	16,426	245,404
Signature Bank	6,089	735,795
SVB Financial Group†	780	175,180
Synovus Financial Corp.	2,255	78,925
TCF Financial Corp.	2,602	54,096
Texas Capital Bancshares, Inc.†	813	49,894
Umpqua Holdings Corp.	3,568	59,193
Webster Financial Corp.	1,480	70,700
Westamerica Bancorporation	10,844	668,099
Western Alliance Bancorp†	1,401	62,653
Wintrust Financial Corp.	8,456	618,641
Zions Bancorp NA	2,917	134,124
		5,862,347
Banks-Fiduciary — 1.6%
Northern Trust Corp.	28,184	2,536,560
State Street Corp.	22,631	1,268,694
		3,805,254
Banks-Super Regional — 2.6%
Comerica, Inc.	11,393	827,587
Fifth Third Bancorp	58,973	1,645,347
Huntington Bancshares, Inc.	76,915	1,062,965
KeyCorp	65,809	1,168,110
SunTrust Banks, Inc.	20,483	1,287,357
		5,991,366
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	4,304	166,307
Beverages-Non-alcoholic — 0.2%
Coca-Cola European Partners PLC	9,401	531,156
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class A	54	2,970

1

Brown-Forman Corp., Class B	184	10,199
		13,169
Brewery — 0.8%
Carlsberg A/S, Class B	9,851	1,306,248
Molson Coors Brewing Co., Class B	8,032	449,792
		1,756,040
Broadcast Services/Program — 0.3%
Discovery, Inc., Class A†	2,528	77,610
Discovery, Inc., Class C†	5,659	160,998
Fox Corp., Class A	8,536	312,759
Fox Corp., Class B	2,386	87,160
Liberty Media Corp. - Liberty Formula One, Series A†	403	14,452
Liberty Media Corp. - Liberty Formula One, Series C†	3,200	119,712
		772,691
Building & Construction Products-Misc. — 0.5%
Fortune Brands Home & Security, Inc.	1,539	87,923
Owens Corning	12,102	704,336
Summit Materials, Inc., Class A†	15,900	306,075
		1,098,334
Building & Construction-Misc. — 0.0%
Frontdoor, Inc.†	1,375	59,881
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	50	13,750
Building Products-Cement — 0.7%
Eagle Materials, Inc.	127	11,773
Martin Marietta Materials, Inc.	701	161,307
MDU Resources Group, Inc.	3,186	82,199
Vulcan Materials Co.	9,522	1,307,466
		1,562,745
Building Products-Wood — 0.3%
Masco Corp.	17,225	675,909
Building-Maintenance & Services — 0.0%
ServiceMaster Global Holdings, Inc.†	1,860	96,887
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	858	50,150
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	5,514	237,819
Lennar Corp., Class A	2,674	129,582
Lennar Corp., Class B	149	5,738
PulteGroup, Inc.	4,176	132,045
Toll Brothers, Inc.	18,822	689,262
		1,194,446
Cable/Satellite TV — 0.4%
Altice USA, Inc., Class A†	16,101	392,060
DISH Network Corp., Class A†	10,117	388,594
Liberty Broadband Corp., Class A†	398	40,930
Liberty Broadband Corp., Class C†	1,710	178,216
		999,800
Casino Hotels — 0.2%
Caesars Entertainment Corp.†	9,222	109,004
MGM Resorts International	7,721	220,589
Wynn Resorts, Ltd.	273	33,849
		363,442
Cellular Telecom — 0.0%
Sprint Corp.†	9,182	60,326
United States Cellular Corp.†	246	10,989
		71,315
Chemicals-Diversified — 1.7%
Celanese Corp.	6,840	737,352
Eastman Chemical Co.	11,137	866,793
FMC Corp.	10,177	844,182
Huntsman Corp.	3,616	73,911
Olin Corp.	2,666	58,412
PPG Industries, Inc.	8,212	958,423
Westlake Chemical Corp.	6,072	421,761
		3,960,834
Chemicals-Specialty — 0.5%
Albemarle Corp.	1,705	120,049
Ashland Global Holdings, Inc.	1,010	80,770
Cabot Corp.	935	44,609
Chemours Co.	2,647	63,528
Element Solutions, Inc.†	2,259	23,358
International Flavors & Fragrances, Inc.	1,731	251,151
NewMarket Corp.	9	3,608
Univar, Inc.†	23,365	514,965
Valvoline, Inc.	3,053	59,625
		1,161,663
Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	24,539	730,526
RPM International, Inc.	7,952	485,947
		1,216,473
Commercial Services — 0.3%
Cintas Corp.	1,681	398,884
CoreLogic, Inc.†	1,230	51,451
Macquarie Infrastructure Corp.	1,189	48,202
Nielsen Holdings PLC	5,041	113,927
Quanta Services, Inc.	1,767	67,482
		679,946
Commercial Services-Finance — 0.4%
Equifax, Inc.	298	40,301
Global Payments, Inc.	3,454	553,089
H&R Block, Inc.	2,799	82,011
IHS Markit, Ltd.†	2,382	151,781
Sabre Corp.	3,675	81,585
		908,767
Computer Services — 1.2%
Amdocs, Ltd.	14,485	899,374
CACI International, Inc., Class A†	398	81,427
Cognizant Technology Solutions Corp., Class A	5,100	323,289
DXC Technology Co.	10,754	593,083
Leidos Holdings, Inc.	10,179	812,793
		2,709,966
Computer Software — 0.0%
Akamai Technologies, Inc.†	224	17,951

2

Citrix Systems, Inc.	224	21,984
SS&C Technologies Holdings, Inc.	344	19,818
		59,753
Computers — 0.2%
Hewlett Packard Enterprise Co.	22,249	332,623
Computers-Integrated Systems — 0.1%
NCR Corp.†	10,088	313,737
Computers-Memory Devices — 0.3%
Western Digital Corp.	16,353	777,585
Consumer Products-Misc. — 0.3%
Clorox Co.	383	58,641
Kimberly-Clark Corp.	4,066	541,916
Spectrum Brands Holdings, Inc.	571	30,703
		631,260
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	892	54,501
Owens-Illinois, Inc.	2,508	43,313
Silgan Holdings, Inc.	1,259	38,526
		136,340
Containers-Paper/Plastic — 1.1%
Ardagh Group SA	299	5,233
Berry Global Group, Inc.†	11,336	596,160
Graphic Packaging Holding Co.	49,327	689,591
Packaging Corp. of America	1,517	144,600
Sealed Air Corp.	12,308	526,536
Sonoco Products Co.	1,608	105,067
WestRock Co.	15,570	567,838
		2,635,025
Cosmetics & Toiletries — 0.2%
Coty, Inc., Class A	4,677	62,672
Edgewell Personal Care Co.†	17,705	477,150
		539,822
Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	2,773	148,716
Royal Caribbean Cruises, Ltd.	7,063	856,106
		1,004,822
Data Processing/Management — 0.3%
First Data Corp., Class A†	28,374	768,084
Jack Henry & Associates, Inc.	146	19,552
		787,636
Dental Supplies & Equipment — 1.1%
DENTSPLY SIRONA, Inc.	23,573	1,375,720
Patterson Cos., Inc.	47,974	1,098,605
		2,474,325
Diagnostic Kits — 0.1%
QIAGEN NV†	3,585	145,372
Dialysis Centers — 0.1%
DaVita, Inc.†	2,060	115,896
Disposable Medical Products — 0.1%
STERIS PLC	1,280	190,566
Distribution/Wholesale — 0.7%
Fastenal Co.	881	28,712
HD Supply Holdings, Inc.†	21,176	852,969
IAA, Inc.†	189	7,329
KAR Auction Services, Inc.	189	4,725
LKQ Corp.†	19,406	516,394
Watsco, Inc.	519	84,872
WESCO International, Inc.†	724	36,671
		1,531,672
Diversified Manufacturing Operations — 1.6%
A.O. Smith Corp.	1,876	88,472
Carlisle Cos., Inc.	122	17,130
Eaton Corp. PLC	8,840	736,195
Ingersoll-Rand PLC	230	29,134
ITT, Inc.	10,856	710,851
Parker-Hannifin Corp.	2,076	352,941
Textron, Inc.	32,068	1,700,887
Trinity Industries, Inc.	1,725	35,794
		3,671,404
E-Commerce/Services — 0.1%
IAC/InterActiveCorp†	505	109,853
Lyft, Inc., Class A†	471	30,949
TripAdvisor, Inc.†	167	7,731
Zillow Group, Inc., Class A†	913	41,779
Zillow Group, Inc., Class C†	2,001	92,826
		283,138
Electric Products-Misc. — 0.1%
AMETEK, Inc.	755	68,584
Littelfuse, Inc.	388	68,641
		137,225
Electric-Distribution — 0.9%
CenterPoint Energy, Inc.	29,749	851,714
Sempra Energy	9,302	1,278,467
		2,130,181
Electric-Integrated — 6.3%
AES Corp.	41,833	701,121
Alliant Energy Corp.	3,848	188,860
Ameren Corp.	3,971	298,262
Avangrid, Inc.	910	45,955
CMS Energy Corp.	18,747	1,085,639
Consolidated Edison, Inc.	5,316	466,107
Dominion Energy, Inc.	1,003	77,552
DTE Energy Co.	2,962	378,781
Edison International	5,166	348,240
Entergy Corp.	7,092	729,980
Evergy, Inc.	3,952	237,713
Eversource Energy	15,700	1,189,432
FirstEnergy Corp.	53,203	2,277,620
Hawaiian Electric Industries, Inc.	1,754	76,387
IDACORP, Inc.	814	81,750
OGE Energy Corp.	3,238	137,809
PG&E Corp.†	53,676	1,230,254
Pinnacle West Capital Corp.	10,349	973,737
PPL Corp.	11,726	363,623
Public Service Enterprise Group, Inc.	23,290	1,369,918
Southern Co.	13,227	731,188
WEC Energy Group, Inc.	12,870	1,072,972

3

Xcel Energy, Inc.	8,347	496,563
		14,559,463
Electronic Components-Misc. — 0.4%
Garmin, Ltd.	2,352	187,690
Gentex Corp.	4,147	102,058
Jabil, Inc.	1,894	59,850
nVent Electric PLC	2,534	62,818
Sensata Technologies Holding PLC†	11,751	575,799
		988,215
Electronic Components-Semiconductors — 1.0%
AVX Corp.	23,582	391,461
Cree, Inc.†	1,575	88,484
IPG Photonics Corp.†	2,190	337,808
Marvell Technology Group, Ltd.	35,927	857,577
Microchip Technology, Inc.	2,710	234,957
ON Semiconductor Corp.†	6,608	133,548
Qorvo, Inc.†	1,987	132,354
Skyworks Solutions, Inc.	2,656	205,229
		2,381,418
Electronic Connectors — 0.2%
TE Connectivity, Ltd.	5,118	490,202
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	4,656	347,663
FLIR Systems, Inc.	2,002	108,308
Fortive Corp.	3,716	302,928
Keysight Technologies, Inc.†	6,228	559,337
National Instruments Corp.	10,842	455,256
Trimble, Inc.†	3,378	152,382
		1,925,874
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,369	97,569
Avnet, Inc.	1,707	77,276
SYNNEX Corp.	669	65,829
		240,674
Electronic Security Devices — 0.0%
ADT, Inc.	1,830	11,200
Allegion PLC	374	41,346
Resideo Technologies, Inc.†	1,993	43,686
		96,232
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	1,335	87,683
Engineering/R&D Services — 0.5%
AECOM†	2,525	95,571
Fluor Corp.	2,264	76,274
Jacobs Engineering Group, Inc.	2,137	180,342
KBR, Inc.	32,668	814,740
		1,166,927
Engines-Internal Combustion — 0.2%
Cummins, Inc.	2,494	427,322
Gates Industrial Corp. PLC†	743	8,478
		435,800
Enterprise Software/Service — 0.1%
Ceridian HCM Holding, Inc.†	191	9,588
SolarWinds Corp.†	519	9,518
Verint Systems, Inc.†	5,524	297,081
		316,187
Entertainment Software — 0.3%
Electronic Arts, Inc.†	5,018	508,123
Take-Two Interactive Software, Inc.†	977	110,919
Zynga, Inc., Class A†	10,742	65,848
		684,890
Finance-Auto Loans — 0.4%
Ally Financial, Inc.	28,213	874,321
Credit Acceptance Corp.†	20	9,677
Santander Consumer USA Holdings, Inc.	1,719	41,187
		925,185
Finance-Consumer Loans — 0.5%
Navient Corp.	3,409	46,533
OneMain Holdings, Inc.	1,056	35,704
SLM Corp.	6,996	68,001
Synchrony Financial	27,399	949,923
		1,100,161
Finance-Credit Card — 0.5%
Alliance Data Systems Corp.	644	90,244
Discover Financial Services	13,335	1,034,662
Western Union Co.	5,448	108,361
		1,233,267
Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.	3,239	144,459
Evercore, Inc., Class A	424	37,554
Interactive Brokers Group, Inc., Class A	862	46,720
Jefferies Financial Group, Inc.	7,049	135,552
Lazard, Ltd., Class A	25,917	891,286
TD Ameritrade Holding Corp.	12,613	629,641
Virtu Financial, Inc., Class A	431	9,387
		1,894,599
Finance-Leasing Companies — 0.0%
Air Lease Corp.	1,565	64,697
Finance-Other Services — 0.7%
BGC Partners, Inc., Class A	4,639	24,262
Cboe Global Markets, Inc.	1,352	140,108
Nasdaq, Inc.	13,249	1,274,156
SEI Investments Co.	1,096	61,486
		1,500,012
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	1,607	67,623
MGIC Investment Corp.†	5,739	75,410
		143,033
Food-Baking — 0.7%
Flowers Foods, Inc.	65,599	1,526,489
Food-Catering — 0.2%
Aramark	13,470	485,728
Food-Confectionery — 0.3%
Hershey Co.	297	39,807
J.M. Smucker Co.	6,079	700,240
		740,047

4

Food-Flour & Grain — 0.0%
Seaboard Corp.	4	16,547
Food-Meat Products — 0.2%
Hormel Foods Corp.	4,504	182,592
Tyson Foods, Inc., Class A	4,666	376,733
		559,325
Food-Misc./Diversified — 1.2%
Beyond Meat, Inc.†	156	25,066
Campbell Soup Co.	15,194	608,824
Conagra Brands, Inc.	7,820	207,386
Hain Celestial Group, Inc.†	1,474	32,281
Ingredion, Inc.	5,748	474,152
Kellogg Co.	11,422	611,877
Lamb Weston Holdings, Inc.	1,756	111,260
McCormick & Co., Inc.	702	108,817
Post Holdings, Inc.†	3,209	333,640
TreeHouse Foods, Inc.†	4,915	265,901
		2,779,204
Food-Retail — 0.6%
Kroger Co.	61,779	1,341,222
Sprouts Farmers Market, Inc.†	1,005	18,985
		1,360,207
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	5,182	366,471
US Foods Holding Corp.†	3,536	126,447
		492,918
Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	10,681	336,345
Funeral Services & Related Items — 0.0%
Service Corp. International	1,839	86,028
Gambling (Non-Hotel) — 0.0%
International Game Technology PLC	1,590	20,622
Gas-Distribution — 0.6%
Atmos Energy Corp.	1,875	197,925
National Fuel Gas Co.	1,325	69,894
NiSource, Inc.	22,979	661,795
South Jersey Industries, Inc.	7,794	262,892
UGI Corp.	2,816	150,402
		1,342,908
Gold Mining — 2.0%
Barrick Gold Corp.	76,676	1,209,181
Cia de Minas Buenaventura SAA ADR	27,492	458,292
Franco-Nevada Corp.	12,972	1,101,018
Newmont Goldcorp Corp.	49,067	1,887,607
Royal Gold, Inc.	723	74,100
		4,730,198
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	835	59,368
Stericycle, Inc.†	7,072	337,688
		397,056
Home Decoration Products — 0.2%
Newell Brands, Inc.	25,402	391,699
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,123	81,459
Hotels/Motels — 0.6%
Choice Hotels International, Inc.	308	26,799
Extended Stay America, Inc.	3,041	51,362
Hilton Grand Vacations, Inc.†	1,265	40,252
Hyatt Hotels Corp., Class A	612	46,592
Marriott International, Inc., Class A	4,285	601,143
St. Joe Co.†	15,079	260,565
Wyndham Destinations, Inc.	1,497	65,718
Wyndham Hotels & Resorts, Inc.	6,074	338,565
		1,430,996
Human Resources — 0.0%
ManpowerGroup, Inc.	965	93,219
Independent Power Producers — 0.4%
NRG Energy, Inc.	4,318	151,648
Vistra Energy Corp.	30,422	688,754
		840,402
Instruments-Controls — 0.0%
Woodward, Inc.	161	18,219
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	6,788	653,956
Insurance Brokers — 1.6%
Aon PLC	4,098	790,832
Arthur J. Gallagher & Co.	11,224	983,110
Brown & Brown, Inc.	26,550	889,425
Marsh & McLennan Cos., Inc.	5,606	559,198
Willis Towers Watson PLC	2,092	400,702
		3,623,267
Insurance-Life/Health — 1.2%
Athene Holding, Ltd., Class A†	13,088	563,569
AXA Equitable Holdings, Inc.	4,767	99,630
Brighthouse Financial, Inc.†	8,428	309,223
Lincoln National Corp.	12,953	834,821
Primerica, Inc.	190	22,791
Principal Financial Group, Inc.	4,478	259,366
Torchmark Corp.	1,756	157,092
Unum Group	13,891	466,043
		2,712,535
Insurance-Multi-line — 2.6%
American Financial Group, Inc.	1,193	122,247
Assurant, Inc.	7,116	757,000
Cincinnati Financial Corp.	2,467	255,754
CNA Financial Corp.	19,629	923,937
Hartford Financial Services Group, Inc.	27,590	1,537,315
Kemper Corp.	8,198	707,405
Loews Corp.	27,061	1,479,425
Old Republic International Corp.	4,567	102,209
Voya Financial, Inc.	3,532	195,320
		6,080,612
Insurance-Property/Casualty — 0.8%
Alleghany Corp.†	203	138,265
American National Insurance Co.	120	13,976
Arch Capital Group, Ltd.†	5,367	199,008
Erie Indemnity Co., Class A	134	34,074
Fidelity National Financial, Inc.	4,281	172,524

5

First American Financial Corp.	1,768	94,942
Hanover Insurance Group, Inc.	5,147	660,360
Markel Corp.†	202	220,099
Mercury General Corp.	443	27,688
White Mountains Insurance Group, Ltd.	50	51,073
WR Berkley Corp.	2,330	153,617
		1,765,626
Insurance-Reinsurance — 0.7%
Axis Capital Holdings, Ltd.	1,204	71,819
Everest Re Group, Ltd.	3,452	853,265
Reinsurance Group of America, Inc.	3,419	533,467
RenaissanceRe Holdings, Ltd.	437	77,790
		1,536,341
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	72	10,485
Internet Security — 0.1%
Symantec Corp.	9,708	211,246
Investment Companies — 0.3%
Groupe Bruxelles Lambert SA	1,819	178,478
Pargesa Holding SA	5,711	440,355
		618,833
Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.	825	76,016
Ameriprise Financial, Inc.	1,870	271,449
Eaton Vance Corp.	1,810	78,065
Franklin Resources, Inc.	31,983	1,113,008
Invesco, Ltd.	32,683	668,694
Janus Henderson Group PLC	2,653	56,774
Legg Mason, Inc.	1,370	52,444
Raymond James Financial, Inc.	8,956	757,230
T. Rowe Price Group, Inc.	2,663	292,158
		3,365,838
Lasers-System/Components — 0.0%
Coherent, Inc.†	389	53,048
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	472	65,093
Machine Tools & Related Products — 0.0%
Colfax Corp.†	1,503	42,129
Lincoln Electric Holdings, Inc.	56	4,610
		46,739
Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	1,126	94,010
Machinery-Electrical — 0.2%
BWX Technologies, Inc.	394	20,527
Regal Beloit Corp.	6,146	502,190
		522,717
Machinery-Farming — 0.5%
AGCO Corp.	15,399	1,194,500
Machinery-General Industrial — 0.3%
Crane Co.	812	67,753
IDEX Corp.	612	105,350
Nordson Corp.	84	11,870
Wabtec Corp.	7,337	526,503
		711,476
Machinery-Pumps — 0.5%
Curtiss-Wright Corp.	689	87,592
Dover Corp.	1,320	132,264
Flowserve Corp.	1,665	87,729
Gardner Denver Holdings, Inc.†	2,112	73,075
Xylem, Inc.	9,698	811,141
		1,191,801
Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	993	11,419
Marine Services — 0.1%
SEACOR Marine Holdings, Inc.†	10,789	161,403
Medical Information Systems — 0.1%
Change Healthcare, Inc.†	19,281	281,503
Medical Instruments — 0.2%
Alcon, Inc.†	5,337	330,084
Cantel Medical Corp.	259	20,886
Integra LifeSciences Holdings Corp.†	1,148	64,116
		415,086
Medical Labs & Testing Services — 0.8%
Catalent, Inc.†	2,350	127,394
IQVIA Holdings, Inc.†	1,668	268,381
Laboratory Corp. of America Holdings†	1,496	258,658
MEDNAX, Inc.†	4,169	105,184
Quest Diagnostics, Inc.	10,182	1,036,629
		1,796,246
Medical Products — 2.0%
Baxter International, Inc.	10,847	888,369
Cooper Cos., Inc.	682	229,759
Henry Schein, Inc.†	2,104	147,070
Hill-Rom Holdings, Inc.	523	54,716
Hologic, Inc.†	26,612	1,277,908
ICU Medical, Inc.†	216	54,413
West Pharmaceutical Services, Inc.	288	36,043
Zimmer Biomet Holdings, Inc.	17,019	2,003,817
		4,692,095
Medical-Biomedical/Gene — 0.5%
Alnylam Pharmaceuticals, Inc.†	280	20,317
Bio-Rad Laboratories, Inc., Class A†	344	107,531
Bluebird Bio, Inc.†	892	113,462
Exelixis, Inc.†	2,859	61,097
Incyte Corp.†	5,149	437,459
Moderna, Inc.†	42	615
Seattle Genetics, Inc.†	5,070	350,895
United Therapeutics Corp.†	700	54,642
		1,146,018
Medical-Drugs — 0.3%
Alkermes PLC†	26,849	605,176
Horizon Therapeutics PLC†	2,632	63,326
Jazz Pharmaceuticals PLC†	100	14,256
Nektar Therapeutics†	2,303	81,941
		764,699

6

Medical-Generic Drugs — 0.9%
Amneal Pharmaceuticals, Inc.†	5,710	40,940
Mylan NV†	21,352	406,542
Perrigo Co. PLC	27,771	1,322,455
Teva Pharmaceutical Industries, Ltd. ADR†	38,364	354,100
		2,124,037
Medical-HMO — 0.1%
Centene Corp.†	1,088	57,055
Molina Healthcare, Inc.†	224	32,063
WellCare Health Plans, Inc.†	76	21,665
		110,783
Medical-Hospitals — 0.9%
Acadia Healthcare Co., Inc.†	1,407	49,175
Select Medical Holdings Corp.†	73,029	1,158,970
Universal Health Services, Inc., Class B	6,824	889,781
		2,097,926
Medical-Wholesale Drug Distribution — 1.0%
AmerisourceBergen Corp.	6,525	556,321
Cardinal Health, Inc.	19,319	909,925
McKesson Corp.	2,768	371,991
Premier, Inc., Class A†	14,569	569,794
		2,408,031
Metal Processors & Fabrication — 0.0%
Timken Co.	1,087	55,807
Metal-Aluminum — 0.0%
Alcoa Corp.†	3,010	70,464
Metal-Copper — 0.3%
Freeport-McMoRan, Inc.	52,961	614,877
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	613	76,220
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A	814	9,971
Lions Gate Entertainment Corp., Class B	1,652	19,180
		29,151
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	11,867	425,195
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	889	43,845
Multimedia — 0.5%
Viacom, Inc., Class A	162	5,524
Viacom, Inc., Class B	39,620	1,183,450
		1,188,974
Networking Products — 0.0%
LogMeIn, Inc.	795	58,576
Non-Ferrous Metals — 0.4%
Cameco Corp.	61,810	663,221
NAC Kazatomprom JSC GDR	16,797	238,049
		901,270
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,234	280,194
Office Automation & Equipment — 0.2%
Xerox Corp.	3,017	106,832
Zebra Technologies Corp., Class A†	2,048	429,035
		535,867
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	89	10,295
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	1,727	87,421
Transocean, Ltd.†	9,376	60,100
		147,521
Oil Companies-Exploration & Production — 4.0%
Anadarko Petroleum Corp.	2,898	204,483
Antero Resources Corp.†	4,277	23,652
Apache Corp.	18,792	544,404
ARC Resources, Ltd.	40,105	196,306
Cabot Oil & Gas Corp.	25,496	585,388
Canadian Natural Resources, Ltd.	29,305	790,356
Centennial Resource Development, Inc., Class A†	2,961	22,474
Chesapeake Energy Corp.†	21,118	41,180
Cimarex Energy Co.	1,620	96,115
Concho Resources, Inc.	5,460	563,363
Continental Resources, Inc.†	1,408	59,263
Devon Energy Corp.	6,711	191,398
Diamondback Energy, Inc.	2,110	229,927
EQT Corp.	94,525	1,494,440
Hess Corp.	30,608	1,945,750
Kosmos Energy, Ltd.	5,862	36,755
Marathon Oil Corp.	13,228	187,970
Noble Energy, Inc.	7,681	172,054
Occidental Petroleum Corp.	5,600	281,568
Parsley Energy, Inc., Class A†	1,865	35,454
Pioneer Natural Resources Co.	6,911	1,063,326
Range Resources Corp.	3,361	23,460
WPX Energy, Inc.†	49,537	570,171
		9,359,257
Oil Companies-Integrated — 0.7%
Imperial Oil, Ltd.	44,420	1,229,101
Murphy Oil Corp.	19,169	472,516
		1,701,617
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	6,252	138,982
Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	2,561	118,523
Marathon Petroleum Corp.	12,264	685,312
PBF Energy, Inc., Class A	1,932	60,472
		864,307
Oil-Field Services — 0.8%
Apergy Corp.†	1,251	41,958
Baker Hughes a GE Co., LLC	8,364	206,005
Frank’s International NV†	81,828	446,781
Halliburton Co.	14,118	321,043
NOW, Inc.†	19,422	286,669
Oil States International, Inc.†	11,126	203,606
Patterson-UTI Energy, Inc.	21,974	252,921
		1,758,983

7

Paper & Related Products — 0.1%
Domtar Corp.	1,016	45,243
International Paper Co.	6,441	279,024
		324,267
Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	784	49,674
Pipelines — 1.3%
Antero Midstream Corp.	3,653	41,863
Cheniere Energy, Inc.†	1,604	109,794
Equitrans Midstream Corp.	50,115	987,767
ONEOK, Inc.	4,541	312,466
Plains GP Holdings LP, Class A	33,538	837,444
Targa Resources Corp.	3,708	145,576
Williams Cos., Inc.	19,682	551,883
		2,986,793
Poultry — 0.2%
Pilgrim’s Pride Corp.†	557	14,142
Sanderson Farms, Inc.	3,053	416,918
		431,060
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc.	395	51,508
Private Equity — 0.3%
Apollo Global Management LLC, Class A	17,659	605,704
Professional Sports — 0.0%
Madison Square Garden Co., Class A†	273	76,424
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	716	32,836
Scholastic Corp.	4,891	162,577
		195,413
Publishing-Newspapers — 0.5%
New York Times Co., Class A	2,130	69,481
News Corp., Class A	85,983	1,159,911
News Corp., Class B	1,964	27,417
		1,256,809
Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series A†	1,368	51,724
Liberty Media Corp. - Liberty SiriusXM, Series C†	2,527	95,976
		147,700
Real Estate Investment Trusts — 9.1%
AGNC Investment Corp.	8,692	146,199
Alexandria Real Estate Equities, Inc.	1,809	255,232
American Campus Communities, Inc.	2,214	102,198
American Homes 4 Rent, Class A	2,378	57,809
Annaly Capital Management, Inc.	51,015	465,767
Apartment Investment & Management Co., Class A	2,393	119,937
Apple Hospitality REIT, Inc.	3,401	53,940
AvalonBay Communities, Inc.	2,258	458,780
Boston Properties, Inc.	2,507	323,403
Brandywine Realty Trust	2,822	40,411
Brixmor Property Group, Inc.	35,221	629,751
Camden Property Trust	1,513	157,942
Chimera Investment Corp.	3,017	56,931
Colony Capital, Inc.	7,315	36,575
Columbia Property Trust, Inc.	1,885	39,095
CoreSite Realty Corp.	131	15,087
Corporate Office Properties Trust	1,814	47,835
Cousins Properties, Inc.	2,359	85,325
CubeSmart	3,047	101,892
CyrusOne, Inc.	1,813	104,646
Digital Realty Trust, Inc.	3,369	396,835
Douglas Emmett, Inc.	2,610	103,982
Duke Realty Corp.	5,825	184,128
Empire State Realty Trust, Inc., Class A	2,371	35,115
EPR Properties	9,457	705,398
Equity Commonwealth	27,558	896,186
Equity Residential	16,150	1,226,108
Essex Property Trust, Inc.	1,061	309,738
Extra Space Storage, Inc.	381	40,424
Federal Realty Investment Trust	1,209	155,671
Gaming and Leisure Properties, Inc.	3,278	127,776
HCP, Inc.	7,759	248,133
Healthcare Trust of America, Inc., Class A	3,300	90,519
Highwoods Properties, Inc.	1,653	68,269
Hospitality Properties Trust	2,637	65,925
Host Hotels & Resorts, Inc.	11,903	216,873
Hudson Pacific Properties, Inc.	2,460	81,844
Invitation Homes, Inc.	6,847	183,020
Iron Mountain, Inc.	4,100	128,330
JBG SMITH Properties	1,979	77,854
Kilroy Realty Corp.	1,603	118,317
Kimco Realty Corp.	6,540	120,859
Liberty Property Trust	2,394	119,796
Life Storage, Inc.	9,754	927,410
Macerich Co.	2,288	76,625
Medical Properties Trust, Inc.	41,050	715,912
MFA Financial, Inc.	7,270	52,199
Mid-America Apartment Communities, Inc.	8,014	943,729
National Retail Properties, Inc.	2,626	139,204
New Residential Investment Corp.	6,721	103,436
Omega Healthcare Investors, Inc.	3,461	127,192
Outfront Media, Inc.	1,931	49,800
Paramount Group, Inc.	3,262	45,701
Park Hotels & Resorts, Inc.	3,259	89,818
Rayonier, Inc.	42,498	1,287,689
Realty Income Corp.	5,106	352,161
Regency Centers Corp.	8,735	582,974
Retail Properties of America, Inc., Class A	3,450	40,572
SITE Centers Corp.	2,263	29,962
SL Green Realty Corp.	1,361	109,384
Spirit Realty Capital, Inc.	10,653	454,457
Starwood Property Trust, Inc.	4,412	100,241
STORE Capital Corp.	3,356	111,386
Sun Communities, Inc.	6,573	842,593
Taubman Centers, Inc.	946	38,625
Two Harbors Investment Corp.	4,396	55,697
UDR, Inc.	4,285	192,354
Ventas, Inc.	5,808	396,977

8

VEREIT, Inc.	15,783	142,205
VICI Properties, Inc.	37,801	833,134
Vornado Realty Trust	2,801	179,544
Weingarten Realty Investors	1,960	53,743
Welltower, Inc.	6,572	535,815
Weyerhaeuser Co.	59,179	1,558,775
WP Carey, Inc.	12,153	986,581
		21,155,750
Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	3,424	175,651
Jones Lang LaSalle, Inc.	739	103,970
Realogy Holdings Corp.	29,454	213,247
		492,868
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	446	55,233
Recreational Vehicles — 0.2%
Brunswick Corp.	10,881	499,329
Polaris Industries, Inc.	97	8,849
		508,178
Rental Auto/Equipment — 0.2%
AMERCO	143	54,133
Element Fleet Management Corp.	38,026	277,598
United Rentals, Inc.†	370	49,073
		380,804
Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp.	1,168	58,026
Vail Resorts, Inc.	70	15,623
		73,649
Retail-Apparel/Shoe — 0.3%
Foot Locker, Inc.	1,809	75,833
Gap, Inc.	14,214	255,426
L Brands, Inc.	3,113	81,249
Urban Outfitters, Inc.†	7,471	169,965
		582,473
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	14,415	125,410
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	846	130,402
Genuine Parts Co.	2,279	236,059
		366,461
Retail-Automobile — 0.1%
AutoNation, Inc.†	872	36,572
CarMax, Inc.†	1,418	123,125
Penske Automotive Group, Inc.	564	26,677
		186,374
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	707	52,502
Qurate Retail, Inc.†	6,391	79,184
		131,686
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,953	205,913
Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	443	69,104
Retail-Discount — 0.4%
BJ’s Wholesale Club Holdings, Inc.†	7,667	202,409
Dollar General Corp.	252	34,060
Dollar Tree, Inc.†	6,498	697,820
		934,289
Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,939	319,763
Retail-Jewelry — 0.5%
Tiffany & Co.	10,993	1,029,384
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,034	67,210
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	8,600	273,996
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	2,637	125,390
Macy’s, Inc.	5,007	107,450
		232,840
Retail-Restaurants — 0.2%
Dunkin’ Brands Group, Inc.	88	7,010
Wendy’s Co.	18,567	363,542
Yum China Holdings, Inc.	1,133	52,345
		422,897
Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	1,105	38,266
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	3,766	57,620
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	768	34,038
Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	38,363	528,259
New York Community Bancorp, Inc.	7,343	73,283
People’s United Financial, Inc.	6,425	107,812
Sterling Bancorp	3,351	71,309
TFS Financial Corp.	788	14,239
		794,902
Schools — 0.4%
2U, Inc.†	570	21,455
Graham Holdings Co., Class B	68	46,922
Grand Canyon Education, Inc.†	697	81,563
Strategic Education, Inc.	4,108	731,224
		881,164
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	7,505	847,089
Cypress Semiconductor Corp.	5,907	131,372
Maxim Integrated Products, Inc.	13,464	805,416
NXP Semiconductors NV	4,218	411,719
		2,195,596
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	22,900	1,028,439
Lam Research Corp.	296	55,600
MKS Instruments, Inc.	875	68,154
		1,152,193

9

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	136	30,565
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc.	347	44,003
Steel-Producers — 0.4%
Nucor Corp.	13,369	736,632
Reliance Steel & Aluminum Co.	1,055	99,824
Steel Dynamics, Inc.	3,441	103,918
United States Steel Corp.	2,784	42,623
		982,997
Telecom Equipment-Fiber Optics — 0.2%
Ciena Corp.†	2,510	103,236
Corning, Inc.	8,566	284,648
		387,884
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	3,093	48,653
Juniper Networks, Inc.	5,537	147,450
		196,103
Telephone-Integrated — 0.2%
CenturyLink, Inc.	17,655	207,623
GCI Liberty, Inc., Class A†	1,590	97,721
Telephone & Data Systems, Inc.	1,623	49,339
		354,683
Television — 0.2%
CBS Corp., Class B	6,341	316,416
Nexstar Media Group, Inc., Class A	164	16,564
Sinclair Broadcast Group, Inc., Class A	59	3,164
Tribune Media Co., Class A	1,420	65,632
		401,776
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	3,347	493,582
Theaters — 0.0%
Cinemark Holdings, Inc.	1,731	62,489
Therapeutics — 0.0%
Agios Pharmaceuticals, Inc.†	746	37,210
Tools-Hand Held — 0.6%
Snap-on, Inc.	889	147,254
Stanley Black & Decker, Inc.	8,891	1,285,727
		1,432,981
Toys — 0.0%
Mattel, Inc.†	1,730	19,393
Transport-Marine — 0.2%
Kirby Corp.†	962	75,998
SEACOR Holdings, Inc.†	3,409	161,962
Tidewater, Inc.†	12,000	281,760
		519,720
Transport-Rail — 0.7%
Genesee & Wyoming, Inc., Class A†	747	74,700
Kansas City Southern	11,801	1,437,598
		1,512,298
Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	10,480	883,988
Expeditors International of Washington, Inc.	7,192	545,585
Ryder System, Inc.	842	49,089
		1,478,662
Transport-Truck — 0.3%
JB Hunt Transport Services, Inc.	5,375	491,329
Knight-Swift Transportation Holdings, Inc.	2,027	66,567
Landstar System, Inc.	61	6,587
Old Dominion Freight Line, Inc.	614	91,646
Schneider National, Inc., Class B	897	16,361
XPO Logistics, Inc.†	622	35,958
		708,448
Veterinary Diagnostics — 0.6%
Elanco Animal Health, Inc.†	40,657	1,374,207
Vitamins & Nutrition Products — 0.0%
Herbalife Nutrition, Ltd.†	1,406	60,121
Water — 0.2%
American Water Works Co., Inc.	2,929	339,764
Aqua America, Inc.	3,498	144,712
		484,476
Water Treatment Systems — 0.1%
Pentair PLC	2,773	103,156
Web Hosting/Design — 0.1%
VeriSign, Inc.†	532	111,273
Wireless Equipment — 0.4%
Motorola Solutions, Inc.	5,121	853,824
ViaSat, Inc.†	901	72,819
		926,643
Total Common Stocks (cost $204,204,666)		224,297,107
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Agricultural Operations — 0.1%
Bunge, Ltd. (cost $220,716)	1,948	189,346
EXCHANGE-TRADED FUNDS — 1.0%
iShares Russell Midcap Value Index Fund (cost $2,241,420)	25,125	2,239,391
Total Long-Term Investment Securities (cost $206,666,802)		226,725,844

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31% (1)	2,219,489	2,219,489

10

T. Rowe Price Government Reserve Fund 2.46% (1)	1,422,423	1,422,423
		3,641,912
U.S. Government Treasuries — 0.1%
United States Treasury Bills 2.17% due 08/13/19(2)	$200,000	199,508
Total Short-Term Investment Securities (cost $3,841,395)		3,841,420

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $351,015 collateralized by $340,000 of United States Treasury Notes, bearing interest at 2.63% due 01/31/2026 and having an approximate value of $359,562.	351,000	351,000
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $1,128,047 collateralized by $755,000 of United States Treasury Inflation Protected Bonds, bearing interest at 2.38% due 01/15/2025 and having an approximate value of $1,152,120.	1,128,000	1,128,000
Total Repurchase Agreements (cost $1,479,000)		1,479,000
TOTAL INVESTMENTS (cost $211,987,197)	99.9%	232,046,264
Other assets less liabilities	0.1	240,543
NET ASSETS	100.0%	$232,286,807

†                     Non-income producing security

(1)                 The rate shown is the 7-day yield as of June 30, 2019.

(2)                 The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR—    American Depositary Receipt

GDR—    Global Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	September 2019	$761,708	$780,000	$18,292

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other		Level 3 - Significant
	Quoted Prices	Observable Inputs		Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$221,760,253	$2,536,854	**	$—	$224,297,107
Convertible Preferred Securities	189,346	—		—	189,346
Exchange-Traded Funds	2,239,391	—		—	2,239,391
Short-Term Investment Securities:
Registered Investment Companies	3,641,912	—		—	3,641,912
Other Short-Term Investment Securities	—	199,508		—	199,508
Repurchase Agreements	—	1,479,000		—	1,479,000
Total Investments at Value	$227,830,902	$4,215,362		$—	$232,046,264

Other Financial Instruments:†
Futures Contracts	$18,292	$—		$—	$18,292

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

**                                  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

†                                         Amounts represent unrealized appreciation/depreciation as end of reporting period.

See Notes to Portfolio of Investments

11

Seasons Series Trust SA Multi-Managed Small Cap Portfolio

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.7%
Advanced Materials — 0.0%
Haynes International, Inc.	1,425	$45,329
Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,426	137,724
National Presto Industries, Inc.	574	53,548
		191,272
Aerospace/Defense-Equipment — 2.1%
AAR Corp.	3,714	136,638
Aerojet Rocketdyne Holdings, Inc.†	8,241	368,950
Barnes Group, Inc.	5,384	303,334
HEICO Corp.	27,901	3,733,433
Kaman Corp.	3,182	202,662
Moog, Inc., Class A	5,299	496,039
Triumph Group, Inc.	5,683	130,141
		5,371,197
Agricultural Operations — 0.0%
Andersons, Inc.	2,998	81,666
Airlines — 0.3%
Allegiant Travel Co.	1,465	210,228
Hawaiian Holdings, Inc.	5,472	150,097
SkyWest, Inc.	5,835	354,009
		714,334
Apparel Manufacturers — 0.5%
Deckers Outdoor Corp.†	5,200	915,044
Kontoor Brands, Inc.†	5,289	148,198
Oxford Industries, Inc.	1,938	146,900
		1,210,142
Appliances — 0.6%
Hamilton Beach Brands Holding Co., Class A	2,100	40,005
iRobot Corp.†	16,338	1,497,214
		1,537,219
Applications Software — 0.7%
Brightcove, Inc.†	18,100	186,973
Ebix, Inc.	2,503	125,701
PDF Solutions, Inc.†	3,176	41,669
RealPage, Inc.†	21,889	1,288,167
Telenav, Inc.†	7,900	63,200
		1,705,710
Athletic Equipment — 1.3%
Fox Factory Holding Corp.†	39,606	3,267,891
Nautilus, Inc.†	3,379	7,468
Vista Outdoor, Inc.†	6,574	58,377
		3,333,736
Audio/Video Products — 0.2%
Daktronics, Inc.	4,528	27,938
Sonos, Inc.†	45,300	513,702
Universal Electronics, Inc.†	1,578	64,729
		606,369
Auto Repair Centers — 0.1%
Monro, Inc.	3,778	322,263
Auto-Truck Trailers — 0.4%
Wabash National Corp.	60,312	981,276
Auto/Truck Parts & Equipment-Original — 1.6%
American Axle & Manufacturing Holdings, Inc.†	12,809	163,443
Cooper-Standard Holdings, Inc.†	1,856	85,042
Dorman Products, Inc.†	33,555	2,923,983
Garrett Motion, Inc.†	8,493	130,367
Gentherm, Inc.†	13,135	549,437
Meritor, Inc.†	8,700	210,975
Methode Electronics, Inc.	4,212	120,337
Superior Industries International, Inc.	2,631	9,103
Titan International, Inc.	5,740	28,069
		4,220,756
Auto/Truck Parts & Equipment-Replacement — 0.2%
Douglas Dynamics, Inc.	12,300	489,417
Motorcar Parts of America, Inc.†	2,142	45,860
Standard Motor Products, Inc.	2,292	103,920
		639,197
B2B/E-Commerce — 1.0%
ePlus, Inc.†	36,976	2,549,125
Banks-Commercial — 6.2%
1st Source Corp.	2,640	122,496
Allegiance Bancshares, Inc.†	20,491	683,170
Ameris Bancorp	4,552	178,393
Atlantic Union Bankshares Corp.	2,163	76,419
BancFirst Corp.	8,100	450,846
BancorpSouth Bank	10,800	313,632
Banner Corp.	11,960	647,634
Cadence BanCorp	700	14,560
Cathay General Bancorp	4,200	150,822
Central Pacific Financial Corp.	16,461	493,172
Central Valley Community Bancorp	1,000	21,470
Citizens & Northern Corp.	1,100	28,963
City Holding Co.	1,877	143,140
Columbia Banking System, Inc.	18,877	682,970
Community Bank System, Inc.	5,868	386,349
Customers Bancorp, Inc.†	3,263	68,523
CVB Financial Corp.	29,140	612,814
Eagle Bancorp, Inc.	3,619	195,896
East West Bancorp, Inc.	155	7,249
Enterprise Financial Services Corp.	2,500	104,000
Fidelity Southern Corp.	2,551	79,004
First BanCorp./Puerto Rico	24,751	273,251
First Commonwealth Financial Corp.	28,918	389,525
First Community Bankshares, Inc.	1,200	40,512
First Financial Bancorp	11,231	272,015
First Hawaiian, Inc.	3,900	100,893
First Interstate BancSystem, Inc., Class A	2,700	106,947
First Midwest Bancorp, Inc.	12,710	260,174
Franklin Financial Network, Inc.	1,409	39,255
Glacier Bancorp, Inc.	9,633	390,618
Great Western Bancorp, Inc.	7,785	278,080
Hanmi Financial Corp.	3,522	78,435
Heritage Financial Corp.	3,782	111,720
Home BancShares, Inc.	67,584	1,301,668
HomeStreet, Inc.†	3,071	91,024
Hope Bancorp, Inc.	22,363	308,162
IBERIABANK Corp.	1,600	121,360
Independent Bank Corp./Massachusetts	4,507	343,208
Independent Bank Corp./Michigan	5,000	108,950
LegacyTexas Financial Group, Inc.	5,158	209,982

1

NBT Bancorp, Inc.	4,983	186,912
OFG Bancorp	6,569	156,145
Old National Bancorp	17,040	282,694
Opus Bank	2,460	51,931
PacWest Bancorp	2,900	112,607
Preferred Bank	1,588	75,033
S&T Bancorp, Inc.	3,911	146,584
Seacoast Banking Corp. of Florida†	5,855	148,951
ServisFirst Bancshares, Inc.	5,241	179,557
Simmons First National Corp., Class A	15,991	371,951
South State Corp.	600	44,202
Southside Bancshares, Inc.	3,610	116,892
TCF Financial Corp.	10,900	226,611
Tompkins Financial Corp.	1,413	115,301
Triumph Bancorp, Inc.†	2,798	81,282
TrustCo Bank Corp.	11,027	87,334
Trustmark Corp.	26,600	884,450
UMB Financial Corp.	2,600	171,132
United Bankshares, Inc.	7,800	289,302
United Community Banks, Inc.	9,001	257,069
Veritex Holdings, Inc.	39,609	1,027,853
Webster Financial Corp.	2,500	119,425
West Bancorporation, Inc.	1,750	37,135
Westamerica Bancorporation	13,267	817,380
		16,275,034
Banks-Mortgage — 0.1%
Flagstar Bancorp, Inc.	3,281	108,732
Walker & Dunlop, Inc.	3,222	171,443
		280,175
Banks-Super Regional — 0.1%
National Bank Holdings Corp., Class A	3,965	143,930
Batteries/Battery Systems — 0.3%
EnerSys	13,111	898,103
Beverages-Non-alcoholic — 0.1%
Coca-Cola Consolidated, Inc.	529	158,303
Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,453	96,348
Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	11,500	148,580
Building & Construction Products-Misc. — 0.9%
American Woodmark Corp.†	1,710	144,700
Builders FirstSource, Inc.†	5,300	89,358
Gibraltar Industries, Inc.†	3,667	148,000
Louisiana-Pacific Corp.	7,600	199,272
Patrick Industries, Inc.†	31,096	1,529,612
Simpson Manufacturing Co., Inc.	4,578	304,254
		2,415,196
Building & Construction-Misc. — 1.2%
Comfort Systems USA, Inc.	9,703	494,756
EMCOR Group, Inc.	13,525	1,191,553
MYR Group, Inc.†	7,092	264,886
NV5 Global, Inc.†	10,698	870,817
TopBuild Corp.†	3,920	324,419
		3,146,431
Building Products-Air & Heating — 0.2%
AAON, Inc.	4,629	232,283
SPX Corp.†	4,996	164,968
		397,251
Building Products-Cement — 0.2%
Continental Building Products, Inc.†	14,300	379,951
US Concrete, Inc.†	1,798	89,343
		469,294
Building Products-Doors & Windows — 0.2%
Apogee Enterprises, Inc.	3,029	131,580
Griffon Corp.	3,944	66,733
Masonite International Corp.†	5,000	263,400
PGT Innovations, Inc.†	6,645	111,104
		572,817
Building Products-Wood — 1.0%
Boise Cascade Co.	9,139	256,897
Universal Forest Products, Inc.	62,748	2,388,189
		2,645,086
Building-Heavy Construction — 0.3%
Aegion Corp.†	3,570	65,688
Arcosa, Inc.	5,506	207,191
MasTec, Inc.†	5,600	288,568
Sterling Construction Co., Inc.†	7,800	104,676
		666,123
Building-Maintenance & Services — 0.2%
ABM Industries, Inc.	10,257	410,280
Building-Mobile Home/Manufactured Housing — 1.6%
Cavco Industries, Inc.†	9,951	1,567,680
LCI Industries	27,835	2,505,150
Winnebago Industries, Inc.	3,303	127,661
		4,200,491
Building-Residential/Commercial — 1.8%
Century Communities, Inc.†	3,142	83,514
Installed Building Products, Inc.†	33,879	2,006,314
KB Home	39,800	1,024,054
LGI Homes, Inc.†	2,141	152,932
M/I Homes, Inc.†	3,140	89,616
MDC Holdings, Inc.	5,605	183,732
Meritage Homes Corp.†	4,096	210,289
TRI Pointe Group, Inc.†	65,400	782,838
William Lyon Homes, Class A†	3,758	68,508
		4,601,797
Cable/Satellite TV — 0.1%
WideOpenWest, Inc.†	22,300	161,898
Capacitors — 0.0%
KEMET Corp.	6,605	124,240
Casino Hotels — 0.1%
Boyd Gaming Corp.	7,100	191,274
Cellular Telecom — 0.0%
ATN International, Inc.	1,239	71,527
Chemicals-Diversified — 0.3%
AdvanSix, Inc.†	3,230	78,909
Innophos Holdings, Inc.	2,240	65,206
Innospec, Inc.	2,788	254,377
Koppers Holdings, Inc.†	2,352	69,055

2

Quaker Chemical Corp.	1,519	308,175
		775,722
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	5,672	36,811
Chemicals-Other — 0.0%
American Vanguard Corp.	2,978	45,891
Chemicals-Plastics — 0.0%
A. Schulman, Inc. CVR†(1)	3,640	1,086
PolyOne Corp.	2,100	65,919
		67,005
Chemicals-Specialty — 1.5%
Balchem Corp.	24,602	2,459,462
Ferro Corp.†	9,331	147,430
H.B. Fuller Co.	5,795	268,888
Hawkins, Inc.	1,089	47,273
Kraton Corp.†	3,646	113,281
Materion Corp.	2,318	157,184
Minerals Technologies, Inc.	3,500	187,285
OMNOVA Solutions, Inc.†	15,200	94,696
Rogers Corp.†	2,112	364,489
Stepan Co.	2,318	213,047
		4,053,035
Circuit Boards — 0.0%
TTM Technologies, Inc.†	10,689	109,028
Coal — 0.4%
Arch Coal, Inc., Class A	4,100	386,261
CONSOL Energy, Inc.†	3,144	83,662
Peabody Energy Corp.	8,200	197,620
SunCoke Energy, Inc.†	10,237	90,904
Warrior Met Coal, Inc.	13,900	363,068
		1,121,515
Commercial Services — 0.5%
Care.com, Inc.†	3,033	33,302
Forrester Research, Inc.	1,176	55,307
Harsco Corp.†	16,632	456,382
HMS Holdings Corp.†	9,919	321,277
Medifast, Inc.	2,055	263,657
Team, Inc.†	3,445	52,777
		1,182,702
Commercial Services-Finance — 1.0%
Cardtronics PLC, Class A†	4,273	116,738
Euronet Worldwide, Inc.†	900	151,416
EVERTEC, Inc.	6,827	223,243
Green Dot Corp., Class A†	2,300	112,470
WEX, Inc.†	9,276	1,930,336
		2,534,203
Computer Aided Design — 0.1%
Aspen Technology, Inc.†	2,250	279,630
Computer Data Security — 0.4%
Crowdstrike Holdings, Inc., Class A†	4,100	279,989
OneSpan, Inc.†	3,572	50,615
Qualys, Inc.†	7,535	656,148
		986,752
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	4,712	79,350
Computer Services — 0.5%
CACI International, Inc., Class A†	1,350	276,197
ExlService Holdings, Inc.†	3,911	258,635
Insight Enterprises, Inc.†	6,573	382,549
Sykes Enterprises, Inc.†	4,494	123,405
TTEC Holdings, Inc.	1,582	73,705
Unisys Corp.†	7,796	75,777
Virtusa Corp.†	3,159	140,354
		1,330,622
Computer Software — 1.4%
Box, Inc., Class A†	14,600	257,106
Envestnet, Inc.†	36,478	2,494,001
j2 Global, Inc.	3,700	328,893
TiVo Corp.	87,025	641,374
		3,721,374
Computers-Integrated Systems — 1.2%
Agilysys, Inc.†	2,007	43,090
Cray, Inc.†	4,690	163,306
Cubic Corp.	25,426	1,639,468
Diebold Nixdorf, Inc.†	8,723	79,903
Mercury Systems, Inc.†	6,303	443,416
MTS Systems Corp.	2,045	119,694
NetScout Systems, Inc.†	23,000	583,970
		3,072,847
Computers-Other — 0.0%
3D Systems Corp.†	13,289	120,930
Computers-Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	5,813	214,558
Consulting Services — 0.8%
FTI Consulting, Inc.†	4,329	362,943
Huron Consulting Group, Inc.†	10,500	528,990
Kelly Services, Inc., Class A	3,552	93,027
Navigant Consulting, Inc.	43,081	999,049
		1,984,009
Consumer Products-Misc. — 1.0%
Central Garden & Pet Co.†	1,176	31,693
Central Garden & Pet Co., Class A†	4,711	116,079
Helen of Troy, Ltd.†	16,816	2,196,002
Quanex Building Products Corp.	3,772	71,253
WD-40 Co.	1,571	249,852
		2,664,879
Containers-Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	5,800	81,084
Multi-Color Corp.	1,591	79,502
		160,586
Cosmetics & Toiletries — 0.1%
Avon Products, Inc.†	50,477	195,851
Edgewell Personal Care Co.†	2,300	61,985
Inter Parfums, Inc.	1,970	130,985
		388,821
Data Processing/Management — 0.2%
Bottomline Technologies, Inc.†	4,307	190,542
CommVault Systems, Inc.†	4,900	243,138

3

CSG Systems International, Inc.	3,783	184,724
		618,404
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	14,400	329,760
Diagnostic Equipment — 0.3%
Adaptive Biotechnologies Corp.†	3,100	149,730
BioTelemetry, Inc.†	3,850	185,377
Repligen Corp.†	4,787	411,443
		746,550
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	15,855	188,357
OraSure Technologies, Inc.†	7,067	65,582
		253,939
Disposable Medical Products — 0.3%
CONMED Corp.	2,958	253,116
Merit Medical Systems, Inc.†	6,264	373,084
Utah Medical Products, Inc.	1,000	95,700
		721,900
Distribution/Wholesale — 1.0%
Anixter International, Inc.†	3,299	196,983
Core-Mark Holding Co., Inc.	9,824	390,209
Fossil Group, Inc.†	26,198	301,277
G-III Apparel Group, Ltd.†	4,737	139,363
H&E Equipment Services, Inc.	41,750	1,214,508
ScanSource, Inc.†	2,927	95,303
Titan Machinery, Inc.†	8,500	174,930
Veritiv Corp.†	5,065	98,362
		2,610,935
Diversified Manufacturing Operations — 0.5%
Actuant Corp., Class A	7,795	193,394
EnPro Industries, Inc.	4,862	310,390
Fabrinet†	9,095	451,749
Federal Signal Corp.	6,866	183,666
LSB Industries, Inc.†	2,326	9,071
Lydall, Inc.†	1,997	40,339
Standex International Corp.	1,441	105,395
		1,294,004
Diversified Minerals — 0.0%
Livent Corp.†	16,627	115,059
Diversified Operations/Commercial Services — 0.8%
Colliers International Group, Inc.	26,169	1,874,224
Viad Corp.	2,310	153,014
		2,027,238
Drug Delivery Systems — 0.0%
Assertio Therapeutics, Inc.†	7,335	25,306
E-Commerce/Products — 0.0%
Etsy, Inc.†	1,200	73,644
E-Commerce/Services — 0.5%
Groupon, Inc.†	25,800	92,364
Liberty Expedia Holdings, Inc., Class A†	15,900	759,861
Shutterfly, Inc.†	3,906	197,448
Shutterstock, Inc.	2,126	83,318
Stamps.com, Inc.†	1,854	83,931
		1,216,922
E-Marketing/Info — 0.1%
comScore, Inc.†	300	1,548
Liquidity Services, Inc.†	3,052	18,586
New Media Investment Group, Inc.	12,504	118,038
QuinStreet, Inc.†	4,455	70,612
		208,784
E-Services/Consulting — 0.3%
Perficient, Inc.†	20,452	701,913
Electric Products-Misc. — 0.0%
Graham Corp.	1,800	36,378
Electric-Distribution — 0.1%
Spark Energy, Inc., Class A	13,300	148,827
Electric-Generation — 0.1%
Atlantic Power Corp.†	128,000	309,760
Electric-Integrated — 0.7%
Avista Corp.	7,488	333,965
Black Hills Corp.	4,000	312,680
El Paso Electric Co.	4,626	302,540
IDACORP, Inc.	800	80,344
PNM Resources, Inc.	3,800	193,458
Portland General Electric Co.	8,900	482,113
		1,705,100
Electronic Components-Misc. — 0.9%
Advanced Energy Industries, Inc.†	4,355	245,056
Applied Optoelectronics, Inc.†	2,157	22,174
Bel Fuse, Inc., Class B	1,165	20,003
Benchmark Electronics, Inc.	16,692	419,303
Comtech Telecommunications Corp.	2,749	77,274
Knowles Corp.†	10,352	189,545
OSI Systems, Inc.†	7,318	824,226
Plexus Corp.†	3,429	200,151
Sanmina Corp.†	7,859	237,971
SMART Global Holdings, Inc.†	1,436	33,014
		2,268,717
Electronic Components-Semiconductors — 1.1%
Amkor Technology, Inc.†	46,300	345,398
CEVA, Inc.†	2,503	60,948
Cree, Inc.†	1,400	78,652
CTS Corp.	3,742	103,204
Diodes, Inc.†	4,554	165,629
DSP Group, Inc.†	2,251	32,324
Kopin Corp.†	7,665	8,355
Photronics, Inc.†	7,638	62,632
Rambus, Inc.†	99,531	1,198,353
Rudolph Technologies, Inc.†	3,533	97,617
Synaptics, Inc.†	7,700	224,378
Xperi Corp.	24,213	498,546
		2,876,036
Electronic Manufacturing Services — 0.0%
Park Aerospace Corp.	2,217	37,002
Electronic Measurement Instruments — 0.4%
Badger Meter, Inc.	3,316	197,932
FARO Technologies, Inc.†	1,974	103,793

4

Itron, Inc.†	3,809	238,329
Mesa Laboratories, Inc.	405	98,958
Stoneridge, Inc.†	16,500	520,575
		1,159,587
Electronic Parts Distribution — 0.4%
SYNNEX Corp.	900	88,560
Tech Data Corp.†	9,450	988,470
		1,077,030
Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	4,018	214,963
Energy-Alternate Sources — 0.5%
FutureFuel Corp.	12,539	146,581
Green Plains, Inc.	4,430	47,756
Renewable Energy Group, Inc.†	18,784	297,914
REX American Resources Corp.†	6,118	446,002
SolarEdge Technologies, Inc.†	5,085	317,609
		1,255,862
Engineering/R&D Services — 1.1%
Exponent, Inc.	48,041	2,812,320
VSE Corp.	2,700	77,463
		2,889,783
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	4,790	49,050
Enterprise Software/Service — 1.9%
Donnelley Financial Solutions, Inc.†	9,795	130,665
LivePerson, Inc.†	6,794	190,504
Manhattan Associates, Inc.†	2,200	152,526
ManTech International Corp., Class A	3,040	200,184
MicroStrategy, Inc., Class A†	1,834	262,831
Omnicell, Inc.†	17,281	1,486,684
Progress Software Corp.	18,067	788,083
SPS Commerce, Inc.†	2,040	208,508
Tyler Technologies, Inc.†	6,867	1,483,409
		4,903,394
Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	6,248	490,780
Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,959	244,473
Finance-Auto Loans — 1.5%
Credit Acceptance Corp.†	8,006	3,873,543
Finance-Consumer Loans — 0.8%
Encore Capital Group, Inc.†	2,927	99,137
Enova International, Inc.†	3,841	88,535
Nelnet, Inc., Class A	650	38,493
PRA Group, Inc.†	61,797	1,738,968
World Acceptance Corp.†	721	118,323
		2,083,456
Finance-Credit Card — 0.0%
Meta Financial Group, Inc.	3,145	88,217
Finance-Investment Banker/Broker — 0.5%
Cowen, Inc.†	3,600	61,884
Diamond Hill Investment Group, Inc.	5,541	785,271
Greenhill & Co., Inc.	2,039	27,710
Houlihan Lokey, Inc.	7,100	316,163
INTL. FCStone, Inc.†	1,830	72,450
Piper Jaffray Cos.	1,620	120,317
		1,383,795
Finance-Other Services — 0.2%
Deluxe Corp.	5,200	211,432
WageWorks, Inc.†	4,541	230,637
		442,069
Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	25,700	239,267
MGIC Investment Corp.†	20,200	265,428
NMI Holdings, Inc., Class A†	10,291	292,161
Radian Group, Inc.	5,100	116,535
		913,391
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	1,988	108,306
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	1,754	48,814
Food-Dairy Products — 0.0%
Dean Foods Co.	10,448	9,652
Food-Misc./Diversified — 0.2%
B&G Foods, Inc.	7,440	154,752
Cal-Maine Foods, Inc.	3,449	143,892
J&J Snack Foods Corp.	1,714	275,868
John B. Sanfilippo & Son, Inc.	1,001	79,770
		654,282
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,784	172,584
Chefs’ Warehouse, Inc.†	2,625	92,059
Grocery Outlet Holding Corp.†	2,200	72,336
SpartanNash Co.	4,136	48,267
United Natural Foods, Inc.†	6,002	53,838
		439,084
Footwear & Related Apparel — 0.3%
Crocs, Inc.†	16,147	318,903
Steven Madden, Ltd.	8,894	301,951
Weyco Group, Inc.	600	16,026
Wolverine World Wide, Inc.	10,108	278,375
		915,255
Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	3,613	125,913
Gambling (Non-Hotel) — 0.0%
Monarch Casino & Resort, Inc.†	1,352	57,784
Gas-Distribution — 0.4%
Northwest Natural Holding Co.	4,765	331,168
South Jersey Industries, Inc.	10,522	354,907
Southwest Gas Holdings, Inc.	2,600	233,012
		919,087
Golf — 0.1%
Callaway Golf Co.	10,068	172,767
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,516	149,803

5

Health Care Cost Containment — 0.0%
CorVel Corp.†	1,032	89,794
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,815	59,284
Sleep Number Corp.†	14,141	571,155
		630,439
Hotels/Motels — 0.1%
Marcus Corp.	2,484	81,873
Red Lion Hotels Corp.†	9,000	63,990
		145,863
Human Resources — 4.4%
AMN Healthcare Services, Inc.†	49,376	2,678,648
ASGN, Inc.†	40,164	2,433,938
Barrett Business Services, Inc.	8,596	710,030
Cross Country Healthcare, Inc.†	24,194	226,940
Heidrick & Struggles International, Inc.	3,377	101,209
Insperity, Inc.	28,132	3,436,043
Kforce, Inc.	6,900	242,121
Korn Ferry	13,626	545,994
Resources Connection, Inc.	3,428	54,882
TrueBlue, Inc.†	12,573	277,360
Willdan Group, Inc.†	19,273	717,919
		11,425,084
Identification Systems — 0.1%
Brady Corp., Class A	5,613	276,833
Independent Power Producers — 0.0%
Clearway Energy, Inc., Class A	4,700	76,046
Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,549	60,258
Instruments-Controls — 0.1%
Control4 Corp.†	3,052	72,485
Watts Water Technologies, Inc., Class A	3,154	293,890
		366,375
Insurance Brokers — 0.1%
eHealth, Inc.†	2,167	186,579
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	11,150	302,834
CNO Financial Group, Inc.	8,600	143,448
Primerica, Inc.	4,000	479,800
		926,082
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	4,687	188,839
Kemper Corp.	900	77,661
United Fire Group, Inc.	2,440	118,243
		384,743
Insurance-Property/Casualty — 3.3%
Ambac Financial Group, Inc.†	5,984	100,830
AMERISAFE, Inc.	21,767	1,388,082
Employers Holdings, Inc.	3,650	154,286
First American Financial Corp.	1,700	91,290
HCI Group, Inc.	765	30,960
James River Group Holdings, Ltd.	3,435	161,101
Kinsale Capital Group, Inc.	4,100	375,068
National General Holdings Corp.	78,316	1,796,569
ProAssurance Corp.	6,120	220,993
RLI Corp.	38,684	3,315,606
Safety Insurance Group, Inc.	1,664	158,296
Selective Insurance Group, Inc.	6,746	505,208
Stewart Information Services Corp.	2,699	109,283
United Insurance Holdings Corp.	2,459	35,065
Universal Insurance Holdings, Inc.	3,630	101,277
		8,543,914
Insurance-Reinsurance — 0.1%
Global Indemnity, Ltd.	1,000	30,960
Third Point Reinsurance, Ltd.†	13,784	142,251
		173,211
Internet Connectivity Services — 0.3%
Cogent Communications Holdings, Inc.	13,552	804,447
Internet Content-Information/News — 0.2%
HealthStream, Inc.†	14,414	372,746
TechTarget, Inc.†	2,483	52,764
Yelp, Inc.†	4,100	140,138
		565,648
Internet Security — 0.1%
Proofpoint, Inc.†	1,875	225,469
Internet Telephone — 0.1%
8x8, Inc.†	10,966	264,281
Investment Companies — 0.0%
BrightSphere Investment Group PLC	3,100	35,371
Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	36,348	1,000,297
Blucora, Inc.†	5,511	167,369
Boston Private Financial Holdings, Inc.	9,541	115,160
Stifel Financial Corp.	4,750	280,535
Virtus Investment Partners, Inc.	796	85,490
Waddell & Reed Financial, Inc., Class A	8,553	142,579
WisdomTree Investments, Inc.	13,420	82,801
		1,874,231
Lasers-System/Components — 0.1%
II-VI, Inc.†	6,800	248,608
Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,748	329,620
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.	2,566	83,549
Machinery-Electrical — 0.1%
Bloom Energy Corp. Class A†	600	7,362
Franklin Electric Co., Inc.	4,387	208,383
		215,745
Machinery-Farming — 0.9%
Alamo Group, Inc.	22,667	2,265,113
Lindsay Corp.	1,228	100,954
		2,366,067
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	3,470	287,698
Applied Industrial Technologies, Inc.	4,395	270,424
Chart Industries, Inc.†	4,075	313,286

6

DXP Enterprises, Inc.†	7,623	288,835
Kadant, Inc.	2,300	208,863
Tennant Co.	2,069	126,623
		1,495,729
Machinery-Pumps — 0.2%
CSW Industrials, Inc.	5,800	395,270
SPX FLOW, Inc.†	4,844	202,770
		598,040
Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	8,421	238,314
Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	95,000	1,104,850
Computer Programs & Systems, Inc.	1,390	38,628
NextGen Healthcare, Inc.†	5,450	108,455
Tabula Rasa HealthCare, Inc.†	2,078	103,755
		1,355,688
Medical Instruments — 0.3%
AngioDynamics, Inc.†	19,238	378,796
Natus Medical, Inc.†	3,873	99,498
NuVasive, Inc.†	6,900	403,926
		882,220
Medical Labs & Testing Services — 0.8%
Medpace Holdings, Inc.†	32,371	2,117,711
Personalis, Inc.†	3,700	100,455
		2,218,166
Medical Laser Systems — 0.0%
Cutera, Inc.†	1,599	33,227
Medical Products — 0.9%
Axonics Modulation Technologies, Inc.†	600	24,582
Cardiovascular Systems, Inc.†	3,966	170,260
CryoLife, Inc.†	3,912	117,086
Integer Holdings Corp.†	15,643	1,312,761
Invacare Corp.	3,845	19,956
LeMaitre Vascular, Inc.	1,815	50,784
Luminex Corp.	4,764	98,329
Nevro Corp.†	3,700	239,871
Orthofix Medical, Inc.†	4,621	244,358
Surmodics, Inc.†	1,526	65,877
Tactile Systems Technology, Inc.†	1,951	111,051
		2,454,915
Medical-Biomedical/Gene — 2.0%
ACADIA Pharmaceuticals, Inc.†	9,800	261,954
Achillion Pharmaceuticals, Inc.†	26,068	69,862
Acorda Therapeutics, Inc.†	4,549	34,891
Alder Biopharmaceuticals, Inc.†	11,300	133,001
AMAG Pharmaceuticals, Inc.†	5,046	50,410
Amicus Therapeutics, Inc.†	18,100	225,888
ANI Pharmaceuticals, Inc.†	960	78,912
Arena Pharmaceuticals, Inc.†	5,530	324,224
Arrowhead Pharmaceuticals, Inc.†	10,798	286,147
Atara Biotherapeutics, Inc.†	6,100	122,671
Biohaven Pharmaceutical Holding Co., Ltd.†	7,000	306,530
Bluebird Bio, Inc.†	900	114,480
Bridgebio Pharma, Inc.†	4,400	118,668
Cambrex Corp.†	3,833	179,423
CytomX Therapeutics, Inc.†	6,200	69,564
Emergent BioSolutions, Inc.†	5,151	248,845
Forty Seven, Inc.†	11,500	121,900
Homology Medicines, Inc.†	3,700	72,409
Innoviva, Inc.†	7,727	112,505
Intercept Pharmaceuticals, Inc.†	3,450	274,516
Medicines Co.†	7,950	289,936
Menlo Therapeutics, Inc.†	4,900	29,351
Mersana Therapeutics, Inc.†	37,687	152,632
Myriad Genetics, Inc.†	15,756	437,702
NeoGenomics, Inc.†	11,670	256,040
Puma Biotechnology, Inc.†	4,200	53,382
REGENXBIO, Inc.†	9,180	471,577
resTORbio, Inc.†	3,600	36,720
Sangamo Therapeutics, Inc.†	3,500	37,695
Solid Biosciences, Inc.†	5,700	32,775
Synlogic, Inc.†	11,700	106,470
TCR2 Therapeutics, Inc.†	4,600	65,826
Twist Bioscience Corp.†	3,800	110,238
Y-mAbs Therapeutics, Inc.†	600	13,722
		5,300,866
Medical-Drugs — 1.8%
Aimmune Therapeutics, Inc.†	5,900	122,838
Akorn, Inc.†	10,749	55,357
Alector, Inc.†	2,300	43,700
Amphastar Pharmaceuticals, Inc.†	4,020	84,862
Athenex, Inc.†	14,400	285,120
Clovis Oncology, Inc.†	8,300	123,421
Corcept Therapeutics, Inc.†	11,904	132,729
Cytokinetics, Inc.†	6,574	73,957
Eagle Pharmaceuticals, Inc.†	2,673	148,833
Enanta Pharmaceuticals, Inc.†	1,815	153,150
Global Blood Therapeutics, Inc.†	5,900	310,340
Gritstone Oncology, Inc.†	2,700	30,078
Horizon Therapeutics PLC†	14,900	358,494
Lannett Co., Inc.†	25,796	156,324
Mallinckrodt PLC†	17,600	161,568
MyoKardia, Inc.†	6,300	315,882
Paratek Pharmaceuticals, Inc.†	14,400	57,456
Phibro Animal Health Corp., Class A	2,311	73,420
Prestige Consumer Healthcare, Inc.†	9,400	297,792
Principia Biopharma, Inc.†	6,600	219,054
Progenics Pharmaceuticals, Inc.†	9,651	59,547
Protagonist Therapeutics, Inc.†	14,300	173,173
Reata Pharmaceuticals, Inc., Class A†	2,668	251,726
Seres Therapeutics, Inc.†	29,900	96,278
Spectrum Pharmaceuticals, Inc.†	12,113	104,293
Supernus Pharmaceuticals, Inc.†	5,966	197,415
Sutro Biopharma, Inc.†	2,100	23,898
TG Therapeutics, Inc.†	12,700	109,855
Vanda Pharmaceuticals, Inc.†	15,232	214,619
Voyager Therapeutics, Inc.†	9,800	266,756
		4,701,935
Medical-Generic Drugs — 0.1%
Arvinas, Inc.†	200	4,398
Endo International PLC†	22,925	94,451

7

Momenta Pharmaceuticals, Inc.†	11,230	139,814
		238,663
Medical-HMO — 0.3%
Magellan Health, Inc.†	3,238	240,357
Tivity Health, Inc.†	5,433	89,318
Triple-S Management Corp., Class B†	17,300	412,605
		742,280
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	28,846	77,019
Select Medical Holdings Corp.†	12,338	195,804
Surgery Partners, Inc.†	7,000	56,980
Tenet Healthcare Corp.†	8,000	165,280
		495,083
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	5,675	323,021
Medical-Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	1,156	86,642
Amedisys, Inc.†	2,950	358,160
LHC Group, Inc.†	3,335	398,799
Providence Service Corp.†	1,263	72,420
		916,021
Medical-Wholesale Drug Distribution — 0.1%
Diplomat Pharmacy, Inc.†	6,467	39,384
Owens & Minor, Inc.	37,168	118,938
		158,322
Metal Processors & Fabrication — 0.2%
AZZ, Inc.	2,976	136,956
CIRCOR International, Inc.†	2,266	104,236
LB Foster Co., Class A†	1,200	32,808
Mueller Industries, Inc.	6,449	188,762
Tredegar Corp.	2,911	48,381
		511,143
Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	1,040	14,196
Worthington Industries, Inc.	8,600	346,236
		360,432
Metal-Aluminum — 0.1%
Century Aluminum Co.†	5,664	39,138
Kaiser Aluminum Corp.	2,437	237,876
		277,014
Miscellaneous Manufacturing — 1.2%
Hillenbrand, Inc.	16,882	668,021
John Bean Technologies Corp.	20,629	2,498,791
		3,166,812
Multimedia — 0.0%
E.W. Scripps Co., Class A	6,430	98,315
Networking Products — 0.1%
Extreme Networks, Inc.†	13,524	87,500
NeoPhotonics Corp.†	12,900	53,922
NETGEAR, Inc.†	3,586	90,690
		232,112
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	20,582	88,091
Office Furnishings-Original — 0.1%
HNI Corp.	5,200	183,976
Interface, Inc.	6,832	104,735
		288,711
Office Supplies & Forms — 0.2%
ACCO Brands Corp.	56,800	447,016
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.†	7,370	65,372
Nabors Industries, Ltd.	37,636	109,145
Noble Corp. PLC†	28,375	53,061
		227,578
Oil Companies-Exploration & Production — 0.6%
Bonanza Creek Energy, Inc.†	2,137	44,621
Carrizo Oil & Gas, Inc.†	9,797	98,166
Denbury Resources, Inc.†	52,527	65,133
Gulfport Energy Corp.†	59,811	293,672
HighPoint Resources Corp.†	12,659	23,039
Laredo Petroleum, Inc.†	17,511	50,782
PDC Energy, Inc.†	7,549	272,217
Penn Virginia Corp.†	1,531	46,971
Ring Energy, Inc.†	6,796	22,087
SRC Energy, Inc.†	27,719	137,486
Unit Corp.†	6,317	56,158
W&T Offshore, Inc.†	64,500	319,920
Whiting Petroleum Corp.†	10,395	194,179
		1,624,431
Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†	15,326	735,648
Exterran Corp.†	3,599	51,178
US Silica Holdings, Inc.	8,377	107,142
		893,968
Oil Refining & Marketing — 0.7%
CVR Energy, Inc.	900	44,991
Delek US Holdings, Inc.	16,100	652,372
Murphy USA, Inc.†	13,816	1,160,958
Par Pacific Holdings, Inc.†	3,442	70,630
		1,928,951
Oil-Field Services — 0.9%
Archrock, Inc.	14,843	157,336
C&J Energy Services, Inc.†	6,996	82,413
DMC Global, Inc.	1,621	102,690
Era Group, Inc.†	2,330	19,432
FTS International, Inc.†	6,700	37,386
Gulf Island Fabrication, Inc.†	1,579	11,211
Helix Energy Solutions Group, Inc.†	15,929	137,467
KLX Energy Services Holdings, Inc.†	11,645	237,908
Matrix Service Co.†	22,753	460,976
MRC Global, Inc.†	22,100	378,352
Newpark Resources, Inc.†	10,307	76,478
NOW, Inc.†	28,400	419,184
Oil States International, Inc.†	6,883	125,959
ProPetro Holding Corp.†	8,463	175,184
Superior Energy Services, Inc.†	17,761	23,089

8

TETRA Technologies, Inc.†	14,305	23,317
		2,468,382
Paper & Related Products — 0.8%
Clearwater Paper Corp.†	1,881	34,780
Domtar Corp.	2,000	89,060
Mercer International, Inc.	4,935	76,344
Neenah, Inc.	19,055	1,287,165
P.H. Glatfelter Co.	5,018	84,704
Schweitzer-Mauduit International, Inc.	3,518	116,727
Verso Corp., Class A†	18,200	346,710
		2,035,490
Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	53,663	1,067,357
Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,453	178,094
Poultry — 0.1%
Sanderson Farms, Inc.	1,900	259,464
Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	13,800	957,858
Powell Industries, Inc.	5,500	209,000
Vicor Corp.†	1,850	57,442
		1,224,300
Printing-Commercial — 0.2%
Ennis, Inc.	14,800	303,696
LSC Communications, Inc.	3,816	14,005
Quad/Graphics, Inc.	20,200	159,782
RR Donnelley & Sons Co.	8,063	15,884
		493,367
Professional Sports — 1.0%
Madison Square Garden Co., Class A†	8,918	2,496,505
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	2,900	16,704
Scholastic Corp.	3,172	105,437
		122,141
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	13,042	106,423
Real Estate Investment Trusts — 5.0%
Acadia Realty Trust	9,426	257,990
Agree Realty Corp.	4,381	280,603
Alexander & Baldwin, Inc.	2,156	49,804
American Assets Trust, Inc.	18,969	893,819
Americold Realty Trust	21,800	706,756
Apollo Commercial Real Estate Finance, Inc.	15,678	288,318
Armada Hoffler Properties, Inc.	5,970	98,804
ARMOUR Residential REIT, Inc.	5,969	111,262
Ashford Hospitality Trust, Inc.	31,300	92,961
Blackstone Mtg. Trust, Inc., Class A	4,500	160,110
Capstead Mtg. Corp.	13,446	112,274
CareTrust REIT, Inc.	10,885	258,845
CBL & Associates Properties, Inc.	19,756	20,546
Cedar Realty Trust, Inc.	9,786	25,933
Chatham Lodging Trust	5,304	100,086
Cherry Hill Mtg. Investment Corp.	5,400	86,400
Chesapeake Lodging Trust	6,920	196,666
Community Healthcare Trust, Inc.	2,041	80,436
CorEnergy Infrastructure Trust, Inc.	467	18,521
CoreSite Realty Corp.	6,500	748,605
Cousins Properties, Inc.	3,300	119,361
CubeSmart	3,400	113,696
DiamondRock Hospitality Co.	51,642	533,978
Easterly Government Properties, Inc.	7,747	140,298
EastGroup Properties, Inc.	1,800	208,764
Equity LifeStyle Properties, Inc.	1,300	157,742
First Industrial Realty Trust, Inc.	2,500	91,850
Four Corners Property Trust, Inc.	7,790	212,901
Franklin Street Properties Corp.	12,212	90,125
GEO Group, Inc.	22,400	470,624
Getty Realty Corp.	3,875	119,195
Gladstone Commercial Corp.	1,000	21,220
Global Net Lease, Inc.	9,548	187,332
Granite Point Mtg. Trust, Inc.	6,120	117,443
Hersha Hospitality Trust	8,209	135,777
Highwoods Properties, Inc.	1,900	78,470
Hospitality Properties Trust	5,100	127,500
Independence Realty Trust, Inc.	10,231	118,373
Innovative Industrial Properties, Inc.	1,117	138,017
Invesco Mtg. Capital, Inc.	24,244	390,813
iStar, Inc.	7,368	91,511
Kite Realty Group Trust	9,559	144,628
Lexington Realty Trust	32,206	303,058
LTC Properties, Inc.	4,526	206,657
Mack-Cali Realty Corp.	4,500	104,805
National Retail Properties, Inc.	600	31,806
National Storage Affiliates Trust	6,478	187,473
New York Mortgage Trust, Inc.	23,699	146,934
NorthStar Realty Europe Corp.	5,730	94,144
Office Properties Income Trust	5,477	143,881
Pebblebrook Hotel Trust	18,900	532,602
Pennsylvania Real Estate Investment Trust	6,786	44,109
PennyMac Mtg. Investment Trust	8,702	189,965
Piedmont Office Realty Trust, Inc., Class A	9,400	187,342
PS Business Parks, Inc.	800	134,824
Redwood Trust, Inc.	11,033	182,375
Retail Opportunity Investments Corp.	13,018	222,998
RLJ Lodging Trust	2,800	49,672
RPT Realty	9,151	110,819
Saul Centers, Inc.	3,824	214,641
Summit Hotel Properties, Inc.	11,967	137,261
Sunstone Hotel Investors, Inc.	18,700	256,377
Taubman Centers, Inc.	1,700	69,411
Two Harbors Investment Corp.	15,018	190,278
Uniti Group, Inc.	500	4,750
Universal Health Realty Income Trust	1,440	122,299
Urstadt Biddle Properties, Inc., Class A	3,405	71,505
Washington Prime Group, Inc.	21,239	81,133
Washington Real Estate Investment Trust	9,115	243,644
Whitestone REIT	4,536	57,562
Xenia Hotels & Resorts, Inc.	14,928	311,249
		13,031,931

9

Real Estate Management/Services — 1.3%
FirstService Corp.	21,226	2,035,998
HFF, Inc., Class A	4,535	206,252
Marcus & Millichap, Inc.†	2,446	75,459
RE/MAX Holdings, Inc., Class A	35,315	1,086,289
Realogy Holdings Corp.	13,007	94,171
		3,498,169
Rental Auto/Equipment — 0.1%
Rent-A-Center, Inc.†	5,110	136,079
Retail-Apparel/Shoe — 0.7%
Abercrombie & Fitch Co., Class A	43,987	705,551
Ascena Retail Group, Inc.†	19,800	12,078
Boot Barn Holdings, Inc.†	3,229	115,082
Buckle, Inc.	3,252	56,292
Caleres, Inc.	4,811	95,835
Cato Corp., Class A	2,620	32,278
Chico’s FAS, Inc.	13,432	45,266
Children’s Place, Inc.	1,805	172,161
Designer Brands, Inc.	6,534	125,257
Express, Inc.†	7,650	20,884
Genesco, Inc.†	1,975	83,523
Guess?, Inc.	5,714	92,281
Shoe Carnival, Inc.	1,108	30,581
Tailored Brands, Inc.	16,315	94,138
Vera Bradley, Inc.†	2,382	28,584
		1,709,791
Retail-Appliances — 0.0%
Conn’s, Inc.†	5,099	90,864
Retail-Automobile — 1.1%
Asbury Automotive Group, Inc.†	2,223	187,488
Group 1 Automotive, Inc.	2,003	164,026
Lithia Motors, Inc., Class A	19,721	2,342,460
Sonic Automotive, Inc., Class A	2,723	63,582
		2,757,556
Retail-Bookstores — 0.1%
Barnes & Noble Education, Inc.†	39,595	133,039
Barnes & Noble, Inc.	6,503	43,505
		176,544
Retail-Building Products — 0.1%
BMC Stock Holdings, Inc.†	6,100	129,320
GMS, Inc.†	3,679	80,938
Tile Shop Holdings, Inc.	4,385	17,540
		227,798
Retail-Discount — 0.1%
Big Lots, Inc.	4,544	130,004
Ollie’s Bargain Outlet Holdings, Inc.†	900	78,399
		208,403
Retail-Drug Store — 0.0%
Rite Aid Corp.†	11,970	95,880
Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	3,267	37,734
Retail-Hair Salons — 0.0%
Regis Corp.†	3,359	55,759
Retail-Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	2,143	36,495
Kirkland’s, Inc.†	1,613	3,646
La-Z-Boy, Inc.	5,314	162,927
RH†	1,840	212,704
		415,772
Retail-Jewelry — 0.0%
Movado Group, Inc.	1,875	50,625
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,601	42,760
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	36,081	41,132
Retail-Misc./Diversified — 0.1%
Five Below, Inc.†	625	75,013
GameStop Corp., Class A	11,647	63,709
		138,722
Retail-Office Supplies — 0.1%
Office Depot, Inc.	134,113	276,273
Retail-Pawn Shops — 0.3%
EZCORP, Inc., Class A†	5,976	56,593
FirstCash, Inc.	6,313	631,426
		688,019
Retail-Pet Food & Supplies — 0.8%
PetIQ, Inc.†	62,992	2,076,216
PetMed Express, Inc.	2,292	35,916
		2,112,132
Retail-Restaurants — 0.9%
BJ’s Restaurants, Inc.	2,361	103,742
Bloomin’ Brands, Inc.	36,844	696,720
Brinker International, Inc.	12,700	499,745
Chuy’s Holdings, Inc.†	1,917	43,938
Dave & Buster’s Entertainment, Inc.	4,145	167,748
Dine Brands Global, Inc.	1,997	190,654
El Pollo Loco Holdings, Inc.†	2,495	26,597
Fiesta Restaurant Group, Inc.†	2,689	35,333
Red Robin Gourmet Burgers, Inc.†	1,477	45,152
Ruth’s Hospitality Group, Inc.	3,228	73,308
Shake Shack, Inc., Class A†	2,977	214,939
Wingstop, Inc.	3,348	317,223
		2,415,099
Retail-Sporting Goods — 0.2%
Hibbett Sports, Inc.†	14,194	258,331
Zumiez, Inc.†	13,969	364,591
		622,922
Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	1,776	6,997
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	5,711	180,182
Rubber/Plastic Products — 0.4%
Myers Industries, Inc.	5,539	106,736
Proto Labs, Inc.†	3,058	354,789
Raven Industries, Inc.	4,103	147,216

10

Trinseo SA	11,450	484,793
		1,093,534
Satellite Telecom — 0.1%
Iridium Communications, Inc.†	10,945	254,581
Savings & Loans/Thrifts — 1.5%
Axos Financial, Inc.†	6,142	167,370
Banc of California, Inc.	4,876	68,118
BankFinancial Corp.	4,300	60,157
Berkshire Hills Bancorp, Inc.	5,185	162,757
Brookline Bancorp, Inc.	19,885	305,831
Capitol Federal Financial, Inc.	900	12,393
Dime Community Bancshares, Inc.	3,490	66,275
First Defiance Financial Corp.	1,900	54,283
Flushing Financial Corp.	3,600	79,920
Investors Bancorp, Inc.	11,900	132,685
Meridian Bancorp, Inc.	26,000	465,140
Northfield Bancorp, Inc.	31,686	494,618
Northwest Bancshares, Inc.	12,097	213,028
Oritani Financial Corp.	4,364	77,417
Pacific Premier Bancorp, Inc.	24,916	769,406
People’s United Financial, Inc.	5,906	99,103
Provident Financial Services, Inc.	6,994	169,605
Washington Federal, Inc.	17,100	597,303
		3,995,409
Schools — 0.4%
American Public Education, Inc.†	1,889	55,876
Career Education Corp.†	7,984	152,255
K12, Inc.†	9,400	285,854
Strategic Education, Inc.	2,498	444,644
		938,629
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,552	23,451
Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	16,700	729,790
MaxLinear, Inc.†	7,317	171,511
Power Integrations, Inc.	3,334	267,320
		1,168,621
Semiconductor Equipment — 0.6%
Axcelis Technologies, Inc.†	3,752	56,468
Brooks Automation, Inc.	8,215	318,331
Cabot Microelectronics Corp.	3,310	364,365
Cohu, Inc.	4,671	72,073
FormFactor, Inc.†	8,494	133,101
Kulicke & Soffa Industries, Inc.	7,405	166,983
Nanometrics, Inc.†	2,794	96,980
Ultra Clean Holdings, Inc.†	4,480	62,362
Veeco Instruments, Inc.†	21,443	262,033
		1,532,696
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	4,486	36,471
Steel-Producers — 0.0%
AK Steel Holding Corp.†	36,027	85,384
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,122	155,862
Telecom Equipment-Fiber Optics — 0.3%
Finisar Corp.†	13,427	307,075
Harmonic, Inc.†	10,112	56,122
Viavi Solutions, Inc.†	26,044	346,125
		709,322
Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.	77,809	383,598
Spok Holdings, Inc.	2,035	30,606
Vonage Holdings Corp.†	25,402	287,805
		702,009
Telecommunication Equipment — 0.0%
ADTRAN, Inc.	5,445	83,036
Digi International, Inc.†	3,196	40,526
		123,562
Telephone-Integrated — 0.0%
Cincinnati Bell, Inc.†	5,736	28,393
Frontier Communications Corp.†	11,991	20,984
		49,377
Television — 0.5%
Nexstar Media Group, Inc., Class A	3,700	373,700
Sinclair Broadcast Group, Inc., Class A	15,000	804,450
		1,178,150
Textile-Apparel — 0.0%
Unifi, Inc.†	1,658	30,126
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A	13,700	127,821
Therapeutics — 0.3%
Anika Therapeutics, Inc.†	1,618	65,723
Flexion Therapeutics, Inc.†	6,300	77,490
La Jolla Pharmaceutical Co.†	5,800	53,650
Sarepta Therapeutics, Inc.†	1,550	235,523
Xencor, Inc.†	7,000	286,510
		718,896
Tobacco — 0.1%
Universal Corp.	2,846	172,951
Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	8,490	34,045
Transactional Software — 0.4%
ACI Worldwide, Inc.†	25,200	865,368
Synchronoss Technologies, Inc.†	13,400	105,994
		971,362
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	2,944	131,420
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	3,691	112,206
Transport-Marine — 0.1%
Dorian LPG, Ltd.†	276	2,489
SEACOR Holdings, Inc.†	6,384	303,304
		305,793
Transport-Services — 0.3%
Echo Global Logistics, Inc.†	12,277	256,221
Forward Air Corp.	3,268	193,302

11

Hub Group, Inc., Class A†	3,884	163,050
Matson, Inc.	4,877	189,472
		802,045
Transport-Truck — 0.4%
ArcBest Corp.	16,906	475,228
Covenant Transportation Group, Inc., Class A†	1,500	22,065
Heartland Express, Inc.	5,415	97,849
Marten Transport, Ltd.	4,416	80,150
Saia, Inc.†	2,948	190,647
Schneider National, Inc., Class B	2,500	45,600
YRC Worldwide, Inc.†	17,900	72,137
		983,676
Veterinary Diagnostics — 0.7%
Heska Corp.†	794	67,625
Neogen Corp.†	29,642	1,841,065
		1,908,690
Vitamins & Nutrition Products — 0.1%
Herbalife Nutrition, Ltd.†	1,800	76,968
USANA Health Sciences, Inc.†	2,515	199,766
		276,734
Water — 0.5%
American States Water Co.	11,990	902,127
California Water Service Group	5,482	277,554
		1,179,681
Web Hosting/Design — 0.1%
NIC, Inc.	19,120	306,685
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,380	139,420
Insteel Industries, Inc.	2,083	43,368
		182,788
Wireless Equipment — 0.2%
CalAmp Corp.†	3,826	44,688
Cambium Networks Corp.†	20,700	198,513
PagerDuty, Inc.†	3,200	150,560
		393,761
X-Ray Equipment — 0.3%
Varex Imaging Corp.†	22,162	679,265
Total Common Stocks (cost $209,263,877)		252,939,347
EXCHANGE-TRADED FUNDS — 0.4%
iShares Core S&P Small-Cap ETF (cost $952,356)	11,931	933,959
Total Long-Term Investment Securities (cost $210,216,233)		253,873,306

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund, Investor Class 2.31%(2)	3,686,503	3,686,503
U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.08% due 09/26/2019(3)	$100,000	99,499
Total Short-Term Investment Securities (cost $3,786,004)		3,786,002
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $912,038 and collateralized by $880,000 of United States Treasury Notes, bearing interest at 2.63% due 01/31/2026 and having an approximate value of $930,632 (cost $912,000)	912,000	912,000
TOTAL INVESTMENTS (cost $214,914,237)	98.8%	258,571,308
Other assets less liabilities	1.2	3,023,043
NET ASSETS	100.0%	$261,594,351

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of June 30, 2019.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund

12

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
16	Long	E-Mini Russell 2000 Index	September 2019	$1,222,831	$1,253,680	$30,849

						Unrealized
						(Depreciation)
40	Long	E-Mini Russell 2000 Index	September 2019	3,135,336	3,134,200	(1,136)
		Net Unrealized Appreciation (Depreciation)				$29,713

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of  June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$65,919	$—	$1,086	$67,005
Other Industries	252,872,342	—	—	252,872,342
Exchange-Traded Funds	933,959	—	—	933,959
Short-Term Investment Securities:
Registered Investment Companies	3,686,503	—	—	3,686,503
U.S. Government Treasuries	—	99,499	—	99,499
Repurchase Agreements	—	912,000	—	912,000
Total Investments at Value	$257,558,723	$1,011,499	$1,086	$258,571,308

Other Financial Instruments:†
Futures Contracts	$30,849	$—	$—	$30,849

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,136	$—	$—	$1,136

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.  There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

13

SEASONS SERIES TRUST SA MULTI-MANAGED INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.6%
Australia — 4.3%
AGL Energy, Ltd.	5,138	$72,226
Alumina, Ltd.	20,099	32,935
Amcor, Ltd.†	61,180	695,383
AMP, Ltd.	22,945	34,205
APA Group	8,997	68,331
Aristocrat Leisure, Ltd.	4,519	97,707
ASX, Ltd.	1,533	88,853
Aurizon Holdings, Ltd.	16,215	61,585
AusNet Services	12,970	17,090
Australia & New Zealand Banking Group, Ltd.	64,105	1,271,211
Bank of Queensland, Ltd.	2,961	19,825
Bendigo & Adelaide Bank, Ltd.	3,662	29,806
BGP Holdings PLC†(1)	98,723	0
BHP Group, Ltd.	31,362	908,516
BlueScope Steel, Ltd.	4,442	37,706
Boral, Ltd.	8,916	32,100
Brambles, Ltd.	115,859	1,049,776
Caltex Australia, Ltd.	2,143	37,272
Challenger, Ltd.	108,354	506,326
CIMIC Group, Ltd.	827	26,044
Coca-Cola Amatil, Ltd.	3,968	28,461
Cochlear, Ltd.	465	67,641
Coles Group, Ltd.†	8,905	83,566
Commonwealth Bank of Australia	13,981	813,738
Computershare, Ltd.	3,730	42,517
Crown Resorts, Ltd.	2,864	25,054
CSL, Ltd.	13,090	1,980,319
Dexus	8,621	78,682
Domino’s Pizza Enterprises, Ltd.	475	12,570
Flight Centre Travel Group, Ltd.	423	12,356
Fortescue Metals Group, Ltd.	10,942	69,650
Goodman Group	12,775	135,015
GPT Group	14,132	61,121
Harvey Norman Holdings, Ltd.	4,493	12,865
Incitec Pivot, Ltd.	13,412	32,144
Independence Group NL	143,355	476,340
Insurance Australia Group, Ltd.	18,445	107,170
LendLease Group	4,420	40,373
Macquarie Group, Ltd.	12,236	1,079,673
Medibank Private, Ltd.	21,977	53,918
Mirvac Group	29,359	64,630
National Australia Bank, Ltd.	21,935	411,935
Newcrest Mining, Ltd.	5,943	133,572
Orica, Ltd.	2,978	42,435
Origin Energy, Ltd.	13,644	70,168
QBE Insurance Group, Ltd.	10,535	87,673
Ramsay Health Care, Ltd.	1,053	53,500
REA Group, Ltd.	425	28,705
Rio Tinto, Ltd.	8,202	598,492
Santos, Ltd.	14,554	72,528
Scentre Group	222,403	600,598
SEEK, Ltd.	2,631	39,151
Sonic Healthcare, Ltd.	3,394	64,680
South32, Ltd.	199,508	445,880
Stockland	18,674	54,719
Suncorp Group, Ltd.	10,308	97,578
Sydney Airport	8,550	48,308
Tabcorp Holdings, Ltd.	15,577	48,738
Telstra Corp., Ltd.	88,322	238,917
TPG Telecom, Ltd.	2,617	11,842
Transurban Group	21,128	218,903
Treasury Wine Estates, Ltd.	5,685	59,556
Vicinity Centres	26,932	46,395
Washington H. Soul Pattinson & Co., Ltd.	844	13,045
Wesfarmers, Ltd.	8,905	226,500
Westpac Banking Corp.	27,228	542,444
Woodside Petroleum, Ltd.	7,352	188,198
Woolworths Group, Ltd.	10,228	238,996
WorleyParsons, Ltd.	54,394	564,661
		15,612,817
Austria — 0.5%
ANDRITZ AG	579	21,825
Erste Group Bank AG	49,053	1,820,871
OMV AG	1,177	57,356
Raiffeisen Bank International AG	1,138	26,700
Verbund AG	533	27,867
voestalpine AG	899	27,779
		1,982,398
Belgium — 0.6%
Ageas	1,470	76,452
Anheuser-Busch InBev SA NV	6,018	532,984
Colruyt SA	472	27,391
Groupe Bruxelles Lambert SA	647	63,483
KBC Group NV	1,946	127,566
Proximus SADP	1,211	35,742
Solvay SA	577	59,783
Telenet Group Holding NV	420	23,424
UCB SA	1,012	83,918
Umicore SA	33,122	1,064,967
		2,095,710
Bermuda — 0.4%
CK Infrastructure Holdings, Ltd.	5,500	44,809
Dairy Farm International Holdings, Ltd.	2,674	19,120
Hongkong Land Holdings, Ltd.	9,100	58,699
Jardine Matheson Holdings, Ltd.	1,703	107,335
Jardine Strategic Holdings, Ltd.	31,642	1,207,339
Kerry Properties, Ltd.	6,000	25,211
NWS Holdings, Ltd.	12,000	24,691
Shangri-La Asia, Ltd.	10,000	12,617
Yue Yuen Industrial Holdings, Ltd.	6,000	16,411
		1,516,232
Brazil — 0.1%
B3 SA - Brasil Bolsa Balcao	49,716	484,996
Canada — 1.3%
Element Fleet Management Corp.	104,834	765,311
Magna International, Inc.	19,227	955,582
National Bank of Canada	18,100	859,838
Nutrien, Ltd.	19,765	1,057,263
Sun Life Financial, Inc.	28,300	1,171,936
		4,809,930
Cayman Islands — 1.8%
Alibaba Group Holding, Ltd. ADR†	10,455	1,771,600
ASM Pacific Technology, Ltd.	2,200	22,555
Baidu, Inc. ADR†	2,700	316,872

1

BeiGene, Ltd. ADR†	255	31,607
China Mengniu Dairy Co., Ltd.	146,000	565,640
CK Asset Holdings, Ltd.	20,360	158,936
CK Hutchison Holdings, Ltd.	111,024	1,092,330
Meituan Dianping, Class B†	63,967	561,261
Melco Resorts & Entertainment, Ltd. ADR	1,635	35,512
MGM China Holdings, Ltd.	7,600	12,945
Sands China, Ltd.	18,800	90,120
Tencent Holdings, Ltd.	28,600	1,293,879
WH Group, Ltd.*	75,500	76,862
Wharf Real Estate Investment Co., Ltd.	10,000	70,251
Wynn Macau, Ltd.	12,000	26,960
YY, Inc. ADR†	6,855	477,725
		6,605,055
China — 0.5%
China Pacific Insurance Group Co., Ltd.	127,400	498,642
PICC Property & Casualty Co., Ltd.	330,000	355,183
Ping An Insurance Group Co. of China, Ltd.	80,000	962,859
		1,816,684
Denmark — 1.4%
AP Moller - Maersk A/S, Series A	30	34,843
AP Moller - Maersk A/S, Series B	51	63,291
Ascendis Pharma A/S ADR†	2,200	253,330
Carlsberg A/S, Class B	825	109,395
Chr. Hansen Holding A/S	833	78,327
Coloplast A/S, Class B	936	106,010
Danske Bank A/S	34,558	546,387
Demant A/S†	860	26,746
DSV A/S	1,410	138,433
Genmab A/S†	482	88,743
GN Store Nord A/S	10,183	475,762
H. Lundbeck A/S	538	21,275
ISS A/S	1,288	38,886
Novo Nordisk A/S, Class B	23,133	1,180,009
Novozymes A/S, Class B	1,720	80,200
Orsted A/S*	1,462	126,531
Pandora A/S	855	30,422
Tryg A/S	837	27,208
Vestas Wind Systems A/S	18,866	1,631,966
		5,057,764
Finland — 0.9%
Elisa Oyj	1,156	56,400
Fortum Oyj	3,570	78,901
Kone Oyj, Class B	2,670	157,585
Metso Oyj	896	35,206
Neste Oyj	3,341	113,573
Nokia Oyj	44,095	219,123
Nokian Renkaat Oyj	913	28,511
Nordea Bank Abp	85,677	622,500
Orion Oyj, Class B	822	30,138
Sampo Oyj, Class A	3,525	166,355
Stora Enso Oyj, Class R	62,117	730,111
UPM-Kymmene Oyj	4,095	108,834
Wartsila Oyj Abp	54,256	787,004
		3,134,241
France — 8.8%
Accor SA	1,475	63,321
Aeroports de Paris	233	41,120
Air Liquide SA	9,331	1,305,707
Alstom SA	1,194	55,399
Amundi SA*	12,562	877,721
Arkema SA	528	49,109
Atos SE	727	60,786
AXA SA	70,566	1,853,782
BioMerieux	312	25,847
BNP Paribas SA	32,428	1,542,871
Bollore SA	6,903	30,459
Bouygues SA	1,709	63,300
Bureau Veritas SA	2,107	52,044
Capgemini SE	1,239	154,166
Carrefour SA	4,635	89,500
Casino Guichard Perrachon SA	448	15,284
Cie de Saint-Gobain	3,845	150,295
Cie Generale des Etablissements Michelin SCA	1,328	168,481
CNP Assurances	1,350	30,653
Covivio	357	37,368
Credit Agricole SA	8,962	107,481
Danone SA	28,578	2,423,711
Dassault Aviation SA	20	28,803
Dassault Systemes SE	1,018	162,642
Edenred	1,845	94,127
Eiffage SA	612	60,506
Electricite de France SA	4,597	57,978
Engie SA	83,716	1,271,298
EssilorLuxottica SA	12,148	1,587,966
Eurazeo SE	317	22,137
Eutelsat Communications SA	30,295	566,636
Faurecia SA	591	27,434
Gecina SA	359	53,725
Getlink SE	3,746	60,022
Hermes International	247	178,146
ICADE	263	24,128
Iliad SA	211	23,749
Imerys SA	283	15,073
Ingenico Group SA	433	38,299
Ipsen SA	288	39,300
JCDecaux SA	533	16,146
Kering SA	1,996	1,180,723
Klepierre SA	1,600	53,638
L’Oreal SA	6,430	1,831,553
Legrand SA	9,230	676,341
LVMH Moet Hennessy Louis Vuitton SE	2,194	933,967
Natixis SA	7,489	30,197
Orange SA	15,622	246,299
Pernod Ricard SA	1,656	305,162
Peugeot SA	4,556	112,287
Publicis Groupe SA	1,658	87,545
Remy Cointreau SA	201	29,007

2

Renault SA	1,487	93,737
Safran SA	2,585	378,784
Sanofi	23,746	2,054,240
Sartorius Stedim Biotech	216	34,068
Schneider Electric SE	23,639	2,144,235
SCOR SE	1,318	57,841
SEB SA	174	31,286
Societe BIC SA	228	17,395
Societe Generale SA	5,944	150,409
Sodexo SA	717	83,819
Suez	2,864	41,330
Teleperformance	445	89,169
Thales SA	826	102,058
TOTAL SA	105,275	5,890,252
Ubisoft Entertainment SA†	615	48,216
Valeo SA	1,814	59,010
Veolia Environnement SA	4,221	102,911
Vinci SA	3,981	408,163
Vivendi SA	51,700	1,424,943
Wendel SA	220	30,048
Worldline SA†*	649	47,237
		32,302,390
Germany — 8.9%
1&1 Drillisch AG	411	13,675
adidas AG	6,122	1,890,012
Allianz SE	3,366	811,258
Axel Springer SE	381	26,860
BASF SE	18,552	1,347,718
Bayer AG	28,327	1,967,574
Bayerische Motoren Werke AG	19,422	1,440,060
Bayerische Motoren Werke AG (Preference Shares)	434	26,944
Beiersdorf AG	10,712	1,285,799
Brenntag AG	1,249	61,510
Carl Zeiss Meditec AG BR	318	31,369
Commerzbank AG	31,465	225,988
Continental AG	5,280	769,790
Covestro AG*	9,277	471,577
Daimler AG	7,142	397,328
Delivery Hero SE†*	888	40,279
Deutsche Bank AG	15,368	118,459
Deutsche Boerse AG	1,515	214,305
Deutsche Lufthansa AG	1,848	31,667
Deutsche Post AG	7,673	251,987
Deutsche Telekom AG	26,110	451,846
Deutsche Wohnen AG	31,544	1,157,053
E.ON SE	44,898	487,625
Evonik Industries AG	1,472	42,866
Fraport AG Frankfurt Airport Services Worldwide	326	28,025
Fresenius Medical Care AG & Co. KGaA	15,064	1,181,754
Fresenius SE & Co. KGaA	20,811	1,127,468
Fuchs Petrolub SE (Preference Shares)	548	21,548
GEA Group AG	40,076	1,138,560
Hannover Rueck SE	479	77,445
HeidelbergCement AG	1,142	92,373
Henkel AG & Co. KGaA	793	72,814
Henkel AG & Co. KGaA (Preference Shares)	1,381	135,162
HOCHTIEF AG	195	23,748
HUGO BOSS AG	531	35,388
Infineon Technologies AG	66,603	1,177,013
Innogy SE*	1,061	50,316
KION Group AG	550	34,672
Knorr-Bremse AG	13,145	1,463,955
LANXESS AG	735	43,677
Merck KGaA	1,002	104,843
METRO AG	1,384	25,306
MTU Aero Engines AG	397	94,716
Muenchener Rueckversicherungs-Gesellschaft AG	6,675	1,675,254
Porsche Automobil Holding SE (Preference Shares)	1,227	79,721
Puma SE	670	44,681
RWE AG	4,320	106,495
SAP SE	24,537	3,372,883
Sartorius AG (Preference Shares)	280	57,405
Siemens AG	32,798	3,898,524
Siemens Healthineers AG*	12,433	524,645
Stroeer SE & Co. KGaA	6,713	504,488
Symrise AG	998	96,033
Telefonica Deutschland Holding AG	209,640	586,030
thyssenkrupp AG	3,463	50,645
TUI AG	3,420	33,550
Uniper SE	1,563	47,348
United Internet AG	984	32,404
Volkswagen AG	251	43,138
Volkswagen AG (Preference Shares)	1,453	244,867
Vonovia SE	3,854	184,060
Wirecard AG	905	152,276
Zalando SE†*	9,900	439,259
		32,666,038
Hong Kong — 2.4%
AIA Group, Ltd.	455,200	4,921,005
Bank of East Asia, Ltd.	9,400	26,235
Beijing Enterprises Holdings, Ltd.	72,500	368,660
BOC Hong Kong Holdings, Ltd.	318,000	1,252,969
CLP Holdings, Ltd.	13,000	143,232
Galaxy Entertainment Group, Ltd.	17,000	114,841
Hang Lung Properties, Ltd.	16,000	38,095
Hang Seng Bank, Ltd.	6,000	149,066
Henderson Land Development Co., Ltd.	11,062	61,039
Hong Kong & China Gas Co., Ltd.	80,668	178,962
Hong Kong Exchanges & Clearing, Ltd.	9,300	328,717
Hysan Development Co., Ltd.	5,000	25,842
Link REIT	16,500	202,950
MTR Corp., Ltd.	12,500	84,192
New World Development Co., Ltd.	47,000	73,239
PCCW, Ltd.	30,000	17,328
Power Assets Holdings, Ltd.	11,000	79,088
Sino Land Co., Ltd.	24,000	40,135
SJM Holdings, Ltd.	18,000	20,511
Sun Hung Kai Properties, Ltd.	12,500	212,280

3

Swire Pacific, Ltd., Class A	4,000	49,217
Swire Properties, Ltd.	9,400	37,993
Techtronic Industries Co., Ltd.	11,000	84,356
Vitasoy International Holdings, Ltd.	6,000	28,809
Wharf Holdings, Ltd.	11,000	29,086
Wheelock & Co., Ltd.	6,000	43,084
		8,610,931
India — 0.3%
HDFC Bank, Ltd. ADR	6,929	901,047
Indonesia — 0.2%
Bank Central Asia Tbk PT	327,600	695,705
Ireland — 0.4%
AIB Group PLC	6,299	25,842
Bank of Ireland Group PLC	7,348	38,521
CRH PLC	6,408	209,367
DCC PLC	9,360	836,834
Flutter Entertainment PLC	664	50,010
James Hardie Industries PLC CDI	3,596	47,304
Kerry Group PLC, Class A	1,227	146,507
Kingspan Group PLC	1,199	65,119
Smurfit Kappa Group PLC	1,769	53,535
		1,473,039
Isle of Man — 0.0%
GVC Holdings PLC	4,254	35,216
Israel — 0.4%
Azrieli Group, Ltd.	297	19,916
Bank Hapoalim B.M.	8,450	63,008
Bank Leumi Le-Israel B.M.	11,365	82,122
Check Point Software Technologies, Ltd.†	7,782	899,677
CyberArk Software, Ltd.†	294	37,585
Elbit Systems, Ltd.	177	26,460
Israel Chemicals, Ltd.	5,654	29,695
Israel Discount Bank, Ltd., Class A	9,193	37,588
Mizrahi Tefahot Bank, Ltd.†	1,181	27,319
NICE, Ltd.†	480	65,695
Teva Pharmaceutical Industries, Ltd. ADR†	8,605	79,424
Wix.com, Ltd.†	341	48,456
		1,416,945
Italy — 1.3%
Assicurazioni Generali SpA	8,653	162,736
Atlantia SpA	3,855	100,296
Davide Campari-Milano SpA	4,407	43,147
Enel SpA	63,878	446,331
Eni SpA	19,980	330,956
FinecoBank Banca Fineco SpA	4,088	45,602
Intesa Sanpaolo SpA	338,912	725,279
Leonardo SpA	3,234	40,985
Mediobanca Banca di Credito Finanziario SpA	4,873	50,288
Moncler SpA	19,328	826,368
Pirelli & C SpA*	3,081	18,212
Poste Italiane SpA*	4,028	42,434
Prysmian SpA	61,530	1,269,879
Recordati SpA	818	34,099
Snam SpA	16,438	81,781
Telecom Italia SpA†	72,041	39,337
Telecom Italia SpA (RSP)	611,747	317,271
Terna Rete Elettrica Nazionale SpA	11,052	70,416
UniCredit SpA	15,494	190,735
		4,836,152
Japan — 20.6%
ABC-Mart, Inc.	300	19,577
Acom Co., Ltd.	3,200	11,542
Advantest Corp.	1,600	44,266
Aeon Co., Ltd.	5,200	89,458
AEON Financial Service Co., Ltd.	1,100	17,681
Aeon Mall Co., Ltd.	800	12,056
AGC, Inc.	1,500	51,980
Air Water, Inc.	1,300	22,321
Aisin Seiki Co., Ltd.	9,300	319,660
Ajinomoto Co., Inc.	3,600	62,516
Alfresa Holdings Corp.	1,500	37,116
Alps Alpine Co., Ltd.	1,625	27,339
Amada Holdings Co., Ltd.	2,500	28,435
ANA Holdings, Inc.	900	29,825
Aozora Bank, Ltd.	900	21,642
Asahi Group Holdings, Ltd.	2,900	130,683
Asahi Intecc Co., Ltd.	1,600	39,559
Asahi Kasei Corp.	86,700	926,280
Astellas Pharma, Inc.	119,300	1,703,382
Bandai Namco Holdings, Inc.	1,600	77,801
Bank of Kyoto, Ltd.	500	19,383
Benesse Holdings, Inc.	600	13,982
Bridgestone Corp.	46,100	1,817,671
Brother Industries, Ltd.	1,800	34,096
Calbee, Inc.	600	16,169
Canon, Inc.	7,900	231,377
Casio Computer Co., Ltd.	1,500	18,666
Central Japan Railway Co.	4,600	922,703
Chiba Bank, Ltd.	4,700	23,018
Chubu Electric Power Co., Inc.	5,100	71,620
Chugai Pharmaceutical Co., Ltd.	1,800	117,739
Chugoku Electric Power Co., Inc.	2,400	30,290
Coca-Cola Bottlers Japan Holdings, Inc.	938	23,806
Concordia Financial Group, Ltd.	8,500	31,719
Credit Saison Co., Ltd.	1,200	14,083
CyberAgent, Inc.	10,651	387,108
Dai Nippon Printing Co., Ltd.	2,000	42,864
Dai-ichi Life Holdings, Inc.	8,400	127,085
Daicel Corp.	2,300	20,497
Daifuku Co., Ltd.	748	42,209
Daiichi Sankyo Co., Ltd.	4,500	234,957
Daikin Industries, Ltd.	2,000	261,779
Daito Trust Construction Co., Ltd.	600	76,379
Daiwa House Industry Co., Ltd.	4,500	131,419
Daiwa House REIT Investment Corp.	14	33,786
Daiwa Securities Group, Inc.	12,700	55,764
Denso Corp.	3,400	143,320
Dentsu, Inc.	1,800	63,011

4

Disco Corp.	200	32,992
East Japan Railway Co.	2,400	224,761
Eisai Co., Ltd.	2,000	112,848
Electric Power Development Co., Ltd.	24,500	555,861
FamilyMart UNY Holdings Co., Ltd.	2,100	50,051
FANUC Corp.	1,500	278,451
Fast Retailing Co., Ltd.	500	302,727
Fuji Electric Co., Ltd.	1,000	34,600
FUJIFILM Holdings Corp.	2,800	142,252
Fujitsu, Ltd.	1,600	111,381
Fukuoka Financial Group, Inc.	1,200	22,056
GMO Payment Gateway, Inc.	300	20,686
Hakuhodo DY Holdings, Inc.	1,800	30,391
Hamamatsu Photonics KK	10,700	417,592
Hankyu Hanshin Holdings, Inc.	1,900	68,201
Hikari Tsushin, Inc.	200	43,668
Hino Motors, Ltd.	2,000	16,866
Hirose Electric Co., Ltd.	225	25,175
Hisamitsu Pharmaceutical Co., Inc.	400	15,843
Hitachi Chemical Co., Ltd.	800	21,760
Hitachi Construction Machinery Co., Ltd.	800	20,884
Hitachi High-Technologies Corp.	500	25,732
Hitachi Metals, Ltd.	1,800	20,389
Hitachi, Ltd.	7,700	282,990
Honda Motor Co., Ltd.	24,700	639,785
Hoshizaki Corp.	400	29,744
Hoya Corp.	3,000	230,439
Hulic Co., Ltd.	2,300	18,518
Idemitsu Kosan Co., Ltd.	1,579	48,005
IHI Corp.	1,200	29,018
Iida Group Holdings Co., Ltd.	1,300	21,029
Inpex Corp.	7,900	72,009
Isetan Mitsukoshi Holdings, Ltd.	2,600	21,060
Isuzu Motors, Ltd.	4,200	48,061
ITOCHU Corp.	10,600	202,914
Itochu Techno-Solutions Corp.	800	20,536
J. Front Retailing Co., Ltd.	1,800	20,682
Japan Airlines Co., Ltd.	1,000	31,991
Japan Airport Terminal Co., Ltd.	500	21,436
Japan Exchange Group, Inc.	4,100	65,318
Japan Post Bank Co., Ltd.	3,100	31,445
Japan Post Holdings Co., Ltd.	12,300	139,357
Japan Prime Realty Investment Corp.	6	25,992
Japan Real Estate Investment Corp.	10	60,855
Japan Retail Fund Investment Corp.	20	40,434
Japan Tobacco, Inc.	9,500	209,943
JFE Holdings, Inc.	4,000	58,885
JGC Corp.	1,700	23,417
JSR Corp.	1,600	25,330
JTEKT Corp.	1,800	21,903
JXTG Holdings, Inc.	25,450	127,181
Kajima Corp.	3,400	46,757
Kakaku.com, Inc.	1,200	23,228
Kamigumi Co., Ltd.	800	18,965
Kaneka Corp.	400	15,078
Kansai Electric Power Co., Inc.	5,600	64,235
Kansai Paint Co., Ltd.	1,300	27,335
Kao Corp.	3,900	297,532
Kawasaki Heavy Industries, Ltd.	1,200	28,462
KDDI Corp.	54,300	1,383,378
Keihan Holdings Co., Ltd.	800	34,913
Keikyu Corp.	1,900	32,758
Keio Corp.	800	52,690
Keisei Electric Railway Co., Ltd.	1,100	40,133
Keyence Corp.	2,200	1,351,987
Kikkoman Corp.	1,100	47,970
Kintetsu Group Holdings Co., Ltd.	1,400	67,103
Kirin Holdings Co., Ltd.	25,000	539,592
Kobayashi Pharmaceutical Co., Ltd.	399	28,611
Kobe Steel, Ltd.	2,500	16,400
Koito Manufacturing Co., Ltd.	800	42,820
Komatsu, Ltd.	7,300	176,902
Konami Holdings Corp.	700	32,850
Konica Minolta, Inc.	3,600	35,086
Kose Corp.	240	40,368
Kubota Corp.	58,300	972,062
Kuraray Co., Ltd.	2,600	31,133
Kurita Water Industries, Ltd.	900	22,427
Kyocera Corp.	2,500	163,607
Kyowa Hakko Kirin Co., Ltd.	2,000	36,045
Kyushu Electric Power Co., Inc.	2,900	28,444
Kyushu Railway Co.	1,300	37,966
Lawson, Inc.	400	19,196
LINE Corp.†	500	14,005
Lion Corp.	1,800	33,585
LIXIL Group Corp.	2,100	33,308
M3, Inc.	3,300	60,472
Makita Corp.	23,700	807,508
Marubeni Corp.	12,300	81,607
Marui Group Co., Ltd.	1,600	32,617
Maruichi Steel Tube, Ltd.	400	11,128
Mazda Motor Corp.	4,500	47,119
McDonald’s Holdings Co. Japan, Ltd.	500	22,051
Mebuki Financial Group, Inc.	7,300	19,077
Medipal Holdings Corp.	1,300	28,754
MEIJI Holdings Co., Ltd.	900	64,356
Mercari, Inc.†	600	15,970
Minebea Mitsumi, Inc.	3,000	51,027
Miraca Holdings, Inc.	6,500	148,081
MISUMI Group, Inc.	2,200	55,434
Mitsubishi Chemical Holdings Corp.	10,000	69,981
Mitsubishi Corp.	39,600	1,045,401
Mitsubishi Electric Corp.	112,300	1,484,398
Mitsubishi Estate Co., Ltd.	9,300	173,490
Mitsubishi Gas Chemical Co., Inc.	1,300	17,379
Mitsubishi Heavy Industries, Ltd.	2,500	108,981
Mitsubishi Materials Corp.	900	25,658
Mitsubishi Motors Corp.	5,200	24,985
Mitsubishi Tanabe Pharma Corp.	1,800	20,125
Mitsubishi UFJ Financial Group, Inc.	587,300	2,807,623
Mitsubishi UFJ Lease & Finance Co., Ltd.	73,300	389,788
Mitsui & Co., Ltd.	13,000	212,037
Mitsui Chemicals, Inc.	1,500	37,255
Mitsui Fudosan Co., Ltd.	39,800	966,388
Mitsui Mining & Smelting Co., Ltd.	10,500	252,355
Mitsui OSK Lines, Ltd.	900	21,616

5

Mizuho Financial Group, Inc.	189,500	274,929
MonotaRO Co., Ltd.	1,100	26,911
MS&AD Insurance Group Holdings, Inc.	3,700	117,646
Murata Manufacturing Co., Ltd.	36,800	1,659,626
Nabtesco Corp.	35,200	983,472
Nagoya Railroad Co., Ltd.	1,500	41,545
NEC Corp.	2,000	78,813
Nexon Co., Ltd.†	74,600	1,083,020
NGK Insulators, Ltd.	2,100	30,699
NGK Spark Plug Co., Ltd.	1,300	24,475
NH Foods, Ltd.	700	30,033
Nidec Corp.	1,800	247,000
Nikon Corp.	2,600	36,859
Nintendo Co., Ltd.	6,200	2,279,306
Nippon Building Fund, Inc.	11	75,316
Nippon Electric Glass Co., Ltd.	600	15,237
Nippon Express Co., Ltd.	600	31,979
Nippon Paint Holdings Co., Ltd.	1,200	46,661
Nippon Prologis REIT, Inc.	13	30,006
Nippon Steel Corp.	6,200	106,631
Nippon Telegraph & Telephone Corp.	53,100	2,474,621
Nippon Yusen KK	1,300	20,924
Nissan Chemical Corp.	1,000	45,155
Nissan Motor Co., Ltd.	18,000	128,748
Nisshin Seifun Group, Inc.	1,600	36,474
Nissin Foods Holdings Co., Ltd.	500	32,177
Nitori Holdings Co., Ltd.	600	79,608
Nitto Denko Corp.	1,200	59,101
Nomura Holdings, Inc.	27,000	95,904
Nomura Real Estate Holdings, Inc.	1,200	25,836
Nomura Real Estate Master Fund, Inc.	30	46,127
Nomura Research Institute, Ltd.	2,700	43,384
NSK, Ltd.	3,000	26,959
NTT Data Corp.	4,700	62,731
NTT DOCOMO, Inc.	10,400	242,721
Obayashi Corp.	4,800	47,592
OBIC Co., Ltd.	500	56,768
Odakyu Electric Railway Co., Ltd.	2,200	53,904
Oji Holdings Corp.	6,900	39,973
Olympus Corp.	9,200	102,556
Omron Corp.	12,300	644,464
Ono Pharmaceutical Co., Ltd.	3,000	53,874
Oracle Corp. Japan	300	21,986
Oriental Land Co., Ltd.	1,600	198,373
ORIX Corp.	67,500	1,009,030
Osaka Gas Co., Ltd.	2,900	50,584
Otsuka Corp.	900	36,269
Otsuka Holdings Co., Ltd.	3,000	98,048
Pan Pacific International Holdings Corp	900	57,205
Panasonic Corp.	86,100	718,918
Park24 Co., Ltd.	1,000	23,348
PeptiDream, Inc.†	700	35,886
Persol Holdings Co., Ltd.	1,301	30,652
Pigeon Corp.	1,000	40,339
Pola Orbis Holdings, Inc.	9,744	272,813
Rakuten, Inc.	6,700	79,902
Recruit Holdings Co., Ltd.	78,000	2,607,619
Renesas Electronics Corp.†	50,221	250,207
Resona Holdings, Inc.	16,400	68,536
Ricoh Co., Ltd.	5,300	53,047
Rinnai Corp.	300	19,114
Rohm Co., Ltd.	700	47,259
Ryohin Keikaku Co., Ltd.	220	39,806
Sankyo Co., Ltd.	500	18,117
Santen Pharmaceutical Co., Ltd.	85,300	1,416,207
SBI Holdings, Inc.	1,800	44,668
Secom Co., Ltd.	1,700	146,185
Sega Sammy Holdings, Inc.	1,500	18,263
Seibu Holdings, Inc.	1,800	30,072
Seiko Epson Corp.	2,200	34,893
Sekisui Chemical Co., Ltd.	79,700	1,199,686
Sekisui House, Ltd.	4,700	77,565
Seven & i Holdings Co., Ltd.	28,500	966,016
Seven Bank, Ltd.	4,700	12,321
SG Holdings Co., Ltd.	1,172	33,257
Sharp Corp.	1,800	19,826
Shimadzu Corp.	1,800	44,278
Shimamura Co., Ltd.	200	14,966
Shimano, Inc.	600	89,152
Shimizu Corp.	4,200	34,955
Shin-Etsu Chemical Co., Ltd.	2,900	270,769
Shinsei Bank, Ltd.	1,400	21,791
Shionogi & Co., Ltd.	2,100	121,257
Shiseido Co., Ltd.	3,200	241,688
Shizuoka Bank, Ltd.	3,400	25,116
Showa Denko KK	1,100	32,621
SMC Corp.	5,100	1,909,423
Softbank Corp.	13,100	170,034
SoftBank Group Corp.	24,600	1,185,443
Sohgo Security Services Co., Ltd.	600	27,710
Sompo Holdings, Inc.	2,600	100,623
Sony Corp.	43,200	2,257,154
Sony Financial Holdings, Inc.	1,300	31,296
Stanley Electric Co., Ltd.	15,700	387,060
Subaru Corp.	4,900	119,377
SUMCO Corp.	1,912	22,892
Sumitomo Chemical Co., Ltd.	11,300	52,579
Sumitomo Corp.	93,700	1,422,316
Sumitomo Dainippon Pharma Co., Ltd.	1,300	24,702
Sumitomo Electric Industries, Ltd.	5,800	76,322
Sumitomo Heavy Industries, Ltd.	1,000	34,499
Sumitomo Metal Mining Co., Ltd.	1,900	56,959
Sumitomo Mitsui Financial Group, Inc.	10,400	368,264
Sumitomo Mitsui Trust Holdings, Inc.	18,900	686,537
Sumitomo Realty & Development Co., Ltd.	2,600	92,969
Sumitomo Rubber Industries, Ltd.	22,400	259,577
Sundrug Co., Ltd.	696	18,860
Suntory Beverage & Food, Ltd.	1,100	47,753
Suzuken Co., Ltd.	600	35,265
Suzuki Motor Corp.	37,600	1,769,797
Sysmex Corp.	1,300	84,921
T&D Holdings, Inc.	4,200	45,809
Taiheiyo Cement Corp.	1,100	33,356
Taisei Corp.	1,600	58,236

6

Taisho Pharmaceutical Holdings Co., Ltd.	300	23,097
Taiyo Nippon Sanso Corp.	1,100	23,321
Takeda Pharmaceutical Co., Ltd.	59,100	2,100,711
Takeda Pharmaceutical Co., Ltd. ADR	16,701	295,608
TDK Corp.	1,000	77,751
TechnoPro Holdings, Inc.	4,600	245,152
Teijin, Ltd.	1,300	22,195
Terumo Corp.	34,200	1,021,221
THK Co., Ltd.	29,700	714,061
Tobu Railway Co., Ltd.	1,500	43,783
Toho Co., Ltd.	900	38,315
Toho Gas Co., Ltd.	600	22,112
Tohoku Electric Power Co., Inc.	3,300	33,425
Tokio Marine Holdings, Inc.	26,700	1,339,958
Tokyo Century Corp.	400	16,928
Tokyo Electric Power Co. Holdings, Inc.†	11,700	61,128
Tokyo Electron, Ltd.	5,800	815,511
Tokyo Gas Co., Ltd.	3,000	70,585
Tokyu Corp.	4,000	70,871
Tokyu Fudosan Holdings Corp.	4,700	25,993
Toppan Printing Co., Ltd.	1,900	28,785
Toray Industries, Inc.	11,200	85,336
Toshiba Corp.	4,400	137,078
Tosoh Corp.	10,400	146,755
TOTO, Ltd.	1,200	47,525
Toyo Seikan Group Holdings, Ltd.	1,300	25,856
Toyo Suisan Kaisha, Ltd.	700	28,771
Toyoda Gosei Co., Ltd.	500	9,782
Toyota Industries Corp.	1,200	66,208
Toyota Motor Corp.	66,700	4,145,739
Toyota Tsusho Corp.	1,700	51,655
Trend Micro, Inc.	1,000	44,671
Tsuruha Holdings, Inc.	287	26,565
Unicharm Corp.	3,200	96,553
United Urban Investment Corp.	22	36,847
USS Co., Ltd.	1,800	35,527
Welcia Holdings Co., Ltd.	5,200	212,190
West Japan Railway Co.	1,300	105,460
Yahoo Japan Corp.	113,000	332,142
Yakult Honsha Co., Ltd.	900	52,983
Yamada Denki Co., Ltd.	5,400	23,906
Yamaha Corp.	1,100	52,375
Yamaha Motor Co., Ltd.	2,200	39,221
Yamato Holdings Co., Ltd.	2,400	48,892
Yamazaki Baking Co., Ltd.	1,100	16,649
Yaskawa Electric Corp.	1,900	64,955
Yokogawa Electric Corp.	1,800	35,384
Yokohama Rubber Co., Ltd.	1,100	20,263
ZOZO, Inc.	1,730	32,467
		75,587,029
Jersey — 0.4%
Experian PLC	7,155	217,208
Ferguson PLC	1,815	129,371
Glencore PLC	87,870	305,764
WPP PLC	76,478	964,607
		1,616,950
Luxembourg — 0.6%
ArcelorMittal	5,142	92,083
Aroundtown SA	6,054	49,881
Eurofins Scientific SE	85	37,602
Millicom International Cellular SA SDR	526	29,598
RTL Group SA	302	15,498
Samsonite International SA*	418,200	961,785
SES SA FDR	2,806	43,938
Tenaris SA	85,218	1,121,219
		2,351,604
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	55,600	11,921
Netherlands — 4.0%
Aalberts NV	19,937	783,816
ABN AMRO Group NV CVA*	39,805	851,733
Adyen NV†*	82	63,318
Aegon NV	13,514	67,288
AerCap Holdings NV†	983	51,126
Airbus SE	4,599	652,115
Akzo Nobel NV	15,818	1,486,811
ASML Holding NV	15,714	3,285,282
CNH Industrial NV	7,858	80,377
EXOR NV	849	59,330
Ferrari NV	951	154,434
Fiat Chrysler Automobiles NV	8,498	118,244
Heineken Holding NV	929	97,523
Heineken NV	2,014	224,803
ING Groep NV	122,277	1,417,918
Koninklijke Ahold Delhaize NV	9,349	210,265
Koninklijke DSM NV	1,421	175,697
Koninklijke KPN NV	28,214	86,635
Koninklijke Philips NV	55,138	2,394,982
Koninklijke Vopak NV	563	26,016
NN Group NV	2,437	98,109
NXP Semiconductors NV	12,234	1,194,161
QIAGEN NV†	1,790	72,717
Randstad NV	923	50,701
STMicroelectronics NV	5,341	94,767
Unilever NV CVA	11,511	701,182
Wolters Kluwer NV	2,209	160,821
		14,660,171
New Zealand — 0.3%
a2 Milk Co., Ltd.†	5,730	56,590
Auckland International Airport, Ltd.	7,331	48,568
Fisher & Paykel Healthcare Corp., Ltd.	4,355	45,282
Fletcher Building, Ltd.	6,844	22,229
Meridian Energy, Ltd.	10,128	32,361
Ryman Healthcare, Ltd.	3,085	24,370
Spark New Zealand, Ltd.	14,926	40,122
Xero, Ltd.†	19,904	837,067
		1,106,589
Norway — 1.7%
Aker BP ASA	850	24,508

7

DNB ASA	151,656	2,820,965
Equinor ASA	49,758	985,804
Gjensidige Forsikring ASA	1,583	31,877
Mowi ASA	3,464	81,008
Norsk Hydro ASA	302,596	1,086,056
Orkla ASA	6,035	53,605
Schibsted ASA, Class B	697	18,210
Storebrand ASA	104,667	770,708
Telenor ASA	5,803	123,318
Yara International ASA	1,442	69,992
		6,066,051
Papua New Guinea — 0.0%
Oil Search, Ltd.	10,743	53,505
Portugal — 0.1%
Banco Espirito Santo SA†(1)	59,101	0
EDP - Energias de Portugal SA	20,223	76,929
Galp Energia SGPS SA	3,869	59,645
Jeronimo Martins SGPS SA	2,013	32,417
		168,991
Singapore — 1.4%
Ascendas Real Estate Investment Trust	20,700	47,751
CapitaLand Commercial Trust	20,700	33,206
CapitaLand Mall Trust	19,000	36,983
CapitaLand, Ltd.	20,200	52,720
City Developments, Ltd.	3,000	21,063
ComfortDelGro Corp., Ltd.	15,700	30,873
DBS Group Holdings, Ltd.	65,200	1,251,618
Genting Singapore, Ltd.	48,700	33,133
Jardine Cycle & Carriage, Ltd.	900	24,144
Keppel Corp., Ltd.	11,700	57,782
Oversea-Chinese Banking Corp., Ltd.	184,700	1,561,626
SATS, Ltd.	5,000	19,322
Sembcorp Industries, Ltd.	7,400	13,220
Singapore Airlines, Ltd.	4,000	27,455
Singapore Exchange, Ltd.	6,500	38,121
Singapore Press Holdings, Ltd.	11,600	20,971
Singapore Technologies Engineering, Ltd.	11,600	35,557
Singapore Telecommunications, Ltd.	63,910	165,622
Suntec Real Estate Investment Trust	16,700	23,960
United Overseas Bank, Ltd.	38,000	734,208
UOL Group, Ltd.	3,900	21,770
Venture Corp., Ltd.	2,148	25,878
Wilmar International, Ltd.	240,100	658,078
Yangzijiang Shipbuilding Holdings, Ltd.	16,000	18,141
		4,953,202
South Korea — 1.0%
KT Corp.	13,804	339,090
NAVER Corp.	2,659	262,497
Samsung Electronics Co., Ltd.	58,004	2,364,938
Samsung SDI Co., Ltd.	3,994	818,581
		3,785,106
Spain — 1.7%
ACS Actividades de Construccion y Servicios SA	1,983	79,178
Aena SME SA*	539	106,837
Amadeus IT Group SA	3,440	272,228
Banco Bilbao Vizcaya Argentaria SA	306,191	1,712,280
Banco de Sabadell SA	43,947	45,615
Banco Santander SA	127,372	592,007
Bankia SA	9,677	22,869
Bankinter SA	5,385	37,099
CaixaBank SA	27,632	79,129
Cellnex Telecom SA*	1,534	56,786
Enagas SA	1,736	46,383
Endesa SA	2,509	64,546
Ferrovial SA	3,731	95,508
Grifols SA	2,397	70,828
Iberdrola SA	46,346	462,296
Industria de Diseno Textil SA	46,704	1,403,230
Mapfre SA	7,454	21,822
Naturgy Energy Group SA	2,371	65,304
Red Electrica Corp. SA	3,455	71,931
Repsol SA	11,233	176,096
Siemens Gamesa Renewable Energy SA	1,850	30,760
Telefonica SA	99,922	820,529
		6,333,261
SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.	20,000	20,482
HKT Trust & HKT, Ltd.	30,000	47,633
Unibail-Rodamco-Westfield	3,364	503,987
		572,102
Sweden — 1.7%
Alfa Laval AB	2,485	54,223
Assa Abloy AB, Class B	63,049	1,427,338
Atlas Copco AB, Class A	5,210	166,546
Atlas Copco AB, Class B	3,005	86,217
Boliden AB	2,190	56,009
Electrolux AB, Series B	1,936	49,479
Elekta AB, Series B	44,746	649,053
Epiroc AB, Class A	5,210	54,248
Epiroc AB, Class B	3,005	29,768
Essity AB, Class B	4,729	145,350
Hennes & Mauritz AB, Class B	6,345	112,608
Hexagon AB, Class B	2,054	114,059
Husqvarna AB, Class B	3,277	30,654
ICA Gruppen AB	620	26,665
Industrivarden AB, Class C	1,317	29,190
Investor AB, Class B	3,541	170,121
Kinnevik AB, Class B	1,889	49,177
L E Lundbergforetagen AB, Class B	557	20,851
Lundin Petroleum AB	1,451	45,157
Sandvik AB	8,720	160,217
Securitas AB, Class B	2,483	43,578
Skandinaviska Enskilda Banken AB, Class A	12,719	117,687
Skanska AB, Class B	2,638	47,645
SKF AB, Class B	2,926	53,811

8

Svenska Handelsbanken AB, Class A	99,802	988,053
Swedbank AB, Class A	7,085	106,403
Swedish Match AB	1,381	58,367
Tele2 AB, Class B	3,909	57,090
Telefonaktiebolaget LM Ericsson, Class B	84,184	798,931
Telia Co AB	21,948	97,513
Volvo AB, Class B	11,730	186,157
		6,032,165
Switzerland — 11.0%
ABB, Ltd.	59,879	1,202,420
Adecco Group AG	1,298	78,009
Alcon, Inc.†	16,076	994,273
Baloise Holding AG	382	67,682
Barry Callebaut AG	18	36,107
Chocoladefabriken Lindt & Spruengli AG	1	81,365
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	8	58,206
Cie Financiere Richemont SA	27,476	2,331,998
Clariant AG	1,564	31,797
Coca-Cola HBC AG	1,587	60,054
Credit Suisse Group AG	20,012	240,126
Dufry AG	340	28,801
EMS-Chemie Holding AG	65	42,186
GAM Holding AG†	17,157	79,477
Geberit AG	295	137,815
Givaudan SA	72	203,284
Julius Baer Group, Ltd.	1,729	77,132
Kuehne & Nagel International AG	433	64,279
LafargeHolcim, Ltd.	3,801	185,646
Lonza Group AG	4,362	1,472,065
Nestle SA	105,632	10,935,947
Novartis AG	79,271	7,250,681
Pargesa Holding SA	302	23,286
Partners Group Holding AG	148	116,293
Roche Holding AG	29,306	8,245,720
Schindler Holding AG (Participation Certificate) (SIX)	5,756	1,281,459
Schindler Holding AG (RSP)	159	34,729
SGS SA	456	1,161,835
Sika AG	1,017	173,582
Sonova Holding AG	433	98,563
Straumann Holding AG	83	73,247
Swatch Group AG (TRQX)	403	21,821
Swatch Group AG (XEGT)	239	68,620
Swiss Life Holding AG	269	133,324
Swiss Prime Site AG	562	49,067
Swiss Re AG	2,386	242,581
Swisscom AG	205	102,924
Temenos AG	505	90,427
UBS Group AG	117,174	1,392,560
Vifor Pharma AG	377	54,479
Zurich Insurance Group AG	4,184	1,456,920
		40,480,787
Taiwan — 0.6%
Largan Precision Co., Ltd.	3,000	373,066
Taiwan Semiconductor Manufacturing Co., Ltd.	207,000	1,579,106
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,107	317,551
		2,269,723
Turkey — 0.1%
Turkiye Garanti Bankasi AS†	326,147	512,735
United Kingdom — 15.7%
3i Group PLC	7,827	110,832
Admiral Group PLC	1,568	44,054
Anglo American PLC	8,247	235,898
Antofagasta PLC	136,334	1,614,010
Ashtead Group PLC	3,850	110,423
ASOS PLC†	8,425	272,968
Associated British Foods PLC	2,755	86,353
AstraZeneca PLC	10,007	816,916
Auto Trader Group PLC*	7,800	54,361
Aviva PLC	281,243	1,491,701
BAE Systems PLC	24,570	154,955
Barclays PLC	133,576	254,617
Barclays PLC ADR	17,100	130,131
Barratt Developments PLC	7,887	57,422
Berkeley Group Holdings PLC	1,009	47,854
BHP Group PLC	129,129	3,295,680
BP PLC	160,002	1,118,161
British American Tobacco PLC	18,115	632,286
British Land Co. PLC	7,276	49,795
BT Group PLC	65,683	164,181
Bunzl PLC	39,723	1,049,555
Burberry Group PLC	68,029	1,613,940
Carnival PLC	1,358	60,454
Centrica PLC	44,180	49,254
Close Brothers Group PLC	7,073	127,275
Coca-Cola European Partners PLC	1,873	105,824
Compass Group PLC	44,278	1,061,132
Croda International PLC	1,030	66,978
Diageo PLC	106,103	4,569,247
Direct Line Insurance Group PLC	197,659	832,951
easyJet PLC	1,275	15,451
Evraz PLC	3,990	33,828
Fresnillo PLC	1,791	19,824
G4S PLC	12,475	33,037
GlaxoSmithKline PLC	119,604	2,394,180
GlaxoSmithKline PLC ADR	29,700	1,188,594
Great Portland Estates PLC	43,229	375,759
Halma PLC	2,998	77,081
Hargreaves Lansdown PLC	2,234	54,508
HSBC Holdings PLC	158,357	1,321,184
Imperial Brands PLC	7,430	174,458
Informa PLC	9,823	104,284
InterContinental Hotels Group PLC	1,317	86,677
Intertek Group PLC	1,302	91,215
Investec PLC	5,058	32,881
ITV PLC	28,065	38,497
J Sainsbury PLC	13,704	34,103
John Wood Group PLC	5,233	30,230
Johnson Matthey PLC	43,197	1,832,313

9

Kingfisher PLC	249,323	681,116
Land Securities Group PLC	5,912	62,622
Legal & General Group PLC	46,620	159,576
Lloyds Banking Group PLC	3,389,876	2,441,194
London Stock Exchange Group PLC	2,484	173,069
Marks & Spencer Group PLC	13,039	34,977
Meggitt PLC	151,653	1,010,577
Melrose Industries PLC	280,941	646,625
Merlin Entertainments PLC*	5,244	29,910
Micro Focus International PLC	2,819	74,030
Mondi PLC	2,917	66,523
National Grid PLC	93,754	996,339
Next PLC	1,114	78,185
NMC Health PLC	819	24,996
Ocado Group PLC†	51,628	765,232
Pearson PLC	6,097	63,530
Persimmon PLC	25,642	650,340
Prudential PLC	175,929	3,831,852
Reckitt Benckiser Group PLC	5,588	441,605
RELX PLC (LSE)	15,479	376,205
Rentokil Initial PLC	14,605	73,798
Rio Tinto PLC	9,003	555,440
Rolls-Royce Holdings PLC	13,176	140,992
Royal Bank of Scotland Group PLC	37,785	105,491
Royal Dutch Shell PLC, Class A	34,964	1,144,887
Royal Dutch Shell PLC, Class B	29,580	964,857
Royal Dutch Shell PLC, Class B ADR	21,119	1,388,363
RSA Insurance Group PLC	61,894	454,466
Sage Group PLC	8,571	87,451
Schroders PLC	1,009	39,125
Segro PLC	8,565	79,444
Severn Trent PLC	1,908	49,649
Smith & Nephew PLC	85,729	1,860,320
Smiths Group PLC	3,190	63,504
Spirax-Sarco Engineering PLC	581	67,777
SSE PLC	7,892	112,573
St James’s Place PLC	4,135	57,769
Standard Chartered PLC	92,361	840,437
Standard Life Aberdeen PLC	18,624	69,754
Taylor Wimpey PLC	25,849	51,789
Tesco PLC	76,154	219,708
Unilever PLC	91,476	5,680,465
United Utilities Group PLC	5,440	54,126
Vodafone Group PLC	211,028	346,152
Vodafone Group PLC ADR	56,700	925,911
Weir Group PLC	1,886	37,048
Whitbread PLC	22,025	1,295,583
WM Morrison Supermarkets PLC	18,704	47,843
		57,640,537
United States — 1.0%
Autoliv, Inc. SDR	6,406	453,227
Booking Holdings, Inc.†	679	1,272,928
Broadcom, Inc.	3,300	949,938
International Flavors & Fragrances, Inc.	0	16
Philip Morris International, Inc.	13,336	1,047,276
		3,723,385
Total Common Stocks (cost $328,591,681)		353,979,104
EXCHANGE-TRADED FUNDS — 0.6%
iShares MSCI EAFE ETF (cost 2,244,014)	35,300	2,320,269
RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA† expires 07/11/19	1,983	3,112
Repsol SA† expires 07/09/19	11,233	6,230
Total Rights (cost $9,627)		9,342
Total Long-Term Investment Securities (cost $330,845,322)		356,308,715
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(2)	382,407	382,407
T. Rowe Price Government Reserve Fund 2.46%(2)	153	153
		382,560
U.S Government Treasuries — 0.1%
United States Treasury Bills
2.45% due 09/05/2019(3)	$130,000	129,502
2.50% due 07/18/2019(3)	390,000	389,622
		519,124
Total Short-Term Investment Securities (cost $901,516)		901,684
REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $4,895,204 collateralized by $4,725,000 of United States Treasury Notes, bearing interest at 2.63% due 01/31/2026 and having an approximate value of $4,996,858 (cost $ 4,895,000)	4,895,000	4,895,000
TOTAL INVESTMENTS (cost $336,641,838)	98.8%	362,105,399
Other assets less liabilities	1.2	4,468,056
NET ASSETS	100.0%	$366,573,455

†                                         Non-income producing security

10

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $4,839,803 representing 1.3% of net assets.

(1)                                 Securities classified as Level 3 (see Note 1).

(2)                                 The rate shown is the 7-day yield as of June 30, 2019.

(3)                                 The Security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.

ADR                     — American Depositary Receipt

CDI                         — Chess Depositary Interest

CVA                     — Certification Van Aandelen (Dutch Cert.)

ETF                         — Exchange Traded Funds

FDR                       — Fiduciary Depositary Receipt

LSE                         — London Stock Exchange

RSP                         — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR                       — Swedish Depositary Receipt

SIX                           — Swiss Stock Exchange

TRQX             — Turquoise Stock Exchange

XEGT              — Equivalent Stock Exchange

Futures Contracts
Number						Unrealized
of						Appreciation
Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	(Depreciation)
85	Long	MSCI EAFE Index	September 2019	$7,947,050	$8,174,025	$226,975

*                 Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks
Australia	$695,383	$14,917,434	**	$0	$15,612,817
Portugal	—	168,991	**	0	168,991
Other countries	19,015,172	319,182,124	**	—	338,197,296
Exchange-Traded Funds	2,320,269	—		—	2,320,269
Rights	9,342	—		—	9,342
Short-Term Investment Securities
Registered Investment Companies	382,560	—		—	382,560
U.S Government Treasuries	—	519,124		—	519,124
Repurchase Agreements	—	4,895,000		—	4,895,000
Total Investments at Value	$22,422,726	$339,682,673		$0	$362,105,399

Other Financial Instruments:†
Futures Contracts	$226,975	$—		$—	$226,975

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

**                                  Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see note 1).

†                                         Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

11

Industry Allocation*
Medical-Drugs	9.0%
Banks-Commercial	7.4
Insurance-Life/Health	3.8
Diversified Banking Institutions	3.8
Oil Companies-Integrated	3.4
Food-Misc./Diversified	3.3
Cosmetics & Toiletries	3.1
Auto-Cars/Light Trucks	2.7
Telephone-Integrated	2.3
Insurance-Multi-line	2.0
Medical Products	1.8
Chemicals-Diversified	1.5
Industrial Automated/Robotic	1.5
Beverages-Wine/Spirits	1.4
Diversified Manufacturing Operations	1.4
Electronic Components-Semiconductors	1.3
Repurchase Agreements	1.3
Apparel Manufacturers	1.3
Diversified Minerals	1.3
Food-Retail	1.3
Enterprise Software/Service	1.2
Semiconductor Equipment	1.1
Electronic Components-Misc.	1.0
Semiconductor Components-Integrated Circuits	0.9
Machinery-Electrical	0.9
Food-Dairy Products	0.9
Rubber-Tires	0.9
Import/Export	0.9
Audio/Video Products	0.8
E-Commerce/Products	0.8
Real Estate Investment Trusts	0.7
Human Resources	0.7
Insurance-Property/Casualty	0.7
Auto/Truck Parts & Equipment-Original	0.7
Electric-Generation	0.7
Metal-Diversified	0.7
Tobacco	0.7
Cellular Telecom	0.7
Retail-Jewelry	0.6
Retail-Apparel/Shoe	0.6
Toys	0.6
Exchange-Traded Funds	0.6
Dialysis Centers	0.6
Building-Residential/Commercial	0.6
Medical-Biomedical/Gene	0.6
Power Converter/Supply Equipment	0.6
Commercial Services	0.6
Insurance-Reinsurance	0.6
Brewery	0.6
Athletic Footwear	0.5
Chemicals-Specialty	0.5
Machinery-General Industrial	0.5
Gas-Distribution	0.5
Medical Instruments	0.5
Medical Labs & Testing Services	0.5
Real Estate Management/Services	0.5
Energy-Alternate Sources	0.5
Metal-Copper	0.5
Real Estate Operations & Development	0.4
Transport-Rail	0.4
Multimedia	0.4
Optical Supplies	0.4
Coatings/Paint	0.4
Miscellaneous Manufacturing	0.4
Aerospace/Defense	0.4
Hotels/Motels	0.4
Electronic Security Devices	0.4
Finance-Leasing Companies	0.4
Finance-Other Services	0.4
Industrial Gases	0.4
Internet Application Software	0.4
Wire & Cable Products	0.4
Electric-Integrated	0.3
E-Commerce/Services	0.3
Distribution/Wholesale	0.3
Diversified Operations	0.3
Investment Management/Advisor Services	0.3
Instruments-Controls	0.3
Entertainment Software	0.3
Oil Refining & Marketing	0.3
Agricultural Chemicals	0.3
Food-Catering	0.3
Steel Pipe & Tube	0.3
Metal-Aluminum	0.3
Investment Companies	0.3
Aerospace/Defense-Equipment	0.3
Machinery-Farming	0.3
Diversified Operations/Commercial Services	0.3
Wireless Equipment	0.3
Web Portals/ISP	0.3
Computer Data Security	0.3
Textile-Apparel	0.3
Building & Construction Products-Misc.	0.3
Paper & Related Products	0.2
Advertising Agencies	0.2
Rental Auto/Equipment	0.2
Tools-Hand Held	0.2
Shipbuilding	0.2
Networking Products	0.2
Electric Products-Misc.	0.2
Containers-Paper/Plastic	0.2
Advertising Services	0.2
Retail-Building Products	0.2
Transport-Services	0.2
Soap & Cleaning Preparation	0.2
Satellite Telecom	0.2
Oil-Field Services	0.2
Building Products-Cement	0.2
Photo Equipment & Supplies	0.2
U.S. Government Treasuries	0.2
Machinery-Construction & Mining	0.2
Telecom Services	0.2
Building-Heavy Construction	0.1
Computer Services	0.1
Non-Ferrous Metals	0.1
Internet Content-Entertainment	0.1
Oil Companies-Exploration & Production	0.1
E-Marketing/Info	0.1
Registered Investment Companies	0.1
Office Automation & Equipment	0.1
Airport Development/Maintenance	0.1
Transactional Software	0.1
Public Thoroughfares	0.1
Commercial Services-Finance	0.1
Building Products-Air & Heating	0.1
Retail-Drug Store	0.1
Auto-Heavy Duty Trucks	0.1
Security Services	0.1
Resorts/Theme Parks	0.1
Electric-Distribution	0.1

12

Publishing-Periodicals	0.1
Computer Aided Design	0.1
Gold Mining	0.1
98.8%

*      Calculated as a percentage of net assets

Country Allocation*
Japan	20.6%
United Kingdom	15.7
Switzerland	11.0
Germany	8.9
France	8.8
Australia	4.3
Netherlands	4.0
United States	3.2
Hong Kong	2.4
Cayman Islands	1.8
Spain	1.7
Norway	1.7
Sweden	1.7
Denmark	1.4
Singapore	1.4
Italy	1.3
Canada	1.3
South Korea	1.0
Finland	0.9
Luxembourg	0.6
Taiwan	0.6
Belgium	0.6
Austria	0.5
China	0.5
Jersey	0.4
Bermuda	0.4
Ireland	0.4
Israel	0.4
New Zealand	0.3
India	0.3
Indonesia	0.2
SupraNational	0.2
Turkey	0.1
Brazil	0.1
Portugal	0.1
98.8%

*      Calculated as a percentage of net assets

13

SEASONS SERIES TRUST SA MULTI-MANAGED DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — June 30 ,2019 — (unaudited)

Security Description	Shares/ Principal Amount(7)	Value (Note 1)
ASSET BACKED SECURITIES — 13.8%
Diversified Financial Services — 13.8%
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6A21 2.90% (1 ML+0.50%) due 01/25/2036(1)	$108,685	$102,967
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 2.94% (1 ML+0.54%) due 11/25/2035(1)	119,042	119,365
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	168,000	147,197
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 3.44% (12 MTA+0.94%) due 10/25/2046(1)	53,936	48,229
Americredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	200,000	202,800
Anchorage Capital CLO, Ltd. FRS Series 2016-9A, Class A 4.11% (3 ML+1.51%) due 01/15/2029*(2)	841,716	841,716
Angel Oak Mtg. Trust VRS Series 2019-3, Class A1 2.93% due 05/25/2059*(1)(3)	1,680,000	1,686,905
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(1)(3)	424,925	430,416
Apex Credit CLO, Ltd. FRS Series 2017-1A, Class A1 4.05% (3 ML+1.47%) due 04/24/2029*(2)	1,080,000	1,079,512
Apidos CLO FRS Series 2015-21A, Class A1R 3.53% (3 ML+0.93%) due 07/18/2027*(2)	1,385,000	1,384,651
Apidos CLO FRS Series 2013-16A, Class A1R 3.57% (3 ML+0.98%) due 01/19/2025*(2)	131,677	131,653
Avery Point IV CLO, Ltd. FRS Series 2014-1A, Class AR 3.68% (3 ML+1.10%) due 04/25/2026*(2)	693,811	693,688
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	100,090
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	129,000	131,220
Babson CLO, Ltd. FRS Series 2016-2A, Class AR 3.67% (3 ML+1.08%) due 07/20/2028*(2)	1,834,000	1,837,751
Babson CLO, Ltd. FRS Series 2014-IA, Class A1R 3.74% (3 ML+1.15%) due 07/20/2025*(2)	182,958	182,978
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 2.46% (1 ML+0.06%) due 01/25/2037(1)	11,946	10,036
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 2.61% (1 ML+0.23%) due 02/20/2047(1)	282,448	276,056
BANK VRS Series 2018-BN14, Class XA 0.67% due 09/15/2060(3)(4)(5)	9,679,802	358,111
BANK VRS Series 2017-BNK8, Class XA 0.88% due 11/15/2050(3)(4)(5)	8,604,578	447,612
BANK VRS Series 2019-BN18, Class XA 1.05% due 05/15/2062(3)(4)(5)	2,926,124	216,045
BANK Series 2017-BNK8, Class A4 3.49% due 11/15/2050(4)	470,000	497,305
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(4)	239,000	253,993
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(3)	1,352,788	1,380,989
Bayview Mtg. Fund Trust VRS Series 2017-RT3, Class A 3.50% due 01/28/2058*(3)	956,670	974,893
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL5, Class A 3.50% due 06/28/2057*(3)	761,736	775,406
Bayview Opportunity Master Fund Trust VRS Series 2017-RT6, Class A 3.50% due 10/28/2057*(3)	1,191,010	1,217,340
Bayview Opportunity Master Fund Trust VRS Series 2017-SPL1, Class A 4.00% due 10/28/2064*(3)	1,103,425	1,137,643
BCAP LLC Trust FRS Series 2006-AA2, Class A1 2.57% (1 ML+0.17%) due 01/25/2037(1)	17,013	16,159
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 2.88% (1 ML+0.48%) due 02/25/2036(1)	53,679	52,163
Bear Stearns ALT-A Trust FRS Series 2005-10, Class 11A1 2.90% (1 ML+0.50%) due 01/25/2036(1)	147,122	155,853
Bear Stearns Mtg. Funding Trust FRS Series 2006-AR3, Class 1A1 2.58% (1 ML+0.18%) due 10/25/2036(1)	80,302	75,797
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 2.60% (1 ML+0.20%) due 02/25/2037(1)	173,670	183,569

Bellemeade Re, Ltd. FRS Series 2018-2A, Class M1A 3.35% (1 ML+0.95%) due 08/25/2028*(1)	940,810	941,737
Bellemeade Re, Ltd. FRS Series 2018-3A, Class M1A 3.60% (1 ML + 1.20%) due 10/25/2027*(1)	1,338,000	1,337,999
Bellemeade Re, Ltd. FRS Series 2019-1A, Class M1A 3.70% (1 ML+ 1.30%) due 03/25/2029*(1)	1,071,702	1,071,702
Benchmark Mtg. Trust VRS Series 2018-B1, Class XA 0.66% due 01/15/2051(3)(4)(5)	2,639,470	95,446
Benchmark Mtg. Trust VRS Series 2018-B4, Class XA 0.69% due 07/15/2051(3)(4)(5)	4,592,307	167,322
Benchmark Mtg. Trust VRS Series 2018-B8, Class XA 0.83% due 01/15/2052(3)(4)(5)	9,251,718	479,034
Benchmark Mtg. Trust Series 2019-B11, Class A2 3.41% due 05/15/2052(4)	1,165,000	1,222,418
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(4)	432,000	449,760
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(4)	300,000	325,543
Benefit Street Partners CLO, Ltd. FRS Series 2016-10A, Class A1 4.09% (3 ML+1.49%) due 01/15/2029*(2)	680,000	680,058
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 3.39% (1 ML+1.00%) due 04/15/2034*(4)	200,000	200,251
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class F 4.94% (1 ML + 2.55%) due 12/15/2037*(4)	675,000	681,322
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-2A, Class A1R 3.36% (3 ML+0.78%) due 04/27/2027*(2)	1,355,000	1,351,344
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	160,000	158,855
Carmax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	95,000	96,271
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	255,769
CD Commercial Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(3)(4)	1,300,000	1,379,199
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(1)(3)	239,450	247,785
Chase Mtg. Finance Trust VRS Series 2005-A1, Class 2A2 4.27% due 12/25/2035(1)(3)	125,170	122,193
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	213,499	211,033
CHL Mtg. Pass Through Trust VRS Series 2007-HY4, Class 1A1 4.02% due 09/25/2047(1)(3)	150,316	141,858
CIFC Funding, Ltd. FRS Series 2012-2RA, Class A1 3.39% (3 ML+0.80%) due 01/20/2028*(2)	1,601,000	1,595,545
CIM Trust VRS Series 2017-7, Class A 3.00% due 04/25/2057*(1)(3)	1,262,398	1,270,994
Cirrus Funding, Ltd. Series 2018-1A, Class A 4.80% due 01/25/2037*(2)	975,000	1,036,019
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	80,000	79,832
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,683
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.12% due 07/10/2047(3)(4)(5)	3,700,895	152,244
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29,Class XA 1.24% due 04/10/2048(3)(4)(5)	3,534,565	159,336
Citigroup Commercial Mtg. Trust Series 2015-P1, Class A5 3.72% due 09/15/2048(4)	1,029,000	1,097,529
Citigroup Commercial Mtg. Trust Series 2015-GC35, Class A4 3.82% due 11/10/2048(4)	1,235,000	1,325,260
Citigroup Mtg. Loan Trust VRS Series 2018-RP3, Class A1 3.25% due 03/25/2061*(1)(3)	1,188,644	1,210,456
Civic Mtg. LLC Series 2018-1, Class A1 3.89% due 06/25/2022*(1)(6)	139,327	139,033
Colombia Cent, Ltd. FRS Series 2018-27A, Class A1 3.73% (3 ML+1.15%) due 10/25/2028*(2)	720,000	720,426
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(1)(3)	835,132	848,382

COLT Mtg. Loan Trust VRS Series 2018-3, Class A1 3.69% due 10/26/2048*(1)(3)	424,468	430,337
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	845,000	904,514
CORE Mtg. Trust FRS Series 2019-CORE, Class A 3.27% (1 ML+0.88%) due 12/15/2031*(4)	320,000	320,800
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 2.72% (1 ML+0.32%) due 11/25/2035(1)	43,180	40,143
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 2.94% (1 ML+0.54%) due 01/25/2036(1)	112,692	109,464
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 3.20% (1 ML+0.80%) due 12/25/2035(1)	97,092	85,047
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	159,742	115,894
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 3.08% (1 ML+0.68%) due 03/25/2035(1)	50,505	47,364
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB7, Class 6A1 3.86% due 11/20/2035(1)(3)	30,281	27,504
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2005-HYB3, Class 2A2A 4.13% due 06/20/2035(1)(3)	78,524	80,076
CSAIL Commercial Mtg. Trust VRS Series 2015-C2, Class XA 0.93% due 06/15/2057(3)(4)(5)	9,772,928	348,280
CSAIL Commercial Mtg. Trust VRS Series 2016-C6, Class XA 1.95% due 01/15/2049(3)(4)(5)	2,771,624	232,655
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A3 3.45% due 08/15/2048(4)	740,022	772,814
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(4)	1,448,000	1,520,246
CSAIL Commercial Mtg. Trust Series 2015-C3, Class A4 3.72% due 08/15/2048(4)	703,000	745,543
CSMC Trust VRS Series 2017-FHA1, Class A1 3.25% due 04/25/2047*(1)(3)	615,345	616,334
CSMC Trust VRS Series 2016-NXSR, Class A4 3.79% due 12/15/2049(3)(4)	1,536,000	1,639,996
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(4)	358,947	387,654
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 3.09% (1 ML+0.70%) due 06/15/2034*(4)	300,000	300,000
Deephaven Residential Mtg. Trust VRS Series 2017-2A, Class 2A 2.45% due 06/25/2047*(1)(3)	265,453	265,279
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(1)(3)	859,230	868,435
Deephaven Residential Mtg. Trust VRS Series 2018-4A, Class A1 4.08% due 10/25/2058*(1)(3)	1,004,153	1,018,716
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-RMP1, Class A2 2.55% (1 ML+0.15%) due 12/25/2036(1)	177,016	158,063
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 2.55% (1 ML+0.15%) due 03/25/2037(1)	15,162	14,202
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	140,000	140,066
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	100,000	102,427
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.12% due 07/25/2048*	752,400	774,829
Dryden Senior Loan Fund FRS Series 2017-50A, Class X 3.40% (3 ML+0.80%) due 07/15/2030*(2)	382,500	382,309
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.50% (3 ML+0.90%) due 04/15/2029*(2)	1,525,000	1,511,711
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 3.42% (12 MTA+0.92%) due 03/19/2046(1)	339,215	311,224
Eagle RE, Ltd. FRS Series 2018-1, Class M1 4.10% (1 ML+1.70%) due 11/25/2028*(1)	677,000	676,999

First Franklin Mtg. Loan Trust FRS Series 2006-FF12, Class A5 2.71% (1 ML+0.31%) due 09/25/2036	495,000	453,058
Ford Credit Auto Owner Trust Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	104,743
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	168,000	167,759
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	100,000	99,997
GMACM Mtg. Loan Trust VRS Series 2005-AR5, Class 4A1 4.07% due 09/19/2035(1)(3)	26,294	26,100
GMACM Mtg. Loan Trust VRS Series 2006-AR1, Class 1A1 4.21% due 04/19/2036(1)(3)	195,113	177,668
GreenPoint Mtg. Funding Trust FRS Series 2007-AR1, Class 3A2 2.56% (1 ML+0.16%) due 02/25/2037(1)	35,983	35,750
GreenPoint Mtg. Funding Trust FRS Series 2005-AR4, Class 3A1 3.90% (12 MTA+1.40%) due 10/25/2045(1)	162,659	140,314
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	1,285,000	1,310,974
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	155,000	178,233
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	1,225,000	1,263,070
GS Mtg. Securities Trust Series 2015-GS1, Class A3 3.73% due 11/10/2048(4)	1,307,000	1,391,132
GSAA Home Equity Trust Series 2005-7, Class AF4 5.06% due 05/25/2035(6)	365,000	381,958
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 2.45% (1 ML+0.05%) due 12/25/2046	36,863	24,553
GSAA Home Equity Trust FRS Series 2006-20, Class 1A1 2.47% (1 ML+0.07%) due 12/25/2046	74,027	37,016
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 2.48% (1 ML+0.08%) due 02/25/2037	374,321	182,828
GSAA Home Equity Trust FRS Series 2006-19, Class A1 2.49% (1 ML+0.09%) due 12/25/2036	13,209	5,945
GSAA Home Equity Trust FRS Series 2007-4, Class A1 2.50% (1 ML+0.10%) due 03/25/2037	418,023	194,986
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 2.64% (1 ML+0.24%) due 11/25/2036	93,016	51,028
GSAA Home Equity Trust FRS Series 2006-3, Class A3 2.70% (1 ML+0.30%) due 03/25/2036	18,656	13,247
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 2.72% (1 ML+0.32%) due 04/25/2047	153,409	102,234
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036(6)	101,264	47,711
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036(3)	327,029	148,832
GSR Mtg. Loan Trust FRS Series 2007-1F, Class 4A1 2.70% (1 ML+0.30%) due 01/25/2037(1)	475,363	242,236
GSR Mtg. Loan Trust VRS Series 2005-AR5, Class 2A3 4.33% due 10/25/2035(1)(3)	80,352	66,554
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 4.40% due 01/25/2036(1)(3)	8,382	8,499
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A4 4.40% due 01/25/2036(1)(3)	108,488	109,523
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 2.58% (1 ML+0.19%) due 01/19/2038(1)	10,702	10,221
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 2.63% (1 ML+0.24%) due 12/19/2036(1)	242,028	226,872
Home Re, Ltd. FRS Series 2018-1, Class M1 4.03% (1 ML + 1.60%) due 10/25/2028*(1)	710,000	708,806
Honda Auto Receivables Owner Trust Series 2019 -1, Class A3 2.83% due 03/20/2023	47,000	47,676
HSI Asset Securitization Corp. Trust FRS Series 2006-OPT3, Class 3A4 2.67% (1 ML+0.27%) due 02/25/2036	200,000	198,393

ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(4)	475,000	527,381
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 2.68% (1 ML+0.28%) due 07/25/2035(1)	5,224	4,721
IndyMac Index Mtg. Loan Trust VRS Series 2007-AR9, Class 2A1 4.06% due 04/25/2037(1)(3)	146,868	112,537
IndyMac Index Mtg. Loan Trust VRS Series 2006-AR3, Class 1A1 4.33% due 12/25/2036(1)(3)	196,357	186,540
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(4)	955,041	977,060
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(1)(3)	819,151	813,776
JP Morgan Mtg. Trust VRS Series 2006-A3, Class 3A2 4.20% due 05/25/2036(1)(3)	104,715	103,561
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(4)	290,000	306,761
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(4)	1,355,000	1,436,550
Legacy Mtg. Asset Trust Series GS1, Class A1 4.00% due 03/25/2058*(6)	1,648,723	1,663,873
Lehman XS Trust FRS Series 2006-16N, Class A4A 2.59% (1 ML+0.19%) due 11/25/2046(1)	340,225	323,614
LSTAR Securities Investment, Ltd. FRS Series 2019-4, Class A1 3.93% (1 ML + 1.50%) due 05/01/2024*(1)	1,182,889	1,191,918
LSTAR Securities Investment Trust FRS Series 2019-2A, Class A1 3.99% (1 ML+1.50%) due 04/01/2024*(1)	191,440	196,117
LSTAR Securities Investment Trust FRS Series 2019-1, Class A1 4.19% (1 ML+1.70%) due 03/01/2024*(1)	656,467	666,989
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class AR 3.85% (3 ML+1.26%) due 07/20/2026*(2)	906,161	907,197
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1R 3.58% (3 ML+1.00%) due 07/25/2026*(2)	1,780,642	1,781,972
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2R 4.08% (3 ML+1.50%) due 07/25/2026*(2)	880,000	880,449
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 3.40% (3 ML+0.80%) due 01/15/2028*(2)	1,545,000	1,527,776
MASTR Adjustable Rate Mtg. Trust VRS Series 2004-13, Class 3A7 4.66% due 11/21/2034(1)(3)	65,991	68,506
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	16,000	16,310
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A4, Class 1A 4.57% due 07/25/2035(1)(3)	180,787	144,500
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)(3)	424,566	428,567
MFRA Trust VRS Series 2017-RPL1, Class A1 2.59% due 02/25/2057*(1)(3)	313,785	313,116
MFRA Trust
Series 2017-NPL1, Class A1
3.35% due 11/25/2047*(6)	965,564	961,396
Morgan Stanley ABS Capital I, Inc. Trust FRS Series 2006-NC4, Class A2C 2.55% (1 ML+0.15%) due 06/25/2036	5,625	4,596
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.23% due 12/15/2047(3)(4)(5)	2,663,298	86,938
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(4)	500,000	500,739
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.25% due 02/15/2048(4)	791,000	820,406
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A4 3.31% due 04/15/2048(4)	1,857,000	1,934,123
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(4)	52,000	51,938
Morgan Stanley Capital I Trust VRS Series 2017-H1, Class XA 1.60% due 06/15/2050(3)(4)(5)	1,748,867	136,493

Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2033*(4)	755,000	773,760
Morgan Stanley Mtg. Loan Trust FRS Series 2006-16AX, Class 2A2 2.57% (1 ML+0.17%) due 11/25/2036	251,746	103,006
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class A 3.29% (1 ML+0.90%) due 12/15/2033*(4)	300,000	300,470
MTRO Commercial Mtg. Trust-TECH FRS Series 2019 -TECH, Class D 4.19% (1 ML+1.80%) due 12/15/2033*(4)	575,000	575,540
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 3.40% (3 ML+0.80%) due 01/15/2028*(2)	1,535,000	1,527,357
New Residential Mtg. Loan Trust FRS Series 2018-4A, Class A1S 3.15% (1 ML + 0.75%) due 01/25/2048*(1)	1,392,393	1,391,425
New Residential Mtg. Loan Trust VRS Series 2016-2A, Class A1 3.75% due 11/26/2035*(1)(3)	989,325	1,021,717
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class A1 3.75% due 11/25/2056*(1)(3)	890,072	918,957
New Residential Mtg. Loan Trust FRS Series 2017-5A, Class A1 3.90% (1 ML+1.50%) due 06/25/2057*(1)	1,221,981	1,242,522
New Residential Mtg. Loan Trust VRS Series 2018-NQM1, Class A1 3.99% due 11/25/2048*(1)(3)	1,498,989	1,528,117
New Residential Mtg. Loan Trust VRS Series 2017-1A, Class A1 4.00% due 02/25/2057*(1)(3)	1,685,096	1,753,394
New Residential Mtg. Loan Trust VRS Series 2017-2A, Class A3 4.00% due 03/25/2057*(1)(3)	1,709,707	1,785,339
New Residential Mtg. Loan Trust VRS Series 2017-3A, Class A1 4.00% due 04/25/2057*(1)(3)	1,410,049	1,467,252
New Residential Mtg. Loan Trust VRS Series 2017-4A, Class A1 4.00% due 05/25/2057*(1)(3)	1,139,694	1,190,917
New Residential Mtg. Loan Trust VRS Series 2017-6A, Class A1 4.00% due 08/27/2057*(1)(3)	1,386,523	1,439,170
New Residential Mtg. Loan Trust VRS Series 2018-5A, Class A1 4.75% due 12/25/2057*(1)(3)	1,073,255	1,126,640
Nomura Asset Acceptance Corp. Alternative Loan Trust VRS Series 2006-AF1, Class 3A1 4.56% due 06/25/2036(1)(3)	144,458	126,860
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1, Class A 3.19% due 01/25/2023*	891,129	895,502
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2, Class A 3.27% due 02/25/2023*	556,598	560,457
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1 3.00% due 06/25/2057*(6)	298,131	297,578
OBX Trust VRS Series 2018-EXP2, Class 1A1 4.00% due 11/25/2048*(1)(3)	1,494,016	1,517,289
OCP CLO, Ltd. FRS Series 2015-8A, Class A1R 3.44% (3 ML+0.85%) due 04/17/2027*(2)	1,160,000	1,158,548
OneMain Financial Issuance Trust Series 2017-1A, Class A1 2.37% due 09/14/2032*	1,910,000	1,906,260
OZLM XII, Ltd. FRS Series 2015-12A, Class A1R 3.63% (3 ML+1.05%) due 04/30/2027*(2)	2,095,000	2,091,371
OZLM, Ltd. FRS Series 2014-7RA, Class A1R 3.60% (3 ML+1.01%) due 07/17/2029*(2)	330,000	327,679
PMT Credit Risk Transfer Trust FRS Series 2019-1R, Class A 4.43% (1 ML+2.00%) due 03/27/2024*(1)	786,495	787,189
RALI Series Trust FRS Series 2006-QA3, Class A2 2.70% (1 ML+0.30%) due 04/25/2036(1)	344,379	326,150
RALI Series Trust VRS Series 2007-QH9, Class A1 3.75% due 11/25/2037(1)(3)	60,842	56,157
RALI Series Trust Series 2005-QS17, Class A9 6.00% due 12/25/2035(1)	73,335	72,163
Renaissance Home Equity Loan Trust Series 2007-1, Class AF5 5.91% due 04/25/2037(6)	339,067	159,589
Renaissance Home Equity Loan Trust Series 2006-3, Class AF5 6.12% due 11/25/2036(6)	156,077	90,565
RFMSI Series Trust VRS Series 2007-SA2, Class 2A1 4.90% due 04/25/2037(1)(3)	22,711	21,865

Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 2.49% (1 ML+0.09%) due 07/25/2036	181,845	91,894
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.71% (3 ML+1.12%) due 07/17/2026*(2)	626,954	627,171
Shackleton CLO, Ltd. FRS Series 2014-6RA, Class A 3.61% (3 ML+1.02%) due 07/17/2028*(2)	1,580,000	1,575,892
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(1)(3)	345,847	347,873
Skopos Auto Receivables Trust Series 2018-1A, Class A 3.19% due 09/15/2021*	254,358	254,481
Sofi Consumer Loan Program LLC Series 2017-3, Class A 2.77% due 05/25/2026*	128,206	128,448
Sound Point CLO, Ltd. FRS Series 2017-1A, Class A 3.98% (3 ML+1.39%) due 01/23/2029*(2)	600,000	601,081
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 2.58% (1 ML+0.18%) due 07/25/2037	42,763	39,185
Soundview Home Loan Trust FRS Series 2006-3, Class A4 2.65% (1 ML+0.25%) due 11/25/2036	290,000	271,329
SPS Servicer Advance Receivables Trust Series 2016-T2, Class AT2 2.75% due 11/15/2049*	1,050,000	1,049,989
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.49% (1 ML+0.30%) due 09/25/2034(1)(3)	21,605	20,485
Structured Asset Mtg. Investments II Trust FRS Series 2006-AR1, Class 3A1 2.63% (1 ML+0.23%) due 02/25/2036(1)	114,492	103,425
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2R 3.88% (3 ML+1.28%) due 07/14/2026*(2)	1,001,268	1,001,668
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	100,225
Thacher Park CLO, Ltd. FRS Series 2014-1A, Class AR 3.75% (3 ML+1.16%) due 10/20/2026*(2)	775,021	775,429
Towd Point Mtg. Trust VRS Series 2015-4, Class A1B 2.75% due 04/25/2055*(3)	235,794	236,171
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	653,863	657,620
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	1,700,606	1,707,349
Towd Point Mtg. Trust VRS Series 2017-2, Class A1 2.75% due 04/25/2057*(3)	461,603	462,383
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	1,312,964	1,319,008
Towd Point Mtg. Trust FRS Series 2017-5, Class A1 3.00% (1 ML+0.60%) due 02/25/2057*	1,032,747	1,029,764
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	150,000	154,034
Treman Park CLO, Ltd. FRS
Series 2015-1A, Class ARR
3.66% (3 ML+1.07%)
due 10/20/2028*(2)	1,280,000	1,281,137
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A1 3.97% due 03/25/2049*(6)	523,948	527,732
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(4)	1,195,000	1,223,482
VOLT LXII LLC Series 2017-NPL9, Class A1 3.13% due 09/25/2047*(6)	241,554	242,114
VOLT LXIV LLC Series 2017-NP11, Class 1A 3.38% due 10/25/2047*(6)	961,813	964,819
VOLT LXVI Series 2018-NPL2 Class A1 4.34% due 05/25/2048*(6)	627,019	632,656
VOLT LXX LLC Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*(6)	729,706	736,642
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*(6)	405,105	408,217
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR15, Class 2A 2.60% (COFI 11+1.50%) due 11/25/2046(1)	67,510	67,691

WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR17, Class 1A 3.30% (12 MTA+0.82%) due 12/25/2046(1)	421,917	388,720
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR13, Class 1A 3.38% (12 MTA+0.88%) due 10/25/2046(1)	168,153	157,638
WaMu Mtg. Pass-Through Certs. Trust VRS Series 2007-HY6, Class 1A1 3.74% due 06/25/2037(1)(3)	146,379	138,821
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-5, Class 1A1 3.00% (1 ML+0.60%) due 07/25/2036(1)	77,037	51,779
Washington Mutual Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 1A 3.33% (12 MTA+0.83%) due 11/25/2046(1)	131,814	122,029
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class XA 1.28% due 05/15/2048(3)(4)(5)	3,627,716	156,222
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS3, Class XA 1.29% due 09/15/2057(3)(4)(5)	9,425,780	391,594
Wells Fargo Commercial Mtg. Trust VRS Series 2015-NXS1, Class D 4.24% due 05/15/2048(3)(4)	75,000	73,022
Wells Fargo Mtg. Backed Securities Trust VRS Series 2006-AR16, Class A1 4.72% due 10/25/2036(1)(3)	84,827	84,745
Wells Fargo Mtg. Backed Securities Trust VRS Series 2005-AR16, Class 4A8 4.93% due 10/25/2035(1)(3)	575,000	590,469
Wendy’s Funding LLC Series 2018-1A, Class A2II 3.88% due 03/15/2048*	443,250	445,147
Westlake Automobile Receivables Trust Series 2017-2A, Class D 3.28% due 12/15/2022*	1,215,000	1,226,418
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 0.97% due 02/15/2044*(3)(4)(5)	455,263	4,623
Wingstop Funding LLC Series 2018-1, Class A2 4.97% due 12/05/2048*	413,963	435,066
Total Asset Backed Securities (cost $130,220,106)		132,132,499
U.S. CORPORATE BONDS & NOTES — 26.7%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	83,000	89,364
Interpublic Group of Cos., Inc. Senior Notes 5.40% due 10/01/2048	78,000	86,744
		176,108
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	267,000	279,101
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	189,000	189,937
Lockheed Martin Corp. Senior Notes 4.09% due 09/15/2052	703,000	782,166
		1,251,204
Aerospace/Defense-Equipment — 0.4%
United Technologies Corp. Senior Notes 2.80% due 05/04/2024	60,000	60,791
United Technologies Corp. Senior Notes 3.65% due 08/16/2023	2,105,000	2,204,548
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	160,000	163,102
United Technologies Corp.
Senior Notes
3.95% due 08/16/2025	785,000	846,545
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	195,000	227,400
		3,502,386
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 5.63% due 11/15/2043	72,000	79,227
Airlines — 0.1%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(8)	9,703	9,760
Delta Air Lines, Inc. Senior Notes 3.63% due 03/15/2022	450,000	457,680
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	650,000	667,277

United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	60,528	62,290
		1,197,007
Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	79,000	83,543
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,045,000	1,129,474
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	365,000	437,727
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	84,000	87,150
		1,737,894
Auto-Cars/Light Trucks — 0.7%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	306,000	309,580
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	150,000	148,453
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	287,000	286,883
Ford Motor Co. Senior Notes 4.35% due 12/08/2026	120,000	121,003
Ford Motor Co. Senior Notes 5.29% due 12/08/2046	415,000	386,017
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	314,000	309,406
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	245,000	234,232
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	280,000	285,952
General Motors Co. Senior Notes 4.00% due 04/01/2025	500,000	509,077
General Motors Co. Senior Notes 4.88% due 10/02/2023	940,000	996,874
General Motors Co. Senior Notes 5.20% due 04/01/2045	420,000	401,072
General Motors Co. Senior Notes 5.95% due 04/01/2049	265,000	277,641
General Motors Co. Senior Notes 6.25% due 10/02/2043	240,000	255,483
General Motors Co. Senior Notes 6.75% due 04/01/2046	515,000	581,238
General Motors Financial Co., Inc. Company Guar. Notes 3.70% due 05/09/2023	475,000	481,907
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	245,000	246,208
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	228,000	227,287
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	197,000	206,241
		6,264,554
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	76,000	77,520
JB Poindexter & Co., Inc.
Senior Notes
7.13% due 04/15/2026*	71,000	72,420
		149,940
Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 5.25% due 05/15/2049	101,000	99,895
Banks-Commercial — 0.3%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	512,000	555,067
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	288,000	395,882
Santander Holdings USA, Inc. Senior Notes 3.70% due 03/28/2022	660,000	676,010
SunTrust Bank Senior Notes 3.20% due 04/01/2024	392,000	404,167
SunTrust Bank Senior Notes 3.50% due 08/02/2022	137,000	140,014
Webster Financial Corp. Senior Notes 4.10% due 03/25/2029	282,000	296,671
		2,467,811
Banks-Super Regional — 0.9%
Bank of America NA Senior Notes 3.34% due 01/25/2023	250,000	256,403

Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	720,529
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	1,395,000	1,405,069
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	655,000	662,168
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	935,000	944,670
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,000,000	1,015,569
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	281,000	286,366
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	938,000	979,897
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	985,000	1,028,412
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	720,000	756,980
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	275,000	334,926
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	290,000	362,408
		8,753,397
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	150,000	154,125
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	111,000	113,061
		267,186
Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	224,000	240,069
PepsiCo., Inc. Senior Notes 2.75% due 04/30/2025	146,000	149,657
		389,726
Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 2.65% due 11/07/2022	1,285,000	1,289,373
Constellation Brands, Inc. Company Guar. Bonds 3.60% due 02/15/2028	335,000	345,969
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	385,000	419,331
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	80,000	92,671
		2,147,344
Brewery — 0.9%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	625,000	685,606
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	102,000	113,570
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	1,430,000	1,549,009
Anheuser-Busch InBev Worldwide, Inc.
Company Guar. Notes
4.60% due 04/15/2048	875,000	936,554
Anheuser-Busch InBev Worldwide, Inc.
Company Guar. Notes
4.75% due 01/23/2029	90,000	102,169
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	1,114,000	1,178,107
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,950,000	3,510,692
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	363,000	444,859
		8,520,566
Broadcast Services/Program — 0.4%
Discovery Communications LLC Company Guar. Notes 3.80% due 03/13/2024	643,000	667,349
Discovery Communications LLC Company Guar. Notes 3.95% due 06/15/2025	509,000	527,478
Discovery Communications LLC Company Guar. Notes 4.90% due 03/11/2026	550,000	602,408
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	475,000	496,170

Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	260,000	279,785
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/2040	600,000	704,584
Fox Corp. Senior Notes 5.48% due 01/25/2039*	105,000	123,906
Fox Corp. Senior Notes 5.58% due 01/25/2049*	129,000	157,839
		3,559,519
Building & Construction Products-Misc. — 0.0%
Owens Corning Senior Notes 4.30% due 07/15/2047	268,000	226,163
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	94,000	99,757
		325,920
Building & Construction-Misc. — 0.0%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	78,000	83,070
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	65,000	64,188
		147,258
Building-Heavy Construction — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	71,000	75,171
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	120,000	114,900
		190,071
Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	117,000	116,708
Cable/Satellite TV — 1.2%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	103,000	107,378
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	36,000	36,763
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	85,000	87,869
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	28,000	29,303
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 4.23% (3 ML+1.65%) due 02/01/2024	81,000	81,333
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	880,000	955,366
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	125,000	138,080
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	23,000	24,630
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	270,000	284,901
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	78,000	91,604
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,610,000	1,897,077
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	242,000	250,466
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	895,000	869,333
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	58,000	61,075
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	395,000	426,158
Comcast Corp. Company Guar. Notes 4.05% due 11/01/2052	264,000	278,392
Comcast Corp. Company Guar. Notes 4.25% due 10/15/2030	785,000	876,073

Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	541,000	619,470
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	52,000	60,903
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	290,000	353,985
Comcast Corp. Company Guar. Notes 6.40% due 05/15/2038	57,000	77,046
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	179,000	250,795
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	1,192,000	1,208,456
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	480,000	486,337
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	16,000	16,620
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	270,000	283,500
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	289,875
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	310,000	289,666
Time Warner Cable LLC Senior Sec. Notes 5.88% due 11/15/2040	125,000	135,214
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,100,000	1,270,940
		11,838,608
Casino Services — 0.0%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	110,000	120,175
Cellular Telecom — 0.2%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	521,000	565,936
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	210,000	217,875
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,195,000	1,230,850
		2,014,661
Chemicals-Diversified — 0.4%
Dow Chemical Co. Senior Notes 4.80% due 05/15/2049*	200,000	215,658
Dow Chemical Co. Senior Notes 5.55% due 11/30/2048*	127,000	151,146
DowDuPont, Inc. Senior Notes 4.21% due 11/15/2023	1,560,000	1,669,875
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	1,265,000	1,432,455
DowDuPont, Inc. Senior Notes 5.42% due 11/15/2048	114,000	138,523
		3,607,657
Chemicals-Fibers — 0.0%
Rayonier AM Products, Inc. Company Guar. Notes 5.50% due 06/01/2024*	80,000	68,400
Chemicals-Plastics — 0.0%
Neon Holdings, Inc. Senior Sec. Notes 10.13% due 04/01/2026*	66,000	65,010
Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	51,000	52,753
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	197,000	197,848
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	146,000	150,688
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	96,000	132,527
		533,816
Coal — 0.0%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	91,000	88,839
Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	16,000	14,594

Sherwin-Williams Co. Senior Notes 3.45% due 06/01/2027	530,000	545,465
		560,059
Commercial Services — 0.0%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	28,000	29,158
Commercial Services-Finance — 0.3%
IHS Markit, Ltd. Senior Notes 4.13% due 08/01/2023	2,465,000	2,562,614
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	115,000	118,277
		2,680,891
Computer Services — 0.5%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	580,000	593,384
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	135,000	135,887
International Business Machines Corp. Senior Notes 3.00% due 05/15/2024	615,000	631,589
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	1,475,000	1,529,004
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	1,475,000	1,543,702
		4,433,566
Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*	70,000	64,225
Computers — 0.2%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	153,000	155,238
Apple, Inc. Senior Notes 3.45% due 02/09/2045	160,000	159,436
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	546,690
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	132,000	162,735
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	195,000	215,121
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	65,000	72,993
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	115,000	127,428
		1,439,641
Computers-Integrated Systems — 0.0%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	106,000	93,280
Consumer Products-Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	75,000	73,688
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.50% due 01/15/2023	25,000	26,031
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	44,000	50,600
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	105,000	109,462
Silgan Holdings, Inc.
Senior Notes
4.75% due 03/15/2025	75,000	75,563
		261,656
Containers-Paper/Plastic — 0.1%
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	13,000	13,650
WRKCo, Inc. Company Guar. Notes 4.65% due 03/15/2026	1,175,000	1,278,081
		1,291,731
Cosmetics & Toiletries — 0.0%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	75,000	73,031
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	76,000	76,570
		149,601
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	455,000	496,107
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	805,000	821,648
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	158,000	166,227
		1,483,982

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	99,000	94,545
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	255,000	256,453
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	260,000	266,616
		617,614
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	125,000	125,038
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	80,000	82,280
Diversified Banking Institutions — 4.7%
Bank of America Corp. Senior Notes 2.50% due 10/21/2022	1,090,000	1,092,743
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,525,000	1,552,977
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	2,210,000	2,280,479
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	950,000	977,546
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	192,000	201,735
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	194,000	203,764
Bank of America Corp. Senior Notes 3.95% due 01/23/2049	1,000,000	1,054,542
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	865,000	927,195
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	763,021
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	114,000	120,769
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	440,000	499,728
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	694,000	885,096
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	329,000	335,528
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	100,000	103,298
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	530,000	546,623
Citigroup, Inc. FRS Senior Notes 3.63% (3 ML+1.10%) due 05/17/2024	1,940,000	1,958,340
Citigroup, Inc. Senior Notes 3.70% due 01/12/2026	1,220,000	1,284,294
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	1,950,000	2,082,750
Citigroup, Inc. Senior Notes 4.08% due 04/23/2029	1,270,000	1,364,307
Citigroup, Inc.
Sub. Notes
4.30% due 11/20/2026	770,000	817,727
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	206,000	221,945
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	93,000	107,122
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	108,000	125,659
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	335,000	379,452
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	94,000	113,151
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	88,000	108,238
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	1,405,000	1,403,599
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	2,875,000	2,898,787
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,610,000	1,625,570
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,198,000	1,237,255
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	375,000	397,905

Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	215,000	222,058
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	840,000	900,907
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	182,000	192,989
Goldman Sachs Group, Inc. Senior Notes 4.75% due 10/21/2045	370,000	425,624
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	817,907
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	654,000	855,399
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	437,000	445,997
JPMorgan Chase & Co. Senior Notes 3.22% due 03/01/2025	1,105,000	1,136,269
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,230,000	1,278,752
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,054,370
JPMorgan Chase & Co. Senior Notes 3.80% due 07/23/2024	990,000	1,038,269
JPMorgan Chase & Co. FRS Senior Notes 3.81% (3 ML+1.23%) due 10/24/2023	460,000	466,953
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	129,000	135,221
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	375,000	404,522
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	468,075
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	650,000	959,313
Morgan Stanley Senior Notes 2.50% due 04/21/2021	275,000	275,515
Morgan Stanley Senior Notes 3.13% due 07/27/2026	1,445,000	1,472,477
Morgan Stanley Senior Notes 3.59% due 07/22/2028	1,270,000	1,322,388
Morgan Stanley Senior Notes 3.63% due 01/20/2027	450,000	472,291
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	538,065
Morgan Stanley Senior Notes 3.88% due 01/27/2026	810,000	861,040
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	550,000	575,286
Morgan Stanley Senior Notes 4.00% due 07/23/2025	980,000	1,049,683
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	170,000	182,295
		45,222,810
Diversified Financial Services — 0.0%
USAA Capital Corp.
Senior Notes
2.63% due 06/01/2021*	158,000	159,324
Diversified Manufacturing Operations — 0.1%
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	127,000	133,852
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.90% due 02/21/2021	485,000	488,288
Parker-Hannifin Corp. Senior Notes 3.25% due 06/14/2029	66,000	68,455
Textron, Inc. Senior Notes 3.90% due 09/17/2029	194,000	202,302
		892,897
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	1,200,000	1,323,145
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	84,000	103,330
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	185,000	233,239
		1,659,714
E-Commerce/Services — 0.0%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	79,000	81,083
Electric-Distribution — 0.3%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	465,000	472,454

Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	152,000	165,706
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	440,000	449,681
NextEra Energy Operating Partners LP Senior Notes 4.25% due 07/15/2024*	18,000	18,113
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048	319,000	369,022
Sempra Energy Senior Notes 2.40% due 02/01/2020	750,000	749,787
Sempra Energy Senior Notes 3.40% due 02/01/2028	211,000	210,648
		2,435,411
Electric-Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	31,000	33,886
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	142,000	153,818
Vistra Operations Co. LLC Senior Sec. Notes 4.30% due 07/15/2029*	157,000	159,160
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	80,000	82,900
		429,764
Electric-Integrated — 1.4%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	65,000	70,334
Appalachian Power Co. Senior Notes 4.50% due 03/01/2049	70,000	78,617
Berkshire Hathaway Energy Co. Senior Notes 3.25% due 04/15/2028	345,000	356,397
Berkshire Hathaway Energy Co. Senior Notes 6.13% due 04/01/2036	197,000	263,602
Dominion Energy South Carolina, Inc. 1st Mtg. Notes 4.25% due 08/15/2028	420,000	467,525
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	265,000	311,275
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	265,000	288,931
DTE Energy Co. Senior Notes 1.50% due 10/01/2019	750,000	748,177
DTE Energy Co. Senior Notes 3.40% due 06/15/2029	101,000	102,774
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	85,359
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	53,053
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	65,639
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	470,000	495,825
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	785,000	766,430
Duke Energy Indiana LLC 1st Mtg. Notes 4.90% due 07/15/2043	195,000	230,307
Duke Energy Progress LLC
1st Mtg. Notes
2.80% due 05/15/2022	143,000	145,451
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	900,000	974,153
Edison International Senior Notes 5.75% due 06/15/2027	29,000	31,148
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	386,000	430,475
Evergy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	94,251
Exelon Corp. Senior Notes 2.45% due 04/15/2021	240,000	239,932
Exelon Corp. Senior Notes 2.85% due 06/15/2020	565,000	566,790
Exelon Corp. Senior Notes 3.95% due 06/15/2025	340,000	360,897
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	82,000	86,121
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	421,000	575,608
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	869,000	864,098
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	381,467

IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	740,000	766,016
Louisville Gas & Electric Co. 1st Mtg. Bonds 4.25% due 04/01/2049	216,000	242,514
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	630,000	647,703
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	170,000	183,355
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	117,000	129,068
Public Service Enterprise Group, Inc. Senior Notes 2.88% due 06/15/2024	430,000	435,540
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	37,000	40,531
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	274,000	341,863
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	74,000	74,607
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	74,000	79,214
Southern California Edison Co. 1st Mtg. Bonds 4.88% due 03/01/2049	74,000	83,205
Southern Co. Senior Notes 2.95% due 07/01/2023	655,000	664,810
Southern Co. Senior Notes 3.25% due 07/01/2026	595,000	604,274
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	32,000	31,800
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	33,000	33,825
		13,492,961
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	160,000	197,789
Electronic Components-Semiconductors — 0.9%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	73,000	72,551
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.13% due 01/15/2025	920,000	899,122
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	1,985,000	2,003,799
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	2,375,000	2,327,266
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029*	1,065,000	1,093,523
Intel Corp. Senior Notes 4.10% due 05/19/2046	160,000	175,024
Microchip Technology, Inc. Senior Sec. Notes 4.33% due 06/01/2023	865,000	901,980
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	1,230,000	1,292,688
		8,765,953
Electronic Measurement Instruments — 0.0%
Trimble, Inc.
Senior Notes
4.75% due 12/01/2024	18,000	18,925
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	269,000	288,208
		307,133
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	96,000	98,481
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	138,000	141,039
		239,520
Energy-Alternate Sources — 0.0%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	110,000	111,650
Engineering/R&D Services — 0.1%
Fluor Corp. Senior Notes 4.25% due 09/15/2028	1,235,000	1,277,232
Enterprise Software/Service — 0.1%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	119,000	123,165
Oracle Corp. Senior Notes 2.95% due 11/15/2024	130,000	133,931

Oracle Corp. Senior Notes 4.00% due 11/15/2047	450,000	483,588
		740,684
Finance-Auto Loans — 0.0%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	70,000	73,588
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	117,000	111,150
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	62,000	58,590
SLM Corp. Senior Notes 5.63% due 08/01/2033	150,000	124,875
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	125,000	136,873
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	37,000	40,538
Synchrony Financial Senior Notes 4.25% due 08/15/2024	128,000	133,213
Synchrony Financial Senior Notes 4.38% due 03/19/2024	96,000	100,525
		705,764
Finance-Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	100,000	102,940
American Express Co. Senior Notes 3.40% due 02/27/2023	435,000	450,322
American Express Co. Senior Notes 3.40% due 02/22/2024	120,000	125,193
American Express Co. Senior Notes 4.20% due 11/06/2025	96,000	104,850
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	755,000	793,461
		1,576,766
Finance-Investment Banker/Broker — 0.0%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	112,000	107,363
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(8)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(8)	99,000	10
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	83,000	84,971
		192,357
Finance-Mortgage Loan/Banker — 0.0%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	125,000	128,906
Food-Meat Products — 0.2%
NBM US Holdings, Inc. Company Guar. Notes 7.00% due 05/14/2026*	1,200,000	1,261,800
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	73,000	71,957
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	57,000	62,140
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	57,000	64,382
		1,460,279
Food-Misc./Diversified — 0.4%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	455,000	482,679
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	125,000	136,076
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	186,000	204,132
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	158,000	195,010
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	74,000	78,799
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	147,000	158,394
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,875,000	1,824,538
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	130,000	123,515
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	196,000	202,169
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	19,000	19,689

Mondelez International, Inc. Senior Notes 3.63% due 02/13/2026	180,000	189,090
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	184,000	195,375
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	65,000	67,112
		3,876,578
Food-Retail — 0.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	87,000	87,679
Kroger Co. Senior Notes 5.40% due 01/15/2049	110,000	121,874
		209,553
Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	66,000	69,300
Twin River Worldwide Holdings, Inc. Senior Notes 6.75% due 06/01/2027*	48,000	50,040
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(8)	1,320	76
		119,416
Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	97,000	117,827
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Notes 4.88% due 07/15/2027*	40,000	40,654
Hotels/Motels — 0.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	49,000	52,307
Wyndham Worldwide Corp. Senior Sec. Notes 5.40% due 04/01/2024	39,000	40,850
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	45,000	46,969
		140,126
Independent Power Producers — 0.0%
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025*	17,000	17,255
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	98,000	101,968
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	9,000	8,835
		128,058
Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	89,000	90,484
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	301,525
Marsh & McLennan Cos., Inc. Senior Notes 3.88% due 03/15/2024	615,000	652,635
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	295,000	311,272
Marsh & McLennan Cos., Inc. Senior Notes 4.38% due 03/15/2029	390,000	430,286
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	435,000	499,006
Willis North America, Inc.
Company Guar. Notes
3.60% due 05/15/2024	610,000	630,082
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	102,000	112,783
		3,028,073
Insurance-Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	151,000	126,166
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2029	37,000	40,052
Unum Group Senior Notes 4.00% due 06/15/2029	310,000	318,219
		484,437
Insurance-Multi-line — 0.0%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	117,000	139,045
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	114,000	187,012

MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	203,844
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	324,000	323,349
		714,205
Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	166,000	169,085
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	85,000	87,975
		257,060
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.20% due 08/15/2048	515,000	576,085
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	135,000	139,725
Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	88,000	90,006
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	100,000	110,250
		200,256
Investment Companies — 0.0%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	85,000	86,275
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	146,000	148,679
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	123,000	124,463
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	83,000	84,651
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	174,000	181,832
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	57,000	57,855
		448,801
Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	214,000	221,430
Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	261,000	271,609
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	128,000	128,382
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	271,000	276,451
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	177,000	185,914
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	89,000	94,109
		956,465
Machinery-General Industrial — 0.0%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	294,000	314,799
Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2028	1,230,000	1,324,777
Medical Labs & Testing Services — 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	38,000	38,665
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	207,000	211,032
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	76,000	78,651
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	204,000	201,610
		529,958
Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024	1,825,000	1,879,626
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	613,000	640,081
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	50,000	50,688
		2,570,395
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	700,000	705,326

Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	24,000	24,628
Celgene Corp. Senior Notes 3.63% due 05/15/2024	194,000	203,658
Celgene Corp. Senior Notes 4.63% due 05/15/2044	119,000	135,665
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	190,000	195,280
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	546,399
		1,810,956
Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048	60,000	63,150
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	1,060,000	1,121,563
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029*	698,000	730,765
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039*	101,000	108,920
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	131,000	136,357
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,475,000	1,567,819
		3,728,574
Medical-Generic Drugs — 0.2%
Allergan Finance LLC Company Guar. Notes 4.63% due 10/01/2042	395,000	393,944
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	702,000	688,443
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048	290,000	267,788
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	77,000	75,652
		1,425,827
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.80% due 06/15/2023	375,000	377,254
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	785,000	815,227
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	400,000	435,427
Anthem, Inc. Senior Notes 5.10% due 01/15/2044	555,000	638,048
Centene Corp. Senior Notes 4.75% due 01/15/2025	25,000	25,805
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	75,000	70,327
UnitedHealth Group, Inc. Senior Notes 2.38% due 10/15/2022	596,000	597,756
UnitedHealth Group, Inc. Senior Notes 3.70% due 12/15/2025	65,000	69,225
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	505,000	539,365
UnitedHealth Group, Inc.
Senior Notes
4.75% due 07/15/2045	494,000	585,107
		4,153,541
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	759,000	780,237
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	112,000	124,007
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2049	81,000	84,217
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	200,000	215,875
		1,204,336
Medical-Wholesale Drug Distribution — 0.0%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	75,000	77,248
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	193,000	182,378
		259,626
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	99,000	99,000

Metal-Diversified — 0.2%
Glencore Funding LLC Company Guar. Notes 4.13% due 03/12/2024*	200,000	207,644
Glencore Funding LLC Company Guar. Notes 4.88% due 03/12/2029*	1,560,000	1,643,814
		1,851,458
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	40,000	39,800
Cleveland-Cliffs, Inc. Senior Notes 5.88% due 06/01/2027*	19,000	18,478
		58,278
Multimedia — 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	128,000	122,880
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	1,140,000	1,206,015
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	642,000	628,010
		1,956,905
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 3.20% due 06/15/2026	615,000	639,762
Waste Management, Inc. Company Guar. Notes 3.45% due 06/15/2029	195,000	205,544
Waste Management, Inc. Company Guar. Notes 4.15% due 07/15/2049	126,000	137,623
		982,929
Office Supplies & Forms — 0.0%
Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	80,000	88,764
Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	115,000	117,785
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	248,000	304,902
Apache Corp. Senior Notes 4.75% due 04/15/2043	315,000	307,202
Brazos Valley Longhorn LLC Company Guar. Notes 6.88% due 02/01/2025	95,000	89,300
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	85,000	85,850
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	75,000	75,750
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	136,000	84,320
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	370,000	380,226
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	1,090,000	1,158,893
Concho Resources, Inc. Company Guar. Notes 4.30% due 08/15/2028	76,000	81,834
Concho Resources, Inc. Company Guar. Notes 4.85% due 08/15/2048	117,000	131,572
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	305,000	313,598
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	100,000	80,750
Hess Corp. Senior Notes 5.60% due 02/15/2041	80,000	86,021
Hess Corp. Senior Notes 7.13% due 03/15/2033	604,000	740,306
Hess Corp. Senior Notes 7.30% due 08/15/2031	830,000	1,018,907
Hess Corp. Senior Notes 7.88% due 10/01/2029	230,000	290,965
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	119,000	118,405
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	375,000	439,483
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,019,000	968,050
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	350,000	362,864
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	83,000	102,548
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	155,000	164,485

Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	835,000	888,200
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	75,000	71,053
		8,463,269
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 2.90% due 03/03/2024	488,000	504,096
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	94,000	85,070
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	147,000	102,165
		187,235
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028	220,000	223,609
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	341,000	357,014
		580,623
Oil-Field Services — 0.1%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	50,000	50,375
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	85,000	59,500
Nine Energy Service, Inc. Senior Notes 8.75% due 11/01/2023*	48,000	46,800
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	93,000	41,850
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	143,000	149,003
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	100,000	64,250
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	64,000	67,674
		479,452
Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	255,000	280,000
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	351,000	367,341
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	112,000	116,408
International Paper Co. Senior Notes 7.30% due 11/15/2039	115,000	149,833
		913,582
Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	128,000	130,717
Pharmacy Services — 0.8%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028*	3,565,000	3,846,155
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038*	148,000	159,497
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048*	74,000	80,463
CVS Health Corp.
Senior Notes
4.10% due 03/25/2025	765,000	806,838
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	576,000	600,868
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,110,000	1,182,282
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,140,000	1,215,713
		7,891,816
Pipelines — 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	785,000	829,205
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.88% due 03/31/2025	130,000	144,787
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	62,000	64,093
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. Company Guar. Notes 4.15% due 08/15/2026*	146,000	150,947

Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	129,000	135,227
Energy Transfer Operating LP Company Guar. Notes 4.50% due 04/15/2024	639,000	679,974
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	43,000	43,261
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	1,785,000	1,994,461
Energy Transfer Operating LP Company Guar. Notes 6.25% due 04/15/2049	225,000	266,591
Energy Transfer Partners LP Company Guar. Notes 4.20% due 09/15/2023	390,000	408,876
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	110,000	112,750
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	54,000	54,405
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	46,000	38,410
Enterprise Products Operating LLC Company Guar. Notes 3.13% due 07/31/2029	595,000	596,285
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050	148,000	151,335
EQM Midstream Partners LP Senior Notes 4.13% due 12/01/2026	287,000	277,626
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	610,000	642,108
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	74,000	71,225
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	70,000	69,475
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	80,000	83,200
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 08/15/2042	130,000	137,315
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	53,000	67,955
MPLX LP Senior Notes 4.00% due 03/15/2028	124,000	128,420
MPLX LP Senior Notes 4.13% due 03/01/2027	345,000	361,131
MPLX LP Senior Notes 4.70% due 04/15/2048	415,000	424,977
MPLX LP Senior Notes 5.20% due 03/01/2047	310,000	333,205
MPLX LP Senior Notes 5.50% due 02/15/2049	167,000	189,674
Rockies Express Pipeline LLC Senior Notes 4.95% due 07/15/2029*	116,000	120,181
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	320,000	336,869
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	55,000	54,217
SemGroup Corp./Rose Rock Finance Corp.
Company Guar. Notes
5.63% due 11/15/2023	75,000	71,625
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	93,000	89,280
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.00% due 10/01/2027	490,000	504,825
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	980,000	978,710
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	275,000	279,456
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.00% due 03/15/2028	300,000	313,117
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	1,065,000	1,129,444
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	1,125,000	1,123,212
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	660,000	667,602
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	243,000	230,615

Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	116,000	124,066
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	125,000	145,885
		14,626,022
Poultry — 0.0%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	108,000	111,915
Publishing-Books — 0.0%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*	89,000	81,435
Radio — 0.0%
Sirius XM Radio, Inc. Senior Notes 4.63% due 07/15/2024*	123,000	125,863
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	54,000	55,958
		181,821
Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 3.80% due 08/15/2029	740,000	762,793
American Tower Corp. Senior Notes 4.00% due 06/01/2025	126,000	132,861
AvalonBay Communities, Inc. Senior Notes 3.30% due 06/01/2029	96,000	99,894
Boston Properties LP Senior Notes 3.40% due 06/21/2029	70,000	71,701
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	173,000	178,148
Crown Castle International Corp. Senior Notes 5.20% due 02/15/2049	135,000	155,302
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	88,000	91,300
ERP Operating LP Senior Notes 4.15% due 12/01/2028	104,000	115,033
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	69,000	70,639
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	635,000	684,371
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	120,000	129,774
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	24,000	24,480
HCA, Inc. Senior Notes 3.50% due 07/15/2029	71,000	71,313
HCP, Inc. Senior Notes 3.25% due 07/15/2026	260,000	262,033
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	90,000	89,213
iStar, Inc. Senior Notes 5.25% due 09/15/2022	106,000	108,517
iStar, Inc. Senior Notes 6.00% due 04/01/2022	48,000	49,200
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027*	41,000	44,178
MPT Operating Partnership LP/MPT Finance Corp.
Company Guar. Notes
5.00% due 10/15/2027	105,000	108,150
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	104,000	108,259
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	96,000	98,640
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	183,000	190,305
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	100,000	101,000
		3,747,104
Real Estate Management/Services — 0.0%
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	80,000	84,649

Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	94,000	84,600
		169,249
Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	93,000	94,860
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	135,000	137,700
		232,560
Rental Auto/Equipment — 0.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	85,000	75,437
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	46,000	46,288
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	86,000	84,280
		206,005
Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	101,000	101,000
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	157,000	157,152
Lithia Motors, Inc. Company Guar. Notes 5.25% due 08/01/2025*	75,000	77,250
		234,402
Retail-Building Products — 0.2%
Lowe’s Cos., Inc. Senior Notes 3.38% due 09/15/2025	1,495,000	1,553,522
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	215,000	202,454
		1,755,976
Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	197,000	206,376
Walmart, Inc. Senior Notes 3.70% due 06/26/2028	355,000	387,398
Walmart, Inc. Senior Notes 3.95% due 06/28/2038	490,000	545,773
		1,139,547
Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 4.80% due 11/18/2044	78,000	78,362
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	363,000	375,586
Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	62,000	63,705
Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	174,000	174,305
Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	83,000	84,556
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	167,000	167,752
McDonald’s Corp.
Senior Notes
3.35% due 04/01/2023	710,000	736,921
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	88,000	96,503
McDonald’s Corp. Senior Notes 4.45% due 09/01/2048	138,000	151,326
McDonald’s Corp. Senior Notes 4.88% due 12/09/2045	95,000	109,066
		1,346,124
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	83,000	87,254
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	294,000	326,392
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	297,000	305,578
		631,970

Security Services — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	99,000	100,733
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	66,000	68,145
		168,878
Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.30% due 05/20/2047	144,000	150,746
Steel-Producers — 0.0%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	57,000	56,900
Telecommunication Equipment — 0.0%
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025*	59,000	64,015
Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 2.95% due 07/15/2026	545,000	541,191
AT&T, Inc. Senior Notes 3.80% due 02/15/2027	1,155,000	1,201,979
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	1,773,000	1,897,670
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	675,000	727,030
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	405,000	423,957
AT&T, Inc. Senior Notes 4.55% due 03/09/2049	999,000	1,019,680
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	132,000	141,071
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	391,000	421,434
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	220,000	240,469
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	190,000	210,187
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	152,000	86,260
Frontier Communications Corp. Senior Notes 8.75% due 04/15/2022	120,000	76,800
Verizon Communications, Inc. Senior Notes 3.88% due 02/08/2029	115,000	123,352
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	180,000	194,958
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	70,000	77,603
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	2,125,000	2,393,955
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	1,115,000	1,281,840
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	1,298,000	1,552,579
		12,612,015
Television — 0.1%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	45,000	48,375
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	102,000	112,200
CBS Corp. Company Guar. Notes 3.70% due 06/01/2028	193,000	196,828
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	56,000	57,050
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	44,000	44,766
		459,219
Tobacco — 0.7%
Altria Group, Inc. Company Guar. Notes 2.63% due 09/16/2026	990,000	949,604
Altria Group, Inc. Company Guar. Notes 3.80% due 02/14/2024	435,000	453,452
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	895,000	795,254
Altria Group, Inc. Company Guar. Notes 4.40% due 02/14/2026	475,000	508,274
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	1,585,000	1,780,964
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	650,000	741,908

BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	380,000	382,496
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	515,000	488,018
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	475,000	484,995
		6,584,965
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	180,000	188,190
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	228,000	241,356
GATX Corp. Senior Notes 4.70% due 04/01/2029	69,000	76,122
		317,478
Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	135,000	139,837
Transport-Rail — 0.3%
CSX Corp. Senior Notes 3.25% due 06/01/2027	945,000	975,694
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	76,000	85,146
Norfolk Southern Corp. Senior Notes 5.10% due 08/01/2118	170,000	192,841
Union Pacific Corp. Senior Notes 4.38% due 09/10/2038	1,000,000	1,107,857
		2,361,538
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	181,000	189,554
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP Senior Notes 3.45% due 07/01/2024*	535,000	551,303
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	142,000	141,865
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	214,000	224,596
		917,764
Total U.S. Corporate Bonds & Notes (cost $243,184,735)		256,317,984
FOREIGN CORPORATE BONDS & NOTES — 5.9%
Agricultural Chemicals — 0.2%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	150,000	153,624
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	205,000	221,673
Nutrien, Ltd. Senior Notes 4.90% due 06/01/2043	200,000	217,697
Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*	895,000	934,070
		1,527,064
Airport Development/Maintenance — 0.1%
International Airport Finance SA Senior Sec. Notes 12.00% due 03/15/2033*	950,000	1,054,500
Auto/Truck Parts & Equipment-Original — 0.0%
Delphi Jersey Holdings PLC
Company Guar. Notes
5.00% due 10/01/2025*	95,000	84,787
Banks-Commercial — 0.5%
AIB Group PLC Senior Notes 4.26% due 04/10/2025*	202,000	208,001
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	345,000	348,130
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	316,000	315,532
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	200,000	203,840
Danske Bank A/S Senior Notes 5.00% due 01/12/2022*	435,000	455,031
Danske Bank A/S Senior Notes 5.38% due 01/12/2024*	665,000	718,777
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	203,000	205,475
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	285,000	283,977

Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	265,000	268,191
Royal Bank of Canada Senior Notes 2.80% due 04/29/2022	980,000	995,444
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	200,000	207,064
United Overseas Bank, Ltd. Sub. Notes 3.75% due 04/15/2029*	200,000	206,263
		4,415,725
Banks-Special Purpose — 0.0%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021	298,000	296,793
Broadcast Services/Program — 0.1%
Fox Corp. Senior Notes 4.03% due 01/25/2024*	720,000	765,827
Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	241,867
Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	200,000	201,020
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	270,000	297,581
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	200,000	205,562
		704,163
Cellular Telecom — 0.3%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	200,000	205,000
Telefonica Celular del Paraguay SA Senior Notes 5.88% due 04/15/2027*	535,000	557,738
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	1,840,000	1,989,018
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	133,000	139,751
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	133,000	146,817
		3,038,324
Chemicals-Diversified — 0.1%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	37,000	38,665
SABIC Capital II BV Company Guar. Notes 4.00% due 10/10/2023*	475,000	493,406
		532,071
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 4.25% due 12/01/2024	755,000	769,357
Methanex Corp. Senior Notes 5.65% due 12/01/2044	253,000	242,995
		1,012,352
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	85,000	85,901
Containers-Paper/Plastic — 0.0%
Intertape Polymer Group, Inc. Senior Notes 7.00% due 10/15/2026*	85,000	87,869
Diversified Banking Institutions — 1.0%
Banco Santander SA
Senior Notes
3.31% due 06/27/2029	200,000	201,406
Barclays PLC Senior Notes 3.93% due 05/07/2025	890,000	905,787
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	448,000	480,673
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	151,000	152,334
HSBC Holdings PLC Senior Notes 3.03% due 11/22/2023	1,630,000	1,650,451
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	863,000	876,271
HSBC Holdings PLC Senior Notes 4.58% due 06/19/2029	440,000	481,211
JPMorgan Chase & Co. Senior Notes 3.96% due 01/29/2027	1,935,000	2,069,865
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	481,000	499,206
Mizuho Financial Group, Inc. Senior Notes 3.92% due 09/11/2024	283,000	296,340
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	200,000	204,369

Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	202,000	208,907
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	200,000	208,307
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	340,000	325,348
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	610,000	648,465
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	259,000	274,632
		9,483,572
Diversified Financial Services — 0.0%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	22,000	22,412
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	400,000	404,921
		427,333
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.80% due 03/21/2029	194,000	203,744
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 4.75% due 04/10/2027*	455,000	481,934
Anglo American Capital PLC Company Guar. Notes 4.88% due 05/14/2025*	1,170,000	1,260,728
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 5.13% due 03/15/2023*	50,000	51,688
		1,794,350
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	1,030,000	1,046,420
Alibaba Group Holding, Ltd. Senior Notes 4.00% due 12/06/2037	980,000	1,002,231
		2,048,651
Electric-Generation — 0.2%
ACWA Power Management and Investments One, Ltd. Senior Sec. Notes 5.95% due 12/15/2039*	1,499,000	1,551,465
Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	225,000	226,027
Fortis, Inc. Senior Notes 2.10% due 10/04/2021	340,000	337,091
		563,118
Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 4.30% due 06/18/2029*	169,000	174,219
Food-Meat Products — 0.0%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	20,000	20,800
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	96,000	98,760
		119,560
Insurance-Life/Health — 0.0%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	157,000	158,285
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	90,000	91,796
		250,081
Insurance-Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	359,000	362,911
Internet Application Software — 0.3%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	865,000	871,929
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	695,000	709,597
Tencent Holdings, Ltd. Senior Notes 3.98% due 04/11/2029*	1,275,000	1,332,266
		2,913,792
Machinery-Farming — 0.0%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	177,000	176,750
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	112,000	117,455
		294,205

Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000		430,304
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	190,000		194,032
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	189,000		192,193
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.40% due 09/23/2021	1,160,000		1,158,575
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	298,000		300,499
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 2.80% due 07/21/2023	750,000		648,750
			2,924,353
Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	515,000		525,822
Mylan NV Company Guar. Notes 5.25% due 06/15/2046	80,000		74,621
			600,443
Metal-Copper — 0.0%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000		187,000
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	200,000		194,750
			381,750
Metal-Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	75,000		78,094
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	310,000		352,144
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/10/2039	555,000		666,111
			1,096,349
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	57,000		49,038
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	39,000		35,997
			85,035
Oil Companies-Exploration & Production — 0.4%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	1,495,000		1,552,127
Encana Corp. Company Guar. Notes 3.90% due 11/15/2021	650,000		665,802
Medco Oak Tree Pte, Ltd. Senior Sec. Notes 7.38% due 05/14/2026*	640,000		641,879
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	123,000		123,615
Saudi Arabian Oil Co. Senior Notes 2.88% due 04/16/2024*	400,000		402,591
Tullow Oil PLC Senior Notes 7.00% due 03/01/2025*	540,000		548,775
			3,934,789
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	413,000		434,462
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	177,000		183,350
Petro-Canada Senior Notes 5.95% due 05/15/2035	77,000		95,863
YPF SA Senior Notes 16.50% due 05/09/2022*	ARS	22,904,817	328,912
			1,042,587
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.35% due 06/01/2028	530,000		565,310
Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	60,000		60,225
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	31,000		31,271
Suzano Austria GmbH Company Guar. Notes 5.00% due 01/15/2030*	1,535,000		1,556,567
Suzano Austria GmbH Company Guar. Notes 6.00% due 01/15/2029*	575,000		626,750
			2,274,813

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 4.13% due 11/15/2025*	770,000	820,005
Pipelines — 0.2%
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	490,000	509,530
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	840,000	932,496
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	345,000	378,216
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/2040	125,000	154,624
		1,974,866
Retail-Petroleum Products — 0.0%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	200,000	198,440
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	119,000	108,587
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	75,000	81,188
		189,775
Security Services — 0.0%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*	105,000	103,687
Semiconductor Components-Integrated Circuits — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 4.88% due 03/01/2024*	1,345,000	1,441,463
SupraNational Banks — 0.0%
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	184,000	196,563
Telephone-Integrated — 0.4%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	90,000	101,475
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	700,000	727,527
Telefonica Emisiones SAU Company Guar. Notes 4.90% due 03/06/2048	375,000	396,024
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	205,000	226,006
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	2,065,000	2,392,005
		3,843,037
Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	510,000	525,052
Transport-Equipment & Leasing — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	355,000	365,366
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	75,000	79,387
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	12,000	12,821
		457,574
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	99,000	135,658
Total Foreign Corporate Bonds & Notes
(cost $55,610,658)		56,825,793
U.S. GOVERNMENT AGENCIES — 24.9%
Federal Home Loan Bank — 0.1%
1.88% due 12/09/2022	1,000,000	1,002,166
Federal Home Loan Mtg. Corp. — 4.7%
1.25% due 10/02/2019	1,272,000	1,268,915
2.38% due 01/13/2022	1,097,000	1,113,207
2.50% due 01/01/2028	116,566	117,672
2.50% due 04/01/2028	385,271	388,929
2.50% due 03/01/2031	226,492	228,433
2.50% due 10/01/2032	322,339	324,936
2.50% due 11/01/2032	1,051,416	1,061,258
3.00% due 08/01/2027	255,582	261,711
3.00% due 10/01/2042	245,679	251,279
3.00% due 11/01/2042	271,571	276,417
3.00% due 02/01/2043	519,048	527,374
3.00% due 04/01/2043	291,603	296,810
3.00% due 08/01/2043	1,137,604	1,158,874
3.00% due 07/01/2045	1,003,283	1,018,288
3.00% due 10/01/2045	523,157	530,821
3.00% due 08/01/2046	624,291	632,928
3.00% due July TBA	6,000,000	6,054,727
3.50% due 01/01/2032	725,597	751,057
3.50% due 11/01/2041	261,522	271,650
3.50% due 03/01/2042	120,827	125,524
3.50% due 08/01/2042	225,860	234,638
3.50% due 09/01/2043	84,691	88,250
3.50% due 03/01/2045	752,668	777,379
3.50% due 07/01/2045	1,651,932	1,708,540
3.50% due 08/01/2045	376,230	390,138
3.50% due 10/01/2045	693,175	715,382

3.50% due 11/01/2045	873,741	902,267
3.50% due 01/01/2046	31,678	32,712
3.50% due 11/01/2047	899,131	926,251
3.50% due July TBA	13,100,000	13,401,402
4.00% due 09/01/2040	193,807	204,518
4.00% due 07/01/2044	341,622	358,015
4.00% due 10/01/2045	322,072	337,082
4.33% (6 ML+1.49%) due 02/01/2037 FRS	21,081	21,754
4.50% due 04/01/2044	67,241	71,594
4.50% due 05/01/2048	787,380	827,722
4.79% (12 ML+1.88%) due 11/01/2037 FRS	174,591	184,776
5.00% due 11/01/2043	349,590	382,384
5.00% due July TBA	2,000,000	2,115,586
5.50% due 01/01/2036	119,902	133,100
6.00% due 03/01/2040	10,087	11,445
6.25% due 07/15/2032	206,000	295,763
6.75% due 03/15/2031	100,000	145,435
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2014-K503, Class B 3.16% due 10/25/2047*(3)(4)	730,000	728,749
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K013, Class X1 0.67% due 01/25/2021(3)(4)(5)	1,981,059	14,204
Series K064, Class X1 0.74% due 03/25/2027(3)(4)(5)	5,148,987	211,624
Series K068, Class A2 3.24% due 08/25/2027(4)	1,113,000	1,178,546
Federal Home Loan Mtg. Corp. REMIC
Series 3883, Class PB 3.00% due 05/15/2041(1)	277,599	287,100
Series 4740, Class BA 3.00% due 09/15/2045(1)	441,935	451,713
Series 3820, Class DA 4.00% due 11/15/2035(1)	55,561	55,775
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.60% (1 ML+1.20%) due 08/25/2029(1)	254,960	255,804
Series 2018-HRP1, Class M2 4.05% (1 ML+1.65%) due 04/25/2043*(1)	159,111	159,769
Series 2015-DNA1, Class M2 4.25% (1 ML+1.85%) due 10/25/2027(1)	74,754	75,536
Series 2014-DN1, Class M2 4.60% (1 ML+2.20%) due 02/25/2024(1)	164,160	166,946
Series 2014-HQ2, Class M2 4.60% (1 ML+2.20%) due 09/25/2024(1)	285,884	290,384
Series 2015-HQA2, Class M2 5.20% (1 ML+2.80%) due 05/25/2028(1)	111,665	113,232
		44,916,325
Federal National Mtg. Assoc. — 15.5%
zero coupon due 10/09/2019	7,452,000	7,405,376
1.88% due 09/24/2026	837,000	828,469
2.50% due 04/01/2028	255,580	257,863
2.50% due 08/01/2031	829,082	835,734
2.50% due 01/01/2032	966,022	973,335
2.50% due July TBA	2,600,000	2,581,719
2.63% due 09/06/2024	2,025,000	2,101,390
3.00% due 10/01/2027	294,276	300,723
3.00% due 10/01/2030	355,210	362,896
3.00% due 03/01/2042	490,033	498,475
3.00% due 12/01/2042	140,871	143,298
3.00% due 05/01/2043	340,055	345,912
3.00% due 02/01/2045	290,358	294,639
3.00% due 08/01/2046	445,223	452,619
3.00% due 09/01/2046	314,068	318,185
3.00% due 12/01/2046	493,397	499,814
3.00% due 01/01/2047	209,642	212,276
3.00% due 04/01/2047	1,448,734	1,466,943
3.00% due 09/01/2048	768,919	778,558
3.00% due July TBA	48,000,000	48,438,607
3.50% due 08/01/2026	118,329	122,138
3.50% due 09/01/2026	150,476	156,461
3.50% due 08/01/2027	24,354	25,138
3.50% due 10/01/2028	53,639	55,765
3.50% due 03/01/2042	288,262	299,281
3.50% due 08/01/2042	683,237	705,839
3.50% due 07/01/2045	232,981	240,295
3.50% due 08/01/2045	557,260	576,215
3.50% due 09/01/2045	513,110	529,218
3.50% due 10/01/2045	453,679	471,051
3.50% due 11/01/2045	503,040	518,600
3.50% due 12/01/2045	736,368	759,485
3.50% due 02/01/2046	311,964	321,756
3.50% due 03/01/2046	486,116	500,579
3.50% due 07/01/2046	773,152	801,232

3.50% due 12/01/2047	3,310,501	3,414,879
3.50% due 04/01/2048	2,598,464	2,678,288
3.50% due July TBA	20,000,000	20,447,656
4.00% due 03/01/2039	629,832	656,736
4.00% due 10/01/2040	131,291	138,462
4.00% due 11/01/2040	247,493	260,953
4.00% due 10/01/2041	220,179	232,212
4.00% due 11/01/2041	197,964	208,783
4.00% due 01/01/2043	746,313	789,761
4.00% due 10/01/2044	420,777	440,432
4.00% due 02/01/2045	740,282	781,479
4.00% due 02/01/2046	49,733	52,016
4.00% due 01/01/2047	839,161	877,022
4.00% due 05/01/2047	195,274	203,830
4.00% due 07/01/2047	2,137,126	2,229,014
4.00% due 08/01/2047	396,105	412,811
4.00% due 06/01/2048	1,111,183	1,163,498
4.00% due 09/01/2048	972,328	1,011,766
4.00% due 01/01/2049	833,739	865,829
4.00% due 03/01/2049	579,840	599,159
4.00% due July TBA	10,300,000	10,645,412
4.37% (6 ML+1.54%) due 09/01/2035 FRS	154,811	160,107
4.45% (12 ML+1.57%) due 05/01/2037 FRS	32,839	34,321
4.50% due 10/01/2024	31,919	32,579
4.50% due 08/01/2045	835,765	907,408
4.50% due 06/01/2048	1,336,801	1,404,027
4.50% due 11/01/2048	1,009,632	1,054,724
4.50% due July TBA	1,300,000	1,358,437
4.57% (1 Yr USTYCR+2.22%) due 10/01/2035 FRS	162,634	171,113
4.57% (12 ML+1.82%) due 10/01/2040 FRS	36,107	37,955
4.58% (12 ML+1.66%) due 07/01/2039 FRS	117,574	123,171
4.66% (1 Yr USTYCR+2.26%) due 11/01/2036 FRS	60,862	64,271
4.67% (12 ML+1.83%) due 10/01/2040 FRS	79,596	83,351
4.71% (12 ML+1.76%) due 05/01/2040 FRS	148,828	156,551
4.75% (12 ML+1.91%) due 08/01/2035 FRS	102,845	108,581
5.00% due 05/01/2040	211,081	229,387
5.00% due 06/01/2040	19,539	21,234
5.00% due 07/01/2040	504,746	548,520
5.00% due 02/01/2045	516,884	561,269
5.50% due 12/01/2029	30,392	32,404
5.50% due 08/01/2037	120,559	133,735
5.50% due 06/01/2038	70,883	78,140
5.50% due July TBA	1,900,000	2,026,525
6.00% due 11/01/2038	7,911	8,972
6.00% due 06/01/2040	64,099	72,695
6.50% due 10/01/2037	629	717
6.63% due 11/15/2030	871,000	1,245,241
7.25% due March TBA	2,260,000	3,333,269
Fannie Mae Connecticut Avenue Securities FRS
Series 2018-C05, Class 1M1 3.12% (1 ML+0.72%) due 01/25/2031(1)	766,331	766,598
Series 2016-C07, Class 2M2 6.75% (1 ML+4.35%) due 05/25/2029(1)	937,012	1,000,076
Series 2014-C04, Class 1M2 7.30% (1 ML+4.90%) due 11/25/2024(1)	294,677	324,984
Series 2015-C04, Class 1M2 8.10% (1 ML+5.70%) due 04/25/2028(1)	145,311	161,368
Series 2016-C02, Class 1M2 8.40% (1 ML+6.00%) due 09/25/2028(1)	107,162	118,434
Federal National Mtg. Assoc. REMIC
Series 2012-21, Class PQ 2.00% due 09/25/2041(1)	241,151	240,313
Series 2012-18, Class GA 2.00% due 12/25/2041(1)	470,364	471,732
Series 2012-75, Class KC 2.50% due 12/25/2041(1)	504,148	510,496
Series 2015-48, Class QB 3.00% due 02/25/2043(1)	660,929	672,958
Series 2017-94, Class DA 3.00% due 06/25/2045(1)	125,356	126,558
Series 2017-72, Class B 3.00% due 09/25/2047(1)	607,939	619,546
Series 2017-72, Class CD 3.00% due 09/25/2047(1)	627,024	639,025
Series 2018-27, Class EA 3.00% due 05/25/2048(1)	675,581	685,228
Series 2018-35, Class CD 3.00% due 05/25/2048(1)	457,885	462,721
Series 2017-96, Class PA 3.00% due 12/25/2054(1)	683,629	702,010
Series 2012-52, Class PA 3.50% due 05/25/2042(1)	256,709	269,261
Series 2018-38, Class PC 3.50% due 03/25/2045(1)	667,408	690,248
Series 2018-77, Class PA 3.50% due 02/25/2048(1)	314,116	325,135
Series 2018-23, Class LA 3.50% due 04/25/2048(1)	567,145	602,630
Series 2019-7, Class CA 3.50% due 11/25/2057(1)	632,812	660,596
Series 2018-72, Class BA 3.50% due 07/25/2054(1)	878,672	906,920
		148,235,423

Government National Mtg. Assoc. — 4.5%
3.00% due 02/20/2045	262,352	269,549
3.00% due 05/20/2045	211,472	216,489
3.00% due 07/20/2045	47,737	48,870
3.00% due 05/20/2046	784,538	803,393
3.00% due July TBA	7,000,000	7,153,398
3.50% due 03/20/2045	174,316	180,893
3.50% due 04/20/2045	269,276	279,299
3.50% due 07/20/2045	83,419	86,439
3.50% due 03/20/2047	446,368	461,862
3.50% due July TBA	14,300,000	14,769,984
4.00% due 03/15/2039	89,031	94,603
4.00% due 04/15/2039	8,032	8,538
4.00% due 05/15/2039	35,484	37,187
4.00% due 08/15/2039	8,451	8,975
4.00% due 10/15/2039	36,280	38,532
4.00% due 03/15/2040	30,701	32,589
4.00% due 09/15/2040	26,356	27,686
4.00% due 10/15/2040	19,456	20,670
4.00% due 12/15/2040	13,687	14,418
4.00% due 01/15/2041	4,363	4,551
4.00% due 02/15/2041	6,691	7,007
4.00% due 06/15/2041	111,671	119,194
4.00% due 07/15/2041	25,657	27,244
4.00% due 08/15/2041	263,681	276,984
4.00% due 09/15/2041	55,684	59,125
4.00% due 10/15/2041	125,620	132,893
4.00% due 11/15/2041	128,645	135,555
4.00% due 12/15/2041	128,331	135,240
4.00% due 01/15/2042	26,389	27,724
4.00% due 02/15/2042	6,841	7,135
4.00% due 03/15/2042	97,199	103,200
4.00% due 04/15/2042	4,180	4,360
4.00% due 03/20/2044	119,092	125,575
4.00% due 07/20/2045	336,235	353,649
4.00% due 05/20/2048	57,291	59,505
4.00% due July TBA	6,500,000	6,738,164
4.50% due 09/15/2033	52,494	55,800
4.50% due 03/15/2039	74,845	80,666
4.50% due 05/15/2039	40,904	44,082
4.50% due 07/15/2039	23,824	25,685
4.50% due 10/15/2039	84,323	90,899
4.50% due 01/15/2040	23,917	25,728
4.50% due 02/15/2040	37,947	40,182
4.50% due 03/15/2040	21,741	22,914
4.50% due 04/15/2040	1,444	1,556
4.50% due 05/15/2040	6,144	6,605
4.50% due 07/15/2040	26,433	28,478
4.50% due 04/15/2041	10,190	10,740
4.50% due 05/15/2041	122,399	131,083
4.50% due 06/15/2041	13,335	14,333
4.50% due 07/15/2041	101,942	109,111
4.50% due 08/15/2041	52,366	56,401
4.50% due 04/20/2047	207,186	217,634
4.50% due July TBA	6,800,000	7,087,871
5.00% due 06/15/2033	1,978	2,147
5.00% due 08/15/2033	15,945	17,293
5.00% due 09/15/2033	31,374	34,043
5.00% due 10/15/2033	15,558	16,883
5.00% due 11/15/2033	3,476	3,752
5.00% due 06/15/2034	49,922	53,310
5.00% due 05/15/2035	2,648	2,772
5.00% due 09/15/2035	2,066	2,271
5.00% due 11/15/2035	87,062	91,119
5.00% due 02/15/2036	24,367	25,502
5.00% due 02/20/2036	81,269	87,397
5.00% due 05/15/2036	62,652	65,972
5.00% due 06/15/2036	18,988	19,873
5.00% due 08/15/2038	254,727	269,934
5.50% due 02/15/2032	470	500
5.50% due 03/15/2032	3,480	3,807
5.50% due 12/15/2032	1,883	2,005
5.50% due 01/15/2033	1,935	2,180
5.50% due 02/15/2033	9,988	10,841
5.50% due 03/15/2033	48,483	52,797
5.50% due 04/15/2033	40,477	44,878
5.50% due 06/15/2033	41,252	45,637
5.50% due 07/15/2033	192,862	211,260
5.50% due 08/15/2033	40,301	43,767
5.50% due 09/15/2033	7,444	7,993
5.50% due 12/15/2033	1,404	1,495
5.50% due 01/15/2034	64,567	72,762
5.50% due 02/15/2034	28,874	30,747
6.00% due 04/15/2028	72,753	81,627
6.00% due 01/15/2029	14,442	15,797
6.00% due 03/15/2029	19,482	21,310
6.00% due 11/15/2031	3,370	3,687
6.00% due 12/15/2031	3,263	3,569
6.00% due 04/15/2032	11,225	12,805
6.00% due 09/15/2032	9,234	10,533
6.00% due 10/15/2032	60,464	68,968
6.00% due 11/15/2032	15,907	18,143
6.00% due 01/15/2033	2,309	2,634
6.00% due 02/15/2033	22,055	25,086
6.00% due 03/15/2033	8,156	9,247
6.00% due 09/15/2033	13,104	14,339
6.00% due 01/15/2034	75,634	82,731
6.00% due 03/15/2034	14,230	15,566
6.00% due 05/15/2034	1,942	2,124
6.00% due 07/15/2034	3,902	4,273
6.00% due 08/15/2034	74,248	81,699
6.00% due 09/15/2034	1,818	1,996
6.00% due 11/15/2034	66,607	72,970
6.00% due 03/15/2035	40,381	44,221
6.00% due 08/15/2035	38,106	42,235
6.00% due 01/15/2036	23,229	26,066

6.00% due 02/15/2036	27,742	30,345
6.00% due 04/15/2036	42,124	46,109
6.00% due 05/15/2036	26,930	30,204
6.00% due 06/15/2036	40,309	45,417
6.00% due 07/15/2036	3,930	4,299
6.00% due 08/15/2036	45,416	51,401
6.00% due 09/15/2036	12,278	13,467
6.00% due 10/15/2036	145,754	161,196
6.00% due 11/15/2036	40,728	46,521
6.00% due 12/15/2036	10,729	11,874
6.50% due 09/15/2028	3,227	3,545
6.50% due 09/15/2031	6,529	7,173
6.50% due 10/15/2031	3,727	4,095
6.50% due 11/15/2031	1,126	1,237
6.50% due 12/15/2031	3,724	4,091
7.50% due 09/15/2030	16,281	16,512
		43,282,296
Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	577,000	726,553
Total U.S. Government Agencies (cost $235,802,200)		238,162,763
U.S. GOVERNMENT TREASURIES — 37.4%
United States Treasury Bonds — 9.5%
2.25% due 08/15/2046	2,722,000	2,571,652
2.50% due 02/15/2045	4,436,000	4,419,192
2.50% due 02/15/2046	1,638,000	1,629,426
2.50% due 05/15/2046	3,258,000	3,239,165
2.75% due 08/15/2042	439,000	460,659
2.75% due 11/15/2042	1,026,000	1,075,537
2.75% due 08/15/2047	568,000	592,806
2.75% due 11/15/2047	1,004,000	1,047,964
2.88% due 05/15/2043	1,774,000	1,897,348
2.88% due 08/15/2045	2,423,000	2,589,676
2.88% due 11/15/2046	499,000	534,027
2.88% due 05/15/2049	3,491,000	3,745,188
3.00% due 05/15/2042	875,000	958,125
3.00% due 05/15/2045	787,000	860,628
3.00% due 11/15/2045	4,773,000	5,223,452
3.00% due 02/15/2047	648,000	710,648
3.00% due 05/15/2047	3,224,000	3,530,910
3.00% due 02/15/2048	3,800,000	4,162,930
3.00% due 02/15/2049	1,789,000	1,964,825
3.13% due 02/15/2043	1,267,000	1,412,804
3.13% due 08/15/2044	11,169,000	12,460,852
3.13% due 05/15/2048	4,086,000	4,584,939
3.38% due 05/15/2044	869,000	1,009,805
3.38% due 11/15/2048	1,188,000	1,398,452
3.63% due 08/15/2043	3,158,000	3,811,928
3.63% due 02/15/2044	2,145,000	2,591,931
3.75% due 11/15/2043	55,000	67,706
3.88% due 08/15/2040	640,000	799,350
4.25% due 11/15/2040	1,100,000	1,443,277
4.38% due 11/15/2039	1,082,000	1,438,637
4.38% due 05/15/2040	953,000	1,268,830
4.50% due 02/15/2036	1,034,000	1,364,274
4.63% due 02/15/2040	1,159,000	1,591,316
4.75% due 02/15/2041	1,123,000	1,571,367
5.25% due 11/15/2028	1,045,000	1,336,416
5.25% due 02/15/2029	1,966,000	2,525,004
5.38% due 02/15/2031	1,289,000	1,731,137
6.13% due 11/15/2027	544,000	719,440
6.25% due 08/15/2023	1,613,000	1,900,442
6.38% due 08/15/2027	1,217,000	1,622,984
6.75% due 08/15/2026	377,000	499,127
7.88% due 02/15/2021	1,267,000	1,388,701
8.75% due 05/15/2020	1,035,000	1,095,766
		90,848,643
United States Treasury Notes — 27.9%
0.38% due 07/15/2027TIPS(11)(13)(17)	15,250,745	15,391,346
0.88% due 01/15/2029 TIPS(11)	2,544,878	2,678,640
1.13% due 04/30/2020	2,743,000	2,722,856
1.13% due 02/28/2021	2,872,000	2,839,578
1.13% due 07/31/2021	2,131,000	2,103,530
1.13% due 08/31/2021	3,679,000	3,630,138
1.13% due 09/30/2021	2,760,000	2,723,559
1.25% due 02/29/2020	1,266,000	1,259,373
1.25% due 10/31/2021	7,625,000	7,540,112
1.38% due 08/31/2020	2,451,000	2,435,873
1.38% due 10/31/2020	2,717,000	2,699,382
1.38% due 05/31/2021	2,443,000	2,424,678
1.50% due 07/15/2020	3,447,000	3,431,111
1.50% due 01/31/2022	12,752,000	12,680,270
1.50% due 02/28/2023	6,709,000	6,655,276
1.50% due 08/15/2026	3,171,000	3,090,362
1.63% due 08/15/2022	3,220,000	3,210,189
1.63% due 11/15/2022	4,550,000	4,534,893
1.63% due 02/15/2026	3,744,000	3,689,303
1.63% due 05/15/2026	1,404,000	1,381,843
1.75% due 10/31/2020	3,843,000	3,836,395
1.75% due 05/15/2022	6,473,000	6,477,804
1.75% due 05/15/2023	9,605,000	9,610,253
1.88% due 11/30/2021	8,203,000	8,228,955
1.88% due 03/31/2022	1,086,000	1,090,794
1.88% due 10/31/2022	3,569,000	3,586,287
1.88% due 08/31/2024	4,617,000	4,640,085
2.00% due 05/31/2021	3,075,000	3,088,213
2.00% due 11/15/2021	4,434,000	4,462,925
2.00% due 02/15/2023	7,666,000	7,738,468
2.00% due 02/15/2025	8,867,000	8,957,055
2.00% due 08/15/2025	3,825,000	3,861,606
2.00% due 11/15/2026	1,496,000	1,507,395
2.13% due 06/30/2021	4,986,000	5,021,837
2.13% due 08/15/2021	6,481,000	6,530,367
2.13% due 02/29/2024	2,824,000	2,870,552
2.13% due 03/31/2024	4,502,000	4,577,268
2.13% due 07/31/2024	4,388,000	4,462,733
2.13% due 09/30/2024	1,983,000	2,016,618
2.13% due 05/15/2025	3,749,000	3,812,264
2.25% due 07/31/2021	3,756,000	3,793,267
2.25% due 11/15/2024	3,725,000	3,811,723
2.25% due 12/31/2024	3,515,000	3,597,932
2.25% due 11/15/2025	2,574,000	2,636,037

2.25% due 08/15/2027	1,496,000		1,532,290
2.25% due 11/15/2027	3,771,000		3,860,561
2.38% due 04/30/2020	300,000		300,879
2.38% due 03/15/2022	788,000		802,036
2.38% due 08/15/2024	5,657,000		5,822,732
2.38% due 05/15/2027	4,460,000		4,611,048
2.38% due 05/15/2029	44,000		45,470
2.50% due 08/15/2023	6,555,000		6,752,930
2.50% due 01/31/2024	260,000		268,531
2.63% due 08/15/2020	922,000		929,203
2.63% due 05/15/2021	4,907,000		4,982,714
2.63% due 03/31/2025	3,886,000		4,057,682
2.63% due 02/15/2029	2,915,000		3,073,959
2.75% due 08/15/2021	1,473,000		1,503,438
2.75% due 02/15/2028	3,272,000		3,479,056
2.88% due 07/31/2025	5,045,000		5,347,306
2.88% due 05/15/2028	4,290,000		4,606,555
2.88% due 08/15/2028	2,960,000		3,180,844
3.13% due 11/15/2028	5,500,000		6,032,598
3.50% due 05/15/2020	671,000		679,623
3.63% due 02/15/2021	8,096,000		8,328,760
			267,537,360
Total U.S. Government Treasuries (cost $345,452,868)			358,386,003
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Board of Education General Obligation Bonds 6.14% due 12/01/2039	160,000		171,099
Chicago Board of Education General Obligation Bonds 6.32% due 11/01/2029	355,000		385,104
City of Chicago, IL Series B General Obligation Bonds 7.05% due 01/01/2029	245,000		271,707
City of Chicago, IL Series B General Obligation Bonds 7.38% due 01/01/2033	910,000		1,081,671
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	434,000		521,421
State of Illinois General Obligation Bonds 4.95% due 06/01/2023	781,091		817,537
State of Illinois General Obligation Bonds 5.00% due 01/01/2023	70,000		73,135
State of Illinois General Obligation Bonds 5.56% due 02/01/2021	150,000		155,678
State of Illinois 5.95% due 04/01/2022	220,000		236,526
Total Municipal Bonds & Notes (cost $3,511,114)			3,713,878
LOANS(9)(10)(12) — 1.2%
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-E 4.83% (3 ML+ 2.50%) due 05/30/2025	206,368		201,541
Applications Software — 0.0%
SS&C European Holdings SARL FRS BTL-B4 4.65% (1 ML+2.25%) due 04/16/2025	22,304		22,201
SS&C Technologies, Inc. FRS BTL-B3 4.65% (1 ML+2.25%) due 04/16/2025	32,522		32,373
SS&C Technologies, Inc. FRS BTL-B5 4.65% (1 ML+ 2.25%) due 04/16/2025	99,240		98,800
			153,374
Auto/Truck Parts & Equipment-Original — 0.0%
Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 Ml+ 3.75%) due 04/30/2026	EUR	100,000	113,686
Panther BF Aggregator 2 LP FRS BTL-B 5.90% (1 ML+ 3.50%) due 04/30/2026	115,000		113,879
			227,565
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 6.82% (3 ML+ 4.25%) due 05/06/2024	25,000		24,354
Adient US LLC FRS BTL-B 6.89% (3 ML+ 4.25%) due 05/06/2024	75,000		73,063
			97,417
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. FRS BTL-B coupon TBD due 06/19/2026	100,000		99,625
Univision Communications, Inc. FRS 1st Lien 5.15% (1 ML+2.75%) due 03/15/2024	158,056		150,350
			249,975
Building & Construction Products-Misc. — 0.0%
NCI Building Systems, Inc. FRS BTL 6.35% (3 ML+ 3.75%) due 04/12/2025	99,000		96,277

Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lein 5.15% (1 ML+2.75%) due 11/15/2023	125,000	122,695
Building-Heavy Construction — 0.1%
Brand Industrial Services, Inc. FRS BTL 6.58% (3 ML+4.25%) due 06/21/2024	1,500	1,452
Brand Industrial Services, Inc. FRS BTL 6.73% (2 ML+4.25%) due 06/21/2024	137,456	133,092
Brand Industrial Services, Inc. FRS BTL 6.84% (3 ML+4.25%) due 06/21/2024	155,044	150,122
PowerTeam Services LLC FRS BTL 5.58% (3 ML+ 3.25%) due 03/06/2025	237,095	222,869
		507,535
Cable/Satellite TV — 0.1%
Altice Financing SA FRS 1st Lien 5.14% (1 ML+ 2.75%) due 01/31/2026	98,500	93,698
CSC Holdings LLC FRS BTL-B 4.64% (1 ML+ 2.25%) due 07/17/2025	147,919	145,376
Numericable Group SA FRS BTL-B 6.08% (1 ML+ 3.69%) due 01/31/2026	98,500	95,422
Unitymedia Finance LLC FRS BTL-B 4.64% (1 ML+ 2.25%) due 09/30/2025	145,000	144,511
		479,007
Casino Hotels — 0.0%
Boyd Gaming Corp. FRS BTL-B 4.62% (1 WL+ 2.25%) due 09/15/2023	112,714	112,052
Caesars Resort Collection LLC FRS BTL-B 5.15% (1 ML+2.75%) due 12/23/2024	146,161	143,316
		255,368
Cellular Telecom — 0.1%
Sprint Communications, Inc. FRS BTL-B 4.94% (1 ML+ 2.50%) due 02/02/2024	317,688	312,525
Chemicals-Specialty — 0.0%
HB Fuller Co. FRS BTL-B 4.38% (1 ML+ 2.00%) due 10/20/2024	88,105	86,514
W.R. Grace & Co. FRS BTL-B1 4.08% (3 ML+ 1.75%) due 04/03/2025	36,566	36,429
W.R. Grace & Co. FRS BTL-B2 4.08% (3 ML+ 1.75%) due 04/03/2025	62,684	62,449
		185,392
Coal — 0.0%
Foresight Energy LLC FRS 1st Lien 8.27% (3 ML+ 5.75%) due 03/28/2022	184,254	147,587
Commercial Services — 0.1%
AVSC Holding Corp. FRS
BTL-B
5.58% (3 ML+ 3.25%)
due 03/03/2025	5,144	4,996
AVSC Holding Corp. FRS BTL-B 5.66% (1 ML+ 3.25%) due 03/03/2025	84,124	81,705
AVSC Holding Corp. FRS BTL-B 5.69% (1 ML+ 3.25%) due 03/03/2025	83,730	81,323
Brightview Landscapes LLC FRS BTL-B 4.94% (1 ML+ 2.50%) due 08/15/2025	247,872	247,253
		415,277
Commercial Services-Finance — 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 6.15% (1 ML+3.75%) due 10/01/2025	104,475	101,229
WEX, Inc. FRS BTL-B3 4.65% (1 ML+2.25%) due 05/15/2026	291,021	289,808
		391,037
Computer Services — 0.1%
Tempo Acquisition LLC FRS BTL-B 5.40% (1 ML+3.00%) due 05/01/2024	215,600	214,522
Xerox Business Services LLC FRS BTL-B 4.90% (1 ML+ 2.50%) due 12/07/2023	126,750	123,708
		338,230

Consulting Services — 0.0%
AlixPartners LLP FRS BTL 5.15% (1 ML+2.75%) due 04/04/2024	97,750	97,418
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-T 4.16% (1 ML+ 1.75%) due 01/06/2021	427,179	425,618
Berry Global, Inc. FRS BTL-U coupon TBD due 07/01/2026	100,000	99,296
Flex Acquisition Co, Inc. FRS BTL 5.44% (1 ML+ 3.00%) due 12/29/2023	97,148	92,117
Reynolds Group Holdings, Inc. FRS BTL 5.15% (1 ML+2.75%) due 02/05/2023	242,407	240,396
		857,427
Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 4.67% (1 ML+ 2.25%) due 04/07/2025	108,628	105,821
Data Processing/Management — 0.1%
Dun & Bradstreet Corp. FRS BTL 7.40% (1 ML+5.00%) due 02/06/2026	100,000	100,000
First Data Corp. FRS BTL 4.40% (1 ML+ 2.00%) due 07/08/2022	317,330	316,983
		416,983
Diagnostic Equipment — 0.0%
LifeScan Global Corp. FRS BTL-B 8.66% (3 ML+ 6.00%) due 10/01/2024	96,500	91,997
Direct Marketing — 0.0%
Acosta, Inc. FRS BTL 5.65% (1 ML+ 3.25%) due 09/26/2021	124,176	44,910
Distribution/Wholesale — 0.0%
Univar USA, Inc. FRS BTL-B3 4.65% (1 ML+2.25%) due 07/01/2024	101,838	101,484
E-Commerce/Services — 0.0%
Shutterfly, Inc. FRS BTL-B2 4.91% (1 ML+ 2.50%) due 08/17/2024	74,882	74,820
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 4.41% (1 ML+ 2.00%) due 05/29/2025	57,489	57,130
Enterprise Software/Service — 0.0%
Almonde, Inc. FRS BTL-B 5.90% (1 ML+ 3.50%) due 06/13/2024	224,051	218,090
Finance-Credit Card — 0.0%
Blackhawk Network Holdings, Inc. FRS 1st Lien 5.40% (1 ML+3.00%) due 06/15/2025	99,000	98,134
Food-Baking — 0.0%
Hostess Brands LLC FRS BTL-B 4.59% (2 ML+2.25%) due 08/03/2022	14,793	14,682
Hostess Brands LLC FRS
BTL-B
4.65% (1 ML+2.25%)
due 08/03/2022	44,381	44,048
Hostess Brands LLC FRS BTL-B 4.83% (3 ML+2.25%) due 08/03/2022	85,633	84,991
		143,721
Food-Misc./Diversified — 0.0%
Post Holdings, Inc. FRS BTL 4.40% (1 ML+ 2.00%) due 05/24/2024	124,998	124,306
Food-Retail — 0.0%
Albertson’s LLC FRS BTL-B5 5.31% (3 ML+3.00%) due 12/21/2022	97,267	97,267
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 4.40% (1 ML+ 2.00%) due 10/07/2024	157,600	156,457
Golden Entertainment, Inc. FRS 1st Lien 5.41% (1 ML+ 3.00%) due 10/21/2024	202,650	201,637
Scientific Games International, Inc. FRS BTL-B5 5.15% (1 ML+2.75%) due 08/14/2024	21,983	21,638
Scientific Games International, Inc. FRS BTL-B5 5.23% (2 ML+2.75%) due 08/14/2024	91,296	89,861
		469,593

Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 5.59% (3 ML+ 3.00%) due 04/25/2025	173,250		168,783
USI, Inc. FRS BTL 5.33% (3 ML+ 3.00%) due 05/16/2024	108,075		105,265
			274,048
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 5.40% (1 ML+ 3.00%) due 11/03/2023	290,420		289,694
Sedgwick Claims Management Services, Inc. FRS BTL 5.65% (1 ML+3.25%) due 12/31/2025	99,500		98,057
			387,751
Investment Companies — 0.0%
Blitz F18-675 GmbH FRS BTL-B1 3.75% (3 ME+ 3.75%) due 07/31/2025	EUR	144,000	164,766
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS 1st Lien 5.90% (1 ML+3.50%) due 08/01/2025	99,500		99,376
Machinery-General Industrial — 0.0%
Gardner Denver, Inc. FRS BTL-B 5.15% (1 ML+2.75%) due 07/30/2024	122,798		122,896
RBS Global, Inc. FRS BTL-B 4.40% (1 ML+ 2.00%) due 08/21/2024	84,769		84,636
			207,532
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 6.15% (1 ML+3.75%) due 10/10/2025	114,425		99,025
Jaguar Holding Co. II FRS BTL 4.90% (1 ML+2.50%) due 08/18/2022	217,258		215,900
Syneos Health, Inc. FRS BTL-B 4.40% (1 ML+ 2.00%) due 08/01/2024	146,605		145,902
			460,827
Medical-Drugs — 0.0%
Bausch Health Americas, Inc. FRS BTL 5.41% (1 ML+3.00%) due 06/02/2025	90,720		90,639
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.69% (1 ML+ 4.25%) due 04/29/2024	181,300		169,629
Medical-HMO — 0.1%
MPH Acquisition Holdings LLC FRS BTL-B 5.08% (3 ML+ 2.75%) due 06/07/2023	321,799		307,184
One Call Corp. FRS 1st Lien 7.64% (1 ML+ 5.25%) due 11/27/2022	135,007		108,344
			415,528
Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc. FRS 1st Lien 5.91% (1 ML+ 3.50%) due 12/11/2024	94,414		94,257
Motion Pictures & Services — 0.0%
Delta 2 Lux SARL FRS BTL-B3 4.90% (1 ML+2.50%) due 02/01/2024	153,800		149,827
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS Escrow Loans†(8)	587		0
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC FRS 1st Lien 8.91% (1 ML+ 6.50%) due 03/30/2023	16,667		15,833
California Resources Corp. FRS BTL 12.78% (1 ML+ 10.38%) due 12/31/2021	130,000		131,788
			147,621
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 5.15% (1 ML+2.75%) due 03/01/2024	143,625		142,348
Private Equity — 0.0%
Victory Capital Holdings, Inc. FRS BTL-B coupon TBD due 07/01/2026	100,000		100,125

Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 7.60% (3 ML+ 5.00%) due 04/16/2026	128,375		122,959
Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 7.40% (1 ML+5.00%) due 09/25/2024	122,813		117,094
Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 5.15% (1 ML+2.75%) due 04/01/2024	123,136		122,298
Security Services — 0.0%
APX Group, Inc. FRS BTL-B 7.33% (3 ML+ 5.00%) due 04/01/2024	99,136		94,551
APX Group, Inc. FRS BTL-B 9.50% (USFRBPLR+ 4.00%) due 04/01/2024	114		109
			94,660
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 5.58% (3 ML+3.00%) due 09/06/2024	113,275		99,399
Telecom Services — 0.0%
Telenet Financing USD LLC FRS BTL-AN 4.64% (1 ML+2.25%) due 08/15/2026	100,000		98,854
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 5.15% (1 ML+ 2.75%) due 01/31/2025	99,495		97,039
Television — 0.0%
Gray Television, Inc. FRS BTL-C 4.93% (1 ML+ 2.50%) due 01/02/2026	99,500		99,269
ION Media Networks, Inc. FRS BTL-B3 5.16% (1 ML+ 2.75%) due 12/18/2020	165,688		165,411
			264,680
Theaters — 0.0%
Cineworld, Ltd. FRS BTL 4.65% (1 ML+2.25%) due 02/28/2025	86,319		84,819
Transport-Rail — 0.0%
Savage Enterprises LLC FRS BTL 6.92% (1 ML+ 4.50%) due 08/01/2025	87,295		87,377
Total Loans (cost $11,583,400)			11,273,356
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	200,000		211,744
Dominican Republic Notes 6.40% due 06/05/2049*	1,110,000		1,161,349
Government of Romania Senior Notes 4.63% due 04/03/2049*	EUR	277,000	380,307
Government of Romania Senior Notes 4.63% due 04/03/2049	EUR	230,000	315,779
Government of Romania Senior Notes 6.13% due 01/22/2044	416,000		527,452
Republic of Argentina
Senior Notes
5.25% due 01/15/2028	EUR	385,000	317,270
Republic of Ghana Senior Notes 8.63% due 06/16/2049*	410,000		413,382
State of Qatar Senior Notes 4.00% due 03/14/2029*	1,670,000		1,799,425
State of Qatar Senior Notes 4.82% due 03/14/2049*	1,180,000		1,352,327
United Mexican States Senior Notes 4.50% due 04/22/2029	207,000		222,008
United Mexican States Senior Notes 4.75% due 03/08/2044	100,000		104,375
			6,805,418
Sovereign Agency — 0.0%
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	236,000		235,365
Total Foreign Government Obligations (cost $6,672,990)			7,040,783
COMMON STOCKS — 0.0%
Finance-Mortgage Loan/Banker — 0.0%
Mr. Cooper Group, Inc.†	165		1,322
Oil & Gas Drilling — 0.0%
Paragon Offshore Litigation Trust Class A†(14)	162		57
Paragon Offshore Litigation Trust Class B†(14)	81		2,227
			2,284

Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC†(8)(14)	11,973		31,489
TE Holdcorp LLC, Class A†(8)(14)	2,426		0
			31,489
Television — 0.0%
ION Media Networks, Inc.†(8)(14)	22		23,914
Total Common Stocks (cost $126,741)			59,009
PREFERRED SECURITIES — 0.0%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70% (cost $190,121)	7,606		192,660
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks-Commercial — 0.4%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027(15)	1,000,000		941,250
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(15)	EUR	200,000	253,289
Banco de Sabadell SA 6.50% due 05/18/2022(15)	EUR	400,000	453,399
CaixaBank SA 6.75% due 06/13/2024(15)	EUR	400,000	491,166
Danske Bank A/S 5.88% due 04/06/2022(15)	EUR	200,000	239,928
DNB Bank ASA 6.50% due 03/26/2022(15)	200,000		210,968
Intesa Sanpaolo SpA 7.70% due 09/17/2025*(15)	550,000		540,375
Intesa Sanpaolo SpA 7.75% due 01/11/2027(15)	EUR	200,000	255,963
Standard Chartered PLC 7.50% due 04/02/2022(15)	405,000		428,288
			3,814,626
Banks-Fiduciary — 0.0%
State Street Corp. FRS 3.41% (3 ML+1.00%) due 06/01/2077	300,000		228,000
Banks-Money Center — 0.0%
BBVA Bancomer SA 5.13% due 01/18/2033*	200,000		192,450
Banks-Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086	74,000		87,206
Diversified Banking Institutions — 0.7%
Bank of Nova Scotia 4.65% due 10/12/2022(15)	298,000		285,100
BNP Paribas SA 5.13% due 11/15/2027*(15)	285,000		270,750
BNP Paribas SA 7.38% due 08/19/2025*(15)	200,000		222,250
BNP Paribas SA 7.63% due 03/30/2021*(15)	270,000		285,862
Credit Agricole SA 8.13% due 12/23/2025*(15)	650,000		751,715
Credit Suisse Group AG 6.25% due 12/18/2024*(15)	1,210,000		1,259,912
HSBC Holdings PLC 6.00% due 05/22/2027(15)	981,000		1,003,072
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(15)	170,000		181,492
Societe Generale SA 7.38% due 09/13/2021*(15)	500,000		525,650
UBS Group AG 6.88% due 03/22/2021(15)	450,000		468,000
UBS Group AG 7.00% due 01/31/2024*(15)	200,000		212,464
UBS Group AG 7.00% due 02/19/2025(15)	450,000		492,750
UniCredit SpA 8.00% due 06/03/2024(15)	400,000		386,276
			6,345,293
Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	126,000		123,606
Electric-Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054	109,000		113,251
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII
Escrow Security
0.00%†(8)	58,000		6
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. 5.63% due 06/15/2043	148,000		156,504
Prudential Financial, Inc. 5.70% due 09/15/2048	122,000		131,084
			287,588
Pipelines — 0.1%
EnLink Midstream Partners LP 6.00% due 12/15/2022(15)	124,000		97,650
Enterprise Products Operating LLC 5.25% due 08/16/2077	96,000		91,733
TransCanada Trust 5.30% due 03/15/2077	99,000		95,079
TransCanada Trust 5.63% due 05/20/2075	73,000		72,231
			356,693
Total Preferred Securities/Capital Securities (cost $11,119,364)			11,548,719
WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Ascent Resources — Marcellus LLC(8)(14) (cost $295)	3,100		93
Total Long-Term Investment Securities (cost $1,043,474,592)			1,075,653,540
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Foreign Government Obligations — 0.1%
Government of Egypt Bills
17.26% due 11/19/2019	EGP	2,775,000	155,688
Government of Egypt Bills
19.43% due 10/15/2019	EGP	11,250,000	641,366
			797,054

Registered Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.31%(16)	1,744,311	1,744,311
Total Short-Term Investment Securities (cost $2,493,828)		2,541,365
REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(18)	3,390,000	3,390,000
Barclays Capital, Inc. Joint Repurchase Agreement(18)	2,825,000	2,825,000
BNP Paribas SA Joint Repurchase Agreement(18)	3,390,000	3,390,000
Deutsche Bank AG Joint Repurchase Agreement(18)	3,115,000	3,115,000
RBS Securities, Inc. Joint Repurchase Agreement(18)	3,745,000	3,745,000
Total Repurchase Agreements (cost $16,465,000)		16,465,000
TOTAL INVESTMENTS (cost $1,062,433,420)	114.2%	1,094,659,905
Liabilities in excess of other assets	(14.2)	(136,448,363)
NET ASSETS	100.0%	$958,211,542

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $164,284,871 representing 17.1% of net assets.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2019.
(7)	Denominated in United States dollars unless otherwise indicated.
(8)	Securities classified as Level 3 (see Note 1).
(9)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(10)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)	Principal amount of security is adjusted for inflation.
(12)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(14)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets

Common Stocks:
Ascent Resources - Marcellus LLC	03/30/2018	11,973	$36,240	$31,489	$2.63	0.00%
ION Media Networks, Inc.	03/05/2014	22	0	23,914	1087.00	0.00
Paragon Offshore Litigation Trust, Class A	07/11/2014	162	92	57	0.35	0.00
Paragon Offshore Litigation Trust, Class B	07/14/2014	81	1,377	2,227	27.49	0.00
TE Holdcorp LLC, Class A	09/18/2014	2,426	89,032	0	0.00	0.00

Warrants:
Ascent Resources - Marcellus LLC	03/30/2018	3,100	296	93	0.03	0.00
				$57,780		0.00%

(15)	Perpetual maturity - maturity date reflects the next call date.
(16)	The rate shown is the 7-day yield as of June 30, 2019.
(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(18)	See Note 2 for details of Joint Repurchase Agreements.
ARS	— Argentine Peso
BTL	— Bank Term Loan
CLO	— Collateralized Loan Obligation
DAC	— Designated Activity Company
EGP	— Egyptian Pound
EUR	— Euro Currency
REMIC	— Real Estate Mortgage Investment Conduit
TBA

—  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD

—  Senior loan purchased on a when-issued or delayed-delivery basis.  Certain details associated with this purchase are not known prior to the settlement date of the transaction.  In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on the FRS and VRS are the current interest rates at June 30, 2019 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

2 ML — 2 Month USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

12 ML — 12 Month USD LIBOR

12 MTA — 12 Month USD Treasury Average Index

1 Yr USTYCR— 1 Year US Treasury Yield Curve Rate

COFI — 11th District Cost of Funds

USFRBPLR — US Federal Reserve Bank Prime Loan Rate

Futures Contracts

Number
of			Expiration	Notional	Notional	Unrealized
Contracts	Type	Description	Month	Basis*	Value*	Appreciation
9	Long	U.S. Treasury Long Bonds	September 2019	$1,362,959	$1,400,344	$37,385
350	Long	U.S. Treasury 2 Year Notes	September 2019	75,101,755	75,312,891	211,136
						$248,521

						Unrealized
						(Depreciation)
1	Short	Euro Buxl 30 Year Bonds	September 2019	$230,604	$230,718	$(114)
200	Short	U.S. Treasury 10 Year Notes	September 2019	25,160,385	25,593,750	(433,365)
247	Short	U.S. Treasury 10 Year Ultra Bonds	September 2019	33,209,922	34,116,875	(906,953)
37	Short	U.S. Treasury Ultra Bonds	September 2019	6,381,800	6,569,813	(188,013)
						$(1,528,445)
		Net Unrealized Appreciation (Depreciation)				$(1,279,924)

* Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	USD	223,607	EUR	196,000	07/31/2019	$—	$(200)

Barclays Bank PLC	EUR	73,000	USD	83,520	09/18/2019	4	—

BNP Paribas SA	EUR	885,000	USD	1,010,862	09/18/2019	611	(2,235)
	USD	684,549	EUR	599,000	07/31/2019	—	(1,788)
						611	(4,023)
Canadian Imperial Bank of Commerce	USD	225,153	EUR	197,000	07/31/2019	—	(606)

Goldman Sachs International	EUR	2,950,000	USD	3,370,797	07/31/2019	8,289	—

UBS AG	USD	269,682	EUR	237,000	07/31/2019	458	—

Net Unrealized Appreciation (Depreciation)						$9,362	$(4,829)

EUR — Euro Currency

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/ Frequency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	4,835	12/20/2047	USD-LIBOR-BBA/Quarterly	2.75%/Semi-annually	(103,032)	(470,748)
USD	6,540	04/09/2024	USD-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(184,345)
USD	6,130	04/09/2024	USD-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(172,507)
USD	8,730	04/09/2024	USD-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(245,274)
USD	6,375	04/09/2024	USD-LIBOR-BBA/Quarterly	2.36%/Semi-annually	—	(180,426)
					$(103,032)	$(1,253,300)

Centrally Cleared Credit Default Swaps on Credit Indices —Buy Protection(1)

						Value(4)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Implied Credit Spread at June 30, 2019(2)	Notional Amount (000’s)(3)		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Markit CDX North America High Yield Index	(5.00)%	06/20/2024	0.05%	USD	1,600	$(120,881)	$850

BBA - British Bankers’ Association

LIBOR - London Interbank Offered Rate

USD - United States Dollar

(1) If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$132,132,499	$—	$132,132,499
U.S. Corporate Bonds & Notes:
Airlines	—	1,187,247	9,760	1,197,007
Finance-Investment Banker/Broker	—	192,334	23	192,357
Gambling (Non-Hotel)	—	119,340	76	119,416
Other Industries	—	254,809,204	—	254,809,204
Foreign Corporate Bonds & Notes	—	56,825,793	—	56,825,793
U.S. Government Agencies	—	238,162,763	—	238,162,763
U.S. Government Treasuries	—	358,386,003	—	358,386,003
Municipal Bond & Notes	—	3,713,878	—	3,713,878
Loans:
Oil & Gas Drilling	—	—	0	0
Other Industries	—	11,273,356	—	11,273,356
Foreign Government Obligations	—	7,040,783	—	7,040,783
Common Stocks:
Oil Companies-Exploration & Production	—	—	31,489	31,489
Television	—	—	23,914	23,914
Other Industries	1,322	2,284	—	3,606
Preferred Securities	192,660	—	—	192,660
Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	—	—	6	6
Other Industries	—	11,548,713	—	11,548,713
Warrants	—	—	93	93
Short-Term Investment Securities:
Foreign Government Obligations	—	797,054	—	797,054
Registered Investment Companies	1,744,311	—	—	1,744,311
Repurchase Agreements	—	16,465,000	—	16,465,000
Total Investments at Value	$1,938,293	$1,092,656,251	$65,361	$1,094,659,905

Other Financial Instruments:†
Futures Contracts	$248,521	$—	$—	$248,521
Forward Foreign Currency Contracts	—	9,362	—	9,362
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	850	—	850
Total Other Financial Instruments	$248,521	$10,212	$—	$258,733

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,528,445	$—	$—	$1,528,445
Forward Foreign Currency Contracts	—	4,829	—	4,829
Centrally Cleared Interest Rate Swap Contracts	—	1,253,300	—	1,253,300
Total Other Financial Instruments	$1,528,445	$1,258,129	$—	$2,786,574

*              For a detailed presentation of investments, please refer to the Portfolio of Investments.

†              Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST SA WELLINGTON REAL RETURN PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount(10)		Value (Note 1)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 38.9%
Sovereign — 38.9%
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025	AUD	3,525,069	$2,955,238
Commonwealth of Australia Senior Notes 4.00% due 08/20/2020	AUD	19,381,600	14,204,594
Federal Republic of Germany Bonds 0.10% due 04/15/2023	EUR	25,511,715	30,548,613
Government of Canada Bonds 2.00% due 12/01/2041	CAD	12,966,097	13,347,095
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,567,431	12,231,169
Government of France Bonds 0.10% due 03/01/2025	EUR	5,007,064	6,079,589
Government of France Bonds 0.25% due 07/25/2024	EUR	14,989,731	18,399,889
Government of France Bonds 1.10% due 07/25/2022	EUR	16,512,941	20,245,293
Government of France Bonds 1.30% due 07/25/2019	EUR	11,533,595	13,134,997
Government of France Bonds 2.10% due 07/25/2023	EUR	6,809,528	8,834,276
Government of Japan Senior Notes 0.10% due 03/10/2025	JPY	472,803,300	4,524,055
Government of Japan Senior Notes 0.10% due 03/10/2027	JPY	2,093,311,968	20,229,647
Government of Japan Senior Notes 0.10% due 03/10/2028	JPY	363,574,800	3,518,594
Government of New Zealand Senior Notes 2.00% due 09/20/2025	NZD	2,508,153	1,840,353
Kingdom of Spain Senior Notes 0.55% due 11/30/2019*	EUR	8,365,166	9,560,105
Republic of Italy Senior Notes 2.35% due 09/15/2024*	EUR	18,159,954	22,242,066
Republic of Italy Senior Notes 2.60% due 09/15/2023*	EUR	8,837,810	10,889,410
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/2024	GBP	9,269,676	13,361,340
United Kingdom Gilt Treasury Notes 0.13% due 03/22/2026	GBP	5,557,969	8,425,370
United Kingdom Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	8,510,164	12,581,961
United Kingdom Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	12,679,143	16,688,784
United Kingdom Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	10,498,981	16,891,981
Total Foreign Government Obligations (cost $291,858,699)			280,734,419
U.S. GOVERNMENT AGENCIES — 12.6%
Federal Home Loan Mtg. Corp. — 0.4%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-HQA1, Class M2
4.70% (1 ML+2.30%)
due 09/25/2030(2)	3,000,000		3,010,813
Federal National Mtg. Assoc. — 12.2%
3.50% due July TBA	67,100,000		68,601,887
Fannie Mae Connecticut Avenue Securities FRS
Series 2018-C03, Class 1M2 4.55% (1 ML+2.15%) due 10/25/2030(2)	3,715,000		3,739,865
Series 2018-C02, Class 2M2 4.60% (1 ML+2.20%) due 08/25/2030(2)	3,700,000		3,714,918
Series 2018-C01, Class 1M2 4.65% (1 ML+2.25%) due 07/25/2030(2)	3,500,000		3,537,008
Series 2018-C05, Class 1M2 4.75% (1 ML+2.35%) due 01/25/2031(2)	3,690,000		3,722,784
Series 2018-R07, Class 1M2 4.80% (1 ML+2.40%) due 04/25/2031*(2)	750,000		759,000
Series 2018-C04, Class 2M2 4.95% (1 ML+2.55%) due 12/25/2030(2)	3,500,000		3,554,375
			87,629,837
Total U.S. Government Agencies (cost $90,644,935)			90,640,650
U.S. GOVERNMENT TREASURIES(1) — 44.4%
United States Treasury Bonds — 14.9%
0.75% due 02/15/2045 TIPS	1,692,631		1,674,300
2.38% due 01/15/2025 TIPS(11)	48,657,666		54,367,856
2.50% due 01/15/2029 TIPS	42,684,713		51,345,709
			107,387,865
United States Treasury Notes — 29.5%
0.13% due 07/15/2026 TIPS	29,952,352		29,747,730
0.25% due 01/15/2025 TIPS	12,279,297		12,292,749
0.38% due 07/15/2025 TIPS	41,437,573		41,889,897
0.38% due 07/15/2027 TIPS	13,531,498		13,656,249
0.50% due 01/15/2028 TIPS	32,975,648		33,511,959

1

0.63% due 01/15/2026 TIPS	39,616,203		40,567,389
0.75% due 07/15/2028 TIPS	36,826,537		38,367,784
0.88% due 01/15/2029 TIPS	2,246,374		2,364,446
			212,398,203
Total U.S. Government Treasuries (cost $312,877,822)			319,786,068
ASSET BACKED SECURITIES — 5.8%
Diversified Financial Services — 5.8%
Atlas Senior Loan Fund, Ltd. FRS Series 2018-9A, Class A 3.46% (3 ML+0.87%) due 04/20/2028*(3)	3,700,000		3,681,789
Atrium XIII FRS Series 13A, Class A1 3.77% (3 ML+1.18%) due 11/21/2030*(3)	3,700,000		3,693,199
Bear Stearns ARM Trust VRS Series 2005-6, Class 3A1 4.58% due 08/25/2035(2)(12)	1,434,520		1,439,103
BlueMountain CLO, Ltd. FRS Series 2013-2A, Class A1R 3.77% (3 ML+1.18%) due 10/22/2030*(3)	3,700,000		3,693,181
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-4A, Class A1RR 3.60% (3 ML+1.00%) due 01/15/2031*(3)	2,000,000		1,980,256
CSMC Trust VRS Series 2018-RPL8, Class A1 4.13% due 07/25/2058*(12)	1,423,081		1,441,841
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 3.50% (3 ML+0.90%) due 04/15/2029*(3)	3,700,000		3,667,758
Dryden Senior Loan Fund FRS Series 2015-41A, Class AR 3.57% (3 ML+0.97%) due 04/15/2031*(3)	2,045,000		2,021,278
Dryden Senior Loan Fund FRS Series 2015-37A, Class AR 3.70% (3 ML+1.10%) due 01/15/2031*(3)	2,500,000		2,487,813
LCM XX LP FRS Series -20A, Class AR 3.63% (3 ML+1.04%) due 10/20/2027*(3)	1,625,000		1,628,218
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 3.40% (3 ML+0.80%) due 01/15/2028*(3)	2,000,000		1,977,704
Neuberger Berman CLO XIX, Ltd. FRS Series 2015-19A, Class A1R2 3.40% (3 ML+0.80%) due 07/15/2027*(3)	2,500,000		2,490,802
Pretium Mtg. Credit Partners LLC Series 2018-NPL4, Class A1 4.83% due 09/25/2058*(4)	930,451		941,536
PRPM LLC VRS Series 2018-3A, Class A1 4.48% due 10/25/2023*(12)	2,139,816		2,171,987
Venture CLO, Ltd. FRS Series 2017-29A, Class A 3.80% (3 ML+1.28%) due 09/07/2030*(3)	1,110,000		1,113,062
VOLT LXX LLC Series 2018-NPL6, Class A1A 4.11% due 09/25/2048*	1,077,590		1,087,831
VOLT LXXI LLC Series 2018-NPL7, Class A1A 3.97% due 09/25/2048*	595,193		599,765
VOLT LXXII LLC Series 2018-NPL8, Class A1A 4.21% due 10/26/2048*	2,275,674		2,289,959
VOLT LXXIII LLC Series 2018-NPL9, Class A1A 4.46% due 10/25/2048*	2,090,571		2,110,110
VOLT LXXIV LLC Series 2018-NP10, Class A1A 4.58% due 11/25/2048*	1,289,043		1,308,361
Total Asset Backed Securities
(cost $41,804,821)			41,825,553
LOANS(5)(6)(7) — 4.9%
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-F 4.83% (3 ML+ 2.50%) due 06/09/2023	297,739		292,063
Airlines — 0.1%
American Airlines, Inc. FRS BTL 4.41% (1 ML+ 2.00%) due 10/10/2021	890,722		887,505
Applications Software — 0.1%
SS&C Technologies, Inc. FRS BTL-B5 4.65% (1 ML+ 2.25%) due 04/16/2025	640,100		637,256
Auto Repair Centers — 0.0%
Belron Finance US LLC FRS BTL-B 5.04% (3 ML+ 2.50%) due 11/13/2025	189,050		188,814
Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP FRS BTL-B 3.75% (1 ME+ 3.75%) due 04/30/2026	EUR	250,000	284,216

2

Panther BF Aggregator 2 LP FRS BTL-B 5.90% (1 ML+ 3.50%) due 04/30/2026	325,000		321,831
			606,047
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC FRS BTL-B 6.82% (3 ML+ 4.25%) due 05/06/2024	38,750		37,749
Adient US LLC FRS BTL-B 6.89% (3 ML+ 4.25%) due 05/06/2024	116,250		113,247
			150,996
Broadcast Services/Program — 0.1%
NEP Group, Inc. FRS BTL 5.65% (1 ML+ 3.25%) due 10/20/2025	109,450		109,245
Nexstar Broadcasting, Inc. FRS BTL-B3 4.65% (1 ML+ 2.25%) due 01/17/2024	85,235		84,648
Nexstar Broadcasting, Inc. FRS BTL-B coupon TBD due 06/19/2026	195,000		194,269
			388,162
Building & Construction Products-Misc. — 0.1%
NCI Building Systems, Inc. FRS BTL 6.35% (3 ML+ 3.75%) due 04/12/2025	903,158		878,321
Building Products-Cement — 0.0%
Quikrete Holdings, Inc. FRS 1st Lien 5.15% (1 ML+ 2.75%) due 11/15/2023	150,000		147,234
Building-Heavy Construction — 0.0%
PowerTeam Services LLC FRS BTL 5.58% (3 ML+ 3.25%) due 03/06/2025	300,000		282,000
Building-Maintenance & Services — 0.1%
Allied Universal Holdco LLC FRS 1st Lien 6.65% (1 ML+ 4.25%) due 07/28/2022	348,250		347,488
Allied Universal Holdco LLC FRS BTL-B coupon TBD due 06/26/2026	120,632		120,280
Allied Universal Holdco LLC FRS Delayed Draw coupon TBD due 06/26/2026	11,944		11,909
			479,677
Cable/Satellite TV — 0.2%
CSC Holdings LLC FRS BTL 4.64% (1 ML+ 2.25%) due 01/15/2026	623,438		613,567
Numericable Group SA FRS BTL-B2 6.08% (1 ML+ 3.69%) due 01/31/2026	198,990		192,771
Unitymedia Finance LLC FRS BTL-B 4.64% (1 ML+ 2.25%) due 09/30/2025	400,000		398,650
			1,204,988
Casino Hotels — 0.2%
Boyd Gaming Corp. FRS
BTL-B
4.62% (1 WL+ 2.25%)
due 09/15/2023	356,677		354,581
Caesars Resort Collection LLC FRS
BTL-B
5.15% (1 ML+ 2.75%)
due 12/23/2024	347,355		340,595
Wynn Resorts, Ltd. FRS BTL-B 4.69% (1 ML+ 2.25%) due 10/30/2024	598,500		592,889
			1,288,065
Cellular Telecom — 0.1%
Sprint Communications, Inc. FRS BTL-B 4.94% (1 ML+ 2.50%) due 02/02/2024	248,096		244,065
Sprint Communications, Inc. FRS BTL-B 5.44% (1 ML+ 3.00%) due 02/02/2024	149,250		147,695
			391,760
Chemicals-Specialty — 0.1%
Element Solutions, Inc. FRS BTL 4.65% (1 ML+ 2.25%) due 01/30/2026	169,150		168,516
HB Fuller Co. FRS BTL-B 4.38% (1 ML+ 2.00%) due 10/20/2024	250,532		246,008
Starfruit Finco BV FRS BTL-B 3.75% (3 ME + 3.75%) due 10/01/2025	EUR	100,000	114,065

3

Starfruit US HoldCo. LLC FRS BTL-B 5.67% (1 ML +3.25%) due 10/01/2025	129,675	127,433
		656,022
Commercial Services — 0.0%
Brightview Landscapes LLC FRS BTL-B 4.94% (1 ML+ 2.50%) due 08/15/2025	174,121	173,685
Commercial Services-Finance — 0.2%
EVO Payments International LLC FRS BTL 5.66% (1 ML+ 3.25%) due 12/22/2023	198,992	198,246
Financial & Risk US Holdings, Inc. FRS BTL 6.15% (1 ML+ 3.75%) due 10/01/2025	313,425	303,686
Global Payments, Inc. FRS BTL-B4 4.15% (1 ML+ 1.75%) due 10/17/2025	552,225	551,017
WEX, Inc. FRS BTL-B3 4.65% (1 ML+ 2.25%) due 05/15/2026	347,339	345,892
		1,398,841
Computer Services — 0.1%
Science Applications International Corp. FRS BTL-B 4.15% (1 ML+ 1.75%) due 10/31/2025	378,100	375,399
Tempo Acquisition LLC FRS BTL-B 5.40% (1 ML +3.00%) due 05/01/2024	148,861	148,117
		523,516
Consulting Services — 0.1%
AlixPartners LLP FRS BTL 5.15% (1 ML+ 2.75%) due 04/04/2024	397,459	396,111
Containers-Metal/Glass — 0.0%
Berlin Packaging LLC FRS 1st Lien 5.33% (3 ML+3.00%) due 11/07/2025	4,145	4,021
Berlin Packaging LLC FRS 1st Lien 5.41% (1 ML+3.00%) due 11/07/2025	30,752	29,829
Berlin Packaging LLC FRS 1st Lien 5.44% (1 ML+3.00%) due 11/07/2025	163,599	158,691
		192,541
Containers-Paper/Plastic — 0.1%
Berry Global, Inc. FRS BTL-Q 4.41% (1 ML+ 2.00%) due 10/01/2022	175,000	173,670
Berry Global, Inc. FRS BTL-U coupon TBD due 07/01/2026	200,000	198,591
Flex Acquisition Co, Inc. FRS BTL 5.44% (1 ML+ 3.00%) due 12/29/2023	296,636	281,275
Reynolds Group Holdings, Inc. FRS BTL 5.15% (1 ML+ 2.75%) due 02/05/2023	198,473	196,827
		850,363
Data Processing/Management — 0.2%
Dun & Bradstreet Corp. FRS
BTL
7.40% (1 ML+ 5.00%)
due 02/06/2026	100,000	100,000
Evertec Group LLC FRS BTL-B 5.90% (1 ML+ 3.50%) due 11/27/2024	348,250	349,121
First Data Corp. FRS BTL 4.40% (1 ML+ 2.00%) due 07/08/2022	149,870	149,706
First Data Corp. FRS BTL 4.40% (1 ML+ 2.00%) due 04/26/2024	450,000	449,499
		1,048,326
Diagnostic Equipment — 0.0%
Avantor, Inc. FRS BTL 5.40% (1 ML+ 3.00%) due 11/21/2024	80,996	81,046
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. FRS BTL-B2 4.40% (1 ML+ 2.00%) due 10/31/2023	273,601	269,411
HD Supply, Inc. FRS BTL-B5 4.15% (1 ML+ 1.75%) due 10/17/2023	195,983	195,668

4

Univar USA, Inc. FRS BTL-B 4.90% (1 ML+ 2.50%) due 07/01/2024	81,679	81,495
		546,574
E-Commerce/Services — 0.1%
Go Daddy Operating Co. LLC FRS BTL-B 4.40% (1 ML+ 2.00%) due 02/15/2024	112,613	112,613
Shutterfly, Inc. FRS BTL-B2 4.91% (1 ML+ 2.50%) due 08/17/2024	187,675	187,519
		300,132
Electronic Components-Semiconductors — 0.0%
Microchip Technology, Inc. FRS BTL-B 4.41% (1 ML+ 2.00%) due 05/29/2025	238,390	236,900
Electronic Security Devices — 0.1%
Resideo Funding, Inc. FRS BTL 4.33% (3 ML+ 2.00%) due 10/24/2025	298,500	298,002
Enterprise Software/Service — 0.0%
MA FinanceCo. LLC FRS BTL-B 4.90% (1 ML+ 2.50%) due 06/21/2024	24,851	24,323
Seattle SpinCo, Inc. FRS BTL-B3 4.90% (1 ML+ 2.50%) due 06/21/2024	167,821	164,255
Ultimate Software Group, Inc. FRS BTL-B 6.08% (3 ML+ 3.75%) due 05/04/2026	100,000	100,100
		288,678
Finance-Credit Card — 0.1%
Blackhawk Network Holdings, Inc. FRS 1st Lien 5.40% (1 ML+ 3.00%) due 06/15/2025	298,492	295,881
Food-Baking — 0.1%
Hostess Brands LLC FRS BTL-B 4.60% (2 ML+ 2.25%) due 08/03/2022	30,416	30,188
Hostess Brands LLC FRS BTL-B 4.65% (1 ML+ 2.25%) due 08/03/2022	91,249	90,564
Hostess Brands LLC FRS BTL-B 4.83% (3 ML+ 2.25%) due 08/03/2022	176,068	174,748
		295,500
Food-Catering — 0.1%
8th Avenue Food & Provisions, Inc. FRS BTL 6.17% (1 ML+ 3.75%) due 10/01/2025	149,250	149,001
Aramark Services, Inc. FRS BTL-B1 4.08% (3 ML+ 1.75%) due 03/11/2025	375,000	373,516
		522,517
Food-Misc./Diversified — 0.0%
Post Holdings, Inc. FRS BTL 4.40% (1 ML+ 2.00%) due 05/24/2024	275,000	273,478
Food-Wholesale/Distribution — 0.1%
US Foods, Inc. FRS BTL-B 4.40% (1 ML+ 2.00%) due 06/27/2023	347,315	344,772
Gambling (Non-Hotel) — 0.1%
CEOC LLC FRS BTL-B 4.40% (1 ML+ 2.00%) due 10/07/2024	496,222	492,624
Golden Entertainment, Inc. FRS 1st Lien 5.41% (1 ML+ 3.00%) due 10/21/2024	97,229	96,743
		589,367
Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC FRS BTL-B2 4.15% (1 ML+ 1.75%) due 06/22/2026	136,839	136,839
Industrial Gases — 0.0%
Messer Industries USA, Inc. FRS BTL 4.83% (3 ML+ 2.50%) due 03/01/2026	219,450	216,090
Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL-B 5.59% (3 ML+ 3.00%) due 04/25/2025	272,932	265,896
USI, Inc. FRS BTL 5.33% (3 ML+ 3.00%) due 05/16/2024	273,608	266,494
		532,390

5

Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B4 5.40% (1 ML+ 3.00%) due 08/04/2022	181,241		180,742
Asurion LLC FRS 2nd Lien 8.90% (1 ML+ 6.50%) due 08/04/2025	300,000		303,875
Sedgwick Claims Management Services, Inc. FRS BTL 5.65% (1 ML+ 3.25%) due 12/31/2025	532,325		524,607
			1,009,224
Investment Companies — 0.0%
AI Alpine US Bidco GmbH FRS BTL-B 5.64% (1 ML+ 3.25%) due 10/31/2025	164,175		161,302
Messer Industries GmbH FRS BTL-B 2.75% (3 ME+ 2.75%) due 03/02/2026	EUR	100,000	113,497
			274,799
Investment Management/Advisor Services — 0.0%
NFP Corp. FRS BTL-B 5.40% (1 ML+ 3.00%) due 01/08/2024	129,008		125,161
Leisure Products — 0.0%
Hayward Industries, Inc. FRS 1st Lien 5.90% (1 ML+ 3.50%) due 08/05/2024	143,902		140,799
Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS 1st Lien coupon TBD due 08/01/2025	100,000		99,875
Machinery-General Industrial — 0.0%
Altra Industrial Motion Corp. FRS BTL-B 4.40% (1 ML+ 2.00%) due 10/01/2025	232,201		227,703
Machinery-Pumps — 0.1%
NN, Inc. FRS BTL-B 6.15% (1 ML+ 3.75%) due 10/19/2022	371,969		365,769
Medical Information Systems — 0.0%
Quintiles IMS, Inc. FRS BTL-B 4.33% (3 ML+ 2.00%) due 03/07/2024	200,000		199,500
Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 6.15% (1 ML+ 3.75%) due 10/10/2025	686,550		594,152
Syneos Health, Inc. FRS BTL-B 4.40% (1 ML+ 2.00%) due 08/01/2024	240,139		238,988
			833,140
Medical Products — 0.0%
Agiliti Health, Inc. FRS BTL-B 5.50% (1 ML+ 3.00%) due 01/04/2026	125,000		124,844
Medical-Drugs — 0.1%
Bausch Health Americas, Inc. FRS BTL 5.16% (1 ML+ 2.75%) due 11/27/2025	806,250		801,211
Medical-Generic Drugs — 0.0%
Endo Luxembourg Finance Co. I SARL FRS BTL-B 6.69% (1 ML+ 4.25%) due 04/29/2024	173,671		162,491
Medical-Hospitals — 0.1%
Surgery Center Holdings, Inc. FRS BTL 5.66% (1 ML+ 3.25%) due 09/02/2024	342,386		329,832
Universal Health Services, Inc. FRS BTL-B 4.15% (1 ML+ 1.75%) due 10/31/2025	552,225		552,225
			882,057
Metal Processors & Fabrication — 0.0%
CIRCOR International, Inc. FRS 1st Lien 5.91% (1 ML+ 3.50%) due 12/11/2024	286,103		285,626
Motion Pictures & Services — 0.1%
Delta 2 Lux SARL FRS BTL-B3 4.90% (1 ML+ 2.50%) due 02/01/2024	750,000		730,625
Pharmacy Services — 0.0%
Change Healthcare Holdings LLC FRS BTL 5.15% (1 ML+ 2.75%) due 03/01/2024	99,481		98,596
Pipelines — 0.2%
BCP Raptor II LLC FRS BTL 7.15% (1 ML+ 4.75%) due 11/03/2025	335,000		318,669
BCP Renaissance Parent LLC FRS BTL-B 6.08% (3 ML+ 3.50%) due 10/31/2024	173,684		172,878

6

Blackstone CQP Holdco LP FRS BTL-B coupon TBD due 06/07/2024	125,000		125,156
Grizzly Acquisitions, Inc. FRS BTL-B 5.85% (3 ML+ 3.25%) due 10/01/2025	233,238		232,779
Lower Cadence Holdings LLC FRS BTL-B 6.40% (1 ML+ 4.00%) due 05/22/2026	100,000		99,625
Medallion Midland Acquisition LLC FRS BTL 5.65% (1 ML+ 3.25%) due 10/30/2024	148,867		144,447
Traverse Midstream Partners LLC FRS BTL 6.59% (3 ML+ 4.00%) due 09/27/2024	99,250		97,885
			1,191,439
Printing-Commercial — 0.0%
Quad/Graphics, Inc. FRS BTL-B 7.41% (1 ML+ 5.00%) due 02/02/2026	223,594		222,476
Private Equity — 0.0%
Victory Capital Holdings, Inc. FRS BTL-B coupon TBD due 07/01/2026	105,000		105,131
Protection/Safety — 0.1%
Verisure Holdings AB FRS BTL-B 3.50% (3 ME+ 3.50%) due 10/21/2022	EUR	340,000	386,829
Publishing-Books — 0.0%
Houghton Mifflin Harcourt Publishers, Inc. FRS BTL 5.40% (1 ML+ 3.00%) due 05/28/2021	99,740		93,881
Racetracks — 0.0%
Penn National Gaming, Inc. FRS BTL-B1 4.65% (1 ML+ 2.25%) due 10/15/2025	223,875		222,868
Real Estate Investment Trusts — 0.0%
VICI Properties 1 LLC FRS BTL 4.40% (1 ML+ 2.00%) due 12/20/2024	150,000		148,188
Rental Auto/Equipment — 0.2%
United Rentals North America, Inc. FRS BTL 4.15% (1 ML+ 1.75%) due 10/31/2025	1,379,575		1,378,098
Research & Development — 0.1%
PAREXEL International Corp. FRS BTL 5.15% (1 ML+ 2.75%) due 09/27/2024	470,566		450,126
Retail-Auto Parts — 0.0%
Harbor Freight Tools USA, Inc. FRS BTL 4.90% (1 ML+ 2.50%) due 08/18/2023	125,000		121,537
Retail-Building Products — 0.0%
Beacon Roofing Supply, Inc. FRS BTL-B 4.66% (1 ML+ 2.25%) due 01/02/2025	272,927		269,391
Retail-Office Supplies — 0.0%
Staples, Inc. FRS BTL 7.60% (3 ML+ 5.00%) due 04/16/2026	200,000		191,562
Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 5.64% (1 ML+ 3.25%) due 02/05/2025	292,776		289,177
Restaurant Brands International FRS
BTL-B3
4.65% (1 ML+ 2.25%)
due 02/16/2024	298,473		296,235
			585,412
Retail-Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL 7.40% (1 ML+ 5.00%) due 09/25/2024	734,394		700,199
Semiconductor Equipment — 0.1%
Cabot Microelectronics Corp. FRS BTL-B 4.69% (1 ML+ 2.25%) due 11/14/2025	410,002		409,489
Entegris, Inc. FRS BTL-B 4.40% (1 ML+ 2.00%) due 11/06/2025	522,375		522,049
			931,538
Soap & Cleaning Preparation — 0.0%
Diamond BC BV FRS BTL 5.58% (3 ML+ 3.00%) due 09/06/2024	198,489		174,174

7

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp. FRS BTL-B 4.38% (1 ML+ 2.00%) due 09/26/2025	426,600	426,200
Telecom Services — 0.0%
MTN Infrastructure TopCo, Inc. FRS BTL 5.40% (1 ML+ 3.00%) due 11/15/2024	174,118	172,813
Telephone-Integrated — 0.0%
CenturyLink, Inc. FRS BTL-B 5.15% (1 ML+ 2.75%) due 01/31/2025	198,990	194,077
Television — 0.2%
Gray Television, Inc. FRS BTL-C 4.93% (1 ML+ 2.50%) due 01/02/2026	651,725	650,212
Mission Broadcasting, Inc. FRS BTL-B3 4.69% (1 ML+ 2.25%) due 01/17/2024	17,022	16,905
Tribune Media Co. FRS BTL-C 5.40% (1 ML+ 3.00%) due 01/26/2024	375,000	374,344
		1,041,461
Textile-Products — 0.1%
ASP Unifrax Holdings, Inc. FRS BTL-B1 6.08% (3 ML+ 3.75%) due 12/12/2025	572,125	553,531
Theaters — 0.1%
Cineworld, Ltd. FRS BTL 4.65% (1 ML+ 2.25%) due 02/28/2025	618,110	607,370
Transport-Rail — 0.0%
Savage Enterprises LLC FRS BTL 6.92% (1 ML+ 4.50%) due 08/01/2025	270,354	270,608
Veterinary Diagnostics — 0.0%
NVA Holdings, Inc. FRS BTL-B3 5.15% (1 ML+ 2.75%) due 02/02/2025	208,425	208,078
Web Hosting/Design — 0.1%
Web.com Group, Inc. FRS BTL 6.16% (1 ML+ 3.75%) due 10/10/2025	358,927	354,440
Total Loans (cost $35,669,686)		35,383,306
COMMON STOCKS — 0.0%
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	56	443
Television — 0.0%
ION Media Networks, Inc.†(8)(9)	233	139,800
Total Common Stocks (cost $2)		140,243
Total Long-Term Investment Securities (cost $772,855,965)		768,510,239
REPURCHASE AGREEMENTS — 2.1%
Bank of America Securities LLC Joint Repurchase Agreement(13)	3,110,000	3,110,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	2,590,000	2,590,000
BNP Paribas SA Joint Repurchase Agreement(13)	3,110,000	3,110,000
Deutsche Bank AG Joint Repurchase Agreement(13)	2,855,000	2,855,000
RBS Securities, Inc. Joint Repurchase Agreement(13)	3,435,000	3,435,000
Total Repurchase Agreements (cost $15,100,000)		15,100,000
TOTAL INVESTMENTS (cost $787,955,965)	108.7%	783,610,239
Liabilities in excess of other assets	(8.7)	(62,856,358)
NET ASSETS	100.0%	$720,753,881

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2019, the aggregate value of these securities was $83,837,031 representing 11.6% of net assets.

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2019.
(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(6)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(7)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(8)	Securities classified as Level 3 (see Note 1).

8

(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2019, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
ION Media Networks, Inc.	12/21/2016	233	$2	$139,800	$600.00	0.02%

(10)	Denominated in United States dollars unless otherwise indicated.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(12)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(13)	See Note 2 for details of Joint Repurchase Agreements.
AUD	—	Australian Dollar
BTL	—	Bank Term Loan
CAD	—	Canadian Dollar
CLO	—	Collateralized Loan Obligation
EUR	—	Euro Currency
GBP	—	Pound Sterling
JPY	—	Japanese Yen
NZD	—	New Zealand Dollar
TBA	—

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD	—

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS	—	Treasury Inflation Protected Securities
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2019 and unless otherwise, the dates shown are the original maturity dates.

Index Legend

1 ME — 1 Month Euribor

1 ML — 1 Month USD LIBOR

1 WL — 1 Week USD LIBOR

2 ML — 2 Month USD LIBOR

3 ME — 3 Month Euribor

3 ML — 3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
519	Long	U.S. Treasury 2 Year Notes	September 2019	111,364,023	111,678,258	$314,235

						Unrealized (Depreciation)
86	Short	U.S. Treasury 10 Year Notes	September 2019	10,842,749	11,005,312	$(162,563)
28	Short	U.S. Treasury 10 Year Ultra Notes	September 2019	3,764,636	3,867,500	(102,864)
125	Short	U.S. Treasury Ultra Bonds	September 2019	21,461,877	22,195,312	(733,435)
						$(998,862)
Net Unrealized Appreciation (Depreciation)						$(684,627)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

9

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group	JPY	3,027,283,000	USD	28,306,280	07/31/2019	$164,655	$—

Bank of America, N.A.	CAD	33,313,000	USD	25,310,906	07/31/2019	—	(145,082)
	GBP	53,435,000	USD	68,243,121	07/31/2019	284,354	—
	NZD	2,607,000	USD	1,735,224	07/31/2019	—	(17,329)
						284,354	(162,411)
Barclays Bank PLC	AUD	24,105,170	USD	16,817,695	07/31/2019	—	(122,694)

Goldman Sachs International	EUR	122,869,519	USD	140,395,996	07/31/2019	345,243	—

JPMorgan Chase Bank N.A.	CAD	510,000	USD	386,223	07/31/2019	—	(3,491)

Net Unrealized Appreciation (Depreciation)						$794,252	$(288,596)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$280,734,419	$—	$280,734,419
U.S. Government Agencies	—	90,640,650	—	90,640,650
U.S. Government Treasuries	—	319,786,068	—	319,786,068
Asset Backed Securities	—	41,825,553	—	41,825,553
Loans	—	35,383,306	—	35,383,306
Common Stocks:
Printing-Commercial	443	—	—	443
Television	—	—	139,800	139,800
Repurchase Agreements	—	15,100,000	—	15,100,000
Total Investments at Value	$443	$783,469,996	$139,800	$783,610,239

Other Financial Instruments:†
Futures Contracts	$314,235	$—	—	$314,235
Forward Foreign Currency Contracts	—	794,252	$—	794,252
	314,235	794,252	—	1,108,487
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$998,862	$—	$—	$998,862
Forward Foreign Currency Contracts	—	288,596	—	288,596
Total Other Financial Instruments	$998,862	$288,596	$—	$1,287,458

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

† Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investment in securities were not considered a material portion of the Portfolio.

There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

10

Seasons Series Trust SA Columbia Focused Value Portfolio

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.2%
Aerospace/Defense-Equipment — 2.8%
United Technologies Corp.	63,000	$8,202,600
Banks-Super Regional — 3.0%
Wells Fargo & Co.	185,000	8,754,200
Chemicals-Diversified — 4.1%
FMC Corp.	147,000	12,193,650
Computer Software — 3.3%
Teradata Corp.†	271,100	9,718,935
Diversified Banking Institutions — 12.8%
Bank of America Corp.	355,000	10,295,000
Citigroup, Inc.	145,000	10,154,350
JPMorgan Chase & Co.	90,000	10,062,000
Morgan Stanley	167,500	7,338,175
		37,849,525
Diversified Minerals — 0.3%
Livent Corp.†	124,655	862,613
Electric-Integrated — 5.0%
AES Corp.	425,000	7,123,000
NextEra Energy, Inc.	37,100	7,600,306
		14,723,306
Food-Meat Products — 3.1%
Tyson Foods, Inc., Class A	115,000	9,285,100
Gold Mining — 2.4%
Barrick Gold Corp.	450,000	7,096,500
Instruments-Controls — 3.1%
Honeywell International, Inc.	52,500	9,165,975
Insurance-Life/Health — 2.0%
Unum Group	180,000	6,039,000
Insurance-Multi-line — 3.4%
MetLife, Inc.	200,000	9,934,000
Medical Products — 3.0%
Baxter International, Inc.	110,000	9,009,000
Medical-Drugs — 3.2%
Bristol-Myers Squibb Co.	208,500	9,455,475
Medical-HMO — 3.5%
Humana, Inc.	39,000	10,346,700
Metal-Copper — 2.9%
Freeport-McMoRan, Inc.	750,000	8,707,500
Oil Companies-Integrated — 2.1%
Chevron Corp.	50,904	6,334,494
Oil Refining & Marketing — 4.0%
Marathon Petroleum Corp.	122,000	6,817,360
Valero Energy Corp.	59,800	5,119,478
		11,936,838
Oil-Field Services — 2.9%
Halliburton Co.	188,500	4,286,490
TechnipFMC PLC	162,100	4,204,874
		8,491,364
Pharmacy Services — 3.4%
Cigna Corp.	63,500	10,004,425
Pipelines — 2.2%
Williams Cos., Inc.	231,500	6,491,260
Retail-Building Products — 2.2%
Lowe’s Cos., Inc.	65,000	6,559,150
Retail-Catalog Shopping — 2.3%
Qurate Retail, Inc.†	543,000	6,727,770
Semiconductor Components-Integrated Circuits — 3.0%
QUALCOMM, Inc.	115,334	8,773,457
Semiconductor Equipment — 2.9%
Applied Materials, Inc.	190,000	8,532,900
Telecom Equipment-Fiber Optics — 3.8%
Corning, Inc.	340,600	11,318,138
Telephone-Integrated — 5.0%
Verizon Communications, Inc.	257,000	14,682,410
Tobacco — 2.5%
Philip Morris International, Inc.	95,000	7,460,350
Transport-Rail — 4.0%
CSX Corp.	94,500	7,311,465
Union Pacific Corp.	27,100	4,582,881
		11,894,346
Total Long-Term Investment Securities (cost $233,344,982)		290,550,981
REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 06/28/2019, to be repurchased 07/01/2019 in the amount of $5,488,229 and collateralized by $3,670,000 of United States Treasury Inflation Protected Bonds, bearing interest at 2.38% due 01/15/2025 and having an approximate value of $5,600,372 (cost $5,488,000)	$5,488,000	5,488,000
TOTAL INVESTMENTS (cost $238,832,982)	100.1%	296,038,981
Liabilities in excess of other assets	(0.1)	(257,605)
NET ASSETS	100.0%	$295,781,376

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of  June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$290,550,981	$—	$—	$290,550,981
Repurchase Agreements	—	5,488,000	—	5,488,000
Total Investments at Value	$290,550,981	$5,488,000	$—	$296,038,981

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 60.7%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	924,920	$14,040,292
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,117,672	17,368,617
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	125,441	2,525,136
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	179,948	2,907,955
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	185,229	2,485,771
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	121,810	5,887,056
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	69,682	1,370,635
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	183,972	1,815,800
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	161,809	2,529,067
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	235,557	8,621,400
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	131,442	2,617,020
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	284,770	4,909,435
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	542,674	12,839,661
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	287,753	4,615,559
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	169,812	3,586,440
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	533,556	7,304,379
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	246,551	2,753,980
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	293,388	6,900,492
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	465,404	5,184,603
Total Domestic Equity Investment Companies (cost $106,471,874)		110,263,298
Domestic Fixed Income Investment Companies — 19.9%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	272,855	4,231,985
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	453,998	5,452,517
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	468,525	4,544,693
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	33,851	363,896
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	231,040	3,162,944
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	865,862	9,108,869
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	136,651	1,399,307
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	677,086	6,269,815
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	287,964	1,644,272
Total Domestic Fixed Income Investment Companies (cost $35,148,863)		36,178,298
International Equity Investment Companies — 19.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,348,824	12,463,129
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	154,926	2,184,460
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1†	233,736	3,632,256
SunAmerica Series Trust SA International Index Portfolio, Class 1	488,107	5,374,061
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	275,788	2,250,433
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	521,949	5,386,516
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	406,739	4,026,712
Total International Equity Investment Companies (cost $35,173,546)		35,317,567
TOTAL INVESTMENTS (cost $176,794,283)	100.0%	181,759,163
Liabilities in excess of other assets	(0.0)	(82,431)
NET ASSETS	100.0%	$181,676,732

#

The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$181,759,163	$—	$—	$181,759,163

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

Seasons Series Trust SA Allocation Moderate Growth Portfolio

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 50.0%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,958,960	$29,737,006
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	2,380,989	37,000,565
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	236,805	4,766,892
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	383,973	6,205,011
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	372,159	4,994,368
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	253,088	12,231,733
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	189,420	3,725,895
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	414,615	4,092,253
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	308,726	4,825,394
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	497,539	18,209,942
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	286,729	5,708,780
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	515,825	8,892,827
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	1,265,517	29,942,126
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	498,536	7,996,523
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	380,973	8,046,152
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	1,219,666	16,697,231
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	425,324	4,750,872
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	594,615	13,985,345
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	995,306	11,087,714
Total Domestic Equity Investment Companies (cost $219,608,795)		232,896,629
Domestic Fixed Income Investment Companies — 34.7%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	1,086,168	16,846,468
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,989,212	47,910,436
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	2,025,064	19,643,122
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	209,494	2,252,060
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	710,593	9,728,017
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,309,639	24,297,401
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	641,454	6,568,488
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,961,290	27,421,547
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	1,217,095	6,949,612
Total Domestic Fixed Income Investment Companies (cost $156,976,076)		161,617,151
International Equity Investment Companies — 15.3%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	2,622,854	24,235,168
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	317,138	4,471,643
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1†	510,781	7,937,530
SunAmerica Series Trust SA International Index Portfolio, Class 1	946,842	10,424,732
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	591,579	4,827,288
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	1,271,680	13,123,743
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	666,863	6,601,945
Total International Equity Investment Companies (cost $69,482,768)		71,622,049
TOTAL INVESTMENTS (cost $446,067,639)	100.0%	466,135,829
Liabilities in excess of other assets	(0.0)	(197,763)
NET ASSETS	100.0%	$465,938,066

#                           The Seasons Series Trust SA Allocation Moderate Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report.  Additional information of the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†                           Non-income producing security

(1)                   See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$466,135,829	$—	$—	$466,135,829

*                                      For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 44.1%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	1,275,898	$19,368,129
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	1,352,713	21,021,157
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	154,822	3,116,572
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	230,052	3,717,640
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	208,064	2,792,225
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	142,561	6,889,967
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	56,734	1,115,956
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	161,276	1,591,796
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	143,510	2,243,054
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	277,443	10,154,424
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	149,431	2,975,176
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	274,711	4,736,010
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	639,917	15,140,436
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	255,779	4,102,693
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	282,088	5,957,697
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	672,566	9,207,434
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	197,902	2,210,566
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	349,522	8,220,756
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	634,385	7,067,053
Total Domestic Equity Investment Companies (cost $124,391,646)		131,628,741
Domestic Fixed Income Investment Companies — 44.8%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	898,919	13,942,234
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,290,012	39,513,045
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,628,041	15,792,001
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	143,243	1,539,864
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	585,510	8,015,628
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,919,588	20,194,064
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	747,371	7,653,079
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,310,973	21,399,606
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	988,394	5,643,728
Total Domestic Fixed Income Investment Companies (cost $130,077,956)		133,693,249
International Equity Investment Companies — 11.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	1,387,177	12,817,516
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	182,032	2,566,652
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1†	307,758	4,782,562
SunAmerica Series Trust SA International Index Portfolio, Class 1	160,110	1,762,811
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	285,763	2,331,827
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	588,552	6,073,854
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	286,012	2,831,521
Total International Equity Investment Companies (cost $32,199,178)		33,166,743
TOTAL INVESTMENTS (cost $286,668,780)	100.0%	298,488,733
Liabilities in excess of other assets	(0.0)	(132,227)
NET ASSETS	100.0%	$298,356,506

#                           The Seasons Series Trust SA Allocation Growth Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†                           Non-income producing security

(1)                   See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$298,488,733	$—	$—	$298,488,733

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST SA ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — June 30, 2019 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 32.3%
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	618,916	$9,395,142
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	685,086	10,646,235
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	87,573	1,762,847
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	121,385	1,961,586
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	115,560	1,550,819
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	84,203	4,069,520
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	33,489	658,737
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	124,011	1,223,989
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	76,398	1,194,095
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	148,901	5,449,760
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	83,989	1,672,228
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	205,718	3,546,575
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	328,017	7,760,873
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	215,056	3,449,495
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	133,151	2,812,143
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	367,754	5,034,548
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	103,046	1,151,021
SunAmerica Series Trust SA Oppenheimer Main Street Large Cap Portfolio, Class 1	187,327	4,405,925
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	358,772	3,996,720
Total Domestic Equity Investment Companies (cost $68,190,162)		71,742,258
Domestic Fixed Income Investment Companies — 59.5%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	845,579	13,114,932
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,470,998	41,686,687
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	1,628,184	15,793,384
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	152,498	1,639,351
SunAmerica Series Trust SA Federated Corporate Bond Portfolio, Class 1	648,483	8,877,734
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,860,998	19,577,700
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	588,030	6,021,424
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	2,177,053	20,159,508
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	891,739	5,091,832
Total Domestic Fixed Income Investment Companies (cost $128,381,017)		131,962,552
International Equity Investment Companies — 8.2%
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1†	181,892	2,826,605
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	609,330	5,630,210
SunAmerica Series Trust SA Emerging Markets Equity Index, Class 1	105,445	1,486,771
SunAmerica Series Trust SA International Index Portfolio, Class 1	136,954	1,507,859
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	142,126	1,159,750
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	359,763	3,712,751
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	180,359	1,785,557
Total International Equity Investment Companies (cost $17,754,249)		18,109,503
TOTAL INVESTMENTS (cost $214,325,428)	100.0%	221,814,313
Liabilities in excess of other assets	(0.0)	(101,396)
NET ASSETS	100.0%	$221,712,917

#

The Seasons Series Trust SA Allocation Balanced Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the Anchor Series Trust, Seasons Series Trust and the SunAmerica Series Trust, some of which are not presented in this report. Additional information of the underlying portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

†	Non-income producing security
(1)	See Note 3

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2019 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$221,814,313	$—	$—	$221,814,313

*                                         For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2019 - (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of June 30, 2019, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in over the counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts on swaps (“swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Putnam Asset Allocation Diversified Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used forward contracts to attempt to protect the value of securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Multi-Managed Large Cap Growth, SA Multi-Managed Large Cap Value, SA Multi-Managed Mid Cap Growth, SA Multi-Managed Mid Cap Value, SA Multi-Managed Small Cap and SA Multi-Managed International Equity Portfolios used futures contracts to increase or decrease exposure to equity or bond markets. The SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The SA Putnam Asset Allocation Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, and SA Multi-Managed Diversified Fixed Income used option contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolios and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, SA Multi-Managed Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging), as a substitute for physical securities and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the SA Putnam Asset Allocation Diversified Growth Portfolio used equity swaps, a type of total return swap, to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Multi-Managed Growth, SA Multi-Managed Moderate Growth, SA Multi-Managed Income/Equity, SA Multi-Managed Income, SA Multi-Managed Diversified Fixed Income and SA Wellington Real Return Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

A cross-currency swap is an interest rate swap agreement where the two instruments are denominated in two different currencies. Each agreement comprises both long and short exposures based on the reference legs of the swap.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when the Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of June 30, 2019, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of June 30, 2019, please refer to a schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives				Liability Derivatives
Portfolio	Futures Contracts (1)(8)	Swap Contracts (2)	Options Purchased (3)	Foreign Forward Exchange Contracts (4)	Futures Contracts (1)(8)	Swap Contracts (5)	Options Written (6)	Foreign Forward Exchange Contracts (7)
	Interest Rate Contracts				Interest Rate Contracts

SA Multi-Managed Growth Portfolio	$—	$272	$—	$—	$625	$24,869	$—	$—
SA Multi-Managed Moderate Growth Portfolio	344	727	—	—	1,344	65,130	—	—
SA Multi-Managed Income/Equity Portfolio	—	872	—	—	1,672	74,259	—	—
SA Multi-Managed Income Portfolio	—	10,631	—	—	1,781	64,551	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	1,445	—	—	—	2,031	—	—	—
SA Multi-Managed Diversified Fixed Income Portfolio	7,142	—	—	—	28,765	1,253,300	—	—
SA Wellington Real Return Portfolio	23,438	—	—	—	23,836	—	—	—

	Equity Contracts				Equity Contracts
SA Multi-Managed Growth Portfolio	$874	$—	$—	$—	$—	$—	$—	$—
SA Multi-Managed Moderate Growth Portfolio	1,165	—	—	—	—	—	—	—
SA Putnam Asset Allocation Diversified Growth Portfolio	90,825	313,166	—	—	11,305	370,657	—	—
SA Multi-Managed Large Cap Growth Portfolio	6,100	—	—	—	—	—	—	—
SA Multi-Managed Large Cap Value Portfolio	7,400	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Growth Portfolio	4,560	—	—	—	—	—	—	—
SA Multi-Managed Mid Cap Value Portfolio	9,120	—	—	—	—	—	—	—
SA Multi-Managed Small Cap Portfolio	20,816	—	—	—	—	—	—	—
SA Multi-Managed International Equity Portfolio	40,800	—	—	—	—	—	—	—

	Credit Contracts				Credit Contracts
SA Multi-Managed Diversified Fixed Income Portfolio	$—	$850	$—	$—	$—	$—	$—	$—

	Foreign Exchange Contracts				Foreign Exchange Contracts
SA Multi-Managed Growth Portfolio	$—	$—	$—	$—	$—	$—	$—	$26
SA Multi-Managed Moderate Growth Portfolio	—	—	—	1,102	—	—	—	628
SA Multi-Managed Income/Equity Portfolio	—	—	—	535	—	—	—	368
SA Multi-Managed Income Portfolio	—	—	—	1,102	—	—	—	638
SA Putnam Asset Allocation Diversified Growth Portfolio	—	—	—	57,171	—	—	—	20,563
SA Multi-Managed Large Cap Value Portfolio	—	—	—	4,117	—	—	—	75,430
SA Multi-Managed Diversified Fixed Income Portfolio	—	—	—	9,362	—	—	—	4,829
SA Wellington Real Return Portfolio	—	—	—	794,252	—	—	—	288,596

Statement of Assets and Liabilities Location:

(1) Variation margin on futures contracts

(2) Unrealized appreciation on swap contracts

(3) Investments at value (unaffiliated)

(4) Unrealized appreciation on forward foreign currency contracts

(5) Unrealized depreciation on swap contracts

(6) Call and put options written, at value

(7) Unrealized depreciation on forward foreign currency contracts

(8) The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation/ (Depreciation)
SA Multi-Managed Growth Portfolio	$(15,790)
SA Multi-Managed Moderate Growth Portfolio	(46,256)
SA Multi-Managed Income/Equity Portfolio	(37,698)
SA Multi-Managed Income Portfolio	(57,310)
SA Putnam Asset Allocation Diversified Growth Portfolio	(139,985)
SA Multi-Managed Large Cap Growth Portfolio	18,380
SA Multi-Managed Large Cap Value Portfolio	10,880
SA Multi-Managed Mid Cap Growth Portfolio	9,146
SA Multi-Managed Mid Cap Value Portfolio	18,292
SA Multi-Managed Small Cap Portfolio	29,713
SA Multi-Managed International Equity Portfolio	226,975
SA Multi-Managed Diversified Fixed Income Portfolio	(1,279,924)
SA Wellington Real Return Portfolio	(684,627)

Note 2. Repurchase Agreements

As of June 28, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.37%	$110,000
SA Multi-Managed Moderate Growth	1.03	310,000
SA Multi-Managed Income/Equity	0.85	255,000
SA Multi-Managed Income	0.98	295,000
SA Multi-Managed Large Cap Value	0.88	265,000
SA Multi-Managed Mid Cap Growth	2.47	740,000
SA Multi-Managed Diversified Fixed Income	11.30	3,390,000
SA Wellington Real return	10.37	3,110,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 28, 2019, bearing interest at a rate of 2.47% per annum, with a principal amount of $30,000,000, a repurchase price of $30,006,175, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	3.00%	02/15/2047	$27,907,000	$30,930,208

As of June 28, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.36%	$90,000
SA Multi-Managed Moderate Growth	1.02	255,000
SA Multi-Managed Income/Equity	0.84	210,000
SA Multi-Managed Income	0.98	245,000
SA Multi-Managed Large Cap Value	0.88	220,000
SA Multi-Managed Mid Cap Growth	2.46	615,000
SA Multi-Managed Diversified Fixed Income	11.30	2,825,000
SA Wellington Real return	10.36	2,590,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated June 28, 2019, bearing interest at a rate of 2.50% per annum, with a principal amount of $25,000,000, a repurchase price of $25,005,208 and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bonds	3.38%	05/15/2044	$21,889,000	$25,534,613

As of June 28, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.37%	$110,000
SA Multi-Managed Moderate Growth	1.03	310,000
SA Multi-Managed Income/Equity	0.85	255,000
SA Multi-Managed Income	0.98	295,000
SA Multi-Managed Large Cap Value	0.88	265,000
SA Multi-Managed Mid Cap Growth	2.47	740,000
SA Multi-Managed Diversified Fixed Income	11.30	3,390,000
SA Wellington Real return	10.37	3,110,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 28, 2019, bearing interest at a rate of 2.48% per annum, with a principal amount of $30,000,000, a repurchase price of $30,006,200, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.13%	11/30/2024	$30,110,800	$30,660,322

As of June 28, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.36%	$100,000
SA Multi-Managed Moderate Growth	1.03	285,000
SA Multi-Managed Income/Equity	0.85	235,000
SA Multi-Managed Income	0.98	270,000
SA Multi-Managed Large Cap Value	0.89	245,000
SA Multi-Managed Mid Cap Growth	2.47	680,000
SA Multi-Managed Diversified Fixed Income	11.30	3,115,000
SA Wellington Real return	10.36	2,855,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 28, 2019, bearing interest at a rate of 2.49% per annum, with a principal amount of $27,570,000, a repurchase price of $27,575,721 and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.63%	07/15/2021	$27,654,000	$28,459,097

As of June 28, 2019, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

	Percentage	Principal
Portfolio	Ownership	Amount
SA Multi-Managed Growth	0.39%	$130,000
SA Multi-Managed Moderate Growth	1.06	350,000
SA Multi-Managed Income/Equity	0.89	295,000
SA Multi-Managed Income	1.02	335,000
SA Multi-Managed Large Cap Value	0.94	310,000
SA Multi-Managed Mid Cap Growth	2.50	825,000
SA Multi-Managed Diversified Fixed Income	11.35	3,745,000
SA Wellington Real return	10.41	3,435,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated June 28, 2019, bearing interest at a rate of 2.48% per annum, with a principal amount of $33,000,000, a repurchase price of $33,006,820, and a maturity date of July 1, 2019. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.88%	10/31/2023	$32,035,000	$33,680,548

Note 3.  Transactions with Affiliates:

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust and/or Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  For the period ended June 30, 2019, transactions in these securities were as follows:

SA Multi–Managed Large Cap Value Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2019	Purchases†	Sales	Gain/Loss	Gain (Loss)	2019

American International Group, Inc.	$6,046	$—	$841,091	$7,137	$29,316	$(4,068)	$198,915	$1,013,759

SA Allocation Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2019	Purchases†	Sales	Gain/Loss	Gain (Loss)	2019

Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$2,510,367	$1,646,918	$6,973	$28	$81,645	$4,231,985
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	4,856,754	440,799	13,391	(32)	168,387	5,452,517
SA Multi-Managed International Equity Portfolio, Class 1	—	—	14,047,295	1,181,430	3,073,987	233,163	75,228	12,463,129
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	12,848,864	1,138,733	694,593	63,725	683,563	14,040,292
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	16,823,145	1,518,836	1,596,800	(62,241)	685,677	17,368,617
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	2,201,914	191,014	5,803	985	137,026	2,525,136
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	2,593,604	242,441	7,365	(265)	79,540	2,907,955
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	2,222,977	205,707	6,249	959	62,377	2,485,771
SA Wellington Real Return Portfolio, Class 1	—	—	4,090,617	374,679	11,382	(219)	90,998	4,544,693
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	5,220,935	440,800	13,391	410	238,302	5,887,056
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	333,130	29,387	893	11	2,261	363,896
SA Emerging Market Equity Index, Class 1	—	—	1,995,871	183,667	5,580	(577)	11,079	2,184,460
SA Federated Corporate Bond Portfolio, Class 1	—	—	3,085,128	263,998	307,757	(16,865)	138,440	3,162,944
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	—	3,481,752	7,237	(90)	157,831	3,632,256
SA Fixed Income Index Portfolio, Class 1	—	—	8,099,838	734,667	22,318	280	296,402	9,108,869
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	1,252,033	117,547	3,571	99	33,199	1,399,307
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,239,000	124,893	3,794	(1,001)	11,537	1,370,635
SA International Index Portfolio, Class 1	—	—	4,772,328	440,800	13,391	(964)	175,288	5,374,061
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,577,992	146,934	4,464	304	95,034	1,815,800
SA Janus Focused Growth Portfolio, Class 1	—	—	2,206,946	198,360	6,026	612	129,175	2,529,067
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	2,477,701	197,638	435,610	42,109	(31,405)	2,250,433
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	8,148,347	728,676	622,301	18,371	348,307	8,621,400
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	2,984,967	3,158,281	10,010	(74)	136,651	6,269,815
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	2,543,479	213,053	306,472	28,978	137,982	2,617,020
SA Large Cap Growth Index Portfolio, Class 1	—	—	4,333,150	389,373	11,829	933	197,808	4,909,435
SA Large Cap Index Portfolio, Class 1	—	—	11,349,168	1,028,533	31,245	1,835	491,370	12,839,661
SA Large Cap Value Index Portfolio, Class 1	—	—	4,405,692	398,076	362,258	16,166	157,883	4,615,559
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	3,212,530	293,866	8,927	(618)	89,589	3,586,440
SA MFS Blue Chip Growth, Class 1	—	—	6,454,450	587,734	17,855	713	279,337	7,304,379
SA Mid Cap Index Portfolio, Class 1	—	—	2,451,027	235,094	7,142	236	74,765	2,753,980
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	4,825,527	440,800	13,391	(797)	134,377	5,386,516
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	6,002,665	551,001	16,739	(113)	363,678	6,900,492
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	1,776,228	146,451	324,186	(8,167)	53,946	1,644,272
SA Putnam International Growth and Income Portfolio, Class 1	—	—	3,609,309	330,600	10,043	(1,270)	98,116	4,026,712
SA Small Cap Index Portfolio, Class 1	—	—	4,664,290	440,800	13,391	385	92,519	5,184,603
	$—	$—	$161,217,268	$22,243,338	$7,996,364	$317,009	$5,977,912	$181,759,163

† Included reinvestment of distributions paid.

SA Allocation Moderate Growth Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Net Income	Received	2019	Purchases†	Sales	Gain/Loss	Gain (Loss)	2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$12,057,200	$4,811,123	$373,201	$(1,734)	$353,080	$16,846,468
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	47,780,997	44,916	1,443,068	(12,830)	1,540,421	47,910,436
SA Multi-Managed International Equity Portfolio, Class 1	—	—	30,197,392	25,426	6,625,646	119,647	518,349	24,235,168
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	30,600,596	27,378	2,581,580	310,427	1,380,185	29,737,006
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	39,037,694	36,361	3,462,991	(72,522)	1,462,023	37,000,565
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	4,624,815	4,278	137,747	8,539	267,007	4,766,892
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	6,213,614	5,989	192,846	6,970	171,284	6,205,011
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	5,012,417	4,919	158,409	(2,802)	138,243	4,994,368
SA Wellington Real Return Portfolio, Class 1	—	—	19,808,004	18,393	592,311	(20,129)	429,165	19,643,122
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	12,051,142	10,695	344,367	21,234	493,029	12,231,733
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	2,303,928	2,139	68,873	890	13,976	2,252,060
SA Emerging Market Equity Index, Class 1	—	—	4,587,495	4,277	137,747	(11,099)	28,717	4,471,643
SA Federated Corporate Bond Portfolio, Class 1	—	—	16,340,022	13,783	7,135,094	(313,971)	823,277	9,728,017
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	—	7,724,043	119,798	(265)	333,550	7,937,530
SA Fixed Income Index Portfolio, Class 1	—	—	24,177,551	22,244	716,283	1,800	812,089	24,297,401
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	6,593,704	5,990	192,846	4,755	156,885	6,568,488
SA Franklin Small Company Value Portfolio, Class 1	—	—	3,806,645	3,637	117,085	(26,100)	58,798	3,725,895
SA International Index Portfolio, Class 1	—	—	10,371,690	9,626	309,930	(13,714)	367,060	10,424,732
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	3,979,587	3,636	117,085	10,516	215,599	4,092,253
SA Janus Focused Growth Portfolio, Class 1	—	—	4,696,483	4,278	137,747	17,514	244,866	4,825,394
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	5,716,643	4,752	924,566	95,696	(65,237)	4,827,288
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	18,496,520	17,112	1,099,678	26,418	769,570	18,209,942
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	18,603,391	8,719,488	634,551	(9,443)	742,662	27,421,547
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	5,502,701	4,705	151,521	11,293	341,602	5,708,780
SA Large Cap Growth Index Portfolio, Class 1	—	—	8,759,261	7,914	254,832	26,979	353,505	8,892,827
SA Large Cap Index Portfolio, Class 1	—	—	29,568,504	26,950	867,805	75,083	1,139,394	29,942,126
SA Large Cap Value Index Portfolio, Class 1	—	—	8,523,073	7,914	852,867	37,726	280,677	7,996,523
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	8,068,038	7,487	241,057	(9,417)	221,101	8,046,152
SA MFS Blue Chip Growth, Class 1	—	—	16,486,888	14,972	482,114	36,787	640,698	16,697,231
SA Mid Cap Index Portfolio, Class 1	—	—	4,746,958	4,278	137,747	8,572	128,811	4,750,872
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	13,166,497	11,978	385,691	(15,094)	346,053	13,123,743
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	14,083,596	12,833	913,240	22,908	779,248	13,985,345
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	9,264,773	7,366	2,540,259	8,635	209,097	6,949,612
SA Putnam International Growth and Income Portfolio, Class 1	—	—	6,626,786	6,202	199,733	(20,630)	189,320	6,601,945
SA Small Cap Index Portfolio, Class 1	—	—	11,210,837	10,694	344,367	(7,886)	218,436	11,087,714
	$—	$—	$463,065,442	$21,647,776	$34,994,682	$314,753	$16,102,540	$466,135,829

† Included reinvestment of distributions paid.

SA Allocation Moderate Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2019	Purchases†	Sales	Gain/Loss	Gain (Loss)	2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$9,601,795	$4,347,595	$290,680	$(1,497)	$285,021	$13,942,234
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	39,202,919	187,157	1,134,114	(10,794)	1,267,877	39,513,045
SA Multi-Managed International Equity Portfolio, Class 1	—	—	16,680,179	68,463	4,259,920	73,782	255,012	12,817,516
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	19,625,652	90,606	1,439,195	187,502	903,564	19,368,129
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	22,209,571	104,955	2,085,243	(41,048)	832,922	21,021,157
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	3,007,393	13,940	84,492	9,321	170,410	3,116,572
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	3,698,986	17,424	105,614	(15,141)	121,985	3,717,640
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	2,787,002	13,940	84,492	7,247	68,528	2,792,225
SA Wellington Real Return Portfolio, Class 1	—	—	15,844,966	75,272	456,254	(15,935)	343,952	15,792,001
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	6,758,747	31,363	190,106	12,259	277,704	6,889,967
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	1,568,532	7,667	46,470	593	9,542	1,539,864
SA Emerging Market Equity Index, Class 1	—	—	2,619,136	12,544	76,042	(5,321)	16,335	2,566,652
SA Federated Corporate Bond Portfolio, Class 1	—	—	13,384,418	55,675	5,844,568	(255,538)	675,641	8,015,628
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	—	4,628,560	58,291	159	212,134	4,782,562
SA Fixed Income Index Portfolio, Class 1	—	—	19,995,320	94,090	570,318	1,006	673,966	20,194,064
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	7,648,643	36,242	219,678	5,274	182,598	7,653,079
SA Franklin Small Company Value Portfolio, Class 1	—	—	1,134,293	5,576	33,797	(7,435)	17,319	1,115,956
SA International Index Portfolio, Class 1	—	—	1,745,323	8,364	50,695	(2,568)	62,387	1,762,811
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,539,339	6,970	42,246	3,762	83,971	1,591,796
SA Janus Focused Growth Portfolio, Class 1	—	—	2,318,431	10,455	213,369	7,792	119,745	2,243,054
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	2,935,661	11,821	625,384	65,228	(55,499)	2,331,827
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	10,305,944	48,624	644,572	16,006	428,422	10,154,424
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	14,817,491	6,481,506	477,664	(7,381)	585,654	21,399,606
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	3,005,434	13,939	234,492	20,733	169,562	2,975,176
SA Large Cap Growth Index Portfolio, Class 1	—	—	4,639,454	20,908	126,737	13,536	188,849	4,736,010
SA Large Cap Index Portfolio, Class 1	—	—	14,879,266	69,696	422,458	37,272	576,660	15,140,436
SA Large Cap Value Index Portfolio, Class 1	—	—	4,540,048	20,663	625,014	28,262	138,734	4,102,693
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	5,941,928	27,879	168,983	(6,228)	163,101	5,957,697
SA MFS Blue Chip Growth, Class 1	—	—	9,045,524	41,818	253,475	19,825	353,742	9,207,434
SA Mid Cap Index Portfolio, Class 1	—	—	2,199,474	10,455	63,369	4,072	59,934	2,210,566
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	6,061,150	27,879	168,983	(5,920)	159,728	6,073,854
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	8,147,687	38,333	432,352	10,452	456,636	8,220,756
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	7,378,355	29,763	1,939,370	(9,058)	184,038	5,643,728
SA Putnam International Growth and Income Portfolio, Class 1	—	—	2,829,550	13,940	84,492	(8,414)	80,937	2,831,521
SA Small Cap Index Portfolio, Class 1	—	—	7,108,910	34,848	211,229	(4,514)	139,038	7,067,053
	$—	$—	$295,206,521	$16,708,930	$23,764,158	$127,291	$10,210,149	$298,488,733

† Included reinvestment of distributions paid.

SA Allocation Balanced Portfolio

							Change
		Capital Gain	Value at	Cost	Proceeds		in	Value at
		Distribution	March 31,	of	of	Realized	Unrealized	June 30,
Security	Income	Received	2019	Purchases†	Sales	Gain/Loss	Gain (Loss)	2019
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	$—	$—	$9,288,277	$3,801,472	$248,241	$(1,786)	$275,210	$13,114,932
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	40,650,734	811,741	1,092,741	766	1,316,187	41,686,687
SA Multi-Managed International Equity Portfolio, Class 1	—	—	8,426,223	132,665	3,063,303	180,824	(46,199)	5,630,210
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	9,421,725	180,004	730,920	87,440	436,893	9,395,142
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	11,426,639	219,765	1,401,693	(28,020)	429,544	10,646,235
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	1,673,164	31,765	42,515	4,606	95,827	1,762,847
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	1,918,944	38,118	51,018	(7,393)	62,935	1,961,586
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	1,520,330	31,764	42,515	5,777	35,463	1,550,819
SA Wellington Real Return Portfolio, Class 1	—	—	15,575,099	315,539	422,319	(15,152)	340,217	15,793,384
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	3,925,454	74,119	99,202	5,874	163,275	4,069,520
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	1,639,425	31,765	42,515	542	10,134	1,639,351
SA Emerging Market Equity Index, Class 1	—	—	1,490,964	29,647	39,681	(3,387)	9,228	1,486,771
SA Federated Corporate Bond Portfolio, Class 1	—	—	13,040,730	222,266	4,811,245	(216,204)	642,187	8,877,734
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	—	2,738,435	40,173	(333)	128,676	2,826,605
SA Fixed Income Index Portfolio, Class 1	—	—	19,053,580	372,715	498,846	3	650,248	19,577,700
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,914,071	116,475	155,890	626	146,142	6,021,424
SA Franklin Small Company Value Portfolio, Class 1	—	—	657,479	12,706	17,006	(3,774)	9,332	658,737
SA International Index Portfolio, Class 1	—	—	1,467,404	29,648	39,681	(2,250)	52,738	1,507,859
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	1,164,437	21,177	28,344	2,483	64,236	1,223,989
SA Janus Focused Growth Portfolio, Class 1	—	—	1,137,289	21,178	28,344	3,533	60,439	1,194,095
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	1,483,957	25,098	353,253	1,096	2,852	1,159,750
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	5,693,995	106,864	594,288	15,935	227,254	5,449,760
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	14,404,600	5,627,159	427,816	(7,611)	563,176	20,159,508
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	1,796,149	31,766	267,515	24,550	87,278	1,672,228
SA Large Cap Growth Index Portfolio, Class 1	—	—	3,418,495	63,532	85,031	8,872	140,707	3,546,575
SA Large Cap Index Portfolio, Class 1	—	—	7,500,093	146,121	195,570	16,615	293,614	7,760,873
SA Large Cap Value Index Portfolio, Class 1	—	—	3,341,261	62,393	84,767	3,288	127,320	3,449,495
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	2,757,279	52,943	70,859	(2,891)	75,671	2,812,143
SA MFS Blue Chip Growth, Class 1	—	—	4,864,824	93,180	124,712	9,358	191,898	5,034,548
SA Mid Cap Index Portfolio, Class 1	—	—	1,125,432	21,177	28,344	1,744	31,012	1,151,021
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	3,504,404	204,884	93,534	(3,999)	100,996	3,712,751
SA Oppenheimer Main Street Large Cap Portfolio, Class 1	—	—	4,456,227	84,708	388,374	10,322	243,042	4,405,925
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	6,473,533	111,137	1,647,564	(15,448)	170,174	5,091,832
SA Putnam International Growth and Income Portfolio, Class 1	—	—	1,752,846	36,001	48,184	(5,035)	49,929	1,785,557
SA Small Cap Index Portfolio, Class 1	—	—	3,949,602	80,472	107,705	(2,408)	76,759	3,996,720
	$—	$—	$215,914,665	$15,980,399	$17,413,708	$68,563	$7,264,394	$221,814,313

† Included reinvestment of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.